As filed with the SEC on March 31, 2009.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04556

TRANSAMERICA FUNDS
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida	33716
(Address of principal executive offices)	(Zip code)

Dennis Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant's telephone number, including area code:	(727) 299-1800

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2008 – January 31, 2009

Item 1. Schedule of Investments.

The unaudited Schedules of Investment of Registrant as of January 31, 2009 are attached.

Transamerica AllianceBernstein International Value

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.2%)
Australia (4.5%)
Amcor, Ltd.	328,200	$1,111
Australia & New Zealand Banking Group, Ltd.	174,500	1,447
BHP Billiton, Ltd.	124,500	2,309
Commonwealth Bank of Australia	79,200	1,346
Lend Lease Corp., Ltd.	202,400	855
National Australia Bank, Ltd.	68,721	811
Qantas Airways, Ltd.	991,701	1,519
Belgium (1.2%)
Delhaize Group	14,200	912
Solvay SA -Class A ^	22,700	1,604
Canada (5.2%)
BCE, Inc.	41,900	858
Fairfax Financial Holdings, Ltd.	5,000	1,627
Industrial Alliance Insurance and Financial Services, Inc.	35,100	565
Inmet Mining Corp.	21,100	346
Magna International, Inc. -Class A	31,700	887
Methanex Corp.	76,500	592
Nexen, Inc.	92,034	1,340
Nova Chemicals Corp. ^	28,700	53
Petro-Canada	132,300	2,869
Sun Life Financial, Inc.	55,240	1,124
Toronto-Dominion Bank	13,500	438
Finland (1.8%)
Nokia OYJ	173,600	2,128
Stora Enso OYJ -Class R ^	264,600	1,612
France (12.8%)
Arkema SA ^	30,400	427
BNP Paribas	59,320	2,265
Credit Agricole SA	256,076	3,100
France Telecom SA	88,000	1,972
Lagardere Sca	63,300	2,408
Michelin -Class B ^	25,600	1,001
Renault SA ^	70,800	1,364
Sanofi-Aventis SA	82,600	4,646
Societe Generale	59,100	2,471
Total SA	112,000	5,581
Vallourec ^	12,300	1,202
Germany (13.8%)
Allianz SE	53,900	4,519
BASF SE	95,000	2,752
Bayer AG	12,800	679
Deutsche Bank AG	96,400	2,512
Deutsche Lufthansa AG ^	192,900	2,338
Deutsche Telekom AG	189,900	2,292
E.ON AG	120,100	3,869
Muenchener Rueckversicherungs AG	35,200	4,648
RWE AG	29,430	2,287
Siemens AG ^	10,800	608
Suedzucker AG	54,100	857
TUI AG	105,100	882
Italy (4.1%)
ENI SpA	175,700	3,716
Fondiaria-Sai SpA	26,000	406
Intesa Sanpaolo SpA	372,900	1,175
Telecom Italia SpA	2,695,400	3,080
Japan (22.1%)
Canon, Inc.	81,800	2,232
DIC Corp.	190,000	307
Fujitsu, Ltd.	628,000	2,823
Furukawa Electric Co., Ltd.	281,000	971
Hitachi High-Technologies Corp.	62,700	938
Hitachi, Ltd.	524,000	1,598
Honda Motor Co., Ltd.	132,900	3,054
Isuzu Motors, Ltd.	591,000	686
JFE Holdings, Inc.	91,400	2,271
KDDI Corp.	277	1,730
Mitsubishi Chemical Holdings Corp. ^	467,000	1,914
Mitsubishi Corp.	136,700	1,806
Mitsui & Co., Ltd.	239,000	2,494
Namco Bandai Holdings, Inc. ^	126,000	1,259
Nippon Mining Holdings, Inc.	551,000	2,004
Nippon Telegraph & Telephone Corp.	69,800	3,381
Nissan Motor Co., Ltd.	673,700	2,030
Sharp Corp. ^	295,000	2,190
Sumitomo Metal Mining Co., Ltd. ^	273,000	2,542
Sumitomo Mitsui Financial Group, Inc. ^	56,500	2,239
Tokyo Electric Power Co., Inc.	35,300	1,104
Toshiba Corp. ^	766,000	2,674
Tosoh Corp. ^	303,000	635
Toyota Motor Corp.	82,900	2,667
Luxembourg (1.0%)
Arcelormittal ^	93,047	2,082
Netherlands (3.5%)
European Aeronautic Defence and Space Co. NV ^	126,550	2,203
ING Groep NV	212,600	1,755
Koninklijke Ahold NV	279,060	3,345
New Zealand (0.3%)
Telecom Corp. of New Zealand, Ltd.	533,000	710
Norway (1.3%)
Statoilhydro ASA	158,050	2,723
Singapore (0.2%)
Neptune Orient Lines, Ltd. ^	637,000	464
Spain (1.3%)
Telefonica SA	153,100	2,714
Sweden (2.5%)
Nordea Bank AB	237,600	1,256
Svenska Cellulosa AB -Class B ^	182,400	1,423
Telefonaktiebolaget LM Ericsson -Class B ^	210,000	1,653
Volvo AB -Class B ^	228,450	911
Switzerland (4.1%)
Credit Suisse Group AG	102,000	2,603
Novartis AG	115,110	4,730
UBS AG	92,036	1,154
United Kingdom (17.5%)
Antofagasta PLC	169,700	1,020
Associated British Foods PLC	227,600	2,178
Aviva PLC	374,801	1,693
Barclays Bank PLC ^	628,100	924
BHP Billiton, Ltd.	72,000	1,204
BP PLC	663,700	4,700
GlaxoSmithKline PLC	314,600	5,548
HSBC Holdings PLC	250,100	1,941
Lloyds TSB Group PLC ^	1,196,475	1,559

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
United Kingdom (continued)
Royal & Sun Alliance Insurance Group PLC	671,216	$1,274
Royal Bank of Scotland PLC	290,553	91
Royal Dutch Shell PLC -Class A	308,130	7,592
TUI Travel PLC	406,500	1,315
Vodafone Group PLC	2,691,812	5,000
Total Common Stocks (cost $381,211)		200,724

RIGHT (0%)
Belgium (0.0%)
Fortis	175,832	♦
Total Right (cost $♦)		♦

	Principal
REPURCHASE AGREEMENT (1.6%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $3,325 on 02/02/2009 •	$3,325	3,325
Total Repurchase Agreement (cost $3,325)		3,325

	Shares
SECURITIES LENDING COLLATERAL (5.3%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲	11,050,510	11,051
Total Securities Lending Collateral (cost $11,051)		11,051

Total Investment Securities (cost $395,587) #		$215,100

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Sold	Settlement Date	Amount in U.S. Dollars Sold	Net Unrealized Depreciation
Canadian Dollar	(12,560)	03/16/2009	(9,963)	$(277)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Oil, Gas & Consumable Fuels	14.4%	$30,525
Commercial Banks	9.7%	21,063
Insurance	7.3%	15,856
Pharmaceuticals	7.3%	15,603
Diversified Telecommunication Services	7.0%	15,007
Metals & Mining	6.5%	13,952
Automobiles	4.6%	9,801
Chemicals	3.9%	8,284
Wireless Telecommunication Services	3.1%	6,730
Capital Markets	2.9%	6,269
Computers & Peripherals	2.6%	5,497
Electric Utilities	2.2%	4,973
Trading Companies & Distributors	2.0%	4,300
Food & Staples Retailing	2.0%	4,257
Airlines	1.8%	3,857
Communications Equipment	1.7%	3,781
Paper & Forest Products	1.4%	3,035
Electronic Equipment & Instruments	1.2%	2,536
Media	1.1%	2,408
Multi-Utilities	1.1%	2,287
Office Electronics	1.0%	2,232
Aerospace & Defense	1.0%	2,203
Hotels, Restaurants & Leisure	1.0%	2,197
Household Durables	1.0%	2,190
Machinery	1.0%	2,113
Auto Components	0.9%	1,888
Diversified Financial Services	0.8%	1,755
Leisure Equipment & Products	0.6%	1,259
Containers & Packaging	0.5%	1,111
Electrical Equipment	0.5%	971
Food Products	0.4%	857
Real Estate Management & Development	0.4%	855
Industrial Conglomerates	0.3%	608
Marine	0.2%	464
Investment Securities, at Value	93.4%	200,724
Short-Term Investments	6.6%	14,376
Total Investments	100.0%	$215,100

The notes to the financial statements are an integral part of this report.

2

NOTES TO SCHEDULE OF INVESTMENTS:

^       All or a portion of this security is on loan. The value of all securities on loan is $10,475.

♦      Value is less than $1.

•       Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 0.69%, a maturity date of 08/25/2034, and with a market value plus accrued interest of $3,392.

▲     Rate shown reflects the yield at 01/30/2009.

#       Aggregate cost for federal income tax purposes is $395,587. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,704 and $182,191, respectively. Net unrealized depreciation for tax purposes is $180,487.

DEFINITION:

PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities				Other Financial Instruments*
Level 1	Level 2	Level 3	Total Investments in Securities	Level 1	Level 2	Level 3
$211,775	$3,325	$—	$215,100	$—	$(277)	$—

*Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

3

Transamerica American Century Large Company Value

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCK (0.1%)
Capital Markets (0.1%)
Legg Mason, Inc., 7.00% ▲	21,500	$398
Total Preferred Stock (cost $406)		398

COMMON STOCKS (95.2%)
Aerospace & Defense (1.4%)
Northrop Grumman Corp.	95,100	4,576
Precision Castparts Corp.	5,100	331
Beverages (2.5%)
Coca-Cola Co.	140,000	5,981
Pepsi Bottling Group, Inc.	139,100	2,683
Biotechnology (1.3%)
Amgen, Inc. ‡	85,400	4,684
Capital Markets (2.6%)
Bank of New York Mellon Corp.	136,300	3,509
Goldman Sachs Group, Inc.	38,900	3,140
Legg Mason, Inc.	35,100	564
Morgan Stanley	93,100	1,883
Chemicals (1.8%)
E.I. duPont de Nemours & Co.	143,400	3,293
PPG Industries, Inc.	77,500	2,912
Commercial Banks (2.7%)
PNC Financial Services Group, Inc.	29,601	963
US Bancorp	144,100	2,138
Wells Fargo & Co.	340,200	6,430
Commercial Services & Supplies (1.8%)
Avery Dennison Corp.	57,400	1,391
Pitney Bowes, Inc.	51,600	1,149
RR Donnelley & Sons Co.	141,700	1,383
Waste Management, Inc.	72,200	2,251
Communications Equipment (0.7%)
Cisco Systems, Inc. ‡	137,200	2,054
Motorola, Inc.	79,400	352
Computers & Peripherals (2.3%)
Hewlett-Packard Co.	102,400	3,558
IBM Corp.	47,300	4,335
Consumer Finance (0.2%)
Discover Financial Services	103,100	737
Diversified Consumer Services (0.8%)
H&R Block, Inc.	135,900	2,817
Diversified Financial Services (5.0%)
Bank of America Corp.	753,700	4,959
Citigroup, Inc.	604,100	2,145
JPMorgan Chase & Co.	415,200	10,591
Diversified Telecommunication Services (7.5%)
AT&T, Inc. ¡	613,500	15,103
Embarq Corp.	51,000	1,822
Verizon Communications, Inc.	310,000	9,260
Electric Utilities (3.1%)
Exelon Corp.	113,200	6,138
PPL Corp.	155,300	4,761
Energy Equipment & Services (0.6%)
National Oilwell Varco, Inc. ‡	81,200	2,147
Food & Staples Retailing (3.0%)
Kroger Co.	124,800	2,808
Walgreen Co.	120,700	3,309
Wal-Mart Stores, Inc.	100,200	4,722
Food Products (0.9%)
Unilever NV ADR	137,700	3,025
Health Care Equipment & Supplies (0.7%)
Medtronic, Inc.	74,800	2,505
Health Care Providers & Services (0.5%)
Quest Diagnostics, Inc.	38,200	1,885
Hotels, Restaurants & Leisure (0.5%)
Darden Restaurants, Inc.	34,500	905
Starbucks Corp. ‡	88,600	836
Household Durables (0.5%)
Newell Rubbermaid, Inc.	204,500	1,652
Independent Power Producers & Energy Traders (0.4%)
NRG Energy, Inc. ‡	64,600	1,509
Industrial Conglomerates (4.0%)
General Electric Co.	1,049,100	12,727
Tyco International, Ltd.	68,900	1,448
Insurance (3.0%)
Allstate Corp.	140,300	3,040
Loews Corp.	53,800	1,313
Torchmark Corp.	56,000	1,680
Travelers Cos., Inc.	111,500	4,308
IT Services (0.4%)
Fiserv, Inc. ‡	47,100	1,495
Machinery (2.5%)
Caterpillar, Inc.	72,400	2,234
Dover Corp.	89,400	2,528
Ingersoll-Rand Co., Ltd. -Class A	118,500	1,921
Parker Hannifin Corp.	53,100	2,029
Media (2.6%)
CBS Corp. -Class B	203,700	1,165
Gannett Co., Inc.	115,900	669
Time Warner, Inc.	519,500	4,848
Viacom, Inc. -Class B ‡	164,000	2,419
Metals & Mining (0.8%)
Nucor Corp.	69,400	2,831
Multiline Retail (0.8%)
Kohl’s Corp. ‡	73,100	2,684
Office Electronics (0.5%)
Xerox Corp.	250,800	1,665
Oil, Gas & Consumable Fuels (19.1%)
Apache Corp.	37,000	2,775
Chevron Corp.	272,300	19,203
ConocoPhillips	227,300	10,804
Devon Energy Corp.	29,200	1,799
Exxon Mobil Corp.	289,300	22,126
Occidental Petroleum Corp.	19,600	1,069
Royal Dutch Shell PLC -Class A ADR	180,500	8,886
Paper & Forest Products (0.7%)
International Paper Co.	61,800	564
Weyerhaeuser Co.	69,300	1,894
Pharmaceuticals (12.3%)
Abbott Laboratories	68,000	3,770
Eli Lilly & Co.	104,000	3,829
Johnson & Johnson	205,200	11,839
Merck & Co., Inc.	198,400	5,664
Pfizer, Inc.	755,700	11,018
Wyeth	151,200	6,497
Professional Services (0.1%)
Robert Half International, Inc.	20,500	347
Real Estate Investment Trusts (0.1%)
Developers Diversified Realty Corp.	42,200	203

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
Semiconductors & Semiconductor Equipment (1.0%)
Applied Materials, Inc.	117,900	$1,105
Intel Corp.	129,200	1,666
Texas Instruments, Inc.	55,700	833
Software (1.4%)
Microsoft Corp.	166,000	2,839
Oracle Corp. ‡	130,300	2,193
Specialty Retail (2.6%)
Best Buy Co., Inc.	69,700	1,953
Gap, Inc.	143,900	1,623
Home Depot, Inc.	138,200	2,975
Staples, Inc.	158,900	2,533
Textiles, Apparel & Luxury Goods (0.8%)
V.F. Corp.	50,900	2,851
Tobacco (1.5%)
Altria Group, Inc.	152,400	2,521
Lorillard, Inc.	45,000	2,675
Wireless Telecommunication Services (0.2%)
Sprint Nextel Corp. ‡	297,400	723
Total Common Stocks (cost $529,834)		332,977

	Principal
REPURCHASE AGREEMENT (4.8%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $16,800 on 02/02/2009 •	$16,800	16,800
Total Repurchase Agreement (cost $16,800)		16,800

Total Investment Securities (cost $547,040) #		$350,175

FUTURES CONTRACTS:

Description	Contracts G	Expiration Date	Net Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	331	03/20/2009	$(1,351)

NOTES TO SCHEDULE OF INVESTMENTS:

▲     Rate shown reflects the yield at 01/30/2009.

‡       Non-income producing security.

•       Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 0.68% to 0.79%, maturity dates ranging from 08/15/2036 to 08/25/2036, and with a market value plus accrued interest of $17,138.

G       Contract amounts are not in thousands.

¡       All or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at 01/30/2009 is $5,182.

#       Aggregate cost for federal income tax purposes is $547,040. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,015 and $205,880, respectively. Net unrealized depreciation for tax purposes is $196,865.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities				Other Financial Instruments*
Level 1	Level 2	Level 3	Total Investments in Securities	Level 1	Level 2	Level 3
$333,375	$16,800	$—	$350,175	$—	$(1,351)	$—

*Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

2

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.1%) €
Bonds (49.2%)
Transamerica Convertible Securities	2,464,376	$17,029
Transamerica Flexible Income	1,426,816	9,959
Transamerica High Yield Bond	8,832,029	56,348
Transamerica JPMorgan International Bond	5,754,506	60,652
Transamerica PIMCO Total Return	13,424,451	128,204
Transamerica Short-Term Bond	5,105,782	47,994
Transamerica Van Kampen Emerging Markets Debt	3,679,842	30,874
Capital Preservation (1.0%)
Transamerica Money Market	7,445,479	7,445
Global/International Stocks (6.4%)
Transamerica AllianceBernstein International Value	633,540	3,440
Transamerica Evergreen International Small Cap	848,828	6,494
Transamerica Marsico International Growth	861,375	5,177
Transamerica MFS International Equity	952,067	5,570
Transamerica Neuberger Berman International	731,967	3,960
Transamerica Oppenheimer Developing Markets	1,279,096	7,265
Transamerica Schroders International Small Cap	1,141,184	6,071
Transamerica Thornburg International Value	791,502	5,556
Transamerica WMC Emerging Markets ‡	300,000	2,130
Inflation-Protected Securities (7.7%)
Transamerica PIMCO Real Return TIPS	5,654,875	55,361
Tactical and Specialty (15.8%)
Transamerica BlackRock Global Allocation	1,704,867	13,946
Transamerica BlackRock Natural Resources	842,678	5,941
Transamerica BNY Mellon Market Neutral Strategy	446,280	4,146
Transamerica Clarion Global Real Estate Securities	1,186,942	9,033
Transamerica Evergreen Health Care	859,329	7,407
Transamerica Federated Market Opportunity	959,089	7,999
Transamerica Loomis Sayles Bond	7,335,145	56,114
Transamerica Science & Technology ‡	901,980	2,264
Transamerica UBS Dynamic Alpha	1,297,673	6,462
U.S. Stocks (20.0%)
Transamerica American Century Large Company Value	2,736,471	17,185
Transamerica Bjurman, Barry Micro Emerging Growth ‡	354,645	1,986
Transamerica BlackRock Large Cap Value	3,498,670	23,896
Transamerica Equity	3,283,459	19,405
Transamerica Growth Opportunities ‡	507,040	2,875
Transamerica Jennison Growth	1,780,085	13,796
Transamerica JPMorgan Mid Cap Value	1,124,327	7,398
Transamerica Marsico Growth	2,926,728	23,063
Transamerica Oppenheimer Small- & Mid-Cap Value	1,024,348	5,808
Transamerica Third Avenue Value ‡	565,493	8,075
Transamerica UBS Large Cap Value	2,400,743	15,461
Transamerica Van Kampen Mid-Cap Growth	484,388	3,023
Transamerica Van Kampen Small Company Growth	242,303	1,497
Total Investment Securities (cost $896,408) #		$716,309

NOTES TO SCHEDULE OF INVESTMENTS:

€       The Fund invests its assets in the Class I shares of the Transamerica Funds.

‡       Non-income producing security.

#       Aggregate cost for federal income tax purposes is $896,408. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $316 and $180,415, respectively. Net unrealized depreciation for tax purposes is $180,099.

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$716,309	$—	$—	$716,309

The notes to the financial statements are an integral part of this report.

1

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.1%) €
Capital Preservation (0.5%)
Transamerica Money Market	5,896,958	$5,897
Global/International Stocks (18.1%)
Transamerica AllianceBernstein International Value	5,279,610	28,668
Transamerica Evergreen International Small Cap	6,730,176	51,486
Transamerica Marsico International Growth	5,543,586	33,317
Transamerica MFS International Equity	1,009,529	5,906
Transamerica Neuberger Berman International	8,246,698	44,615
Transamerica Oppenheimer Developing Markets	8,179,648	46,460
Transamerica Schroders International Small Cap	1,539,150	8,188
Transamerica Thornburg International Value	1,008,623	7,081
Transamerica WMC Emerging Markets ‡	200,000	1,420
Tactical and Specialty (15.3%)
Transamerica BlackRock Global Allocation	5,703,620	46,656
Transamerica BlackRock Natural Resources	1,885,839	13,295
Transamerica BNY Mellon Market Neutral Strategy	1,762,994	16,378
Transamerica Clarion Global Real Estate Securities	6,897,989	52,494
Transamerica Evergreen Health Care	3,304,208	28,482
Transamerica Federated Market Opportunity	1,337,405	11,154
Transamerica Science & Technology ‡	4,276,855	10,735
Transamerica UBS Dynamic Alpha	2,654,679	13,220
U.S. Stocks (66.2%)
Transamerica American Century Large Company Value	18,284,190	114,825
Transamerica Bjurman, Barry Micro Emerging Growth ‡	1,542,104	8,636
Transamerica BlackRock Large Cap Value	20,192,003	137,910
Transamerica Equity	21,973,463	129,863
Transamerica Growth Opportunities ‡	4,182,937	23,717
Transamerica Jennison Growth	9,137,361	70,815
Transamerica JPMorgan Mid Cap Value	5,910,499	38,891
Transamerica Marsico Growth	13,389,427	105,509
Transamerica Oppenheimer Small- & Mid-Cap Value	4,265,201	24,184
Transamerica Third Avenue Value ‡	3,222,204	46,013
Transamerica UBS Large Cap Value	14,888,994	95,885
Transamerica Van Kampen Mid-Cap Growth	3,739,434	23,334
Transamerica Van Kampen Small Company Growth	2,082,689	12,871
Total Investment Securities (cost $1,886,461) #		$1,257,905

NOTES TO SCHEDULE OF INVESTMENTS:

€       The Fund invests its assets in the Class I shares of the Transamerica Funds.

‡       Non-income producing security.

#       Aggregate cost for federal income tax purposes is $1,886,461. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,176 and $629,732, respectively. Net unrealized depreciation for tax purposes is $628,556.

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$1,257,905	$—	$—	$1,257,905

The notes to the financial statements are an integral part of this report.

1

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.1%) €
Bonds (24.6%)
Transamerica Convertible Securities	4,991,079	$34,488
Transamerica Flexible Income	3,110,127	21,709
Transamerica High Yield Bond	15,632,164	99,733
Transamerica JPMorgan International Bond	10,209,533	107,608
Transamerica PIMCO Total Return	22,229,504	212,293
Transamerica Short-Term Bond	7,898,560	74,246
Transamerica Van Kampen Emerging Markets Debt	6,499,371	54,530
Capital Preservation (0.3%)
Transamerica Money Market	7,478,657	7,479
Global/International Stocks (11.0%)
Transamerica AllianceBernstein International Value	6,583,465	35,748
Transamerica Evergreen International Small Cap	7,495,706	57,342
Transamerica Marsico International Growth	8,308,805	49,936
Transamerica MFS International Equity	212,963	1,246
Transamerica Neuberger Berman International	10,357,103	56,032
Transamerica Oppenheimer Developing Markets	8,536,218	48,486
Transamerica Schroders International Small Cap	1,341,510	7,137
Transamerica Thornburg International Value	808,563	5,676
Transamerica WMC Emerging Markets ‡	1,200,000	8,520
Inflation-Protected Securities (4.1%)
Transamerica PIMCO Real Return TIPS	10,304,197	100,878
Tactical and Specialty (14.9%)
Transamerica BlackRock Global Allocation	8,394,259	68,665
Transamerica BlackRock Natural Resources	3,554,273	25,058
Transamerica BNY Mellon Market Neutral Strategy	3,424,249	31,811
Transamerica Clarion Global Real Estate Securities	9,483,321	72,168
Transamerica Evergreen Health Care	2,157,524	18,598
Transamerica Federated Market Opportunity	2,417,158	20,159
Transamerica Loomis Sayles Bond	8,700,292	66,557
Transamerica Science & Technology ‡	7,633,145	19,159
Transamerica UBS Dynamic Alpha	8,918,597	44,415
U.S. Stocks (45.2%)
Transamerica American Century Large Company Value	23,607,738	148,257
Transamerica Bjurman, Barry Micro Emerging Growth ‡	2,091,636	11,713
Transamerica BlackRock Large Cap Value	25,174,580	171,942
Transamerica Equity	32,503,622	192,097
Transamerica Growth Opportunities ‡	6,152,367	34,884
Transamerica Jennison Growth	7,915,576	61,346
Transamerica JPMorgan Mid Cap Value	9,864,017	64,905
Transamerica Legg Mason Partners Investors Value	2,743,672	13,910
Transamerica Marsico Growth	18,107,364	142,686
Transamerica Oppenheimer Small- & Mid-Cap Value	6,662,513	37,776
Transamerica Third Avenue Value ‡	4,575,159	65,333
Transamerica UBS Large Cap Value	20,481,687	131,902
Transamerica Van Kampen Mid-Cap Growth	4,183,697	26,106
Transamerica Van Kampen Small Company Growth	1,127,279	6,967
Total Investment Securities (cost $3,388,819) #		$2,459,501

NOTES TO SCHEDULE OF INVESTMENTS:

€       The Fund invests its assets in the Class I shares of the Transamerica Funds.

‡       Non-income producing security.

#       Aggregate cost for federal income tax purposes is $3,388,819. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,363 and $935,681, respectively. Net unrealized depreciation for tax purposes is $929,318.

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$2,459,501	$—	$—	$2,459,501

The notes to the financial statements are an integral part of this report.

1

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.1%) €
Bonds (39.1%)
Transamerica Convertible Securities	5,061,042	$34,972
Transamerica Flexible Income	3,052,812	21,309
Transamerica High Yield Bond	13,485,861	86,040
Transamerica JPMorgan International Bond	12,253,972	129,157
Transamerica PIMCO Total Return	22,018,349	210,275
Transamerica Short-Term Bond	8,084,728	75,996
Transamerica Van Kampen Emerging Markets Debt	5,551,687	46,579
Capital Preservation (0.3%)
Transamerica Money Market	5,306,266	5,306
Global/International Stocks (7.2%)
Transamerica AllianceBernstein International Value	2,728,253	14,814
Transamerica Evergreen International Small Cap	2,269,819	17,365
Transamerica Marsico International Growth	2,504,548	15,052
Transamerica MFS International Equity	546,572	3,197
Transamerica Neuberger Berman International	2,881,703	15,591
Transamerica Oppenheimer Developing Markets	2,279,818	12,949
Transamerica Schroders International Small Cap	2,693,874	14,331
Transamerica Thornburg International Value	455,848	3,200
Transamerica WMC Emerging Markets ‡	2,000,000	14,200
Inflation-Protected Securities (6.7%)
Transamerica PIMCO Real Return TIPS	10,633,252	104,100
Tactical and Specialty (16.2%)
Transamerica BlackRock Global Allocation	3,969,319	32,469
Transamerica BlackRock Natural Resources	1,364,221	9,618
Transamerica BNY Mellon Market Neutral Strategy	2,163,105	20,095
Transamerica Clarion Global Real Estate Securities	3,840,157	29,224
Transamerica Evergreen Health Care	1,716,675	14,798
Transamerica Federated Market Opportunity	1,955,804	16,311
Transamerica Loomis Sayles Bond	12,923,340	98,863
Transamerica Science & Technology ‡	2,850,319	7,154
Transamerica UBS Dynamic Alpha	4,386,300	21,844
U.S. Stocks (30.6%)
Transamerica American Century Large Company Value	9,579,655	60,160
Transamerica Bjurman, Barry Micro Emerging Growth ‡	678,583	3,800
Transamerica BlackRock Large Cap Value	12,484,592	85,270
Transamerica Equity	12,473,646	73,719
Transamerica Growth Opportunities ‡	1,893,112	10,734
Transamerica Jennison Growth	5,334,786	41,345
Transamerica JPMorgan Mid Cap Value	4,374,631	28,785
Transamerica Legg Mason Partners Investors Value	15,251	77
Transamerica Marsico Growth	7,930,888	62,495
Transamerica Oppenheimer Small- & Mid-Cap Value	3,347,537	18,981
Transamerica Third Avenue Value ‡	2,071,823	29,586
Transamerica UBS Large Cap Value	7,961,327	51,271
Transamerica Van Kampen Mid-Cap Growth	1,133,127	7,071
Transamerica Van Kampen Small Company Growth	121,422	750
Total Investment Securities (cost $2,001,272) #		$1,548,853

NOTES TO SCHEDULE OF INVESTMENTS:

€       The Fund invests its assets in the Class I shares of the Transamerica Funds.

‡       Non-income producing security.

#       Aggregate cost for federal income tax purposes is $2,001,272. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,168 and $456,587, respectively. Net unrealized depreciation for tax purposes is $452,419.

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$1,548,853	$—	$—	$1,548,853

The notes to the financial statements are an integral part of this report.

1

Transamerica Balanced

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (2.0%)
U.S. Treasury Bond
4.38%, due 02/15/2038 ^	$411	$466
U.S. Treasury Inflation Indexed Bond, TIPS
1.75%, due 01/15/2028 ^	426	380
2.50%, due 01/15/2029	456	459
U.S. Treasury Inflation Indexed Note, TIPS
1.38%, due 07/15/2018 ^	439	422
U.S. Treasury Note
3.75%, due 11/15/2018	32	34
Total U.S. Government Obligations (cost $1,722)		1,761

U.S. GOVERNMENT AGENCY OBLIGATIONS (19.4%)
Fannie Mae
4.50%, due 07/25/2021	635	644
5.00%, due 04/25/2034- 09/01/2037	2,190	2,235
5.50%, due 10/01/2036- 11/01/2038	3,647	3,736
5.77%, due 12/01/2036 *	1,310	1,354
Freddie Mac
4.25%, due 10/15/2026	759	765
4.78%, due 03/01/2035 *	495	503
5.00%, due 05/15/2028- 01/01/2039	5,118	5,224
6.00%, due 12/01/2037	1,479	1,530
Ginnie Mae
4.50%, due 02/20/2037 *	921	925
Total U.S. Government Agency Obligations (cost $16,673)		16,916

MORTGAGE-BACKED SECURITIES (2.7%)
Bear Stearns Commercial Mortgage Securities
Series 2006-PW14, Class A4
5.20%, due 12/11/2038	750	585
Crown Castle Towers LLC
Series 2006-1A, Class AFX
5.24%, due 11/15/2036-144A	739	684
SBA Commercial Mortgage-Backed Securities Trust
Series 2006-1A, Class A
5.31%, due 11/15/2036-144A	680	595
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4
5.57%, due 10/15/2048	734	519
Total Mortgage-Backed Securities (cost $2,903)		2,383

ASSET-BACKED SECURITY (0.7%)
USAA Auto Owner Trust
Series 2007-2, Class A3
4.90%, due 02/15/2012	603	606
Total Asset-Backed Security (cost $603)		606

CORPORATE DEBT SECURITIES (20.7%)
Airlines (0.3%)
Delta Air Lines, Inc.
7.57%, due 11/18/2010	270	250
Automobiles (1.0%)
Daimler Finance North America LLC
2.43%, due 03/13/2009 *	405	397
7.20%, due 09/01/2009	460	457
Beverages (2.4%)
Anheuser-Busch InBev Worldwide, Inc.
8.20%, due 01/15/2039 -144A	283	285
Coca-Cola Enterprises, Inc.
3.31%, due 05/06/2011 *	480	463
Diageo Capital PLC
5.75%, due 10/23/2017	458	456
Molson Coors Capital Finance
4.85%, due 09/22/2010	485	489
Sabmiller PLC
6.20%, due 07/01/2011 -144A	460	460
Capital Markets (0.5%)
Merrill Lynch & Co., Inc.
5.45%, due 02/05/2013	475	451
Chemicals (0.3%)
PPG Industries, Inc.
5.75%, due 03/15/2013	280	283
Commercial Banks (1.2%)
Barclays Bank PLC
7.70%, due 04/25/2018 -144A ¡ Ž	395	215
PNC Bank NA
6.00%, due 12/07/2017	250	236
6.88%, due 04/01/2018	270	271
Wells Fargo Bank NA
5.75%, due 05/16/2016	300	290
Consumer Finance (0.9%)
Discover Financial Services
2.63%, due 06/11/2010 *	432	370
Toyota Motor Credit Corp.
1.00%, due 01/9/2012 *	400	398
Containers & Packaging (0.3%)
Rexam PLC
6.75%, due 06/01/2013 -144A	315	292
Diversified Financial Services (1.4%)
American Honda Finance Corp.
5.13%, due 12/15/2010 -144A	450	444
General Electric Capital Corp.
6.88%, due 1/10/2039	290	257
Glencore Funding LLC
6.00%, due 04/15/2014 -144A	200	97
Pemex Finance, Ltd.
9.03%, due 02/15/2011	383	386
Diversified Telecommunication (0.3%)
AT&T, Inc.
6.55%, due 02/15/2039	225	224
Diversified Telecommunication Services (0.5%)
Verizon Communications, Inc.
8.75%, due 11/01/2018	435	507
Energy Equipment & Services (0.2%)
Weatherford International, Ltd.
7.00%, due 03/15/2038	285	206
Food & Staples Retailing (0.3%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	225	223
Food Products (0.6%)
Cargill, Inc.
5.60%, due 09/15/2012 -144A	225	219
Michael Foods, Inc.
8.00%, due 11/15/2013	320	282
Hotels, Restaurants & Leisure (0.2%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	252	202
Insurance (0.7%)
Hartford Financial Services Group, Inc.
7.90%, due 06/15/2010	525	531
Oil Insurance, Ltd.
7.56%, due 06/30/2011 -144A ¡ Ž	270	109

The notes to the financial statements are an integral part of this report.

1

	Principal	Value
IT Services (0.5%)
Western Union Co.
5.40%, due 11/17/2011 ^	$450	$445
Machinery (0.4%)
Tyco Electronics Group SA
6.55%, due 10/01/2017	392	324
Media (1.9%)
Comcast Corp.
1.46%, due 07/14/2009 *	410	405
Historic TW, Inc.
9.13%, due 01/15/2013	485	516
News America Holdings, Inc.
7.75%, due 12/01/2045	262	266
Viacom, Inc.
2.27%, due 06/16/2009 *	410	404
Metals & Mining (0.5%)
Arcelormittal
5.38%, due 06/1/2013	440	370
Multi-Utilities (0.5%)
Sempra Energy
9.80%, due 02/15/2019	380	440
Oil, Gas & Consumable Fuels (2.7%)
Energy Transfer Partners LP
9.70%, due 03/15/2019	450	484
Enterprise Products Operating LLC
4.63%, due 10/15/2009	320	317
Hess Corp.
8.13%, due 02/15/2019	410	419
PetroHawk Energy Corp.
9.13%, due 07/15/2013	360	331
Teppco Partners LP
7.00%, due 06/01/2067 ¡	300	155
Valero Logistics Operations LP
6.88%, due 07/15/2012	710	638
Pharmaceuticals (0.5%)
Allergan, Inc.
5.75%, due 04/01/2016	445	424
Real Estate Investment Trusts (1.2%)
PPF Funding, Inc.
5.35%, due 04/15/2012 -144A	781	601
Wea Finance LLC / WCI Finance LLC
5.40%, due 10/01/2012 -144A	520	431
Real Estate Management & Development (0.5%)
Post Apartment Homes LP
6.30%, due 06/01/2013	569	456
Road & Rail (0.4%)
Erac USA Finance Co.
6.38%, due 10/15/2017 -144A	335	217
Hertz Corp.
8.88%, due 01/01/2014	200	131
Specialty Retail (0.5%)
Staples, Inc.
9.75%, due 01/15/2014	415	441
Total Corporate Debt Securities (cost $19,741)		17,965

	Shares
COMMON STOCKS (50.6%)
Aerospace & Defense (1.0%)
Boeing Co.	20,000	846
Air Freight & Logistics (1.8%)
CH Robinson Worldwide, Inc. ^	20,000	919
Expeditors International of Washington, Inc.	23,000	640
Auto Components (2.0%)
BorgWarner, Inc. ^	50,000	844
Johnson Controls, Inc.	72,000	901
Biotechnology (2.7%)
Gilead Sciences, Inc. ‡ ^	46,000	2,335
Capital Markets (4.3%)
BlackRock, Inc. ^	7,800	849
Charles Schwab Corp.	130,000	1,766
T. Rowe Price Group, Inc.	39,843	1,099
Chemicals (1.7%)
Sigma-Aldrich Corp. ^	40,000	1,443
Communications Equipment (2.2%)
Qualcomm, Inc.	55,000	1,900
Computers & Peripherals (2.6%)
Apple, Inc. ‡ ^	25,000	2,253
Construction & Engineering (1.4%)
Jacobs Engineering Group, Inc. ‡ ^	32,000	1,237
Diversified Financial Services (0.5%)
JPMorgan Chase & Co.	18,000	459
Diversified Telecommunication Services (2.4%)
Verizon Communications, Inc.	70,000	2,091
Electronic Equipment & Instruments (1.4%)
Tyco Electronics, Ltd.	85,000	1,204
Energy Equipment & Services (0.8%)
Schlumberger, Ltd.	18,000	735
Food & Staples Retailing (1.0%)
Costco Wholesale Corp.	20,000	901
Health Care Equipment & Supplies (3.7%)
Becton Dickinson & Co.	25,000	1,816
Covidien, Ltd.	25,000	959
Varian Medical Systems, Inc. ‡	13,000	483
Industrial Conglomerates (1.2%)
General Electric Co.	85,000	1,031
Internet & Catalog Retail (2.4%)
Amazon.com, Inc. ‡ ^	35,000	2,058
Internet Software & Services (2.4%)
Google, Inc. -Class A ‡ ^	6,200	2,099
Machinery (4.5%)
Caterpillar, Inc. ^	25,000	771
Kennametal, Inc.	100,000	1,605
PACCAR, Inc. ^	60,000	1,583
Oil, Gas & Consumable Fuels (1.0%)
Anadarko Petroleum Corp. ^	23,000	845
Real Estate Investment Trusts (0.5%)
Plum Creek Timber Co., Inc.	14,000	431
Road & Rail (2.0%)
Burlington Northern Santa Fe Corp. ^	26,000	1,723
Semiconductors & Semiconductor Equipment (1.8%)
Intel Corp. ^	122,000	1,574
Software (3.6%)
Adobe Systems, Inc. ‡	45,000	869
Oracle Corp. ‡ ^	85,000	1,430
Salesforce.com, Inc. ‡ ^	30,000	798
Trading Companies & Distributors (1.7%)
WW Grainger, Inc. ^	20,000	1,459
Total Common Stocks (cost $62,068)		43,956

The notes to the financial statements are an integral part of this report.

2

	Principal	Value
REPURCHASE AGREEMENT (7.8%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $6,788 on 02/02/2009 •	$6,788	$6,788
Total Repurchase Agreement (cost $6,788)		6,788

	Shares
SECURITIES LENDING COLLATERAL (11.2%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲	9,741,713	9,742
Total Securities Lending Collateral (cost $9,742)		9,742

Total Investment Securities (cost $120,240) #		$100,117

NOTES TO SCHEDULE OF INVESTMENTS:

^       All or a portion of this security is on loan. The value of all securities on loan is $9,528.

*       Floating or variable rate note. Rate is listed as of 01/30/2009.

Ž       The security has a perpetual maturity. The date shown is the next call date.

¡       Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 01/30/2009.

‡       Non-income producing security.

•       Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from zero coupon to 5.22%, maturity dates ranging from 05/21/2009 to 08/01/2034, and with a market value plus accrued interest of $6,925.

▲     Rate shown reflects the yield at 01/30/2009.

#       Aggregate cost for federal income tax purposes is $120,240. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,504 and $22,627, respectively. Net unrealized depreciation for tax purposes is $20,123.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2009, these securities aggregated $4,649, or 5.35%, of the Fund’s net assets.

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
TIPS	Treasury Inflation Protected Security

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$53,699	$46,418	$—	$100,117

The notes to the financial statements are an integral part of this report.

3

Transamerica Bjurman, Barry Micro Emerging Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.6%)
Aerospace & Defense (7.9%)
American Science & Engineering, Inc. ^	500	$39
Axsys Technologies, Inc. ‡ ^	29,700	1,268
Cubic Corp. ^	53,500	1,453
Stanley, Inc. ‡ ^	59,000	1,785
Auto Components (2.5%)
Hawk Corp. -Class A ‡	84,200	1,422
Biotechnology (2.1%)
Emergent Biosolutions, Inc. ‡ ^	47,600	1,044
NPS Pharmaceuticals, Inc. ‡ ^	23,400	146
Building Products (0.7%)
Insteel Industries, Inc. ^	51,700	398
Capital Markets (1.5%)
Labranche & Co., Inc. ‡ ^	125,700	862
Chemicals (2.2%)
Calgon Carbon Corp. ‡ ^	101,200	1,272
Commercial Services & Supplies (0.8%)
Comfort Systems USA, Inc. ^	42,300	433
Communications Equipment (2.4%)
Extreme Networks ‡ ^	293,700	520
Harmonic Lightwaves, Inc. ‡ ^	161,900	834
Construction & Engineering (1.8%)
Furmanite Corp. ‡ ^	70,200	261
Insituform Technologies, Inc. -Class A ‡ ^	41,400	777
Diversified Financial Services (2.4%)
Life Partners Holdings, Inc. ^	36,720	1,396
Diversified Telecommunication Services (1.4%)
Atlantic Tele-Network, Inc. ^	38,300	823
Electrical Equipment (1.6%)
C&D Technologies, Inc. ‡ ^	84,500	252
Powell Industries, Inc. ‡	27,500	657
Electronic Equipment & Instruments (5.6%)
Mesa Laboratories, Inc. ^	29,300	589
Methode Electronics, Inc. ^	102,600	474
OSI Systems, Inc. ‡ ^	65,200	954
Synnex Corp. ‡	78,600	1,206
Energy Equipment & Services (2.2%)
Boots & Coots International Control, Inc. ‡ ^	393,200	406
Dawson Geophysical Co. ‡	22,100	352
Matrix Service Co. ‡ ^	56,000	296
T-3 Energy Services, Inc. ‡ ^	17,900	228
Food & Staples Retailing (1.4%)
Pantry, Inc. ‡ ^	23,000	382
Susser Holdings Corp. ‡ ^	32,400	424
Food Products (0.8%)
Darling International, Inc. ‡ ^	103,450	475
Health Care Equipment & Supplies (8.2%)
Cynosure, Inc. -Class A ‡ ^	9,000	70
Kensey Nash Corp. ‡ ^	30,400	628
Neogen Corp. ‡ ^	35,600	932
Synovis Life Technologies, Inc. ‡ ^	84,600	1,378
Vascular Solutions, Inc. ‡ ^	32,500	299
Vnus Medical Technologies ‡ ^	86,100	1,378
Health Care Providers & Services (3.7%)
Almost Family, Inc. ‡ ^	800	25
Genoptix, Inc. ‡ ^	1,100	37
HMS Holdings Corp. ‡ ^	36,400	1,127
Sun Healthcare Group, Inc. ‡ ^	85,100	964
Insurance (2.4%)
American Physicians Capital, Inc.	31,900	1,356
Internet & Catalog Retail (0.1%)
PetMed Express, Inc. ‡ ^	2,100	30
Internet Software & Services (6.6%)
Interwoven, Inc. ‡	100,000	1,577
S1 Corp. ‡ ^	208,400	1,390
Vocus, Inc. ‡ ^	54,200	827
IT Services (2.3%)
Integral Systems, Inc. ‡ ^	31,800	348
Sapient Corp. ‡ ^	117,400	500
TNS, Inc. ‡ ^	60,000	496
Life Sciences Tools & Services (3.5%)
Icon PLC ADR ‡	68,600	1,379
Parexel International Corp. ‡ ^	66,800	661
Machinery (4.3%)
Dynamic Materials Corp. ^	39,700	482
Flow International Corp. ‡ ^	45,400	70
K-Tron International, Inc. ‡ ^	14,000	1,004
LB Foster Co. -Class A ‡ ^	23,800	628
Sun Hydraulics Corp. ^	19,300	297
Marine (0.6%)
Navios Maritime Holdings, Inc. ^	104,100	373
Metals & Mining (0.9%)
Hecla Mining Co. ‡ ^	104,600	277
Olympic Steel, Inc. ^	16,200	257
Oil, Gas & Consumable Fuels (5.2%)
Approach Resources, Inc. ‡ ^	28,300	195
Arena Resources, Inc. ‡ ^	48,100	1,171
Energy Partners, Ltd. ‡ ^	65,900	76
Meridian Resource Corp. ‡ ^	173,000	54
Petroquest Energy, Inc. ‡ ^	66,200	419
Vaalco Energy, Inc. ‡ ^	121,400	912
Warren Resources, Inc. ‡ ^	82,700	149
Pharmaceuticals (0.9%)
Vivus, Inc. ‡ ^	108,400	532
Professional Services (2.5%)
Exponent, Inc. ‡ ^	49,900	1,223
Hill International, Inc. ‡ ^	39,800	219
Semiconductors & Semiconductor Equipment (2.6%)
Pericom Semiconductor Corp. ‡ ^	75,000	463
Standard Microsystems Corp. ‡ ^	28,600	396
Volterra Semiconductor Corp. ‡	89,000	623
Software (9.7%)
Actuate Corp. ‡ ^	48,100	171
Bsquare Corp. ‡ ^	308,800	769
Ebix, Inc. ‡	21,600	442
Epiq Systems, Inc. ‡ ^	80,063	1,419
JDA Software Group, Inc. ‡ ^	77,600	869
Netscout Systems, Inc. ‡ ^	119,100	1,695
Telecommunication Systems, Inc. -Class A ‡ ^	25,200	180
Specialty Retail (2.4%)
Finish Line -Class A	157,400	748
Genesco, Inc. ‡ ^	44,800	690
Trading Companies & Distributors (2.3%)
DXP Enterprises, Inc. ‡ ^	24,000	326
Kaman Corp. -Class A	51,600	985

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
Water Utilities (0.1%)
California Water Service Group ^	900	$39
Total Common Stocks (cost $79,783)		54,983

	Principal
REPURCHASE AGREEMENT (1.3%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $723 on 02/02/2009 •	$723	723
Total Repurchase Agreement (cost $723)		723

	Shares
SECURITIES LENDING COLLATERAL (8.3%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲	4,746,985	4,747
Total Securities Lending Collateral (cost $4,747)		4,747

Total Investment Securities (cost $85,253) #		$60,453

NOTES TO SCHEDULE OF INVESTMENTS:

^           All or a portion of this security is on loan. The value of all securities on loan is $4,573.

‡       Non-income producing security.

•       Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.74%, a maturity date of 05/01/2035, and with a market value plus accrued interest of $738.

▲     Rate shown reflects the yield at 01/30/2009.

#       Aggregate cost for federal income tax purposes is $85,253. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,417 and $28,217, respectively. Net unrealized depreciation for tax purposes is $24,800.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$59,730	$723	$—	$60,453

The notes to the financial statements are an integral part of this report.

2

Transamerica BlackRock Global Allocation

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts in thousands)

(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATIONS (12.0%)
United States (12.0%)
U.S. Treasury Inflation Indexed Bond, TIPS
2.38%, due 01/15/2027 ^	$1,722		$1,688
U.S. Treasury Inflation Indexed Note, TIPS
0.88%, due 04/15/2010 ^		3,913	3,806
2.00%, due 04/15/2012 - 01/15/2016 ^		9,709	9,657
2.38%, due 04/15/2011 - 01/15/2017 ^ µ		9,372	9,430
2.50%, due 07/15/2016 ^		7,780	7,989
U.S. Treasury Note
2.13%, due 01/31/2010		1,390	1,411
2.88%, due 06/30/2010 ^		2,797	2,885
4.63%, due 07/31/2009 ^		2,130	2,174
4.88%, due 05/31/2011 ^		5,650	6,144
Total U.S. Government Obligations (cost $44,392)			45,184

FOREIGN GOVERNMENT OBLIGATIONS (10.0%)
Australia (0.2%)
Australian Government
5.75%, due 06/15/2011	AUD	1,145	779
Brazil (0.7%)
Brazil Notas Do Tesouro Nacional
10.00%, due 01/01/2017	BRL	6,793	2,535
Canada (0.3%)
Canadian Government Bond
4.00%, due 09/01/2010 - 06/01/2016	CAD	1,165	1,009
France (0.1%)
Caisse D’amortissement de La Dette Sociale
3.25%, due 04/25/2013	EUR	400	516
Germany (3.8%)
Bundesrepublik Deutschland
4.25%, due 07/04/2017	EUR	2,150	2,967
Bundesschatzanweisungen
4.75%, due 06/11/2010	EUR	1,914	2,558
Deutsche Bundesrepublik, TIPS
1.50%, due 04/15/2016	EUR	3,852	4,865
Federal Republic of Germany
4.00%, due 07/04/2016	EUR	2,750	3,726
Japan (2.3%)
Japanese Government Bond
0.70%, due 09/15/2010	JPY	94,450	1,057
Japanese Government CPI Linked Bond, TIPS
0.80%, due 09/10/2015 - 03/10/2016	JPY	639,440	6,194
1.00%, due 06/10/2016	JPY	40,880	399
1.40%, due 06/10/2018	JPY	85,935	853
Malaysia (0.9%)
Cherating Capital, Ltd.
2.00%, due 07/05/2012 Ђ		$500	464
Johor Corp.
1.00%, due 07/31/2009	MYR	1,925	635
Malaysian Government Bond
3.76%, due 04/28/2011	MYR	5,100	1,450
3.87%, due 04/13/2010	MYR	3,500	985
Netherlands (0.4%)
Kingdom of the Netherlands
3.75%, due 07/15/2014	EUR	1,200	1,575
New Zealand (0.1%)
New Zealand Government, TIPS
4.50%, due 02/15/2016	NZD	400	290
Poland (0.2%)
Republic of Poland, TIPS
3.00%, due 08/24/2016	PLN	3,196	817
Russian Federation (0.0%)
Russian Federation
7.50%, due 03/31/2030 Reg S Ђ	$50		46
United Kingdom (1.0%)
United Kingdom
4.25%, due 03/07/2011	GBP	2,435	3,729
Total Foreign Government Obligations (cost $40,768)			37,449

ASSET-BACKED SECURITIES (0.0%)
Cayman Islands (0.0%)
Latitude CLO, Ltd.
Series 2005-1I, Class SUB
Zero Coupon, due 12/15/2017	$200		6
Total Asset-Backed Securities (cost $177)			6

CORPORATE DEBT SECURITIES (2.5%)
Bermuda (0.2%)
Gome Electrical Appliances Holdings, Ltd.
Zero Coupon, due 05/18/2014	CNY	6,800	533
Noble Group, Ltd.
8.50%, due 05/30/2013 -144A	$375		287
Brazil (0.0%)
Cosan Finance, Ltd.
7.00%, due 02/01/2017 -144A	90		62
Canada (0.1%)
Rogers Wireless, Inc.
7.63%, due 12/15/2011	CAD	500	426
Cayman Islands (0.3%)
Chaoda Modern Agriculture Holdings, Ltd.
7.75%, due 02/08/2010 Reg S	$300		240
China Milk Products Group, Ltd.
Zero Coupon, due 01/05/2012	300		260
Hutchinson Whampoa International
6.25%, due 11/24/2014 Reg S	200		199
Hutchison Whampoa International, Ltd.
5.45%, due 11/24/2010 Reg S	300		308
Preferred Term Securities XXVI, Ltd.
1.00%, due 09/22/2037 -144A §	190		♦
Preferred Term Securities XXVII, Ltd.
1.00%, due 12/22/2037 Ə §	200		156
Ireland (0.3%)
Transcapitalinvest, Ltd.
5.67%, due 03/05/2014 Reg S	100		73
6.10%, due 06/27/2012 -144A	100		85
8.70%, due 08/07/2018 -144A	200		152
VIP Finance Ireland, Ltd.
9.13%, due 04/30/2018 -144A	1,100		693
Korea, Republic of (0.0%)
Korea Electric Power Corp.
5.13%, due 04/23/2034 Reg S	51		44
Luxembourg (0.3%)
Evraz Group SA
8.25%, due 11/10/2015 Reg S	100		61
8.88%, due 04/24/2013 -144A	300		186
9.50%, due 04/24/2018 -144A	425		255
GAZ Capital SA
6.61%, due 02/13/2018	EUR	50	40
Gazprom International SA,
7.20%, due 02/01/2020 Reg S	$111		91
Novorossiysk Port Capital SA
7.00%, due 5/17/2012	100		63

The notes to the financial statements are an integral part of this report.

1

	Principal		Value
Luxembourg (continued)
TNK-BP Finance SA
6.13%, due 03/20/2012 -144A	$100		$77
6.63%, due 03/20/2017	202		117
7.50%, due 07/18/2016 -144A	100		63
7.88%, due 03/13/2018 -144A	100		61
UBS Luxembourg SA For OJSC Vimpel Communications
8.25%, due 05/23/2016 Reg S	100		64
Malaysia (0.0%)
Johor Corp.
1.00%, due 07/31/2012	MYR	181	47
Netherlands (0.2%)
Kazmunaigaz Finance Sub BV
9.13%, due 07/02/2018 -144A	$1,300		936
Supranational (0.1%)
European Investment Bank
3.63%, due 10/15/2011	EUR	296	389
United Arab Emirates (0.1%)
Nakheel Development, Ltd.
3.17%, due 12/14/2009	$535		448
United States (0.9%)
Bank of America Corp.
8.13%, due 05/15/2018 Ž	271		141
Citigroup Capital XXI
8.30%, due 12/21/2057	359		186
General Electric Capital Corp.
1.11%, due 01/15/2010 *	JPY	204,000	2,168
Pemex Project Funding Master Trust
5.50%, due 02/24/2025 Reg S	EUR	860	721
Total Corporate Debt Securities (cost $11,400)			9,632

STRUCTURED NOTES DEBT (0.4%)
Brazil (0.4%)
Republic of Brazil Credit Linked Note
Zero Coupon, due 08/15/2010	$2,002		1,563
United States (0.0%)
Preferred Term Securities XXIV Note
Zero Coupon, due 03/22/2037 §	350		♦
Preferred Term Securities XXV Note
Zero Coupon, due 03/22/2037 §	175		♦
Total Structure Notes Debt (cost $1,799)			1,563

	Shares
CONVERTIBLE PREFERRED STOCKS (0.4%)
Bermuda (0.0%)
Bunge, Ltd., 4.88% ▲	1,390	90
Cayman Islands (0.0%)
XL Capital, Ltd., 10.75% ▲	4,470	32
United States (0.4%)
Citigroup, Inc., 6.50% ^ ▲	17,904	273
El Paso Corp., 4.99% ▲	689	494
Freeport-McMoRan Copper & Gold, Inc., 5.50% ▲	712	465
Mylan, Inc., 6.50% ▲	87	52
Total Convertible Preferred Stocks (cost $1,929)		1,406

PREFERRED STOCKS (0.4%)
Brazil (0.1%)
All America Latina Logistica SA, 1.13% ▲	29,400	112
Banco Bradesco SA, 0.47% ▲	19,207	172
Cia Brasileira de Distribuicao Grupo Pao de Acucar, 0.68% ▲	20,463	263
France (0.0%)
Michelin France Equity, Zero Coupon ‡ ▲	1,067	107
Japan (0.3%)
Mizuho Financial Group, Inc., 2.00% ▲	105,000	693
Total Preferred Stocks (cost $1,779)		1,347

COMMON STOCKS (50.9%)
Australia (0.3%)
BHP Billiton, Ltd.	23,500	436
Macquarie Airports	60,900	87
Newcrest Mining, Ltd.	11,170	217
Transurban Group ‡	57,975	187
Woodside Petroleum, Ltd.	12,200	268
Austria (0.0%)
Telekom Austria AG	10,900	153
Belgium (0.1%)
RHJ International -144A ADR ‡	17,100	81
RHJ International ‡	67,000	316
Bermuda (0.9%)
Accenture, Ltd. -Class A	300	9
Arch Capital Group, Ltd. ‡	4,600	277
Axis Capital Holdings, Ltd.	400	10
Bunge, Ltd.	2,311	99
Cheung Kong Infrastructure Holdings, Ltd.	77,900	291
Covidien, Ltd.	6,525	250
Endurance Specialty Holdings, Ltd. ^	16,200	441
Everest RE Group, Ltd. ^	3,700	233
Foster Wheeler, Ltd. ‡	17,964	359
Frontline LTD ‡ ^	400	11
IPC Holdings, Ltd.	10,000	257
Katanga Mining, Ltd. ‡ ^	52,700	17
Nabors Industries, Ltd. ‡ ^	4,950	54
Noble Group, Ltd. ^	107,869	73
PartnerRe, Ltd.	3,900	256
Platinum Underwriters Holdings, Ltd.	6,000	167
RenaissanceRe Holdings, Ltd.	6,200	277
Tyco Electronics, Ltd.	6,525	92
Tyco International, Ltd.	5,525	116
Weatherford International, Ltd. ‡ ^	9,600	106
Brazil (1.1%)
Cia Energetica de Minas Gerais ADR	7,094	96
Cosan SA Industria E Comercio ‡	5,300	24
Gafisa SA	18,500	93
Obrascon Huarte Lain Brasil SA	13,300	85
Petroleo Brasileiro SA -Class A ADR	145,300	3,244
Slc Agricola SA	46,300	249
VIVO Participacoes S A ‡	33,900	481
Canada (2.5%)
Alamos Gold, Inc. ‡ ^	40,300	259
Barrick Gold Corp.	12,095	453
BCE, Inc.	600	12
Canadian Natural Resources, Ltd.	8,100	287
Canadian Pacific Railway, Ltd. ‡	20,600	624
Eldorado Gold Corp. ‡	68,300	535
EnCana Corp.	300	13
Goldcorp, Inc.	38,900	1,151

The notes to the financial statements are an integral part of this report.

2

	Shares		Value
Canada (continued)
Golden Star Resources, Ltd. ‡	23,800		$36
Iamgold Corp.	111,000		759
Imperial Oil, Ltd.	400		13
Kinross Gold Corp.	28,900		511
Kinross Gold Corp. Com ‡	100,621		1,784
New Gold, Inc. ‡	8,200		17
Nexen, Inc. ^	800		12
Nortel Networks Corp. ‡	13,900		1
Petro Cda Com ‡	CAD	6,000	130
Petro-Canada	400		9
Rogers Communications, Inc. -Class B	28,400		801
Sino-Forest Corp. -Class A ‡	16,800		126
Sun Life Financial, Inc.	200		4
Talisman Energy, Inc. ‡	5,200		49
TELUS Corp. ‡	5,300		150
Viterra, Inc. ‡	16,000		121
Yamana Gold, Inc. Com ‡	123,900		1,004
Cayman Islands (0.2%)
Chaoda Modern Agriculture Holdings, Ltd.	728,714		460
Seagate Technology, Inc. ^	800		3
Tianjin Port Development Holdings, Ltd.	608,300		132
XL Capital, Ltd. -Class A ^	83,700		243
Chile (0.0%)
Banco Santander Chile ADR	1,300		46
Saci Falabella	48,100		139
China (0.3%)
China Communications Services Corp., Ltd. -Class H ‡	9,300		6
China Life Insurance Co., Ltd. ADR ^	4,333		172
China Shenhua Energy Co., Ltd. -Class H	218,000		464
China South Locomotive And Rolling Stock Corp. ‡	143,900		68
Guangshen Railway Co., Ltd.	593,200		189
Huaneng Power International, Inc. -Class H	60,000		43
Jiangsu Expressway Co., Ltd. -Class H	71,400		51
Ping An Insurance Group Co. of China, Ltd. -Class H	26,800		116
Shanghai Electric Group Co., Ltd. -Class H ‡	441,200		139
Xiamen International Port Co., Ltd. -Class H	593,500		58
Cyprus (0.0%)
AFI Development PLC GDR	47,100		43
Egypt (0.1%)
Telecom Egypt	167,430		438
Finland (0.2%)
Fortum OYJ	8,978		175
Nokia OYJ	9,817		120
Nokia OYJ ADR	32,700		401
UPM-Kymmene OYJ	7,913		75
France (1.0%)
AXA SA	13,358		210
BNP Paribas	3,707		141
Bouygues SA	5,861		200
CIE Generale D’optique Essilor International SA	13,500		514
France Telecom SA	35,600		798
GDF Suez	7,512		287
Peugeot SA ^	2,998		51
Sanofi-Aventis SA	4,452		250
Sanofi-Aventis SA ADR	700		20
Societe Generale	3,251		136
Total SA	13,708		683
Vivendi	12,300		317
Germany (0.3%)
Allianz SE	1,146		96
Bayer AG	5,171		274
Bayer AG ADR	300		16
Bayerische Motoren Werke AG	3,100		74
Deutsche Post AG	8,351		104
Deutsche Telekom AG	10,479		126
E.ON AG	8,720		281
GEA Group AG	11,196		129
Metro AG	4,269		155
Hong Kong (1.0%)
Beijing Enterprises Holdings, Ltd.	336,689		1,322
Cheung Kong Holdings, Ltd.	28,500		263
China Mobile, Ltd.	55,700		501
Denway Motors, Ltd.	262,000		78
Hutchison Whampoa, Ltd.	65,800		335
Link REIT	285,600		534
Shanghai Industrial Holdings, Ltd.	19,300		49
Sun Hung KAI Properties, Ltd.	18,400		163
Tianjin Development Holdings	1,219,800		397
Wharf Holdings, Ltd.	87,425		216
India (0.5%)
Bharat Heavy Electricals, Ltd.	15,900		424
Container Corp. of India	14,600		208
Housing Development Finance Corp.	5,000		154
Larsen & Toubro, Ltd.	11,000		153
Reliance Industries, Ltd.	28,600		766
State Bank of India, Ltd.	11,000		255
Indonesia (0.0%)
Bumi Resources TBK PT	654,201		28
Israel (0.1%)
Check Point Software Technologies ‡	1,200		28
Ectel, Ltd. ‡ ^	4,795		2
Teva Pharmaceutical Industries, Ltd. ADR	5,523		228
Italy (0.1%)
ENI SpA	13,651		288
Finmeccanica SpA	11,674		183
Japan (8.3%)
AIOI Insurance Co., Ltd.	203,000		992
Asahi Glass Co., Ltd.	43,000		225
Astellas Pharma, Inc.	33,000		1,249
Canon, Inc.	25,500		696
Coca-Cola Central Japan Co., Ltd.	10,000		150
Coca-Cola West Co., Ltd.	27,571		568
Daikin Industries, Ltd.	7,500		172
Daiwa House Industry Co., Ltd.	30,700		275
East Japan Railway Co.	12,500		848
Fanuc, Ltd.	500		30
Futaba Industrial Co., Ltd.	31,900		82
Hitachi Chemical Co., Ltd.	17,000		185
Hokkaido Coca-Cola Bottling Co., Ltd.	9,000		44

The notes to the financial statements are an integral part of this report.

3

	Shares	Value
Japan (continued)
Honda Motor Co., Ltd.	7,600	$175
Hoya Corp.	28,600	510
JGC Corp.	37,000	522
KDDI Corp.	190	1,186
Kinden Corp.	29,000	256
Kirin Holdings Co., Ltd.	47,900	600
Kubota Corp.	110,800	602
Kyowa Hakko Kirin Co., Ltd. ^	17,500	158
Mikuni Coca-Cola Bottling Co., Ltd.	21,800	192
Mitsubishi Corp.	98,700	1,304
Mitsubishi Rayon Co., Ltd. ^	208,000	499
Mitsubishi Tanabe Pharma Corp.	16,000	237
Mitsui & Co., Ltd.	102,600	1,071
Mitsui Sumitomo Insurance Group Holdings, Inc.	46,600	1,208
Murata Manufacturing Co., Ltd.	9,900	375
NGK Insulators, Ltd. ^	12,800	165
Nintendo Co., Ltd.	1,100	341
Nippon Sheet Glass Co., Ltd.	3,000	7
Nippon Telegraph & Telephone Corp.	12,000	581
Nipponkoa Insurance Co., Ltd.	114,200	934
NTT DoCoMo, Inc.	1,046	1,823
NTT Urban Development Corp.	160	137
Okumura Corp. ^	82,400	353
Panasonic Corp.	40,000	485
Rinnai Corp.	5,500	215
Sekisui House, Ltd.	80,000	672
Seven & I Holdings Co., Ltd. ^	38,100	1,016
Shimachu Co., Ltd.	4,700	100
Shin-Etsu Chemical Co., Ltd.	23,000	1,076
Sony Corp. ADR	600	12
Sumitomo Chemical Co., Ltd.	397,000	1,257
Sumitomo Mitsui Financial Group, Inc.	12,500	495
Suzuki Motor Corp.	49,100	662
Tadano, Ltd.	9,000	37
Takeda Pharmaceutical Co., Ltd.	41,700	1,954
Toda Corp.	61,000	210
Toho Co., Ltd. ^	21,000	366
Tokio Marine Holdings, Inc.	60,700	1,609
Tokyo Gas Co., Ltd.	185,000	875
Toyota Industries Corp.	23,300	466
UBE Industries, Ltd.	114,000	246
West Japan Railway Co.	75	305
Jersey, C.I. (0.0%)
WPP PLC	19,331	109
Kazakhstan (0.2%)
Kazmunaigas Exploration Production GDR ‡	56,800	720
Korea, Republic of (0.8%)
Cheil Industries, Inc.	3,500	84
Dongbu Insurance Co., Ltd.	5,400	56
Korean Reinsurance Co.	19,274	131
KT Corp. ADR ^	33,000	466
KT&G Corp.	10,300	617
LS Cable, Ltd.	5,200	277
Meritz Fire & Marine Insurance Co., Ltd.	34,263	87
Paradise Co., Ltd.	34,339	68
POSCO ADR ^	3,700	235
POSCO	700	179
Samsung Electronics Co., Ltd.	1,350	469
Samsung Fine Chemicals Co., Ltd.	8,400	257
SK Telecom Co., Ltd.	1,400	209
Luxembourg (0.0%)
Arcelormittal	6,703	150
Malaysia (0.3%)
British American Tobacco PLC	20,100	246
IOI Corp. BHD	298,030	319
Plus Expressways BHD	57,000	46
Resorts World BHD	151,394	93
Telekom Malaysia BHD	86,000	75
Tenaga Nasional BHD	149,657	243
TM International BHD ‡	86,000	75
Mexico (0.1%)
America Movil SAB de CV -Class L ADR	10,800	308
Fomento Economico Mexicano SAB de CV ADR	5,600	158
Netherlands (0.1%)
Koninklijke KPN NV	21,578	287
Unilever NV ADR	5,700	125
Netherlands Antilles (0.2%)
Schlumberger, Ltd.	14,100	575
Norway (0.1%)
Statoilhydro ASA	17,600	303
Telenor ASA	10,000	65
Panama (0.0%)
McDermott International, Inc. ‡ ^	11,900	123
Philippines (0.0%)
Energy Development Corp.	160,000	8
First Gen Corp. ‡	12,000	3
Russian Federation (0.6%)
Gazprom OAO ADR ‡	65,800	849
JSC Polyus Gold Sponsored ADR ‡	16,900	249
Kuzbassrazrezugol ‡	820,060	49
MMC Norilsk Nickel ADR ^	25,834	107
Novorossiysk Coml Sea Port GDR Reg S ‡	16,400	82
Novorossiysk Commercial Sea Port GDR	67,000	332
Polyus Gold Co. ADR	1,100	16
Rushydro ‡	25,890,300	438
Sberbank	319,400	149
Surgutneftegaz ADR	11,800	50
Uralkali GDR	1,400	9
Singapore (0.6%)
Capitaland, Ltd. ^	49,100	76
Fraser and Neave, Ltd. ^	139,800	262
Keppel Corp., Ltd.	157,600	416
MobileOne, Ltd.	195,030	209
Oversea-Chinese Banking Corp. ^	63,000	211
Parkway Holdings, Ltd. ^	214,620	162
Parkway Life Real Estate REIT ‡	11,732	6
SembCorp Marine, Ltd. ^	75,100	77
Singapore Press Holdings, Ltd. ^	71,000	131
Singapore Telecommunications, Ltd.	376,450	653
South Africa (0.1%)
Anglo Platinum, Ltd.	1,300	53
Gold Fields, Ltd. ADR	9,300	98
Impala Platinum Holdings, Ltd.	4,900	56

The notes to the financial statements are an integral part of this report.

4

	Shares	Value
South Africa (continued)
Sasol, Ltd.	3,200	$85
Spain (0.3%)
Banco Santander SA	18,005	146
Cintra Concesiones de Infraestructuras de Transporte SA	13,284	66
Iberdrola Renovables SA ‡	29,300	118
Telefonica SA ADR	4,000	214
Telefonica SA	26,698	474
Sweden (0.0%)
Telefonaktiebolaget LM Ericsson ADR	2,000	16
Switzerland (1.1%)
ACE, Ltd.	31,700	1,383
Credit Suisse Group AG	7,036	180
Nestle SA	37,648	1,301
Novartis AG	6,388	262
Roche Holding AG	2,801	394
Transocean, Ltd. ‡	4,313	236
Zurich Financial Services AG	2,519	454
Taiwan (0.6%)
Cathay Financial Holding Co., Ltd.	111,319	108
Chinatrust Financial Holding Co., Ltd.	136,488	45
Chunghwa Telecom Co., Ltd. ADR	46,002	692
Chunghwa Telecom Co., Ltd.	213,565	323
Delta Electronics, Inc.	207,335	325
Fubon Financial Holding Co., Ltd.	81,000	49
HON HAI Precision Industry Co., Ltd.	79,350	140
Taiwan Cement Corp.	456,960	305
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,121	182
Taiwan Semiconductor Manufacturing Co., Ltd.	139,347	171
Thailand (0.2%)
Airports of Thailand PCL	117,300	61
Bangkok Expressway PCL	101,600	47
Hana Microelectronics PCL	173,200	54
PTT PCL	54,600	249
Siam Commercial Bank PCL	198,500	293
United Kingdom (2.2%)
Anglo American PLC	10,943	197
AstraZeneca PLC ADR ^	400	15
BAE Systems PLC	65,211	378
BP PLC ADR ^	23,700	1,006
BP PLC	92,211	652
British American Tobacco PLC	18,410	505
Cadbury PLC ADR ^	15,424	498
Diageo PLC ADR	26,400	1,435
GlaxoSmithKline PLC	21,262	375
Guinness Peat Group PLC	420,995	176
HSBC Holdings ‡	11,937	93
Premier Foods PLC	29,000	13
Royal Dutch Shell PLC -Class A ADR	4,200	207
Royal Dutch Shell PLC -Class B	17,717	421
Unilever PLC	13,386	294
Unilever PLC ADR ^	6,700	147
Vodafone Group PLC	542,930	1,008
Vodafone Group PLC ADR	21,061	392
United States (26.4%)
3Com Corp. ‡ ^	114,800	267
3M Co.	11,600	624
Abbott Laboratories	21,100	1,170
AES Corp. ‡ ^	9,300	74
Aetna, Inc.	29,750	922
Affiliated Computer Services, Inc. -Class A ‡	500	23
AGCO Corp. ‡	400	9
Alliance Data Systems Corp. ‡ ^	400	17
Alliance Resource Partners LP	6,600	202
Allstate Corp.	11,000	238
Altria Group, Inc.	28,600	473
American Commercial Lines, Inc. ‡	40,900	165
AmerisourceBergen Corp. -Class A	8,800	320
Amgen, Inc. ‡	600	33
Anadarko Petroleum Corp. ^	11,800	434
Apache Corp.	7,300	548
Apple, Inc. ‡	6,500	586
Applied Materials, Inc. ^	17,200	161
Archer-Daniels-Midland Co.	700	19
Ascent Media Corp. ‡	50	1
AT&T, Inc.	131,130	3,228
Autodesk, Inc. ‡ ^	900	15
Autoliv, Inc. ^	400	8
Avnet, Inc. ‡	500	10
Avon Products, Inc.	7,200	147
Bank of America Corp. ^	107,400	707
Bank of New York Mellon Corp.	75,781	1,951
Baxter International, Inc.	4,200	246
Big Lots, Inc. ‡ ^	800	11
BMC Software, Inc. ‡ ^	500	13
Boeing Co.	28,400	1,201
Boston Scientific Corp. ‡	12,300	109
Bristol-Myers Squibb Co.	180,400	3,862
Broadcom Corp. -Class A ‡ ^	8,200	130
Burlington Northern Santa Fe Corp.	32,300	2,139
CA, Inc.	49,100	883
Celanese Corp. -Class A ^	500	5
CenturyTel, Inc. ^	400	11
CF Industries Holdings, Inc. ^	200	9
Chevron Corp.	41,300	2,912
Chubb Corp.	15,300	651
Cigna Corp.	36,000	625
Cimarex Energy Co. ^	400	10
Circuit City Stores, Inc.	12,400	♦
Cisco Systems, Inc. ‡	59,500	891
CMS Energy Corp. ^	13,300	156
CNA Financial Corp. ^	400	5
CNX Gas Corp. ‡ ^	7,000	181
Coca-Cola Co.	10,800	461
Comcast Corp. -Class A	95,650	1,401
Complete Production Services, Inc. ‡ ^	20,400	131
Computer Sciences Corp. ‡ ^	300	11
Comverse Technology, Inc. ‡	45,500	288
ConAgra Foods, Inc. ^	9,100	156
ConocoPhillips	31,100	1,478
Consol Energy, Inc. ^	43,800	1,194
Constellation Brands, Inc. -Class A ‡ ^	8,200	119

The notes to the financial statements are an integral part of this report.

5

	Shares	Value
United States (continued)
Corning, Inc.	90,700	$916
Crown Holdings, Inc. ‡	12,200	229
Cummins, Inc. ^	400	10
CVS Caremark Corp. ^	9,700	261
DaVita, Inc. ‡ ^	5,400	254
Dell, Inc. ‡ ^	1,300	12
Devon Energy Corp.	11,700	721
Discover Financial Services	100	1
Discovery Communications, Inc. -Series C ‡	500	6
Discovery Communications, Inc. -Series A ^ ‡	500	8
Dish Network Corp. -Class A ‡	8,700	112
Dover Corp.	600	17
Dow Chemical Co. ^	30,700	356
Dr Pepper Snapple Group, Inc. ‡	11,568	190
Duke Energy Corp.	1,000	15
Dynegy, Inc. -Class A ‡	24,400	51
E.I. duPont de Nemours & Co.	21,300	490
El Paso Corp. ^	110,834	907
Eli Lilly & Co.	15,000	552
Embarq Corp. ^	2,065	74
EMC Corp. -Series MA ‡ ^	1,000	11
Endo Pharmaceuticals Holdings, Inc. ‡ ^	3,900	88
Ensco International, Inc. ^	2,400	66
Entergy Corp.	7,400	565
Exelon Corp. ^	10,700	580
Expedia, Inc. ‡ ^	700	7
Express Scripts, Inc. -Class A ‡	400	22
Extreme Networks ‡ ^	1,089	2
Exxon Mobil Corp.	63,400	4,848
Fairpoint Communications, Inc. ^	1,074	3
Family Dollar Stores, Inc. ^	600	16
Fidelity National Financial, Inc. -Class A	43,400	635
Forest Laboratories, Inc. ‡	5,700	143
Foundation Coal Holdings, Inc. ^	35,100	569
FPL Group, Inc.	17,700	912
Gap, Inc.	1,500	17
General Communication, Inc. -Class A ‡ ^	11,300	74
General Dynamics Corp.	1,600	91
General Electric Co.	89,620	1,087
Genuine Parts Co.	400	13
Global Industries, Ltd. ‡ ^	77,600	268
Goodrich Corp.	300	12
Google, Inc. -Class A ‡ ^	3,540	1,198
Halliburton Co. ^	13,180	227
Hanesbrands, Inc. ‡ ^	862	8
Hasbro, Inc. ^	600	14
Healthsouth Corp. ‡ ^	8,020	80
Hess Corp.	5,800	323
Hewitt Associates, Inc. -Class A ‡ ^	600	17
Hewlett-Packard Co.	21,000	730
HJ Heinz Co.	7,900	288
Hologic, Inc. ‡ ^	55,200	651
Honeywell International, Inc.	300	10
Humana, Inc. ‡	25,400	963
International Business Machines Corp.	14,500	1,329
Intel Corp.	54,686	705
International Game Technology ^	25,500	270
International Paper Co. ^	53,800	491
JDS Uniphase Corp. ‡ ^	4,925	18
Johnson & Johnson	57,200	3,300
JPMorgan Chase & Co.	63,000	1,607
KBR, Inc. ^	9,975	141
Key Energy Services, Inc. ‡ ^	10,700	36
King Pharmaceuticals, Inc. ‡ ^	5,800	51
Kraft Foods, Inc. -Class A	41,903	1,175
Kroger Co. ^	700	16
L-3 Communications Corp.	200	16
Lexmark International, Inc. -Class A ‡	13,900	329
Liberty Media Corp. -Class A ‡ ^	782	2
Life Technologies Corp. ‡	2,497	64
Lockheed Martin Corp.	7,300	599
Loews Corp.	400	10
LSI Corp. ‡	3,668	12
Lubrizol Corp.	300	10
Macqarie Infrastructure Co. ^	30,000	124
Manpower, Inc.	200	6
Marathon Oil Corp.	28,200	768
Marsh & McLennan Cos., Inc.	6,400	124
Mattel, Inc. ^	25,700	365
McDonald’s Corp.	12,200	708
McGraw-Hill Cos., Inc.	800	18
McKesson Corp.	7,300	323
Medco Health Solutions, Inc. ‡	8,700	391
Medtronic, Inc.	26,800	898
Merck & Co., Inc.	37,200	1,062
MetLife, Inc.	11,000	316
Mettler Toledo International, Inc. ‡ ^	850	57
Microsoft Corp.	186,700	3,193
Motorola, Inc.	68,800	305
Murphy Oil Corp.	5,700	252
Mylan, Inc. ‡ ^	24,173	274
National Oilwell Varco, Inc. ‡	15,921	421
Netapp, Inc. ‡ ^	1,100	16
Newmont Mining Corp.	38,200	1,519
News Corp. -Class A	35,900	229
Noble Energy, Inc.	300	15
Norfolk Southern Corp.	14,000	537
Northern Trust Corp.	19,700	1,133
Northrop Grumman Corp.	200	10
Novell, Inc. ‡	12,000	44
Novellus Systems, Inc. ‡ ^	600	8
NRG Energy, Inc. ‡ ^	7,400	173
Occidental Petroleum Corp.	13,600	742
Oracle Corp. ‡ ^	11,300	190
Pall Corp.	1,800	46
Panera Bread Co. -Class A ‡	4,000	188
Parker Hannifin Corp.	300	11
Pepsi Bottling Group, Inc.	500	10
PepsiAmericas, Inc.	3,700	60
PerkinElmer, Inc. ^	7,300	92
Perrigo Co. ^	3,300	97
Pfizer, Inc.	142,700	2,081
Pharmerica Corp. ‡ ^	383	6
Philip Morris International, Inc.	19,400	721
Plains Exploration & Production Co. ‡	500	11
Polycom, Inc. ‡ ^	39,900	561

The notes to the financial statements are an integral part of this report.

6

		Shares	Value
United States (continued)
PPL Corp. ^		10,200	$313
Praxair, Inc.		1,600	100
Precision Castparts Corp.		3,300	214
Procter & Gamble Co.		42,100	2,294
Progressive Corp. ‡ ^		19,300	234
Qualcomm, Inc.		16,300	563
Quest Diagnostics, Inc.		500	25
Qwest Communications International, Inc. ^		149,500	481
Ralcorp Holdings, Inc. ‡		1,210	72
Raytheon Co.		200	10
Reliance Steel & Aluminum Co. ^		400	9
Reynolds American, Inc. ^		400	15
Ross Stores, Inc. ^		700	20
Ryder System, Inc. ^		400	14
Safeway, Inc.		800	17
Saic, Inc. ‡		1,400	27
SanDisk Corp. ‡ ^		26,700	305
Sara Lee Corp.		19,300	194
Schering-Plough Corp.		36,700	644
Smith International, Inc. ^		4,000	91
Southern Co. ^		800	27
Spirit Aerosystems Holdings, Inc. -Class A ‡ ^		41,200	560
Sprint Nextel Corp. ‡		66,800	162
SPX Corp. ^		300	13
St Joe Co. ‡		21,500	517
Stone Energy Corp. ‡ ^		4,100	35
Sun Microsystems, Inc. ‡ ^		23,450	98
Sunoco, Inc.		200	9
Supervalu, Inc. ^		3,272	57
Symantec Corp. ‡ ^		1,300	20
Synopsys, Inc. ‡		600	11
Tellabs, Inc. ‡ ^		4,100	17
Terra Industries, Inc.		500	10
Texas Instruments, Inc.		10,500	157
Thermo Fisher Scientific, Inc. ‡ ^		7,300	262
Time Warner, Inc.		24,600	230
TJX Cos., Inc. ^		800	16
Travelers Cos., Inc.		26,300	1,016
Unifi, Inc. ‡ ^		26,800	49
Union Pacific Corp. ^		29,300	1,283
United Technologies Corp.		3,800	182
UnitedHealth Group, Inc.		40,800	1,155
US Bancorp ^		57,900	859
Valero Energy Corp.		300	7
Ventas, Inc. REIT ^		4,000	111
Verizon Communications, Inc.		79,400	2,372
Viacom, Inc. -Class B ‡		32,600	481
Virgin Media, Inc. ^		40,200	183
Wabco Holdings, Inc.		100	1
Wal-Mart Stores, Inc.		3,100	146
Waters Corp. ‡ ^		7,300	264
WellPoint, Inc. ‡		20,250	839
Wells Fargo & Co.		31,200	590
Western Digital Corp. ‡		800	12
Windstream Corp. ^		10,122	88
Wyeth		26,200	1,126
Xerox Corp. ^		80,500	535
Xilinx, Inc. ^		1,000	17
Total Common Stocks (cost $265,227)			190,998

INVESTMENT COMPANIES (3.2%)
Cayman Islands (0.0%)
Dragon Capital - Vietnam Enterprise Investments, Ltd.		51,468	111
United States (3.1%)
Consumer Staples Select Sector SPDR Fund		25,400	563
Health Care Select Sector SPDR Fund		25,500	669
iShares Dow Jones US Financial Sector Index Fund		4,600	159
iShares Dow Jones US Technology Sector Index Fund		9,300	319
iShares Dow Jones US Telecommunications Sector Index Fund ^		17,900	275
iShares MSCI South Korea Index Fund		100	3
iShares Silver Trust		82,700	1,035
SPDR Gold Trust ^		81,600	7,452
SPDR Trust		8,300	119
Telecom Holdrs Trust		4,600	101
Utilities Select Sector SPDR Fund		40,600	1,168
Vanguard Telecommunication Services ETF		500	21
Vietnam (0.1%)
Vinaland, Ltd.		436,400	192
Total Investment Companies (cost $12,366)			12,187

WARRANTS (0.0%)
Canada (0.0%)
Kinross Gold Corp.		9,602	41
New Gold, Inc.		41,000	1
Total Warrants (cost $33)			42

		Contracts Г
PURCHASED OPTIONS (0.0%)
Covered Call Options 0.0%)
General Motors Corp.		13,200	♦
Call Strike $50.00
Expires 01/16/2010
Call Strike $60.00		12,600	♦
Expires 01/16/2010
S&P 500 Index		3,200	2
Call Strike $325.00
Expires 06/20/2009
S&P 500 Index		1,500	60
Call Strike $1,000.00
Expires 12/19/2009
Total Purchased Options (cost $379)			62

		Principal
CONVERTIBLE BONDS (8.3%)
Bermuda (0.2%)
Hongkong Land, Ltd.
2.75%, due 12/21/2012 Reg S		$100	86
Pine Agritech, Ltd.
Zero Coupon, due 07/27/2012	CNY	6,500	589
Canada (0.2%)
Addax Petroleum Corp.
3.75%, due 05/31/2012		$400	267

The notes to the financial statements are an integral part of this report.

7

	Principal		Value
Canada (continued)
Sino-Forest Corp.
5.00%, due 08/01/2013-144A	$1,000		$669
Cayman Islands (0.7%)
Chaoda Modern Agriculture Holdings, Ltd.
Zero Coupon, due 05/08/2011	HKD	2,710	386
Fu Ji Food And Catering Services Holdings, Ltd.
Zero Coupon, due 10/18/2010	CNY	2,700	259
Subsea 7, Inc.
Zero Coupon, due 06/29/2017	$200		156
2.80%, due 06/06/2011	200		127
YTL Power Finance Cayman, Ltd.
Zero Coupon, due 05/09/2010	600		655
Zeus Cayman
Zero Coupon, due 08/19/2013	JPY	110,000	1,089
China (0.1%)
China Petroleum & Chemical Corp.
Zero Coupon, due 04/24/2014	HKD	4,240	528
Germany (0.6%)
KFW
0.50%, due 02/03/2010	EUR	510	632
3.25%, due 06/27/2013	EUR	1,300	1,696
Hong Kong (0.1%)
Brilliance China Finance, Ltd.
Zero Coupon%, due 06/07/2011	$377		406
India (0.9%)
Gujarat NRE Coke, Ltd.
Zero Coupon%, due 04/12/2011	200		138
Housing Development Finance Corp.
Zero Coupon, due 09/27/2010	400		444
Punj Lloyd, Ltd.
Zero Coupon, due 04/08/2011	500		400
Ranbaxy Laboratories, Ltd.
Zero Coupon, due 03/18/2011	217		197
Reliance Communications, Ltd.
Zero Coupon, due 03/01/2012	1,400		909
Zero Coupon, due 05/10/2011	300		224
Suzlon Energy, Ltd.
Zero Coupon, due 10/11/2012	500		179
Zero Coupon, due 06/12/2012	325		117
Tata Motors, Ltd.
1.00%, due 04/27/2011	450		248
Tata Steel, Ltd.
1.00%, due 09/05/2012	400		357
Japan (0.4%)
Bank of Kyoto, Ltd.
1.90%, due 09/30/2009	JPY	37,000	611
Zero Coupon, due 03/31/2014	JPY	15,000	161
Nagoya Railroad Co., Ltd.
Zero Coupon, due 03/30/2012	JPY	3,000	32
Suzuki Motor Corp.
Zero Coupon, due 03/29/2013	JPY	60,000	582
Jersey, C.I. (0.7%)
Aldar Funding, Ltd.
5.77%, due 11/10/2011	$1,000		802
Dana Gas Sukuk, Ltd.
7.50%, due 10/31/2012	2,490		1,151
Shire PLC
2.75%, due 05/09/2014	800		651
Korea, Republic of (0.1%)
Korea Electric Power Corp.
Zero Coupon, due 11/23/2011	JPY	40,000	428
Luxembourg (0.0%)
Acergy SA
2.25%, due 10/11/2013	$100		59
Malaysia (0.9%)
Berjaya Land Berhad
8.00%, due 08/15/2011	MYR	1,240	359
Feringghi Capital, Ltd.
Zero Coupon, due 12/22/2009 Reg S	$600		644
IOI Capital Berhad
Zero Coupon, due 12/18/2011	575		627
IOI Resources/Labuan Berhad
Zero Coupon, due 01/15/2013	650		545
Paka Capital, Ltd.
1.00%, due 03/12/2013	200		170
Rafflesia Capital, Ltd.
1.25%, due 10/04/2011 *	1,000		968
Netherlands (0.2%)
Heidelberg International Finance BV
0.88%, due 02/09/2012	EUR	300	328
Pargesa Netherlands NV
1.75%, due 06/15/2014	CHF	475	327
Singapore (0.6%)
Capitaland, Ltd.
3.13%, due 03/05/2018	SGD	1,000	471
2.95%, due 6/20/2022	SGD	1,250	469
2.10%, due 11/15/2016	SGD	1,000	481
2.95%, due 06/20/2022	SGD	750	281
Keppel Land, Ltd.
2.50%, due 06/23/2013	SGD	400	222
Wilmar International, Ltd.
Zero Coupon, due 12/18/2012	$500		445
Switzerland (0.7%)
Transocean, Ltd.
1.50%, due 12/15/2037	1,725		1,419
1.50%, due 12/15/2037	322		255
1.63%, due 12/15/2037	1,015		898
Taiwan (0.0%)
Shin Kong Financial Holding Co., Ltd.
Zero Coupon, due 06/17/2009	20		19
United Arab Emirates (0.1%)
Nakheel Development 2, Ltd.
2.75%, due 01/16/2011	730		429
United States (1.8%)
Advanced Micro Devices, Inc.
5.75%, due 08/15/2012	88		27
6.00%, due 05/01/2015	1,264		376
Archer-Daniels-Midland Co.
0.88%, due 02/15/2014	650		601
Cell Genesys, Inc.
3.13%, due 11/01/2011	70		28
Chesapeake Energy Corp.
2.75%, due 11/15/2035	175		120

The notes to the financial statements are an integral part of this report.

8

	Principal	Value
United States (continued)
General Cable Corp.
1.00%, due 10/15/2012	$172	$112
Greenbrier Cos., Inc.
2.38%, due 05/15/2026	250	104
Helix Energy Solutions Group, Inc.
3.25%, due 12/15/2025	68	33
Hologic, Inc.
2.00%, due 12/15/2037 Ђ	2,486	1,589
Intel Corp.
2.95%, due 12/15/2035	296	227
McMoRan Exploration Co.
5.25%, due 10/06/2011	370	310
Medtronic, Inc.
1.50%, due 04/15/2011	225	209
1.63%, due 04/15/2013	827	729
Mylan, Inc.
1.25%, due 03/15/2012	1,055	856
NABI Biopharmaceuticals
2.88%, due 04/15/2025	80	71
ProLogis REIT
2.25% , due 04/01/2037 ^	109	57
SanDisk Corp.
1.00% , due 05/15/2013 ^	1,470	783
Sonosite, Inc.
3.75%, due 07/15/2014	201	159
Teva Pharmaceutical Finance LLC
0.25%, due 02/01/2024	290	351
Total Convertible Bonds (cost $34,981)		31,334

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (11.5%)
United States (11.5%)
U.S. Treasury Bill
Zero Coupon, due 04/09/2009 - 04/09/2009	3,600	3,600
Zero Coupon, due 02/12/2009- 05/07/2009 ^	13,100	13,099
0.15%, due 02/19/2009- 02/19/2009	8,085	8,084
0.80%, due 03/05/2009- 03/05/2009	18,400	18,398
Total Short-Term U.S. Government Obligations (cost $43,181)		43,181

	Shares
SECURITIES LENDING COLLATERAL (8.2%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲	30,749,680	30,750
Total Securities Lending Collateral (cost $30,750)		30,750

Total Investment Securities (cost $489,161) #		$405,141

	Contracts G
WRITTEN-OPTIONS (-0.1%)
Call Options (-0.1%)
SanDisk Corp.	2,200	(3)
Call Strike $20.00
Expires 01/16/2010
McDermott International, Inc.	8,200	♦
Call Strike $30.00
Expires 02/21/2009
Bunge Ltd.	3,200	♦
Call Strike $85.00
Expires 04/18/2009
S&P 500 Index	1,200	♦
Call Strike $525.00
Expires 06/20/2009
S&P 500 Index	1,500	(7)
Call Strike $250.00
Expires 12/19/2009
International Paper Co.	7,400	(1)
Call Strike $15.00
Expires 04/18/2009
Apple, Inc.	6,500	(141)
Call Strike $85.00
Expires 01/16/2010
Panera Bread Co.	4,000	(20)
Call Strike $55.00
Expires 08/22/2009
Microsoft Corp.	22,000	(63)
Call Strike $17.50
Expires 01/16/2010
Total Written Options (Premiums: $376)		(235)

The notes to the financial statements are an integral part of this report.

9

FUTURES CONTRACTS:

Description	Contracts G	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year Japanese Bond	2	03/11/2009	$7
90-Day Euro Dollar	1	09/14/2009	(9)
DAX Index	3	03/20/2009	(36)
DJ Euro STOXX 50 Index	92	03/20/2009	(266)
FTSE 100 Index	8	03/20/2009	19
Nikkei 225 Index	65	03/13/2009	(321)
Russell 2000 Mini Index	19	03/20/2009	(23)
S&P 500 Index	28	03/19/2009	(483)
			$(1,112)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	(1,621)	02/13/2009	$(1,083)	$54
Brazilian Real	(1,149)	02/06/2009	(484)	(11)
British Pound Sterling	(6,297)	02/05/2009	(8,783)	(341)
British Pound Sterling	(2,688)	02/12/2009	(3,792)	(103)
Canadian Dollar	(1,961)	02/13/2009	(1,623)	24
Chilean Peso	(197,152)	02/06/2009	(314)	(5)
Danish Krone	(2,738)	02/13/2009	(487)	17
Euro	(6,026)	02/05/2009	(7,777)	61
Euro	(2,272)	02/12/2009	(2,984)	75
Hungarian Forint	(74,612)	02/13/2009	(346)	25
Japanese Yen	775,141	02/05/2009	8,608	20
Japanese Yen	1,139,871	02/12/2009	12,869	(177)
Mexican Peso	(20,369)	02/06/2009	(1,464)	49
New Zealand Dollar	(1,190)	02/13/2009	(633)	29
Norwegian Krone	(3,080)	02/13/2009	(460)	15
Republic of Korea Won	(974,619)	02/06/2009	(708)	1
Singapore Dollar	(2,009)	02/13/2009	(1,340)	10
Swiss Franc	1,972	02/13/2009	1,730	(30)
Swiss Franc	(696)	02/13/2009	(600)	♦
Taiwan Dollar	(36,507)	02/06/2009	(1,078)	(8)
Turkish Lira	(1,145)	02/06/2009	(689)	(7)
				$(302)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Bought/Sold	Currency	Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Buy	Euro	751	02/13/2009	$(32)
Sell	Hungarian Forint	215,341	02/13/2009	68
Buy	Japanese Yen	38,153	02/06/2009	2
Sell	Euro	328	02/06/2009	4
Buy	Japanese Yen	116,589	02/06/2009	5
Sell	Euro	1,003	02/06/2009	9
				$56

The notes to the financial statements are an integral part of this report.

10

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
U.S. Government Obligation	11.2%	$45,186
Foreign Government Obligation	9.2%	37,449
Oil, Gas & Consumable Fuels	8.1%	30,529
Pharmaceuticals	5.7%	21,989
Capital Markets	3.9%	15,862
Insurance	3.3%	13,001
Metals & Mining	3.1%	12,640
Diversified Financial Services	3.0%	11,992
Diversified Telecommunication Services	2.9%	11,844
Wireless Telecommunication Services	2.2%	9,471
Food Products	2.1%	8,710
Commercial Banks	2.0%	8,123
Road & Rail	1.6%	6,291
Health Care Providers & Services	1.5%	6,087
Health Care Equipment & Supplies	1.5%	5,354
Energy Equipment & Services	1.2%	5,158
Industrial Conglomerates	1.2%	5,039
Software	1.2%	4,740
Electric Utilities	1.1%	4,408
Communications Equipment	1.1%	4,366
Chemicals	1.1%	4,324
Computers & Peripherals	1.0%	4,214
Beverages	1.0%	3,987
Media	0.9%	3,592
Automobiles	0.8%	3,591
Aerospace & Defense	0.8%	3,466
Real Estate Management & Development	0.8%	3,192
Trading Companies & Distributors	0.7%	2,735
Semiconductors & Semiconductor Equipment	0.7%	2,642
Tobacco	0.6%	2,577
Household Products	0.6%	2,294
Food & Staples Retailing	0.6%	1,931
Hotels, Restaurants & Leisure	0.5%	1,945
Construction & Engineering	0.5%	2,594
Electronic Equipment & Instruments	0.4%	1,748
Machinery	0.3%	1,566
Household Durables	0.3%	1,477
Electrical Equipment	0.3%	1,248
Office Electronics	0.3%	1,231
Internet Software & Services	0.3%	1,198
Independent Power Producers & Energy Traders	0.3%	1,125
Paper & Forest Products	0.2%	1,361
Transportation Infrastructure	0.2%	1,276
Gas Utilities	0.2%	875
Life Sciences Tools & Services	0.2%	682
Real Estate Investment Trusts	0.1%	708
Specialty Retail	0.1%	686
Auto Components	0.1%	664
Thrifts & Mortgage Finance	0.1%	598
Private Placement	0.1%	469
Multi-Utilities	0.1%	443
Building Products	0.1%	404
Leisure Equipment & Products	0.1%	379
Construction Materials	0.1%	305
Containers & Packaging	0.1%	229
Marine	0.0%	247
Multiline Retail	0.0%	166
Personal Products	0.0%	147

The notes to the financial statements are an integral part of this report.

11

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investments	Value
Textiles, Apparel & Luxury Goods	0.0%	$141
Biotechnology	0.0%	132
Air Freight & Logistics	0.0%	104
IT Services	0.0%	104
Consumer Finance	0.0%	78
Derivative	0.0%	62
Distributors	0.0%	13
Internet & Catalog Retail	0.0%	9
Asset-Backed Security	0.0%	6
Professional Services	0.0%	6
Investment Securities, at Value	81.7%	331,210
Short-Term Investments	18.3%	73,931
Total Investments	100.0%	$405,141

NOTES TO SCHEDULE OF INVESTMENTS:

^       All or a portion of this security is on loan. The value of all securities on loan is $30,044.

Ђ      Step bond. Interest rate may increase or decrease as the credit rating changes.

§       Illiquid. These securities aggregated $156 or 0.04%, of the Fund’s net assets.

♦      Value and/or principal is less than $1.

Ə      Securities fair valued as determined in good faith in accordance with procedures established by the Trust’s Board of Trustees.

Ž       The security has a perpetual maturity. The date shown is the next call date.

*       Floating or variable rate note. Rate is listed as of 01/30/2009.

▲     Rate shown reflects the yield at 01/30/2009.

‡       Non-income producing security.

µ       All or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated is $4,709.

♦      Value is less than $1.

G       Contract amounts are not in thousands.

#       Aggregate cost for federal income tax purposes is $489,161. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,971 and $93,991, respectively. Net unrealized depreciation for tax purposes is $84,020.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2009, these securities aggregated $3,607, or 0.96%, of the Fund’s net assets.

ADR	American Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China Yuan
CPI	Consumer Price Index
ETF	Exchange Traded Fund
EUR	Euro
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
JPY	Japanese Yen
LLC	Limited Liability Company
LP	Limited Partnership
MYR	Malaysia Ringgit
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security
SGD	Singapore Dollar
SPDR	Standard & Poor’s Depository Receipts

The notes to the financial statements are an integral part of this report.

12

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities			Total Investments in Securities	Other Financial Instruments*
Level 1	Level 2	Level 3	(net of Written Options)	Level 1	Level 2	Level 3
$236,503	$168,403	$—	$404,906	$—	$(1,358)	$—

* Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

13

Transamerica BlackRock Large Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.8%)
Aerospace & Defense (5.3%)
General Dynamics Corp.	122,000	$6,922
L-3 Communications Corp.	56,000	4,425
Northrop Grumman Corp.	117,000	5,630
Raytheon Co.	102,000	5,163
Airlines (0.3%)
Southwest Airlines Co.	182,000	1,279
Biotechnology (2.6%)
Amgen, Inc. ‡	198,000	10,860
Chemicals (0.2%)
Eastman Chemical Co.	39,000	1,012
Commercial Banks (0.3%)
Comerica, Inc.	57,000	950
Regions Financial Corp.	78,000	270
Commercial Services & Supplies (0.8%)
Waste Management, Inc.	115,000	3,587
Computers & Peripherals (1.2%)
Hewlett-Packard Co.	117,000	4,065
QLogic Corp. ‡	38,000	430
Western Digital Corp. ‡	42,000	617
Consumer Finance (1.0%)
Capital One Financial Corp.	262,000	4,150
Diversified Financial Services (0.3%)
JPMorgan Chase & Co.	48,000	1,224
Diversified Telecommunication Services (5.4%)
AT&T, Inc.	314,000	7,731
Frontier Communications Corp.	167,000	1,354
Verizon Communications, Inc.	448,000	13,381
Electronic Equipment & Instruments (0.6%)
Agilent Technologies, Inc. ‡	133,000	2,405
Energy Equipment & Services (1.6%)
Ensco International, Inc.	131,000	3,584
Rowan Cos., Inc.	245,000	3,102
Food & Staples Retailing (1.4%)
BJ’s Wholesale Club, Inc. ‡	36,000	1,032
Kroger Co.	220,000	4,950
Food Products (1.4%)
General Mills, Inc.	90,000	5,323
HJ Heinz Co.	19,000	694
Health Care Providers & Services (7.7%)
Aetna, Inc.	157,000	4,867
AmerisourceBergen Corp. -Class A	106,000	3,850
Cigna Corp.	165,000	2,864
McKesson Corp.	114,000	5,039
Medco Health Solutions, Inc. ‡	100,000	4,493
UnitedHealth Group, Inc.	175,000	4,958
WellPoint, Inc. ‡	157,000	6,508
Hotels, Restaurants & Leisure (1.1%)
McDonald’s Corp.	78,000	4,526
Household Durables (1.8%)
Pulte Homes, Inc.	376,000	3,817
Toll Brothers, Inc. ‡	212,000	3,608
Household Products (3.2%)
Procter & Gamble Co.	251,000	13,680
Independent Power Producers & Energy Traders (1.1%)
NRG Energy, Inc. ‡	196,000	4,579
Industrial Conglomerates (1.3%)
General Electric Co.	425,000	5,155
Insurance (8.6%)
Allstate Corp.	195,000	4,226
American Financial Group, Inc.	79,500	1,350
Chubb Corp.	138,000	5,876
HCC Insurance Holdings, Inc.	156,000	3,652
Lincoln National Corp.	252,000	3,813
PartnerRe, Ltd.	65,000	4,259
Prudential Financial, Inc.	179,000	4,609
Travelers Cos., Inc.	170,000	6,569
Unum Group	119,000	1,685
W.R. Berkley Corp.	17,000	450
IT Services (1.0%)
Computer Sciences Corp. ‡	118,000	4,347
Life Sciences Tools & Services (0.1%)
Life Technologies Corp. ‡	24,000	611
Machinery (0.4%)
AGCO Corp. ‡	85,000	1,809
Media (2.6%)
Omnicom Group, Inc.	160,000	4,142
Time Warner, Inc.	757,000	7,062
Metals & Mining (1.2%)
Reliance Steel & Aluminum Co.	65,000	1,438
U.S. Steel Corp.	113,000	3,394
Multiline Retail (0.3%)
Dollar Tree, Inc. ‡	34,000	1,452
Office Electronics (0.4%)
Xerox Corp.	224,000	1,487
Oil, Gas & Consumable Fuels (26.7%)
Anadarko Petroleum Corp.	164,000	6,025
Apache Corp.	93,000	6,975
Chevron Corp.	284,000	20,028
ConocoPhillips	255,000	12,120
Devon Energy Corp.	117,000	7,207
Exxon Mobil Corp.	520,000	39,770
Marathon Oil Corp.	224,000	6,100
Occidental Petroleum Corp.	64,000	3,491
Overseas Shipholding Group, Inc.	17,000	607
Sunoco, Inc.	112,000	5,188
Valero Energy Corp.	238,000	5,741
Pharmaceuticals (12.8%)
Bristol-Myers Squibb Co.	220,000	4,710
Eli Lilly & Co.	212,000	7,806
Johnson & Johnson	293,000	16,903
Pfizer, Inc.	976,000	14,230
Wyeth	242,000	10,399
Road & Rail (0.6%)
CSX Corp.	90,000	2,606
Semiconductors & Semiconductor Equipment (1.5%)
Integrated Device Technology, Inc. ‡	204,000	1,171
Intersil Corp. -Class A	236,000	2,197
KLA-Tencor Corp.	142,000	2,846
Software (2.7%)
CA, Inc.	121,000	2,177
Compuware Corp. ‡	450,000	2,925
Symantec Corp. ‡	415,000	6,362
Specialty Retail (1.9%)
Gap, Inc.	329,000	3,711
RadioShack Corp.	362,000	4,149
Tobacco (0.2%)
Reynolds American, Inc.	17,000	649

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
Wireless Telecommunication Services (0.2%)
Sprint Nextel Corp. ‡	406,000	$987
Total Common Stocks (cost $526,532)		421,395

INVESTMENT COMPANY (0.0%)
Capital Markets (0.0%)
Merrill Lynch Money Market Mutual Fund, 1.53% ▲ à	150,883	151
Total Investment Company (cost $151)		151

	Principal
REPURCHASE AGREEMENT (0.1%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $328 on 02/02/2009 •	$328	328
Total Repurchase Agreement (cost $328)		328

Total Investment Securities (cost $527,011) #		$421,874

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
▲	Rate shown reflects the yield at 01/30/2009.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.38%, a maturity date of 04/01/2035, and with a market value plus accrued interest of $335.
à	The investment issuer is affiliated with the sub-advisor of the Fund.
#

Aggregate cost for federal income tax purposes is $527,011. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $19,283 and $124,420, respectively. Net unrealized depreciation for tax purposes is $105,137.

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$421,394	$480	$—	$421,874

The notes to the financial statements are an integral part of this report.

2

Transamerica BlackRock Natural Resources

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.8%)
Chemicals (0.7%)
E.I. duPont de Nemours & Co. ^	9,500	$218
Praxair, Inc.	5,000	311
Energy Equipment & Services (24.0%)
Acergy SA ADR	24,200	133
Baker Hughes, Inc. ^	25,800	860
BJ Services Co. ^	16,600	183
Cameron International Corp. ‡ ^	53,200	1,232
Complete Production Services, Inc. ‡ ^	11,800	76
Diamond Offshore Drilling, Inc. ^	14,100	885
Dresser-Rand Group, Inc. ‡ ^	51,300	999
Dril-Quip, Inc. ‡ ^	16,100	394
Enquest Energy Services Corp. ‡	13,333	5
Exterran Holdings, Inc. ‡ ^	130	3
FMC Technologies, Inc. ‡ ^	40,700	1,204
Halliburton Co. ^	50,200	866
Helmerich & Payne, Inc. ^	26,200	588
Nabors Industries, Ltd. ‡ ^	31,400	344
National Oilwell Varco, Inc. ‡	68,672	1,816
Noble Corp. ^	43,200	1,173
Oil States International, Inc. ‡ ^	22,500	412
Pride International, Inc. ‡ ^	19,500	314
Rowan Cos., Inc. ^	13,200	167
Saipem SpA	45,300	690
Schlumberger, Ltd.	21,700	886
Smith International, Inc. ^	23,600	536
Technip SA ADR	18,500	569
Tesco Corp. ‡	30,300	301
Transocean, Ltd. ‡	42,321	2,312
Trican Well Service, Ltd. ^	12,400	66
Weatherford International, Ltd. ‡	99,600	1,099
Gas Utilities (1.3%)
EQT Corp.	27,900	955
Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc. -Class A ‡ ^	700	1
Metals & Mining (7.9%)
Alcoa, Inc.	6,500	51
Alumina, Ltd.	42,300	30
Aluminum Corp. of China, Ltd. ADR ^	54,800	614
Barrick Gold Corp.	14,300	538
BHP Billiton, Ltd.	17,300	321
Cia Vale do Rio Doce ADR ^	49,800	703
Eldorado Gold Corp. ‡ ^	115,400	903
Goldcorp, Inc.	38,200	1,131
Hudbay Minerals, Inc. ‡ ^	53,700	215
Inmet Mining Corp.	3,700	61
Newcrest Mining, Ltd.	42,795	830
Newmont Mining Corp. ^	2,400	95
Southern Copper Corp. ^	37,800	527
Oil, Gas & Consumable Fuels (62.2%)
Addax Petroleum Corp.	13,000	202
Anadarko Petroleum Corp. ^	15,000	551
Apache Corp.	36,200	2,715
Arch Coal, Inc. ^	9,900	150
BP PLC ADR ^	11,700	497
Cabot Oil & Gas Corp. ^	25,100	690
Canadian Natural Resources, Ltd.	25,100	898
Carrizo Oil & Gas, Inc. ‡ ^	16,300	226
Chevron Corp.	39,800	2,807
Cimarex Energy Co. ^	5,600	139
CNOOC, Ltd. ADR ^	9,000	774
Coastal Energy Co. ‡	137,550	165
Compton Petroleum Corp. ‡ ^	33,100	28
Connacher Oil And Gas, Ltd. ‡ ^	126,500	93
ConocoPhillips	36,500	1,735
Consol Energy, Inc. ^	19,500	532
Crew Energy, Inc. ‡ ^	77,300	223
Denbury Resources, Inc. ‡ ^	16,700	204
Devon Energy Corp.	56,300	3,467
EnCana Corp.	35,200	1,566
ENI SpA ADR	5,300	225
EOG Resources, Inc. ^	60,200	4,079
Exxon Mobil Corp.	36,900	2,822
Forest Oil Corp. ‡ ^	13,100	197
Hess Corp.	21,800	1,212
Husky Energy, Inc.	29,000	715
Marathon Oil Corp.	40,700	1,108
Mariner Energy, Inc. ‡ ^	10,600	105
Murphy Oil Corp. ^	70,700	3,124
Newfield Exploration Co. ‡ ^	19,700	378
Nexen, Inc.	32,400	472
Noble Energy, Inc.	18,100	886
Occidental Petroleum Corp.	34,400	1,877
Pan Orient Energy Corp. ‡	61,600	164
Paramount Resources, Ltd. -Class A ‡	19,800	114
Patriot Coal Corp. ‡ ^	7,940	41
Peabody Energy Corp. ^	39,700	993
Petro-Canada	34,200	742
Petroleo Brasileiro SA ADR	30,800	807
Pioneer Natural Resources Co. ^	10,600	155
Progress Energy Resources Corp. ‡	42,500	362
Range Resources Corp.	44,800	1,606
Sandridge Energy, Inc. ‡ ^	20,100	134
Southwestern Energy Co. ‡ ^	17,800	563
Suncor Energy, Inc.	70,000	1,342
Talisman Energy, Inc.	158,800	1,504
Total SA ADR	26,000	1,294
Tristar Oil & Gas, Ltd. ‡ ^	61,348	540
Tusk Energy Corp. ‡	192,200	133
UTS Energy Corp. ‡ ^	41,000	58
Valero Energy Corp. ^	25,400	613
Whiting Petroleum Corp. ‡	12,800	371
Williams Cos., Inc.	19,400	275
XTO Energy, Inc.	7,375	274
Paper & Forest Products (0.2%)
Votorantim Celulose E Papel SA ADR ‡ ^	26,400	153
Transportation Infrastructure (0.5%)
Aegean Marine Petroleum Network, Inc. ^	19,900	340
Total Common Stocks (cost $104,765)		73,057

	Principal
REPURCHASE AGREEMENT (3.3%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $2,456 on 02/02/2009 •	$2,456	2,456
Total Repurchase Agreement (cost $2,456)		2,456

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
SECURITIES LENDING COLLATERAL (8.0%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲	6,015,646	$6,016
Total Securities Lending Collateral (cost $6,016)		6,016

Total Investment Securities (cost $113,237) #		$81,529

NOTES TO SCHEDULE OF INVESTMENTS:

^           All or a portion of this security is on loan. The value of all securities on loan is $5,858.

‡       Non-income producing security.

•       Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.80%, a maturity date of 09/01/2035, and with a market value plus accrued interest of $2,506.

▲     Rate shown reflects the yield at 01/30/2009.

#       Aggregate cost for federal income tax purposes is $113,237. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,305 and $33,013, respectively. Net unrealized depreciation for tax purposes is $31,708.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$79,073	$2,456	$—	$81,529

The notes to the financial statements are an integral part of this report.

2

Transamerica BNY Mellon Market Neutral Strategy

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (86.0%)
Aerospace & Defense (3.1%)
Aar Corp. ‡	3,000	$54
Dyncorp International, Inc. -Class A ‡	3,500	53
Esterline Technologies Corp. ‡	1,400	51
General Dynamics Corp.	25,900	1,468
Goodrich Corp.	19,500	753
Honeywell International, Inc.	11,300	371
L-3 Communications Corp.	4,400	348
Ladish Co., Inc. ‡	700	8
Lmi Aerospace, Inc. ‡	5,700	64
Triumph Group, Inc.	1,300	59
Air Freight & Logistics (0.6%)
Dynamex, Inc. ‡	800	9
Pacer International, Inc.	5,600	48
UTI Worldwide, Inc.	53,200	583
Airlines (0.7%)
Republic Airways Holdings, Inc. ‡	5,000	41
Southwest Airlines Co.	98,100	690
Auto Components (0.7%)
Autoliv, Inc.	37,200	685
Exide Technologies ‡	2,200	8
Fuel Systems Solutions, Inc. ‡	1,700	44
Beverages (0.9%)
Central European Distribution Corp. ‡	14,500	175
PepsiAmericas, Inc.	46,000	742
Building Products (0.6%)
Apogee Enterprises, Inc.	4,600	47
Gibraltar Industries, Inc.	2,400	25
Griffon Corp. ‡	5,700	57
Owens Corning, Inc. ‡	34,200	456
Capital Markets (0.8%)
Ameriprise Financial, Inc.	16,000	323
Knight Capital Group, Inc. -Class A ‡	1,900	34
State Street Corp.	20,500	478
Chemicals (2.9%)
Ashland, Inc.	69,700	559
Dow Chemical Co.	44,100	511
Ferro Corp.	4,200	17
FMC Corp.	17,200	767
Innophos Holdings, Inc.	3,000	45
Monsanto Co.	5,900	449
Mosaic Co.	5,600	200
Olin Corp.	700	10
Quaker Chemical Corp.	3,600	41
Schulman A, Inc.	1,500	23
Spartech Corp.	7,300	23
Terra Industries, Inc.	20,600	422
Commercial Banks (0.6%)
Bok Financial Corp.	12,800	477
First Bancorp/Puerto Rico	4,700	33
First Busey Corp.	2,700	24
Pennsylvania Commerce Bancorp, Inc. ‡	700	14
Sun Bancorp, Inc. ‡	3,200	18
SVB Financial Group ‡	2,000	42
Trustmark Corp.	2,200	45
Commercial Services & Supplies (1.5%)
ATC Technology Corp. ‡	3,200	42
Avery Dennison Corp.	10,800	262
Comfort Systems USA, Inc.	1,100	11
Consolidated Graphics, Inc. ‡	2,400	39
Ennis, Inc.	4,500	50
G&K Services, Inc. -Class A	600	11
Herman Miller, Inc.	19,700	217
Knoll, Inc.	5,500	38
M&F Worldwide Corp. ‡	3,100	33
RR Donnelley & Sons Co.	78,400	764
Sykes Enterprises, Inc. ‡	2,900	48
Viad Corp.	2,200	49
Waste Services, Inc. ‡	8,600	44
Communications Equipment (1.4%)
Arris Group, Inc. ‡	7,000	50
Avocent Corp. ‡	1,500	22
Black Box Corp.	2,100	46
Corning, Inc.	52,000	526
Harmonic Lightwaves, Inc. ‡	9,100	47
Harris Stratex Networks, Inc. -Class A ‡	3,400	23
Polycom, Inc. ‡	43,100	605
Seachange International, Inc. ‡	3,100	18
Shoretel, Inc. ‡	6,600	26
Starent Networks Corp. ‡	4,500	66
Tekelec ‡	4,000	50
Computers & Peripherals (1.6%)
Diebold, Inc.	29,700	736
Hewlett-Packard Co.	7,600	264
Lexmark International, Inc. -Class A ‡	17,700	419
QLogic Corp. ‡	15,700	178
Synaptics, Inc. ‡	2,100	49
Construction & Engineering (2.1%)
Dycom Industries, Inc. ‡	78,800	537
Emcor Group, Inc. ‡	2,600	54
Fluor Corp.	34,400	1,337
Foster Wheeler, Ltd. ‡	8,200	164
Mastec, Inc. ‡	4,300	46
Michael Baker Corp. ‡	1,300	45
Pike Electric Corp. ‡	1,000	11
Consumer Finance (0.0%)
Ezcorp, Inc. -Class A ‡	1,800	24
Containers & Packaging (2.1%)
Bway Holding Co. ‡	6,500	55
Crown Holdings, Inc. ‡	33,200	623
Greif, Inc. -Class A	20,300	614
Owens-Illinois, Inc. ‡	18,000	342
Sealed Air Corp.	46,500	630
Distributors (0.0%)
Core-Mark Holding Co., Inc. ‡	2,500	46
Diversified Consumer Services (0.8%)
Lincoln Educational Services Corp. ‡	3,800	56
Regis Corp.	40,100	450
Universal Technical Institute, Inc. ‡	1,400	25
Weight Watchers International, Inc.	11,700	267
Diversified Financial Services (0.1%)
Interactive Brokers Group, Inc. -Class A ‡	1,400	21
Pico Holdings, Inc. ‡	2,000	51
Diversified Telecommunication Services (0.5%)
CenturyTel, Inc.	18,800	510
Ntelos Holdings Corp.	2,200	48

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
Electric Utilities (2.1%)
Idacorp, Inc.	40,000	$1,164
ITC Holdings Corp.	500	21
NV Energy, Inc.	44,100	473
Pepco Holdings, Inc.	18,000	321
Pinnacle West Capital Corp.	6,900	231
Portland General Electric Co.	1,400	27
Electrical Equipment (0.4%)
AZZ, Inc. ‡	2,000	45
Belden, Inc.	2,600	34
Encore Wire Corp.	2,800	46
Enersys ‡	4,700	43
Thomas & Betts Corp. ‡	10,100	216
Ultralife Corp. ‡	4,600	37
Electronic Equipment & Instruments (1.5%)
Anixter International, Inc. ‡	1,800	49
Arrow Electronics, Inc. ‡	16,900	322
Benchmark Electronics, Inc. ‡	4,200	49
Coherent, Inc. ‡	1,600	29
Daktronics, Inc.	5,500	47
Ingram Micro, Inc. -Class A ‡	34,900	429
Insight Enterprises, Inc. ‡	3,900	20
Jabil Circuit, Inc.	59,300	345
Mts Systems Corp.	900	24
Multi-Fineline Electronix, Inc. ‡	4,600	85
OSI Systems, Inc. ‡	3,900	57
Rogers Corp. ‡	2,400	59
Zygo Corp. ‡	6,900	39
Energy Equipment & Services (0.9%)
Bristow Group, Inc. ‡	2,400	58
Cameron International Corp. ‡	32,800	760
Lufkin Industries, Inc.	700	24
Matrix Service Co. ‡	2,700	14
Newpark Resources ‡	13,200	56
Superior Well Services, Inc. ‡	5,200	48
Food & Staples Retailing (1.6%)
Andersons, Inc.	3,400	56
BJ’s Wholesale Club, Inc. ‡	13,700	393
Pantry, Inc. ‡	2,600	43
Safeway, Inc.	21,600	463
Susser Holdings Corp. ‡	700	9
SYSCO Corp.	31,800	709
United Natural Foods, Inc. ‡	2,400	37
Food Products (2.2%)
Archer-Daniels-Midland Co.	57,200	1,567
B&G Foods, Inc. -Class A	3,500	16
Dean Foods Co. ‡	28,500	551
Fresh Del Monte Produce, Inc. ‡	2,100	51
Hain Celestial Group, Inc. ‡	3,100	47
TreeHouse Foods, Inc. ‡	2,000	53
Gas Utilities (1.0%)
Energen Corp.	10,600	310
New Jersey Resources Corp.	700	28
Southwest Gas Corp.	1,000	26
UGI Corp.	27,500	697
Health Care Equipment & Supplies (5.4%)
Abaxis, Inc. ‡	3,500	55
Align Technology, Inc. ‡	3,000	24
American Medical Systems Holdings, Inc. ‡	5,600	60
Boston Scientific Corp. ‡	90,700	805
Cantel Medical Corp. ‡	1,800	27
Cardiac Science Corp. ‡	7,900	42
Dentsply International, Inc.	17,300	466
Gen-Probe, Inc. ‡	38,100	1,715
I-Flow Corp. ‡	5,200	21
Invacare Corp.	3,300	63
Kensey Nash Corp. ‡	2,900	60
Masimo Corp. ‡	900	25
Sirona Dental Systems, Inc. ‡	4,800	58
Somanetics Corp. ‡	2,800	41
Sonosite, Inc. ‡	2,700	51
Steris Corp.	41,100	1,093
Synovis Life Technologies, Inc. ‡	1,500	24
Varian Medical Systems, Inc. ‡	16,900	627
Zimmer Holdings, Inc. ‡	10,000	364
Zoll Medical Corp. ‡	3,000	48
Health Care Providers & Services (4.9%)
Aetna, Inc.	19,900	617
AmerisourceBergen Corp. -Class A	21,300	774
AMN Healthcare Services, Inc. ‡	3,100	21
Centene Corp. ‡	2,400	43
Emergency Medical Services Corp. -Class A ‡	1,400	47
Express Scripts, Inc. -Class A ‡	11,600	624
Healthsouth Corp. ‡	4,800	48
Inventiv Health, Inc. ‡	4,700	45
Kindred Healthcare, Inc. ‡	4,300	58
LifePoint Hospitals, Inc. ‡	39,800	896
Lincare Holdings, Inc. ‡	28,500	685
Magellan Health Services, Inc. ‡	1,400	51
Omnicare, Inc.	23,000	643
Owens & Minor, Inc.	1,400	56
Pharmerica Corp. ‡	3,200	53
Rehabcare Group, Inc. ‡	3,400	47
Sun Healthcare Group, Inc. ‡	3,700	42
Universal Health Services, Inc. -Class B	12,100	458
Hotels, Restaurants & Leisure (1.9%)
Bob Evans Farms, Inc.	25,681	451
California Pizza Kitchen, Inc. ‡	6,100	63
CEC Entertainment, Inc. ‡	2,400	56
Cheesecake Factory ‡	27,000	234
International Speedway Corp. -Class A	13,100	305
Panera Bread Co. -Class A ‡	13,800	648
Peet’s Coffee & Tea, Inc. ‡	2,500	51
P.F. Chang’s China Bistro, Inc. ‡	2,200	39
Red Robin Gourmet Burgers, Inc. ‡	3,700	45
Shuffle Master, Inc. ‡	2,100	7
Steak N Shake Co. ‡	8,700	50
WMS Industries, Inc. ‡	2,100	47
Household Durables (2.2%)
Blyth, Inc.	3,500	12
Fortune Brands, Inc.	19,300	618
Harman International Industries, Inc.	34,200	550
Helen of Troy, Ltd. ‡	2,200	23
Jarden Corp. ‡	54,100	564

The notes to the financial statements are an integral part of this report.

2

	Shares	Value
Household Durables (continued)
Snap-On, Inc.	18,700	$564
Independent Power Producers & Energy Traders (1.8%)
AES Corp. ‡	82,700	654
Mirant Corp. ‡	38,500	661
Reliant Energy, Inc. ‡	108,600	553
Insurance (0.3%)
CNA Surety Corp. ‡	2,300	38
Employers Holdings, Inc.	800	11
Infinity Property & Casualty Corp.	1,100	42
Proassurance Corp. ‡	1,000	47
Unum Group	12,500	177
Internet Software & Services (0.1%)
Dice Holdings, Inc. ‡	7,800	22
Vistaprint, Ltd. ‡	2,900	67
Vocus, Inc. ‡	2,900	44
IT Services (2.4%)
Acxiom Corp.	6,000	57
Alliance Data Systems Corp. ‡	18,300	761
Ciber, Inc. ‡	11,500	50
Gartner, Inc. ‡	89,600	1,270
Hewitt Associates, Inc. -Class A ‡	11,100	315
Sapient Corp. ‡	12,900	55
Teletech Holdings, Inc. ‡	6,200	50
Leisure Equipment & Products (0.2%)
Callaway Golf Co.	25,000	190
Polaris Industries, Inc.	2,100	45
Steinway Musical Instruments ‡	2,500	29
Life Sciences Tools & Services (0.1%)
Bruker BioSciences Corp. ‡	13,200	53
Machinery (2.6%)
Altra Holdings, Inc. ‡	3,000	21
Blount International, Inc. ‡	3,200	27
Briggs & Stratton Corp.	3,200	47
Chart Industries, Inc. ‡	4,500	38
Circor International, Inc.	2,200	49
Donaldson Co., Inc.	36,000	1,119
EnPro Industries, Inc. ‡	2,500	46
Federal Signal Corp.	6,500	44
Joy Global, Inc.	28,500	594
Kadant, Inc. ‡	900	9
Middleby Corp. ‡	2,000	46
Sauer-Danfoss, Inc.	6,100	46
Timken Co.	43,700	651
Titan Machinery, Inc. ‡	3,900	40
Marine (0.9%)
American Commercial Lines, Inc. ‡	10,700	43
International Shipholding Corp.	2,100	45
Kirby Corp. ‡	36,800	883
Media (3.6%)
Comcast Corp. -Class A	45,500	667
Harte-Hanks, Inc.	73,744	465
McGraw-Hill Cos., Inc.	33,600	738
Meredith Corp.	21,600	345
Omnicom Group, Inc.	19,800	513
Time Warner, Inc.	60,800	567
Viacom, Inc. -Class B ‡	27,500	406
Metals & Mining (0.5%)
Compass Minerals International, Inc.	900	54
Haynes International, Inc. ‡	2,300	42
Reliance Steel & Aluminum Co.	10,800	239
U.S. Steel Corp.	5,400	162
Multiline Retail (1.2%)
99 Cents Only Stores ‡	4,300	36
Dillard’s, Inc. -Class A	6,300	27
Family Dollar Stores, Inc.	30,600	850
Macy’s, Inc.	34,200	306
Multi-Utilities (1.8%)
CenterPoint Energy, Inc.	103,500	1,384
DTE Energy Co.	7,300	252
Northwestern Corp.	2,300	56
Sempra Energy	5,600	246
Office Electronics (0.6%)
Xerox Corp.	94,500	627
Oil, Gas & Consumable Fuels (7.4%)
Anadarko Petroleum Corp.	20,000	735
Bill Barrett Corp. ‡	68,800	1,520
Chesapeake Energy Corp.	15,100	239
Clayton Williams Energy, Inc. ‡	1,200	48
ConocoPhillips	12,600	599
Double Eagle Petroleum Co. ‡	5,200	31
Harvest Natural Resources, Inc. ‡	13,200	53
Massey Energy Co.	15,300	232
McMoRan Exploration Co. ‡	5,400	36
Murphy Oil Corp.	19,000	839
Nordic American Tanker Shipping	300	9
Overseas Shipholding Group, Inc.	8,080	288
Peabody Energy Corp.	11,300	283
Rosetta Resources, Inc. ‡	7,900	48
Southern Union Co.	93,700	1,208
Southwestern Energy Co. ‡	23,600	747
W&T Offshore, Inc.	18,200	229
Williams Cos., Inc.	49,600	702
Paper & Forest Products (0.3%)
Glatfelter	5,900	51
International Paper Co.	27,000	247
Personal Products (0.4%)
Avon Products, Inc.	22,700	464
Pharmaceuticals (3.0%)
Caraco Pharmaceutical Laboratories, Ltd. ‡	5,000	23
Eli Lilly & Co.	32,800	1,208
Forest Laboratories, Inc. ‡	31,600	791
Watson Pharmaceuticals, Inc. ‡	43,900	1,198
Professional Services (1.7%)
Cdi Corp.	4,700	50
Costar Group, Inc. ‡	1,500	44
CRA International, Inc. ‡	500	11
Heidrick & Struggles International, Inc.	700	11
Kelly Services, Inc. -Class A	1,900	17
Manpower, Inc.	23,000	656
Monster Worldwide, Inc. ‡	41,400	381
MPS Group, Inc. ‡	88,100	533
On Assignment, Inc. ‡	10,200	47
School Specialty, Inc. ‡	2,800	46
Vse Corp.	1,300	37

The notes to the financial statements are an integral part of this report.

3

	Shares	Value
Road & Rail (0.7%)
CSX Corp.	23,400	$678
Marten Transport, Ltd. ‡	3,100	55
Saia, Inc. ‡	3,500	37
Semiconductors & Semiconductor Equipment (2.8%)
Analog Devices, Inc.	46,300	926
Broadcom Corp. -Class A ‡	50,300	798
Brooks Automation, Inc. ‡	7,000	32
Ceva, Inc. ‡	5,900	40
Dsp Group, Inc. ‡	7,400	48
Intersil Corp. -Class A	85,100	792
IXYS Corp.	7,900	54
Microsemi Corp. ‡	4,100	34
Sigma Designs, Inc. ‡	1,800	18
Silicon Image, Inc. ‡	13,900	51
Skyworks Solutions, Inc. ‡	11,300	49
Standard Microsystems Corp. ‡	2,300	32
Supertex, Inc. ‡	1,900	43
Veeco Instruments, Inc. ‡	3,500	17
Volterra Semiconductor Corp. ‡	3,100	22
Zoran Corp. ‡	1,500	9
Software (2.2%)
Adobe Systems, Inc. ‡	28,800	556
ANSYS, Inc. ‡	10,000	249
Commvault Systems, Inc. ‡	2,400	32
Double-Take Software, Inc. ‡	1,300	10
Epicor Software Corp. ‡	12,000	42
Fair Isaac Corp.	3,500	44
JDA Software Group, Inc. ‡	3,900	44
Manhattan Associates, Inc. ‡	3,300	51
Micros Systems, Inc. ‡	3,300	48
MSC.Software Corp. ‡	8,400	49
Quest Software, Inc. ‡	3,200	40
Synopsys, Inc. ‡	43,900	811
Tibco Software, Inc. ‡	10,500	56
Wind River Systems, Inc. ‡	43,000	343
Specialty Retail (2.7%)
Advance Auto Parts, Inc.	13,800	452
America’s Car-Mart, Inc. ‡	4,300	39
AutoNation, Inc. ‡	50,900	472
Buckle, Inc.	2,400	51
Build-A-Bear Workshop, Inc. ‡	3,500	15
Cabela’s, Inc. ‡	8,900	50
Gap, Inc.	57,000	643
Hot Topic, Inc. ‡	6,200	53
RadioShack Corp.	56,400	646
Systemax, Inc.	4,800	49
Tractor Supply Co. ‡	1,600	54
Urban Outfitters, Inc. ‡	24,000	374
Textiles, Apparel & Luxury Goods (2.1%)
Coach, Inc. ‡	38,000	555
Columbia Sportswear Co.	1,600	46
Fuqi International, Inc. ‡	1,600	8
Jones Apparel Group, Inc.	40,800	141
Maidenform Brands, Inc. ‡	1,300	12
Steven Madden, Ltd. ‡	2,400	42
True Religion Apparel, Inc. ‡	4,400	50
Unifirst Corp./Ma	1,800	47
Warnaco Group, Inc. ‡	59,100	1,337
Thrifts & Mortgage Finance (0.5%)
Hudson City Bancorp, Inc.	46,400	538
Provident Financial Services, Inc.	3,300	36
Provident New York Bancorp	800	8
Trading Companies & Distributors (0.2%)
Beacon Roofing Supply, Inc. ‡	3,900	50
DXP Enterprises, Inc. ‡	3,800	52
H&E Equipment Services, Inc. ‡	6,900	46
Houston Wire & Cable Co.	2,300	16
Kaman Corp. -Class A	2,600	50
Textainer Group Holdings, Ltd.	1,200	10
Water Utilities (0.0%)
Southwest Water Co.	4,500	20
Wireless Telecommunication Services (0.8%)
Novatel Wireless, Inc. ‡	8,900	49
Syniverse Holdings, Inc. ‡	4,100	56
US Cellular Corp. ‡	18,700	784
Total Common Stocks (cost $113,043)		91,058

	Principal
REPURCHASE AGREEMENT (8.9%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $9,432 on 02/02/2009 •	$9,432	9,432
Total Repurchase Agreement (cost $9,432)		9,432

Total Investment Securities (cost $122,475) #		$100,490

The notes to the financial statements are an integral part of this report.

4

	Shares	Value
SECURITIES SOLD SHORT (86.0%)
COMMON STOCKS (86.0%)
Aerospace & Defense (2.4%)
Aerovironment, Inc. ‡	(1,400)	$(52)
Alliant Techsystems, Inc. ‡	(4,000)	(323)
Argon St, Inc. ‡	(2,900)	(56)
Boeing Co.	(23,900)	(1,012)
Ceradyne, Inc. ‡	(1,100)	(25)
Curtiss-Wright Corp.	(1,500)	(48)
Gencorp, Inc. ‡	(15,100)	(44)
Heico Corp.	(1,400)	(55)
Herley Industries, Inc. ‡	(5,200)	(58)
Lockheed Martin Corp.	(9,900)	(812)
Orbital Sciences Corp. ‡	(600)	(10)
TASER International, Inc. ‡	(4,300)	(22)
Air Freight & Logistics (1.2%)
Atlas Air Worldwide Holdings, Inc. ‡	(2,500)	(36)
Forward Air Corp.	(1,000)	(20)
United Parcel Service, Inc. -Class B	(27,500)	(1,169)
Airlines (0.6%)
Alaska Air Group, Inc. ‡	(23,600)	(623)
UAL Corp. ‡	(900)	(8)
Auto Components (1.0%)
Amerigon, Inc. ‡	(5,200)	(18)
BorgWarner, Inc.	(10,800)	(182)
Cooper Tire & Rubber Co.	(9,100)	(42)
Goodyear Tire & Rubber Co. ‡	(117,400)	(725)
Raser Technologies, Inc. ‡	(10,500)	(41)
Automobiles (0.5%)
Harley-Davidson, Inc.	(46,700)	(569)
Beverages (0.7%)
Boston Beer Co., Inc. -Class A ‡	(1,700)	(43)
PepsiCo, Inc.	(13,600)	(683)
Capital Markets (0.4%)
Cohen & Steers, Inc.	(4,500)	(49)
Franklin Resources, Inc.	(6,400)	(309)
Gamco Investors, Inc. -Class A	(1,700)	(53)
Greenhill & Co., Inc.	(700)	(46)
Chemicals (2.5%)
American Vanguard Corp.	(3,400)	(48)
Celanese Corp. -Class A	(60,900)	(649)
Ecolab, Inc.	(34,300)	(1,164)
Landec Corp. ‡	(6,600)	(36)
RPM International, Inc.	(57,800)	(712)
Symyx Technologies ‡	(2,500)	(12)
Zoltek Cos., Inc. ‡	(6,300)	(45)
Commercial Banks (0.0%)
Community Trust Bancorp, Inc.	(600)	(17)
Stellarone Corp.	(700)	(9)
Commercial Services & Supplies (3.7%)
American Ecology Corp.	(2,200)	(44)
Clean Harbors, Inc. ‡	(9,000)	(482)
Corrections Corp. of America ‡	(66,200)	(912)
Enernoc, Inc. ‡	(5,800)	(61)
Fuel Tech, Inc. ‡	(2,700)	(27)
Geoeye, Inc. ‡	(3,200)	(55)
Innerworkings, Inc. ‡	(7,500)	(25)
Iron Mountain, Inc. ‡	(49,100)	(1,005)
McGrath Rentcorp	(2,500)	(52)
Rollins, Inc.	(75,500)	(1,177)
Schawk, Inc. -Class A	(4,100)	(33)
Standard Parking Corp. ‡	(2,700)	(52)
Waste Connections, Inc. ‡	(700)	(20)
Communications Equipment (0.9%)
Adtran, Inc.	(3,300)	(50)
Blue Coat Systems, Inc. ‡	(5,600)	(54)
Ciena Corp. ‡	(30,000)	(187)
Comtech Telecommunications Corp. ‡	(1,200)	(47)
DG FastChannel, Inc. ‡	(3,600)	(52)
EMS Technologies, Inc. ‡	(2,100)	(50)
Loral Space & Communications, Inc. ‡	(1,500)	(20)
Motorola, Inc.	(111,100)	(492)
Viasat, Inc. ‡	(2,300)	(51)
Computers & Peripherals (1.9%)
3par, Inc. ‡	(1,500)	(13)
Data Domain, Inc. ‡	(2,700)	(35)
Electronics For Imaging, Inc. ‡	(5,000)	(44)
EMC Corp. -Class A ‡	(51,600)	(570)
Hutchinson Technology, Inc. ‡	(3,800)	(12)
Immersion Corp. ‡	(4,200)	(22)
SanDisk Corp. ‡	(85,700)	(980)
STEC Inc. ‡	(11,900)	(53)
Sun Microsystems, Inc. ‡	(64,300)	(267)
Construction & Engineering (0.4%)
Granite Construction, Inc.	(800)	(28)
Orion Marine Group, Inc. ‡	(1,100)	(11)
Quanta Services, Inc. ‡	(13,500)	(288)
Sterling Construction Co., Inc. ‡	(2,500)	(45)
Construction Materials (0.0%)
Texas Industries, Inc.	(1,400)	(32)
US Concrete, Inc. ‡	(3,300)	(9)
Containers & Packaging (0.8%)
Ball Corp.	(19,700)	(755)
Silgan Holdings, Inc.	(1,000)	(46)
Distributors (0.3%)
LKQ Corp. ‡	(31,300)	(362)
Diversified Consumer Services (1.2%)
Apollo Group, Inc. -Class A ‡	(3,000)	(244)
Capella Education Co. ‡	(900)	(50)
Corinthian Colleges, Inc. ‡	(27,100)	(506)
K12, Inc. ‡	(2,800)	(45)
Matthews International Corp. -Class A	(11,300)	(440)
Diversified Financial Services (0.2%)
Financial Federal Corp.	(2,500)	(54)
PHH Corp. ‡	(5,200)	(57)
Diversified Telecommunication Services (0.7%)
Alaska Communications Systems Group, Inc.	(5,700)	(48)
AT&T, Inc.	(19,800)	(487)
Consolidated Communications Holdings, Inc.	(2,800)	(32)
General Communication, Inc. -Class A ‡	(3,100)	(20)
Iowa Telecommunications Services, Inc.	(2,700)	(35)
Premiere Global Services, Inc. ‡	(5,200)	(50)
Shenandoah Telecommunications Co.	(1,900)	(46)
Electric Utilities (2.7%)
Empire District Electric Co.	(3,000)	(53)
Exelon Corp.	(8,300)	(450)
PPL Corp.	(26,900)	(825)
Southern Co.	(16,300)	(545)

The notes to the financial statements are an integral part of this report.

5

	Shares	Value
Electric Utilities (continued)
Unisource Energy Corp.	(900)	$(25)
Westar Energy, Inc.	(44,900)	(902)
Electrical Equipment (0.1%)
Acuity Brands, Inc.	(1,700)	(46)
Fushi Copperweld, Inc. ‡	(8,600)	(40)
Electronic Equipment & Instruments (1.0%)
Avnet, Inc. ‡	(11,600)	(230)
Dolby Laboratories, Inc. -Class A ‡	(27,100)	(694)
Faro Technologies, Inc. ‡	(2,400)	(36)
Littelfuse, Inc. ‡	(3,300)	(50)
Park Electrochemical Corp.	(3,100)	(54)
Rofin-Sinar Technologies, Inc. ‡	(2,800)	(47)
Energy Equipment & Services (0.9%)
Allis-Chalmers Energy, Inc. ‡	(13,600)	(49)
Bronco Drilling Co., Inc. ‡	(4,600)	(24)
Hercules Offshore, Inc. ‡	(66,700)	(248)
Natco Group, Inc. -Class A ‡	(2,900)	(50)
Rowan Cos., Inc.	(46,800)	(593)
T-3 Energy Services, Inc. ‡	(1,200)	(15)
Food & Staples Retailing (0.9%)
Great Atlantic & Pacific Tea Co. ‡	(2,600)	(19)
Ruddick Corp.	(14,000)	(337)
Walgreen Co.	(21,000)	(575)
Food Products (3.1%)
Alico, Inc.	(700)	(20)
American Dairy, Inc. ‡	(1,100)	(14)
Campbell Soup Co.	(23,900)	(725)
ConAgra Foods, Inc.	(22,000)	(376)
Green Mountain Coffee Roasters, Inc. ‡	(1,400)	(54)
Hershey Co.	(15,900)	(593)
Hormel Foods Corp.	(17,500)	(522)
Lance, Inc.	(2,300)	(43)
Lifeway Foods, Inc. ‡	(4,400)	(33)
Ralcorp Holdings, Inc. ‡	(600)	(36)
Sanderson Farms, Inc.	(1,500)	(54)
Smithfield Foods, Inc. ‡	(77,300)	(917)
Gas Utilities (0.9%)
Laclede Group, Inc.	(700)	(32)
WGL Holdings	(29,200)	(937)
Health Care Equipment & Supplies (3.3%)
Analogic Corp.	(1,300)	(33)
Baxter International, Inc.	(6,700)	(393)
Becton Dickinson & Co.	(9,900)	(719)
Cardionet, Inc. ‡	(800)	(18)
Conceptus, Inc. ‡	(3,200)	(46)
Exactech, Inc. ‡	(3,400)	(43)
Integra LifeSciences Holdings Corp. ‡	(1,800)	(50)
Inverness Medical Innovations, Inc. ‡	(44,400)	(1,085)
Medical Action Industries, Inc. ‡	(2,500)	(22)
Neogen Corp. ‡	(2,100)	(55)
NuVasive, Inc. ‡	(1,400)	(52)
Orthofix International NV ‡	(3,200)	(51)
ResMed, Inc. ‡	(12,000)	(479)
Surmodics, Inc. ‡	(2,000)	(40)
Teleflex, Inc.	(6,900)	(367)
Vnus Medical Technologies, Inc. ‡	(600)	(10)
West Pharmaceutical Services, Inc.	(1,500)	(50)
Wright Medical Group, Inc. ‡	(2,500)	(52)
Health Care Providers & Services (4.8%)
Air Methods Corp. ‡	(2,800)	(55)
Alliance Imaging, Inc. ‡	(6,800)	(60)
Almost Family, Inc. ‡	(1,100)	(34)
Amsurg Corp. -Class A ‡	(2,200)	(43)
Athenahealth, Inc. ‡	(1,500)	(54)
Bio-Reference Labs, Inc. ‡	(1,900)	(46)
BMP Sunstone Corp. ‡	(2,800)	(9)
Catalyst Health Solutions, Inc. ‡	(1,700)	(37)
DaVita, Inc. ‡	(19,000)	(893)
Emeritus Corp. ‡	(1,700)	(14)
Health Net, Inc. ‡	(76,200)	(1,116)
HMS Holdings Corp. ‡	(400)	(12)
Laboratory Corp. of America Holdings ‡	(10,800)	(639)
Landauer, Inc.	(800)	(55)
Medcath Corp. ‡	(2,600)	(16)
Medco Health Solutions, Inc. ‡	(20,300)	(913)
Pediatrix Medical Group, Inc. ‡	(7,600)	(255)
RES-Care, Inc. ‡	(3,200)	(43)
VCA Antech, Inc. ‡	(41,700)	(785)
Health Care Technology (0.0%)
Medassets, Inc. ‡	(3,600)	(52)
Omnicell, Inc. ‡	(4,000)	(31)
Hotels, Restaurants & Leisure (3.6%)
Ambassadors Group, Inc.	(5,600)	(46)
Buffalo Wild Wings, Inc. ‡	(2,000)	(45)
Burger King Holdings, Inc.	(33,900)	(753)
Choice Hotels International, Inc.	(23,600)	(621)
CKE Restaurants, Inc.	(5,200)	(43)
Darden Restaurants, Inc.	(17,300)	(454)
Gaylord Entertainment Co. ‡	(4,400)	(47)
International Game Technology	(46,500)	(493)
McDonald’s Corp.	(7,800)	(453)
Monarch Casino & Resort, Inc. ‡	(4,900)	(50)
Papa John’s International, Inc. ‡	(3,100)	(59)
Pinnacle Entertainment, Inc. ‡	(2,900)	(20)
Rick’s Cabaret International, Inc. ‡	(11,300)	(45)
Sonic Corp. ‡	(5,100)	(50)
Yum! Brands, Inc.	(19,500)	(558)
Household Durables (1.3%)
American Greetings Corp. -Class A	(101,800)	(442)
Leggett & Platt, Inc.	(34,900)	(436)
Skyline Corp.	(2,200)	(44)
Tempur-Pedic International, Inc.	(4,000)	(28)
Whirlpool Corp.	(12,100)	(405)
Household Products (0.0%)
WD-40 Co.	(500)	(13)
Independent Power Producers & Energy Traders (0.0%)
Ormat Technologies, Inc.	(1,600)	(50)
Industrial Conglomerates (0.8%)
McDermott International, Inc. ‡	(42,400)	(440)
Otter Tail Corp.	(2,200)	(45)
Textron, Inc.	(28,600)	(258)
United Capital Corp. ‡	(2,800)	(54)

The notes to the financial statements are an integral part of this report.

6

	Shares	Value
Insurance (1.8%)
Citizens, Inc. ‡	(5,700)	$(46)
Enstar Group, Ltd. ‡	(700)	(38)
Fidelity National Financial, Inc. -Class A	(21,600)	(316)
Marsh & McLennan Cos., Inc.	(30,500)	(590)
Max Capital Group, Ltd.	(3,100)	(53)
Mercury General Corp.	(21,900)	(847)
Navigators Group, Inc. ‡	(400)	(21)
Nymagic, Inc.	(3,000)	(51)
Validus Holdings, Ltd.	(600)	(14)
Internet & Catalog Retail (0.1%)
Blue Nile, Inc. ‡	(1,900)	(38)
Gaiam, Inc. -Class A ‡	(6,600)	(24)
Overstock.com, Inc. ‡	(4,000)	(44)
Internet Software & Services (0.2%)
Constant Contact, Inc. ‡	(2,600)	(40)
Savvis, Inc. ‡	(6,600)	(42)
Switch & Data Facilities Co., Inc. ‡	(7,300)	(50)
Vignette Corp. ‡	(6,300)	(44)
Websense, Inc. ‡	(3,600)	(40)
IT Services (1.8%)
Cognizant Technology Solutions
Corp. -Class A ‡	(25,600)	(479)
Forrester Research, Inc. ‡	(2,000)	(42)
NCI, Inc. -Class A ‡	(900)	(27)
Paychex, Inc.	(10,300)	(250)
SRA International, Inc. -Class A ‡	(42,700)	(698)
Total System Services, Inc.	(36,100)	(457)
Leisure Equipment & Products (1.1%)
Brunswick Corp.	(13,900)	(39)
Eastman Kodak Co.	(31,200)	(141)
Hasbro, Inc.	(7,400)	(179)
Mattel, Inc.	(54,800)	(777)
Rc2 Corp. ‡	(2,000)	(12)
Life Sciences Tools & Services (1.7%)
AMAG Pharmaceuticals, Inc. ‡	(1,500)	(53)
Bio-Rad Laboratories, Inc. -Class A ‡	(11,500)	(731)
Covance, Inc. ‡	(24,800)	(957)
Nektar Therapeutics ‡	(3,400)	(14)
Machinery (3.8%)
Actuant Corp. -Class A	(1,400)	(23)
Astec Industries, Inc. ‡	(1,600)	(39)
Badger Meter, Inc.	(1,700)	(40)
Barnes Group, Inc.	(3,500)	(40)
Cascade Corp.	(900)	(21)
Clarcor, Inc.	(1,600)	(49)
Graco, Inc.	(16,500)	(351)
Greenbrier Cos., Inc.	(7,600)	(42)
Kaydon Corp.	(1,700)	(46)
Nacco Industries, Inc. -Class A	(1,400)	(45)
Nordson Corp.	(33,200)	(1,003)
PACCAR, Inc.	(40,700)	(1,074)
Pmfg, Inc. ‡	(4,800)	(34)
RBC Bearings, Inc. ‡	(2,300)	(42)
Sun Hydraulics Corp.	(2,900)	(45)
Terex Corp. ‡	(40,300)	(477)
Wabtec Corp.	(24,500)	(733)
Marine (0.0%)
Eagle Bulk Shipping, Inc.	(2,800)	(15)
Media (1.7%)
Cablevision Systems Corp. -Class A	(29,200)	(468)
CBS Corp. -Class B	(45,700)	(261)
Dolan Media Co. ‡	(3,000)	(16)
MediaCom Communications Corp. -Class A ‡	(10,200)	(55)
Scholastic Corp.	(59,400)	(648)
Walt Disney Co.	(16,100)	(333)
World Wrestling Entertainment, Inc. -Class A	(2,500)	(24)
Metals & Mining (1.2%)
Amcol International Corp.	(2,300)	(33)
Century Aluminum Co. ‡	(86,400)	(307)
Commercial Metals Co.	(73,200)	(842)
Kaiser Aluminum Corp.	(2,000)	(50)
RTI International Metals, Inc. ‡	(3,400)	(45)
Multiline Retail (0.7%)
Kohl’s Corp. ‡	(6,200)	(228)
Nordstrom, Inc.	(42,900)	(544)
Multi-Utilities (2.2%)
Ameren Corp.	(8,100)	(269)
Black Hills Corp.	(30,300)	(804)
Nstar	(12,600)	(426)
Oge Energy Corp.	(12,600)	(311)
PNM Resources, Inc.	(36,200)	(363)
Scana Corp.	(5,200)	(178)
Office Electronics (0.2%)
Zebra Technologies Corp. -Class A ‡	(12,400)	(209)
Oil, Gas & Consumable Fuels (7.6%)
Arena Resources, Inc. ‡	(1,900)	(46)
Atlas America, Inc.	(3,600)	(46)
Bpz Resources, Inc. ‡	(7,500)	(43)
Brigham Exploration Co. ‡	(13,900)	(35)
Cabot Oil & Gas Corp.	(37,712)	(1,037)
Carrizo Oil & Gas, Inc. ‡	(3,400)	(47)
Consol Energy, Inc.	(34,300)	(935)
Crosstex Energy, Inc.	(9,900)	(33)
Foundation Coal Holdings, Inc.	(49,000)	(795)
Holly Corp.	(30,900)	(722)
James River Coal Co. ‡	(3,900)	(53)
Marathon Oil Corp.	(33,200)	(904)
Newfield Exploration Co. ‡	(34,900)	(670)
PetroHawk Energy Corp. ‡	(70,300)	(1,385)
Usec, Inc. ‡	(8,600)	(44)
XTO Energy, Inc.	(34,300)	(1,272)
Paper & Forest Products (0.4%)
Deltic Timber Corp.	(1,200)	(47)
Wausau Paper Corp.	(1,100)	(10)
Weyerhaeuser Co.	(13,600)	(373)
Personal Products (0.3%)
Alberto-Culver Co. -Class B	(8,600)	(210)
Chattem, Inc. ‡	(700)	(47)
Usana Health Sciences, Inc. ‡	(1,500)	(35)
Pharmaceuticals (3.2%)
Allergan, Inc.	(7,500)	(286)
Biomimetic Therapeutics, Inc. ‡	(2,900)	(23)
King Pharmaceuticals, Inc. ‡	(19,400)	(170)
Medicis Pharmaceutical Corp. -Class A	(30,100)	(419)
Merck & Co., Inc.	(31,500)	(900)
Perrigo Co.	(25,700)	(754)
Salix Pharmaceuticals, Ltd. ‡	(1,200)	(10)
Schering-Plough Corp.	(45,000)	(790)

The notes to the financial statements are an integral part of this report.

7

	Shares	Value
Professional Services (0.6%)
Exponent, Inc. ‡	(1,800)	$(44)
First Advantage Corp. -Class A ‡	(3,300)	(42)
FTI Consulting, Inc. ‡	(7,700)	(317)
Hill International, Inc. ‡	(7,900)	(43)
Huron Consulting Group, Inc. ‡	(800)	(40)
ICF International, Inc. ‡	(2,100)	(50)
Navigant Consulting, Inc. ‡	(3,300)	(47)
Trueblue, Inc. ‡	(5,800)	(49)
Watson Wyatt Worldwide, Inc.	(600)	(28)
Real Estate Investment Trusts (0.1%)
Hilltop Holdings, Inc. ‡	(5,300)	(53)
Real Estate Management & Development (0.8%)
Avatar Holdings, Inc. ‡	(800)	(21)
Consolidated-Tomoka Land Co.	(1,300)	(38)
Jones Lang Lasalle, Inc.	(31,700)	(748)
Maui Land & Pineapple Co., Inc. ‡	(1,900)	(18)
Tejon Ranch Co. ‡	(1,700)	(37)
Road & Rail (1.2%)
Con-Way, Inc.	(14,200)	(313)
Heartland Express, Inc.	(3,500)	(47)
Kansas City Southern ‡	(51,400)	(933)
Semiconductors & Semiconductor
Equipment (3.2%)
Advanced Analogic Technologies, Inc. ‡	(17,000)	(51)
Applied Materials, Inc.	(41,900)	(393)
ATMI, Inc. ‡	(3,300)	(45)
Cabot Microelectronics Corp. ‡	(1,900)	(43)
Cavium Networks, Inc. ‡	(5,300)	(48)
COHU, Inc.	(4,200)	(42)
International Rectifier Corp. ‡	(33,600)	(458)
KLA-Tencor Corp.	(22,200)	(445)
LAM Research Corp. ‡	(12,800)	(259)
MKS Instruments, Inc. ‡	(1,400)	(20)
Monolithic Power Systems, Inc. ‡	(4,100)	(50)
Netlogic Microsystems, Inc. ‡	(2,400)	(51)
Semtech Corp. ‡	(49,400)	(580)
Varian Semiconductor
Equipment Associates, Inc. ‡	(45,400)	(863)
Software (4.1%)
Blackbaud, Inc.	(800)	(9)
Bottomline Technologies, Inc. ‡	(1,700)	(11)
Cadence Design Systems, Inc. ‡	(161,200)	(609)
Citrix Systems, Inc. ‡	(42,100)	(886)
Concur Technologies, Inc. ‡	(600)	(15)
Electronic Arts, Inc. ‡	(55,600)	(858)
Epiq Systems, Inc. ‡	(3,100)	(55)
Guidance Software, Inc. ‡	(6,600)	(23)
Jack Henry & Associates, Inc.	(2,000)	(36)
Macrovision Solutions Corp. ‡	(37,800)	(496)
Netsuite, Inc. ‡	(6,200)	(43)
Pegasystems, Inc.	(4,300)	(58)
Phoenix Technologies, Ltd. ‡	(7,100)	(18)
Quality Systems, Inc.	(1,200)	(45)
Salesforce.com, Inc. ‡	(34,500)	(918)
Synchronoss Technologies, Inc. ‡	(5,200)	(44)
Taleo Corp. -Class A ‡	(3,200)	(27)
THQ, Inc. ‡	(11,100)	(44)
Ultimate Software Group, Inc. ‡	(3,600)	(50)
Specialty Retail (3.7%)
Aaron Rents, Inc.	(1,900)	(42)
Abercrombie & Fitch Co. -Class A	(36,000)	(643)
American Eagle Outfitters, Inc.	(116,800)	(1,052)
Bed Bath & Beyond, Inc. ‡	(31,400)	(729)
Conn’s, Inc. ‡	(3,100)	(38)
Dick’s Sporting Goods, Inc. ‡	(37,200)	(410)
Group 1 Automotive, Inc.	(5,300)	(53)
Haverty Furniture Cos., Inc.	(1,300)	(10)
J Crew Group, Inc. ‡	(3,700)	(37)
MarineMax, Inc. ‡	(3,500)	(6)
Monro Muffler, Inc.	(800)	(19)
O’Reilly Automotive, Inc. ‡	(10,500)	(305)
Petsmart, Inc.	(12,900)	(242)
Rex Stores Corp. ‡	(4,200)	(24)
Sonic Automotive, Inc. -Class A	(7,800)	(16)
Staples, Inc.	(13,100)	(209)
Ulta Salon Cosmetics & Fragrance, Inc. ‡	(1,600)	(9)
Zale Corp. ‡	(16,300)	(20)
Textiles, Apparel & Luxury Goods (0.3%)
K-Swiss, Inc. -Class A	(3,200)	(34)
Lululemon Athletica, Inc. ‡	(7,700)	(52)
Movado Group, Inc.	(6,600)	(51)
Nike, Inc. -Class B	(4,500)	(204)
Trading Companies & Distributors (1.1%)
Applied Industrial Technologies, Inc.	(2,800)	(44)
GATX Corp.	(25,700)	(620)
RSC Holdings, Inc. ‡	(3,000)	(21)
WW Grainger, Inc.	(6,500)	(474)
Water Utilities (0.1%)
American States Water Co.	(1,600)	(55)
Total Common Stocks (proceeds $122,216)		(91,109)

Total Securities Sold Short(proceeds $122,216) #		$(91,109)

The notes to the financial statements are an integral part of this report.

8

NOTES TO SCHEDULE OF INVESTMENTS:

‡       Non-income producing security.

•       Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 4.23% to 4.73%, maturity dates of 05/01/2035, and with a market value plus accrued interest of $9,623.

#       Aggregate cost for federal income tax purposes is $122,475. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,131 and $24,116, respectively. Net unrealized depreciation for tax purposes is $21,985.

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities			Total Investments in Securities
Level 1	Level 2	Level 3	(net of Securities Sold Short)
$(51)	$9,432	$—	$9,381

The notes to the financial statements are an integral part of this report.

9

Transamerica Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.0%)
Australia (8.4%)
CFS Retail Property Trust REIT ^	1,065,200	$1,201
Dexus Property Group REIT	4,560,654	2,147
Goodman Group REIT ^	3,745,769	1,640
GPT Group REIT	1,946,184	922
Mirvac Group REIT ^	1,455,319	1,029
Stockland REIT ^	456,600	1,037
Westfield Group REIT ^	1,067,443	8,058
Bermuda (0.8%)
Hongkong Land Holdings, Ltd.	442,900	928
Kerry Properties, Ltd.	237,000	555
Brazil (0.3%)
BR Malls Participacoes SA ‡	115,100	536
Canada (2.4%)
Brookfield Properties Corp.	54,150	292
Calloway REIT -144A ‡	40,600	387
Calloway REIT	87,600	842
Canadian REIT ^	49,400	813
Primaris REIT	47,700	385
RioCan REIT	158,500	1,880
France (7.0%)
Fonciere Des Regions REIT ^	9,500	580
Icade Npv REIT	12,850	1,033
Klepierre REIT	4,560	108
Mercialys SA REIT	76,930	2,273
SILIC REIT ^	7,807	680
Unibail-Rodamco REIT ^	64,020	8,583
Germany (0.6%)
Deutsche Euroshop AG ^	39,787	1,094
Hong Kong (14.0%)
Cheung Kong Holdings, Ltd.	830,400	7,662
Hang Lung Group, Ltd.	505,048	1,627
Hang Lung Properties, Ltd.	1,079,600	2,427
Henderson Land Development Co., Ltd.	318,000	1,215
Hysan Development Co., Ltd.	359,400	583
Link REIT	1,397,400	2,614
Sino Land Co.	1,474,700	1,414
Sun Hung KAI Properties, Ltd.	870,045	7,707
Wharf Holdings, Ltd.	566,050	1,399
Japan (17.9%)
AEON Mall Co., Ltd.	48,900	671
Daito Trust Construction Co., Ltd.	44,700	1,924
Frontier Real Estate Investment Corp. REIT	77	397
Japan Logistics Fund, Inc. -Class A REIT ^	107	589
Japan Real Estate Investment Corp. -Class A REIT	458	4,127
Japan Retail Fund Investment Corp. -Class A REIT	184	808
Mitsubishi Estate Co., Ltd.	713,900	9,361
Mitsui Fudosan Co., Ltd.	550,500	7,100
Nippon Accommodations Fund, Inc. -Class A REIT	68	292
Nippon Building Fund, Inc. -Class A REIT	384	4,119
NTT Urban Development Corp.	485	417
ORIX JREIT, Inc. -Class A REIT	93	439
Sumitomo Realty & Development Co., Ltd.	252,600	2,893
Tokyu REIT, Inc. ^	72	462
United Urban Investment Corp. -Class A REIT	101	414
Netherlands (2.5%)
Corio NV REIT ^	71,650	3,066
Eurocommercial Properties NV REIT ^	35,461	1,024
Wereldhave NV REIT	8,735	626
Singapore (2.8%)
Ascendas REIT ‡ ^	1,107,100	1,046
Capitaland, Ltd. ^	1,633,400	2,529
CapitaMall Trust REIT ‡ ^	1,376,955	1,428
Starhill Global -Class Trabajo Share REIT ‡	838,500	284
Sweden (0.8%)
Castellum AB ^	97,200	620
Hufvudstaden AB -Class A ^	164,530	965
Switzerland (0.8%)
PSP Swiss Property AG ‡	36,360	1,539
United Kingdom (3.8%)
British Land Co. PLC REIT	244,000	1,593
Derwent London PLC REIT ^	39,119	338
Great Portland Estates PLC REIT ^	149,900	498
Hammerson PLC REIT ^	224,401	1,314
Land Securities Group PLC REIT	262,720	2,617
Liberty International PLC REIT ^	53,450	287
Safestore Holdings PLC §	574,000	547
United States (35.9%)
Acadia Realty Trust REIT	29,910	349
Alexandria Real Estate Equities, Inc. REIT	24,500	1,454
AMB Property Corp. REIT ^	55,000	887
AvalonBay Communities, Inc. REIT ^	28,910	1,498
BioMed Realty Trust, Inc. REIT	48,200	532
Boston Properties, Inc. REIT ^	57,100	2,472
BRE Properties, Inc. -Class A REIT ^	60,500	1,536
Corporate Office Properties Trust SBI MD REIT ^	36,300	958
Digital Realty Trust, Inc. REIT ^	73,400	2,341
Equity Residential REIT	165,600	3,963
Essex Property Trust, Inc. REIT	23,000	1,519
Extra Space Storage, Inc. REIT	65,100	528
Federal Realty Investment Trust REIT ^	76,700	3,883
Health Care Property Investors, Inc. REIT	95,500	2,229
Health Care REIT, Inc. REIT	73,900	2,794
Highwoods Properties, Inc. REIT	51,800	1,169
Home Properties, Inc. REIT	29,500	1,059
Hospitality Properties Trust REIT	102,400	1,374
Host Hotels & Resorts, Inc. REIT ^	331,443	1,783
Kimco Realty Corp. REIT	151,200	2,174
LaSalle Hotel Properties REIT	22,700	189
Liberty Property Trust REIT	102,800	2,056
Macerich Co. REIT ^	96,100	1,417
Nationwide Health Properties, Inc. REIT	112,800	2,880
Omega Healthcare Investors, Inc. REIT	80,900	1,184
ProLogis REIT	127,800	1,279
Public Storage, Inc. REIT ^	64,000	3,960
Regency Centers Corp. REIT	25,400	897
Simon Property Group, Inc. REIT	152,500	6,554
SL Green Realty Corp. REIT	18,200	286
Tanger Factory Outlet Centers REIT ^	53,000	1,606
Taubman Centers, Inc. REIT	80,300	1,594
UDR, Inc. REIT	176,700	2,073
Ventas, Inc. REIT ^	124,800	3,478

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
United States (continued)
Vornado Realty Trust REIT ^	81,600	$4,146
Total Common Stocks (cost $303,979)		186,086

RIGHTS (0.0%)
Singapore (0.0%)
Ascendas REIT Ə	57,339	11
Total Rights (cost $0)		11

	Principal
REPURCHASE AGREEMENT (1.6%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $2,961 on 02/02/2009 •	$2,961	2,961
Total Repurchase Agreement (cost $2,961)		2,961

	Shares
SECURITIES LENDING COLLATERAL (7.9%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲	15,045,879	15,046
Total Securities Lending Collateral (cost $15,046)		15,046

Total Investment Securities (cost $321,986) #		$204,104

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value
Real Estate Investment Trusts	63.8%	$130,092
Real Estate Management & Development	27.3%	56,005
Investment Securities, at Value	91.1%	186,097
Short-Term Investments	8.9%	18,007
Total Investments	100.0%	$204,104

NOTES TO SCHEDULE OF INVESTMENTS:

^           All or a portion of this security is on loan. The value of all securities on loan is $14,325.

‡       Non-income producing security.

§       Illiquid. These securities aggregated $547 or 0.30%, of the Fund’s net assets.

Ə      Securities fair valued as determined in good faith in accordance with procedures established by the Trust’s Board of Trustees.

•       Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 3.97% to 4.84%, a maturity date of 07/01/2035, and with a market value plus accrued interest of $3,023.

▲     Rate shown reflects the yield at 01/30/2009.

#       Aggregate cost for federal income tax purposes is $321,986. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,046 and $118,928, respectively. Net unrealized depreciation for tax purposes is $117,882.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2009, these securities aggregated $387, or 0.20%, of the Fund’s net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
SBI	Shares Beneficial Interest

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$201,143	$2,961	$—	$204,104

The notes to the financial statements are an integral part of this report.

2

Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (6.2%)
Automobiles (1.8%)
Daimler Finance North America LLC
2.35%, due 03/13/2009 *	$1,955	$1,955
Capital Markets (1.0%)
Xstrata Finance Dubai, Ltd.
1.58%, due 11/13/2009 -144A *	1,170	1,038
Hotels, Restaurants & Leisure (1.8%)
MGM Mirage, Inc.
6.00%, due 10/01/2009 ^	1,950	1,867
Wireless Telecommunication Services (1.6%)
Centennial Communications Corp.
1.00%, due 01/01/2013 *	1,750	1,724
Total Corporate Debt Securities (cost $6,406)		6,584

	Shares
CONVERTIBLE PREFERRED STOCKS (12.4%)
Chemicals (1.3%)
Celanese Corp. 4.25% ▲	97,000	1,437
Diversified Financial Services (4.1%)
Bank of America Corp. 7.25% ^ ▲	2,036	1,027
Vale Capital, Ltd. 5.50% ▲	105,900	3,299
Household Durables (2.4%)
Newell Financial Trust I 5.25% ▲	117,000	2,574
Insurance (3.0%)
MetLife, Inc. 6.38% ▲	390,000	3,225
Road & Rail (1.6%)
Kansas City Southern Railway 5.13% ▲	2,450	1,672
Total Convertible Preferred Stocks (cost $17,292)		13,234

PREFERRED STOCK (2.7%)
Commercial Services & Supplies (2.7%)
Avery Dennison Corp. 7.88% ▲	98,000	2,842
Total Preferred Stock (cost $3,166)		2,842

	Principal
CONVERTIBLE BONDS (68.4%)
Aerospace & Defense (3.3%)
Alliant Techsystems, Inc.
2.75%, due 02/15/2024	$3,150	3,417
Airlines (3.1%)
AMR Corp.
4.50%, due 02/15/2024	3,350	3,329
Beverages (4.2%)
Molson Coors Brewing Co.
2.50%, due 07/30/2013 ^	4,150	4,471
Biotechnology (3.5%)
Gilead Sciences, Inc.
0.63%, due 05/01/2013	2,750	3,743
Capital Markets (8.1%)
BlackRock, Inc.
2.63%, due 02/15/2035	2,225	2,684
Merrill Lynch & Co., Inc.
Zero Coupon, due 03/13/2032	5,450	5,916
Commercial Services & Supplies (2.8%)
Covanta Holding Corp.
1.00%, due 02/01/2027	3,500	2,988
Communications Equipment (1.2%)
Commscope, Inc.
1.00%, due 03/15/2024	1,300	1,272
Containers & Packaging (2.2%)
Sealed Air Corp.
3.00%, due 06/30/2033 -144A	2,700	2,329
Electronic Equipment & Instruments (2.7%)
Itron, Inc.
2.50%, due 08/01/2026	2,452	2,844
Energy Equipment & Services (5.6%)
Core Laboratories LP
0.25%, due 10/31/2011	2,830	2,579
Transocean, Ltd.
1.63%, due 12/15/2037 ^	3,750	3,319
Food & Staples Retailing (1.5%)
Costco Wholesale Corp.
Zero Coupon, due 08/19/2017	1,587	1,623
Health Care Equipment & Supplies (2.3%)
NuVasive, Inc.
2.25%, due 03/15/2013 -144A	2,493	2,446
IT Services (1.1%)
Alliance Data Systems Corp.
1.75%, due 08/01/2013 -144A	1,605	1,188
Leisure Equipment & Products (2.6%)
Hasbro, Inc.
2.75%, due 12/01/2021 ^	2,450	2,842
Metals & Mining (1.6%)
Newmont Mining Corp.
3.00%, due 02/15/2012	1,560	1,726
Oil, Gas & Consumable Fuels (1.9%)
Chesapeake Energy Corp.
2.50%, due 05/15/2037	3,330	2,073
Pharmaceuticals (3.8%)
Allergan, Inc.
1.50%, due 04/01/2026 ^	3,250	3,157
Sepracor, Inc.
Zero Coupon, due 12/15/2010	1,000	860
Road & Rail (1.9%)
CSX Corp.
Zero Coupon, due 10/30/2021	2,000	2,058
Software (4.4%)
Informatica Corp.
3.00%, due 03/15/2026	2,600	2,422
Nuance Communications, Inc.
2.75%, due 08/15/2027	3,100	2,294
Specialty Retail (2.3%)
Penske Auto Group, Inc.
3.50%, due 04/01/2026	3,830	2,399
Wireless Telecommunication Services (8.3%)
Nextel Communications, Inc.
5.25%, due 01/15/2010 ^	3,920	3,577
NII Holdings, Inc.
2.75%, due 08/15/2025	823	725
3.13%, due 06/15/2012 -144A	2,304	1,535
SBA Communications Corp.
1.88%, due 05/01/2013 -144A	4,270	3,000
Total Convertible Bonds (cost $85,363)		72,816

REPURCHASE AGREEMENT (6.3%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $6,735 on 02/02/2009 •	6,735	6,735
Total Repurchase Agreement (cost $6,735)		6,735

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
SECURITIES LENDING COLLATERAL (3.9%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲	4,151,037	$4,151
Total Securities Lending Collateral (cost $4,151)		4,151

Total Investment Securities (cost $123,113) #		$106,362

NOTES TO SCHEDULE OF INVESTMENTS:

*       Floating or variable rate note. Rate is listed as of 01/30/2009.

^           All or a portion of this security is on loan. The value of all securities on loan is $4,065.

•       Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 0.68%, maturity date of 02/15/2036, and with a market value plus accrued interest of $6,872.

▲     Rate shown reflects the yield at 01/30/2009.

#       Aggregate cost for federal income tax purposes is $123,113. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,975 and $18,726, respectively. Net unrealized depreciation for tax purposes is $16,751.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2009, these securities aggregated $11,536, or 10.83%, of the Fund’s net assets.

LLC	Limited Liability Company
LP	Limited Partnership

The following is a summary of the fair valuations according to the inputs used as of01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$14,544	$91,818	$—	$106,362

The notes to the financial statements are an integral part of this report.

2

Transamerica Equity

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.3%)
Aerospace & Defense (7.1%)
Boeing Co.	327,000	$13,835
Raytheon Co.	875,000	44,292
Air Freight & Logistics (3.0%)
Expeditors International of Washington, Inc.	875,000	24,334
Auto Components (3.9%)
BorgWarner, Inc.	793,400	13,393
Johnson Controls, Inc.	1,515,200	18,955
Automobiles (1.0%)
Daimler AG	290,000	8,117
Biotechnology (6.8%)
Gilead Sciences, Inc. ‡	1,100,000	55,847
Capital Markets (4.4%)
Charles Schwab Corp.	1,100,000	14,949
T. Rowe Price Group, Inc.	765,832	21,121
Chemicals (13.3%)
Ecolab, Inc.	670,000	22,753
Praxair, Inc.	940,000	58,524
Sigma-Aldrich Corp.	770,000	27,782
Commercial Banks (2.5%)
Wells Fargo & Co.	1,095,000	20,696
Communications Equipment (6.6%)
Cisco Systems, Inc. ‡	1,060,000	15,868
Qualcomm, Inc.	1,100,000	38,005
Computers & Peripherals (4.6%)
Apple, Inc. ‡	422,000	38,035
Construction & Engineering (3.2%)
Jacobs Engineering Group, Inc. ‡	680,000	26,296
Consumer Finance (1.0%)
American Express Co.	510,000	8,532
Diversified Financial Services (1.0%)
CME Group, Inc.	46,000	8,000
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	810,000	19,942
Electrical Equipment (1.5%)
Emerson Electric Co.	376,500	12,312
Electronic Equipment & Instruments (3.1%)
Tyco Electronics, Ltd.	1,780,000	25,205
Health Care Equipment & Supplies (7.2%)
Becton Dickinson & Co.	435,000	31,611
Varian Medical Systems, Inc. ‡	745,000	27,662
Industrial Conglomerates (2.5%)
General Electric Co.	1,700,000	20,621
Internet & Catalog Retail (5.3%)
Amazon.com, Inc. ‡	725,000	42,645
Internet Software & Services (4.3%)
Google, Inc. -Class A ‡	105,000	35,546
Machinery (4.3%)
Caterpillar, Inc.	457,000	14,098
PACCAR, Inc.	800,000	21,112
Media (1.8%)
Walt Disney Co.	730,000	15,096
Pharmaceuticals (2.1%)
Allergan, Inc.	450,000	17,154
Road & Rail (3.4%)
Union Pacific Corp.	635,000	27,807
Total Common Stocks (cost $1,105,095)		790,145

	Principal
REPURCHASE AGREEMENT (3.7%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $29,961 on 02/02/2009 •	$29,961	29,961
Total Repurchase Agreement (cost $29,961)		29,961

Total Investment Securities (cost $1,135,056) #		$820,106

NOTES TO SCHEDULE OF INVESTMENTS:

 ‡      Non-income producing security.

 •      Repurchase agreement is collateralized by a U.S. Government Agency Obligations with an interest rate of 0.68%, maturity dates ranging from 02/15/2036 to 05/15/2036, and with a market value plus accrued interest of $30,562.

 #      Aggregate cost for federal income tax purposes is $1,135,056. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $45,400 and $360,350, respectively. Net unrealized depreciation for tax purposes is $314,950.

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$790,145	$29,961	$—	$820,106

The notes to the financial statements are an integral part of this report.

1

Transamerica Evergreen Health Care

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCK (1.2%)
Health Care Equipment & Supplies (1.2%)
Fresenius AG, 1.22% ▲	35,414	$1,958
Total Preferred Stock (cost $1,909)		1,958

COMMON STOCKS (92.2%)
Biotechnology (24.9%)
Alexion Pharmaceuticals, Inc. ‡ ^	61,904	2,282
Amgen, Inc. ‡ ^	72,046	3,952
Antisoma PLC ‡	1,499,537	603
Biogen IDEC, Inc. ‡ ^	45,279	2,203
BioMarin Pharmaceutical, Inc. ‡ ^	116,225	2,238
Celgene Corp. ‡	46,546	2,465
Cephalon, Inc. ‡ ^	38,248	2,952
Cepheid, Inc. ‡ ^	101,842	758
Genentech, Inc. ‡	37,274	3,028
Genzyme Corp. ‡	46,704	3,219
Gilead Sciences, Inc. ‡	100,737	5,115
Incyte Corp., Ltd. ‡ ^	196,803	577
Novavax, Inc. ‡ ^	290,072	461
Onyx Pharmaceuticals, Inc. ‡ ^	89,487	2,723
Orchid Cellmark, Inc. ‡ ^	213,064	113
OSI Pharmaceuticals, Inc. ‡ ^	40,406	1,438
Theratechnologies, Inc. ‡ ^	684,836	776
United Therapeutics Corp. ‡ ^	25,442	1,729
Vertex Pharmaceuticals, Inc. ‡ ^	106,451	3,518
Chemicals (1.3%)
Monsanto Co.	26,766	2,036
Food & Staples Retailing (2.0%)
CVS Caremark Corp. ^	122,004	3,279
Health Care Equipment & Supplies (18.2%)
Abiomed, Inc. ‡ ^	93,568	1,262
Alcon, Inc.	19,379	1,660
Baxter International, Inc.	44,083	2,585
Becton Dickinson & Co.	23,745	1,726
Covidien, Ltd.	75,429	2,892
Gen-Probe, Inc. ‡ ^	51,272	2,308
Hologic, Inc. ‡ ^	131,593	1,551
Medtronic, Inc. ^	61,919	2,074
NMT Medical, Inc. ‡ ^	169,907	170
NuVasive, Inc. ‡ ^	48,511	1,811
ResMed, Inc. ‡ ^	84,236	3,361
St Jude Medical, Inc. ‡	88,927	3,234
Thoratec Corp. ‡ ^	69,267	2,007
Zimmer Holdings, Inc. ‡	44,357	1,615
Zoll Medical Corp. ‡ ^	70,368	1,127
Health Care Providers & Services (6.6%)
Cardinal Health, Inc.	39,027	1,469
Emeritus Corp. ‡ ^	18,331	152
Fresenius Medical Care AG	52,625	2,355
McKesson Corp.	57,734	2,551
Medco Health Solutions, Inc. ‡	55,922	2,513
Psychiatric Solutions, Inc. ‡ ^	63,425	1,649
Health Care Technology (1.4%)
Cerner Corp. ‡ ^	61,385	2,070
Medipattern Corp. ‡ §	159,723	61
Medipattern Corp. ‡	370,935	142
Life Sciences Tools & Services (11.5%)
AMAG Pharmaceuticals, Inc. ‡ ^	76,573	2,699
Covance, Inc. ‡ ^	36,917	1,425
ENZO Biochem, Inc. ‡ ^	223,474	1,093
Life Technologies Corp. ‡	122,230	3,112
Pharmaceutical Product Development, Inc.	76,069	1,817
Qiagen NV ‡ ^	98,025	1,681
Sequenom, Inc. ‡ ^ §	164,182	3,639
Thermo Fisher Scientific, Inc. ‡ ^	84,363	3,031
Pharmaceuticals (26.3%)
Abbott Laboratories ^	65,615	3,638
Allergan, Inc.	42,523	1,621
Auxilium Pharmaceuticals, Inc. ‡ ^	126,988	3,881
Bayer AG	87,855	4,663
Biodel, Inc. ‡ ^	76,332	337
Bristol-Myers Squibb Co.	159,175	3,408
Chugai Pharmaceutical Co., Ltd.	125,800	2,427
Eurand NV ‡ ^	133,711	1,605
Forest Laboratories, Inc. ‡ ^	93,029	2,329
Ipsen SA	49,875	1,949
Johnson & Johnson	33,409	1,927
Merck & Co., Inc. ^	117,053	3,342
Pfizer, Inc. ^	144,362	2,105
Roche Holding AG	15,291	2,147
Schering-Plough Corp. ^	137,246	2,410
Shire Pharmaceuticals PLC ADR ^	55,430	2,421
Spectrum Pharmaceuticals, Inc. ‡ ^	228,231	329
Teva Pharmaceutical Industries, Ltd. ADR	48,542	2,012
Theratechnologies, Inc. -144A ‡	10,000	11
Total Common Stocks (cost $168,488)		148,869

WARRANTS (0.0%)
Biotechnology (0.0%)
Novavax, Inc.
Expiration: 07/31/2013
Exercise Price: $0.00	174,814	♦
Pharmaceuticals (0.0%)
Mannkind Corp. Ə
Expiration: 08/05/2020
Exercise Price: $0.00	30,624	♦
Total Warrants (cost $1)		♦

	Principal
REPURCHASE AGREEMENT (6.3%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $10,151 on 02/02/2009 •	$10,151	10,151
Total Repurchase Agreement (cost $10,151)		10,151

	Shares
SECURITIES LENDING COLLATERAL (8.2%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲	13,204,391	13,204
Total Securities Lending Collateral (cost $13,204)		13,204

Total Investment Securities (cost $193,753) #		$174,182

The notes to the financial statements are an integral part of this report.

1

NOTES TO SCHEDULE OF INVESTMENTS:

▲     Rate shown reflects the yield at 01/30/2009.

 ^          All or a portion of this security is on loan. The value of all securities on loan is $12,865.

 ‡      Non-income producing security.

 §      Illiquid. These securities aggregated $3,700, or 2.29%, of the Fund’s net assets.

 ♦     Value is less than $1.

 Ə     Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.

 •      Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 0.79% to 5.75%, maturity dates ranging from 08/25/2036 to 10/01/2036, and with a market value plus accrued interest of $10,356.

 #      Aggregate cost for federal income tax purposes is $193,753. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $11,147 and $30,718, respectively. Net unrealized depreciation for tax purposes is $19,571.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2009, these securities aggregated $11, or 0.01%, of the Fund’s net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$164,031	$10,151	$—	$174,182

The notes to the financial statements are an integral part of this report.

2

Transamerica Evergreen International Small Cap

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCK (1.9%)
Germany (1.9%)
Fresenius SE, 1.22% ▲	101,468	$5,611
Total Preferred Stock (cost $7,198)		5,611

COMMON STOCKS (89.3%)
Argentina (0.5%)
IRSA Inversiones y Representaciones SA GDR ‡ ^	387,129	1,374
Australia (3.4%)
AMP, Ltd.	726,440	2,396
Asx, Ltd. ^	170,342	2,892
Babcock & Brown Wind Partners ^	970,297	520
QBE Insurance Group, Ltd. ^	215,201	3,236
Sino Gold Mining, Ltd. ‡ ^	334,456	1,034
Austria (0.6%)
Intercell AG ‡	55,005	1,795
Belgium (0.7%)
Belgacom SA	55,199	1,926
Bermuda (5.4%)
Catlin Group, Ltd. ^	117,606	591
China Gas Holdings, Ltd.	7,042,346	992
Dockwise, Ltd. ‡ §	257,169	182
Lancashire Holdings, Ltd. ‡	668,104	4,387
PartnerRe, Ltd. ^	75,620	4,955
RenaissanceRe Holdings, Ltd. ^	106,403	4,755
Brazil (0.2%)
Empresa Brasileira de Aeronautica SA ADR ^	41,112	620
Canada (2.3%)
Agnico-Eagle Mines, Ltd.	34,409	1,825
Barrick Gold Corp.	48,957	1,835
Goldcorp, Inc.	48,370	1,433
Potash Corp. of Saskatchewan	10,258	768
Rogers Communications, Inc. -Class B	29,633	836
Cayman Islands (2.6%)
Baidu, Inc. ADR ‡ ^	16,491	2,123
SINA Corp. ‡ ^	78,200	1,600
Vanceinfo Technologies, Inc. ADR ‡	313,697	1,474
Yingli Green Energy Holding Co., Ltd. ADR ‡ ^	435,158	2,433
Cyprus (0.3%)
Prosafe Production Public, Ltd. ‡ ^	515,267	811
Finland (1.5%)
Sampo OYJ -Class A	275,906	4,429
France (16.2%)
Carbone Lorraine	106,275	2,640
CNP Assurances	37,805	2,516
Eurofins Scientific ^ §	81,430	3,681
Flo Groupe §	427,999	1,640
Ipsen SA	84,704	3,310
Michelin -Class B	13,543	529
Neopost SA	22,731	1,828
Scor SE	504,732	10,236
Sechilienne-Sidec	138,688	5,144
Sodexo ^	165,889	8,387
Teleperformance	309,022	8,445
Germany (5.2%)
Adidas AG ^	28,697	993
Bilfinger Berger AG	53,350	2,252
Continental AG	6,513	115
Deutsche Boerse AG	85,285	4,285
Hochtief AG	38,578	1,319
Rhoen Klinikum AG	217,248	4,430
Salzgitter AG	13,475	977
Vossloh AG ^	8,766	882
Greece (2.7%)
EFG Eurobank Ergasias SA	123,891	775
Hellenic Exchanges SA	818,376	5,231
Hellenic Telecommunications Organization SA	107,928	1,633
Terna Energy SA §	78,681	471
Italy (1.4%)
Ansaldo Sts SpA	216,020	2,618
Davide Campari-Milano SpA	268,111	1,517
Japan (18.9%)
Ariake Japan Co., Ltd. ^	328,800	5,904
Asahi Breweries, Ltd. ^	134,500	2,076
Daiichi Sankyo Co., Ltd.	130,200	2,923
East Japan Railway Co.	14,200	963
Eisai Co., Ltd. ^	12,800	468
Familymart Co., Ltd.	152,300	5,563
Lawson, Inc.	135,200	6,680
ONO Pharmaceutical Co., Ltd.	19,300	1,018
Shionogi & Co., Ltd.	182,100	3,902
Sompo Japan Insurance, Inc.	347,000	2,164
Sugi Holdings Co., Ltd. ^	360,600	8,529
Sundrug Co., Ltd.	156,400	3,570
T&D Holdings, Inc.	29,800	963
Toho Co., Ltd. ^	184,900	3,225
Toray Industries, Inc. ^	706,000	3,053
Uni-Charm Corp.	74,700	5,147
Jersey, C.I. (3.9%)
Charter International PLC	138,601	772
Experian Group, Ltd.	1,040,845	6,478
Randgold Resources, Ltd. ADR ^	94,936	4,221
Korea, Republic of (0.5%)
Lotte Confectionery Co., Ltd.	450	395
Taeyoung Engineering & Construction	291,630	939
Netherlands (0.7%)
Koninklijke Vopak NV	25,266	947
Nutreco Holding NV ^	31,024	1,025
Papua New Guinea (1.4%)
Lihir Gold, Ltd. ‡ ^	2,134,772	4,236
Portugal (0.6%)
Galp Energia SGPS SA	167,954	1,780
Spain (2.6%)
Bolsas y Mercados Espanoles ^	102,181	2,214
Gamesa Corp. Tecnologica SA	96,011	1,608
Grifols SA	213,362	3,739
Switzerland (1.8%)
Lonza Group AG ^	45,561	4,158
Syngenta AG	5,414	1,047
United Kingdom (14.7%)
AMEC PLC	547,692	4,453
Amlin PLC	330,856	1,833
Arriva PLC	198,339	1,310

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
United Kingdom (continued)
Balfour Beatty PLC	692,937	$3,699
Britvic PLC	888,278	2,947
Capital Group PLC	257,483	2,589
Compass Group PLC	1,071,929	5,305
ICAP PLC	195,009	662
Intertek Group PLC	153,354	1,887
National Express Group PLC	197,603	930
Premier Oil PLC ‡ ^	46,105	470
Rexam PLC	1,175,957	5,281
Serco Group PLC	795,515	5,038
Smiths Group PLC	435,587	5,381
Stagecoach Group PLC	317,062	555
Tullow Oil PLC	161,372	1,610
United States (1.2%)
Synthes, Inc.	28,869	3,477
Total Common Stocks (cost $318,677)		264,210

	Principal
REPURCHASE AGREEMENT (7.3%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $21,745 on 02/02/2009 •	$21,745	21,745
Total Repurchase Agreement (cost $21,745)		21,745

	Shares
SECURITIES LENDING COLLATERAL (8.2%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲	24,367,598	24,368
Total Securities Lending Collateral (cost $24,368)		24,368

Total Investment Securities (cost $371,988) #		$315,934

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro	10,003	02/4/2009	$12,663	$144
Euro	(10,003)	02/4/2009	(12,538)	(269)
Euro	(13,021)	03/23/2009	(17,263)	605
British Pound Sterling	14,496	02/4/2009	21,625	(619)
British Pound Sterling	(14,496)	02/4/2009	(22,262)	1,255
British Pound Sterling	(12,794)	04/22/2009	(17,787)	(739)
				$377

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Insurance	13.4%	$42,461
Food & Staples Retailing	7.8%	24,342
Professional Services	6.2%	19,399
Metals & Mining	4.9%	15,561
Hotels, Restaurants & Leisure	4.8%	15,332
Diversified Financial Services	4.8%	14,622
Pharmaceuticals	3.6%	11,621
Health Care Equipment & Supplies	2.9%	9,088
Construction & Engineering	2.6%	8,209
Life Sciences Tools & Services	2.5%	7,839
Food Products	2.3%	7,324
Electrical Equipment	2.1%	6,681
Beverages	2.1%	6,540
Independent Power Producers & Energy Traders	1.9%	6,135
Biotechnology	1.8%	5,534
Energy Equipment & Services	1.8%	5,446
Industrial Conglomerates	1.7%	5,381
Containers & Packaging	1.6%	5,281
Household Products	1.6%	5,147
Commercial Services & Supplies	1.6%	5,038
Chemicals	1.5%	4,868
Health Care Providers & Services	1.4%	4,430
Oil, Gas & Consumable Fuels	1.3%	3,860
Road & Rail	1.2%	3,758
Internet Software & Services	1.1%	3,723

The notes to the financial statements are an integral part of this report.

2

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investments	Value
Transportation Infrastructure	1.1%	$3,565
Diversified Telecommunication Services	1.1%	3,559
Media	1.0%	3,225
Office Electronics	0.6%	1,828
Machinery	0.5%	1,654
Software	0.5%	1,474
Real Estate Management & Development	0.4%	1,374
Textiles, Apparel & Luxury Goods	0.3%	993
Gas Utilities	0.3%	992
Wireless Telecommunication Services	0.3%	836
Commercial Banks	0.2%	775
Capital Markets	0.2%	662
Auto Components	0.2%	644
Aerospace & Defense	0.2%	620
Investment Securities, at Value	85.4%	269,821
Short-Term Investments	14.6%	46,113
Total Investments	100.0%	$315,934

NOTES TO SCHEDULE OF INVESTMENTS:

▲     Rate shown reflects the yield at 01/30/2009.

^           All or a portion of this security is on loan. The value of all securities on loan is $23,324.

‡       Non-income producing security.

§       Illiquid. These securities aggregated $5,974 or 2.02%, of the Fund’s net assets.

•       Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 4.38% to 4.99%, maturity dates ranging from 04/01/2035 of 05/01/2035, and with a market value plus accrued interest of $22,180.

#       Aggregate cost for federal income tax purposes is $371,988. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,786 and $63,840, respectively. Net unrealized depreciation for tax purposes is $56,054.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities				Other Financial Instruments*
Level 1	Level 2	Level 3	Total Investments in Securities	Level 1	Level 2	Level 3
$294,189	$21,745	$—	$315,934	$—	$377	$—

*Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

3

Transamerica Federated Market Opportunity

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (67.0%)
Bermuda (1.9%)
Bunge, Ltd. ^	33,900	$1,456
Canada (12.0%)
Barrick Gold Corp.	31,200	1,170
Enerplus Resources Trust	42,400	875
Goldcorp, Inc.	47,700	1,410
Golden Star Resources, Ltd. ‡ ^	160,300	234
Kinross Gold Corp. ^	23,700	419
Pan American Silver Corp. ‡ ^	70,400	1,281
Penn West Energy Trust ^	73,850	835
Silver Wheaton Corp. ‡ ^	50,300	328
Yamana Gold, Inc. ^	363,800	2,933
Cayman Islands (2.1%)
Noble Corp. ^	61,400	1,667
Finland (0.7%)
Nokia OYJ ADR	43,700	536
France (1.1%)
Veolia Environnement	36,950	831
Japan (3.2%)
Chiyoda Corp. ^	93,000	463
Komatsu, Ltd. ^	55,600	574
Nitto Denko Corp.	34,200	634
Sankyo Co., Ltd.	16,600	796
Netherlands (0.4%)
Chicago Bridge & Iron Co. NV -Class Y	24,700	278
Netherlands Antilles (1.2%)
Schlumberger, Ltd.	22,400	914
Peru (0.9%)
Cia de Minas Buenaventura SA ADR ^	35,300	665
Singapore (1.0%)
Singapore Airlines, Ltd.	112,000	819
South Africa (0.8%)
Gold Fields, Ltd. ADR ^	57,800	607
Switzerland (1.2%)
ABB, Ltd. ADR	69,000	900
United Kingdom (1.2%)
Vedanta Resources PLC	49,400	390
Xstrata PLC	65,500	536
United States (39.3%)
Adobe Systems, Inc. ‡	47,500	917
Affymetrix, Inc. ‡ ^	52,700	168
AGCO Corp. ‡	64,400	1,370
Baker Hughes, Inc. ^	24,300	810
BJ Services Co. ^	67,700	745
Cameron International Corp. ‡	29,000	672
Ceradyne, Inc. ‡ ^	28,900	659
CF Industries Holdings, Inc. ^	60,300	2,834
Chesapeake Energy Corp. ^	58,500	925
Cimarex Energy Co. ^	42,800	1,063
Cisco Systems, Inc. ‡ ^	37,500	561
Devon Energy Corp.	8,500	524
eBay, Inc. ‡ ^	46,700	561
Ensco International, Inc. ^	80,700	2,208
EOG Resources, Inc.	8,300	562
Freeport-McMoRan Copper & Gold, Inc. ^	52,800	1,327
General Electric Co. ^	74,600	905
Maxim Integrated Products, Inc. ^	31,000	410
Memc Electronic Materials, Inc. ‡ ^	39,900	543
Microsoft Corp.	45,000	770
Mosaic Co. ^	38,200	1,363
Murphy Oil Corp. ^	25,100	1,109
National Oilwell Varco, Inc. ‡	48,500	1,282
Newfield Exploration Co. ‡ ^	36,700	704
Newmont Mining Corp. ^	9,100	362
Patterson-UTI Energy, Inc. ^	152,900	1,462
RadioShack Corp. ^	24,600	282
Rowan Cos., Inc. ^	122,600	1,552
Stone Energy Corp. ‡ ^	46,300	397
Symantec Corp. ‡ ^	37,300	572
Terex Corp. ‡ ^	40,600	481
Unit Corp. ‡ ^	40,700	1,015
Valero Energy Corp. ^	47,400	1,144
Zimmer Holdings, Inc. ‡ ^	15,100	550
Total Common Stocks (cost $58,965)		52,360

INVESTMENT COMPANIES (8.1%)
United States (8.1%)
iShares MSCI EAFE Index Fund ^	91,800	3,553
iShares S&P Europe 350 Index Fund ^	53,200	1,413
Proshares Ultra Financials	430,000	1,393
Total Investment Companies (cost $7,288)		6,359

	Principal
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (2.9%)
U.S. Cash Management Bill
Zero Coupon, due 04/29/2009 ^	$1,100	1,096
U.S. Treasury Bill
Zero Coupon, due 04/09/2009	1,150	1,148
Total Short-Term U.S. Government Obligations (cost $2,244)		2,244

REPURCHASE AGREEMENT (22.1%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $17,296 on 02/02/2009 •	17,296	17,296
Total Repurchase Agreement (cost $17,296)		17,296

	Shares
SECURITIES LENDING COLLATERAL (7.8%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲	6,072,046	6,072
Total Securities Lending Collateral (cost $6,072)		6,072

Total Investment Securities (cost $91,865) #		$84,331

The notes to the financial statements are an integral part of this report.

1

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	2,100	03/25/2009	$1,452	$(123)
Euro	2,000	03/23/2009	2,574	(15)
Euro	(2,000)	03/23/2009	(2,878)	320
Japanese Yen	(301,875)	03/16/2009	(3,314)	(50)
Swedish Krona	20,959	03/16/2009	2,635	(131)
				$1

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Bought/Sold	Currency	Amount	Settlement Date	Net Unrealized Appreciation (Depreciation)
Buy	British Pound Sterling	2,200	05/28/2009	$119
Sell	Japanese Yen	272,866	05/28/2009	20
				$139

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Energy Equipment & Services	14.6%	$12,327
Metals & Mining	13.8%	11,662
Oil, Gas & Consumable Fuels	9.6%	8,138
Capital Markets	7.5%	6,359
Chemicals	5.8%	4,831
Machinery	2.9%	2,425
Software	2.7%	2,259
Food Products	1.7%	1,456
Communications Equipment	1.3%	1,097
Semiconductors & Semiconductor Equipment	1.1%	953
Industrial Conglomerates	1.1%	905
Electrical Equipment	1.1%	900
Multi-Utilities	1.0%	831
Airlines	1.0%	819
Leisure Equipment & Products	0.9%	796
Construction & Engineering	0.8%	741
Aerospace & Defense	0.8%	659
Internet Software & Services	0.7%	561
Health Care Equipment & Supplies	0.7%	550
Specialty Retail	0.3%	282
Life Sciences Tools & Services	0.2%	168
Investment Securities, at Value	69.6%	58,719
Short-Term Investments	30.4%	25,612
Total Investments	100.0%	$84,331

NOTES TO SCHEDULE OF INVESTMENTS:

^           All or a portion of this security is on loan. The value of all securities on loan is $5,896.

‡       Non-income producing security.

•       Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 4.57% to 4.74%, a maturity date of 07/01/2034, and with a market value plus accrued interest of $17,642.

▲     Rate shown reflects the yield at 01/30/2009.

#       Aggregate cost for federal income tax purposes is $91,865. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,031 and $11,565, respectively. Net unrealized depreciation for tax purposes is $7,534.

The notes to the financial statements are an integral part of this report.

2

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company
MSCI EAFE	Morgan Stanley Country Index-Europe, Australasia, Far East.

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities				Other Financial Instruments*
Level 1	Level 2	Level 3	Total Investments in Securities	Level 1	Level 2	Level 3
$64,791	$19,540	$—	$84,331	$—	$140	$—

*Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

3

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (2.8%)
U.S. Treasury Bond
4.38%, due 02/15/2038	$2,455		$2,785
4.50%, due 05/15/2038 ^		960	1,115
Total U.S. Government Obligations (cost $3,799)			3,900
U.S. GOVERNMENT AGENCY OBLIGATIONS (18.9%)
Fannie Mae
4.50%, due 07/25/2021		2,973	3,017
5.00%, due 06/25/2019 - 09/01/2037		6,948	7,123
5.50%, due 07/01/2038 - 11/01/2038		9,414	9,644
Freddie Mac
5.00%, due 02/01/2036		3,918	3,986
6.16%, due 12/01/2036 *		2,259	2,346
Total U.S. Government Agency Obligations (cost $25,647)			26,116
FOREIGN GOVERNMENT OBLIGATIONS (6.1%)
France Government Bond
4.00%, due 04/25/2018	EUR	3,500	4,574
U.K. Gilt
4.50%, due 03/07/2013	GBP	2,500	3,908
Total Foreign Government Obligations (cost $8,947)			8,482

MORTGAGE-BACKED SECURITIES (4.5%)
American Tower Trust
Series 2007-1A, Class C
5.62%, due 04/15/2037 -144A	2,090		1,672
Crown Castle Towers LLC
Series 2006-1A, Class C
5.47%, due 11/15/2036 -144A		2,000	1,670
Small Business Administration CMBS Trust
Series 2006-1A, Class D
5.85%, due 11/15/2036 -144A		2,054	1,653
Series 2006-1A, Class E
6.17%, due 11/15/2036 -144A		1,460	1,161
Total Mortgage-Backed Securities (cost $7,610)			6,156

CORPORATE DEBT SECURITIES (59.3%)
Airlines (0.2%)
Delta Air Lines, Inc.
6.82%, due 08/10/2022		379	263
Auto Components (0.3%)
Tenneco, Inc.
8.13%, due 11/15/2015		1,180	407
Automobiles (2.5%)
Daimler Finance North America LLC
2.35%, due 03/13/2009 *		500	500
8.00%, due 06/15/2010 ^		3,000	2,983
Beverages (3.3%)
Anheuser-Busch InBev Worldwide, Inc.
8.20%, due 01/15/2039 -144A		1,500	1,512
Sabmiller PLC
6.20%, due 07/01/2011 -144A		3,065	3,067
Capital Markets (1.0%)
Xstrata Finance Dubai, Ltd.
1.58%, due 11/13/2009 -144A *		1,595	1,416
Chemicals (2.0%)
Lubrizol Corp.
8.88%, due 02/01/2019 ^		1,300	1,332
Momentive Performance Materials, Inc.
9.75%, due 12/01/2014 Ђ ^		1,005	442
Nalco Co.
7.75%, due 11/15/2011 ^		1,000	965
Commercial Banks (2.2%)
Barclays Bank PLC
7.70%, due 04/25/2018 -144A ¡ Ž		2,850	1,549
M&I Marshall & Ilsley Bank
2.48%, due 12/04/2012 *		2,000	1,477
Shinsei Finance Cayman, Ltd.
6.42%, due 07/20/2016 -144A ¡ Ž		950	132
Construction Materials (2.2%)
CRH America, Inc.
5.30%, due 10/15/2013		3,140	2,405
Lafarge SA Nt
6.15%, due 07/15/2011		705	613
Consumer Finance (1.1%)
Cardtronics, Inc.
9.25%, due 08/15/2013 Ђ		835	591
HSBC Finance Capital Trust IX
5.91%, due 11/30/2035		2,250	871
Containers & Packaging (2.4%)
Rexam PLC
6.75%, due 06/01/2013 -144A		3,565	3,304
Diversified Financial Services (3.3%)
Glencore Funding LLC
6.00%, due 04/15/2014 -144A		2,000	973
Pemex Finance, Ltd.
9.03%, due 02/15/2011		2,858	2,886
Sensus Metering Systems, Inc.
8.63%, due 12/15/2013		1,000	780
Diversified Telecommunication (1.1%)
AT&T, Inc.
6.55%, due 02/15/2039		1,555	1,549
Electric Utilities (3.7%)
DPL, Inc.
8.00%, due 03/31/2009		5,000	5,015
Energy Equipment & Services (1.1%)
Weatherford International, Ltd.
9.38%, due 03/01/2019		1,500	1,527
Food & Staples Retailing (0.7%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012		1,000	990
Food Products (1.3%)
ConAgra Foods, Inc.
9.75%, due 03/01/2021		325	400
Michael Foods, Inc.
8.00%, due 11/15/2013		1,575	1,386
Gas Utilities (0.3%)
Intergas Finance BV
6.38%, due 05/14/2017 -144A		740	437
Hotels, Restaurants & Leisure (3.0%)
Carrols Corp.
9.00%, due 01/15/2013 ^		500	365
MGM Mirage, Inc.
8.50%, due 09/15/2010 ^		2,000	1,610
Station Casinos, Inc.
6.88%, due 03/01/2016		700	21
Yum! Brands, Inc.
8.88%, due 04/15/2011		2,075	2,188
Household Products (0.1%)
Sealy Mattress Co.
8.25%, due 06/15/2014 ^		250	105

The notes to the financial statements are an integral part of this report.

1

	Principal	Value
Industrial Conglomerates (0.9%)
Susser Holdings LLC
10.63%, due 12/15/2013	$1,412	$1,313
Insurance (1.4%)
Oil Insurance, Ltd.
7.56%, due 06/30/2011 -144A ¡ Ž	2,245	902
Reinsurance Group of America, Inc.
6.75%, due 12/15/2065 ¡ ^	2,730	1,014
IT Services (0.8%)
ACE Cash Express, Inc.
10.25%, due 10/01/2014 -144A	345	66
Aramark Corp.
8.50%, due 02/01/2015 ^	1,000	972
Machinery (1.6%)
Polypore, Inc.
8.75%, due 05/15/2012	1,550	1,147
Titan International, Inc.
8.00%, due 01/15/2012	1,200	1,008
Media (3.8%)
Comcast Cable Holdings LLC
9.80%, due 02/01/2012	2,000	2,152
Viacom, Inc.
2.27%, due 06/16/2009 ^ *	3,030	2,988
Metals & Mining (1.1%)
Rio Tinto Finance USA, Ltd.
5.88%, due 07/15/2013	1,715	1,509
Multi-Utilities (1.2%)
Sempra Energy
9.80%, due 02/15/2019	1,455	1,683
Oil, Gas & Consumable Fuels (6.8%)
Chesapeake Energy Corp.
9.50%, due 02/15/2015	115	113
Energy Transfer Partners LP
9.70%, due 03/15/2019 ^	1,400	1,505
Enterprise Products Operating LP
8.38%, due 08/01/2066 ¡	2,150	1,355
Gazprom International SA
7.20%, due 02/01/2020 -144A	1	♦
Markwest Energy Finance Corp.
8.50%, due 07/15/2016	700	513
Opti Canada, Inc.
8.25%, due 12/15/2014 ^	1,800	828
PetroHawk Energy Corp.
9.13%, due 07/15/2013	1,255	1,155
Petroleum Development Corp.
12.00%, due 02/15/2018	1,000	625
Valero Logistics Operations LP
6.88%, due 07/15/2012	3,690	3,315
Paper & Forest Products (0.8%)
Exopack Holding, Inc.
11.25%, due 02/01/2014 ^	2,000	1,160
Professional Services (0.7%)
FTI Consulting, Inc.
7.75%, due 10/01/2016	1,000	945
Real Estate Investment Trusts (2.2%)
Healthcare Realty Trust, Inc.
8.13%, due 05/01/2011	1,480	1,366
Wea Finance LLC / WCI Finance LLC
5.40%, due 10/01/2012 -144A	2,100	1,741
Road & Rail (3.6%)
CSX Corp.
6.75%, due 03/15/2011 ^	3,875	3,898
Hertz Corp.
10.50%, due 01/01/2016 ^	340	177
Kansas City Southern Railway
7.63%, due 12/01/2013	1,110	932
Specialty Retail (1.6%)
Michaels Stores, Inc.
11.38%, due 11/01/2016 ^	1,200	372
Penske Auto Group, Inc.
7.75%, due 12/15/2016 ^	750	360
Staples, Inc.
9.75%, due 01/15/2014	1,435	1,526
Tobacco (0.3%)
Alliance One International, Inc.
11.00%, due 05/15/2012	425	370
Wireless Telecommunication Services (0.7%)
Centennial Communications Corp.
1.00%, due 01/01/2013 *	1,000	985
Total Corporate Debt Securities (cost $99,851)		82,056

	Shares
CONVERTIBLE PREFERRED STOCKS (1.7%)
Household Durables (1.3%)
Newell Financial Trust I 5.25% ▲	78,630	1,729
Road & Rail (0.4%)
Kansas City Southern Railway 5.13% ▲	880	601
Total Convertible Preferred Stocks (cost $2,818)		2,330

PREFERRED STOCK (0.8%)
Diversified Telecommunication Services (0.8%)
Centaur Funding Corp. 9.08% -144A ▲	1,661	1,046
Total Preferred Stock (cost $2,153)		1,046

	Principal
CONVERTIBLE BONDS (2.9%)
Airlines (0.7%)
AMR Corp.
4.50%, due 02/15/2024	$1,000	994
Capital Markets (1.9%)
Merrill Lynch & Co., Inc.
Zero Coupon, due 03/13/2032	2,400	2,605
Containers & Packaging (0.3%)
Sealed Air Corp.
3.00%, due 06/30/2033 -144A	500	431
Total Convertible Bonds (cost $3,824)		4,030

REPURCHASE AGREEMENT (3.2%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $4,482 on 02/02/2009 •	4,482	4,482
Total Repurchase Agreement (cost $4,482)		4,482

	Shares
SECURITIES LENDING COLLATERAL (4.6%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲	6,402,883	6,403
Total Securities Lending Collateral (cost $6,403)		6,403

Total Investment Securities (cost $165,534) #		$145,001

The notes to the financial statements are an integral part of this report.

2

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
British Pound Sterling	(2,739)	04/30/2009	$(3,912)	$(53)
Euro	(3,700)	04/30/2009	(4,885)	153
				$100

NOTES TO SCHEDULE OF INVESTMENTS:

^            All or a portion of this security is on loan. The value of all securities on loan is $6,271.

♦      Value and/or principal is less than $1.

*        Floating or variable rate note. Rate is listed as of 01/30/2009.

Ђ       Step bond. Interest rate may increase or decrease as the credit rating changes.

Ž       The security has a perpetual maturity. The date shown is the next call date.

¡      Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 01/30/2009.

•       Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 05/21/2009, and with a market value plus accrued interest of $4,571.

▲      Rate shown reflects the yield at 01/30/2009.

#       Aggregate cost for federal income tax purposes is $165,534. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,459 and $21,992, respectively. Net unrealized depreciation for tax purposes is $20,533.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2009, these securities aggregated $22,732, or 16.43%, of the Fund’s net assets.

LLC	Limited Liability Company
CMBS	Commercial Mortgage-Backed Security
LP	Limited Partnership
PLC	Public Limited Company
EUR	Euro
GBP	British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities				Other Financial Instruments*
Level 1	Level 2	Level 3	Total Investments in Securities	Level 1	Level 2	Level 3
$7,449	$137,552	$—	$145,001	$—	$100	$—

*Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

3

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (93.1%)
Aerospace & Defense (4.7%)
Precision Castparts Corp.	77,300	$5,021
Rockwell Collins, Inc.	31,700	1,194
Air Freight & Logistics (5.2%)
CH Robinson Worldwide, Inc. Λ	133,600	6,143
Expeditors International of Washington, Inc. Λ	24,300	676
Auto Components (2.2%)
BorgWarner, Inc. Λ	175,200	2,957
Capital Markets (5.6%)
Greenhill & Co., Inc. Λ	68,070	4,427
T. Rowe Price Group, Inc.	112,930	3,115
Chemicals (1.5%)
Ecolab, Inc.	59,000	2,004
Commercial Banks (0.6%)
Cullen/Frost Bankers, Inc.	16,800	735
Commercial Services & Supplies (0.9%)
Ritchie Bros. Auctioneers, Inc. Λ	67,500	1,239
Communications Equipment (2.7%)
Juniper Networks, Inc. ‡	40,700	576
Polycom, Inc. ‡	211,000	2,965
Construction & Engineering (3.0%)
Jacobs Engineering Group, Inc. ‡ Λ	104,300	4,033
Construction Materials (1.1%)
Martin Marietta Materials, Inc. Λ	18,585	1,496
Diversified Consumer Services (4.1%)
Strayer Education, Inc. Λ	25,300	5,476
Diversified Financial Services (0.9%)
CME Group, Inc.	6,500	1,130
Electrical Equipment (1.3%)
Cooper Industries, Ltd. -Class A Λ	62,250	1,675
Electronic Equipment & Instruments (3.9%)
FLIR Systems, Inc. ‡ Λ	89,500	2,235
Trimble Navigation, Ltd. ‡ Λ	201,000	2,979
Energy Equipment & Services (0.5%)
Cameron International Corp. ‡ Λ	30,600	709
Health Care Equipment & Supplies (4.5%)
Idexx Laboratories, Inc. ‡ Λ	62,500	2,050
Intuitive Surgical, Inc. ‡ Λ	27,700	2,860
Varian Medical Systems, Inc. ‡ Λ	27,600	1,025
Health Care Technology (1.1%)
Cerner Corp. ‡ Λ	41,500	1,399
Hotels, Restaurants & Leisure (1.6%)
Burger King Holdings, Inc. Λ	93,831	2,088
Internet Software & Services (0.5%)
Valueclick, Inc. ‡	96,000	600
IT Services (0.8%)
Alliance Data Systems Corp. ‡ Λ	24,000	998
Leisure Equipment & Products (1.9%)
Hasbro, Inc. Λ	105,000	2,534
Life Sciences Tools & Services (4.4%)
Covance, Inc. ‡ Λ	44,600	1,722
Techne Corp.	69,100	4,143
Machinery (5.9%)
Donaldson Co., Inc. Λ	76,500	2,381
Kennametal, Inc.	213,000	3,417
PACCAR, Inc. Λ	77,800	2,053
Oil, Gas & Consumable Fuels (1.1%)
Range Resources Corp. Λ	39,000	1,397
Pharmaceuticals (2.4%)
Allergan, Inc.	82,900	3,160
Professional Services (1.6%)
FTI Consulting, Inc. ‡ Λ	50,000	2,051
Real Estate Investment Trusts (3.4%)
Plum Creek Timber Co., Inc. Λ	144,700	4,452
Software (15.4%)
Activision Blizzard, Inc. ‡ Λ	582,500	5,103
Adobe Systems, Inc. ‡	134,025	2,588
Informatica Corp. ‡	185,700	2,370
Intuit, Inc. ‡	246,800	5,590
Macrovision Solutions Corp. ‡ Λ	60,900	798
Quality Systems, Inc. Λ	30,100	1,122
Salesforce.com, Inc. ‡ Λ	107,400	2,858
Specialty Retail (2.8%)
Guess, Inc. Λ	227,500	3,660
Textiles, Apparel & Luxury Goods (1.8%)
Carter’s, Inc. ‡ Λ	136,500	2,319
Trading Companies & Distributors (5.7%)
WW Grainger, Inc. Λ	104,000	7,587
Total Common Stocks (cost $173,352)		123,110

	Principal
REPURCHASE AGREEMENT (6.1%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $8,120 on 02/02/2009 •	$8,120	8,120
Total Repurchase Agreement (cost $8,120)		8,120

	Shares
SECURITIES LENDING COLLATERAL (14.9%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲	19,649,392	19,649
Total Securities Lending Collateral (cost $19,649)		19,649

Total Investment Securities (cost $201,121) #		$150,879

NOTES TO SCHEDULE OF INVESTMENTS:

Λ       All or a portion of this security is on loan. The value of all securities on loan is $19,211.

‡       Non-income producing security.

•       Repurchase agreement is collateralized by U.S. Government Agency Obligation with an interest rate of 4.74%, maturity date of 05/01/2035, and with a market value plus accrued interest of $8,283.

▲     Rate shown reflects the yield at 01/30/2009.

#       Aggregate cost for federal income tax purposes is $201,121. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,146 and $52,388, respectively. Net unrealized depreciation for tax purposes is $50,242.

The notes to the financial statements are an integral part of this report.

1

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$142,759	$8,120	$—	$150,879

The notes to the financial statements are an integral part of this report.

2

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (91.3%)
Aerospace & Defense (2.2%)
Alliant Techsystems, Inc.
6.75%, due 04/01/2016	$5,110	$4,906
BE Aerospace, Inc.
8.50%, due 07/01/2018	1,800	1,692
L-3 Communications Corp.
6.13%, due 07/15/2013	3,260	3,054
7.63%, due 06/15/2012	1,000	994
Auto Components (0.4%)
Lear Corp.
5.75%, due 08/01/2014	3,955	910
TRW Automotive, Inc.
7.00%, due 03/15/2014 -144A Λ	2,000	950
Automobiles (0.4%)
General Motors Corp.
7.13%, due 07/15/2013 Λ	1,500	240
7.20%, due 01/15/2011 Λ	5,265	1,079
8.25%, due 07/15/2023 Λ	2,710	366
Beverages (1.8%)
Constellation Brands, Inc.
7.25%, due 09/01/2016	6,900	6,594
Cott Beverages USA, Inc.
8.00%, due 12/15/2011 Λ	3,350	1,910
Building Products (1.5%)
Owens Corning, Inc.
7.00%, due 12/01/2036 Ђ	3,690	2,293
Ply Gem Industries, Inc.
11.75%, due 06/15/2013 Λ	8,520	4,729
Capital Markets (0.3%)
Nuveen Investments, Inc.
10.50%, due 11/15/2015 -144A	4,310	1,185
Chemicals (1.7%)
Huntsman International LLC
7.38%, due 01/01/2015 Ђ Λ	5,575	2,843
Huntsman LLC
11.63%, due 10/15/2010	1,715	1,646
Ineos Group Holdings PLC
8.50%, due 02/15/2016 -144A	2,570	129
Lyondellbasell Industries AF SCA
8.38%, due 08/15/2015 -144A	5,230	392
Noranda Aluminium Acquisition Corp.
6.83%, due 05/15/2015 *	1,800	684
Nova Chemicals Corp.
5.95%, due 11/15/2013 *	5,400	1,431
6.50%, due 01/15/2012 Λ	3,700	1,092
Commercial Banks (0.4%)
Wells Fargo Capital XV
9.75%, due 12/29/2049 Λ Ž	2,000	1,880
Commercial Services & Supplies (1.4%)
Allied Waste North America, Inc.
7.88%, due 04/15/2013	4,905	4,918
Ceridian Corp.
11.50%, due 11/15/2015 Ђ	2,930	1,582
12.25%, due 11/15/2015 Λ Ω	325	164
Communications Equipment (0.1%)
Nortel Networks, Ltd.
1.00%, due 07/15/2011 Џ	2,230	362
10.75%, due 07/15/2016 -144A Џ	1,820	296
Computers & Peripherals (0.8%)
Seagate Technology, Inc.
6.38%, due 10/01/2011	4,730	3,263
6.80%, due 10/01/2016	950	504
Consumer Finance (1.6%)
Ford Motor Credit Co. LLC
7.88%, due 06/15/2010	1,400	1,156
9.88%, due 08/10/2011	8,575	6,376
Containers & Packaging (3.1%)
Graphic Packaging International, Inc.
8.50%, due 08/15/2011 Λ	5,885	5,179
Jefferson Smurfit Corp.
8.25%, due 10/01/2012 Џ	7,745	852
Owens Brockway Glass Container, Inc.
6.75%, due 12/01/2014	5,535	5,203
8.25%, due 05/15/2013	2,000	2,010
Sealed Air Corp.
6.88%, due 07/15/2033 -144A	2,100	1,417
Diversified Consumer Services (1.1%)
Service Corp. International
6.75%, due 04/01/2015	350	320
6.75%, due 04/01/2016 Ђ	5,300	4,757
7.00%, due 06/15/2017 Ђ	175	159
Diversified Financial Services (2.8)
AES Red Oak LLC
9.20%, due 11/30/2029	2,125	1,934
Firekeepers Development Authority
13.88%, due 05/01/2015 -144A	2,800	1,876
GMAC LLC
6.75%, due 12/01/2014 -144A	6,240	4,055
7.25%, due 03/02/2011 -144A	3,150	2,543
Hawker Beechcraft Acquisition Company LLC
8.50%, due 04/01/2015 Λ	3,740	1,197
JPMorgan Chase & Co.
7.90%, due 04/30/2018 Ž	2,000	1,520
Diversified Telecommunication Services (6.6%)
Cincinnati Bell, Inc.
7.00%, due 02/15/2015	1,300	1,157
7.25%, due 07/15/2013	1,625	1,552
Fairpoint Communications, Inc.
13.13%, due 04/01/2018 -144A	5,020	2,811
Frontier Communications Corp.
6.63%, due 03/15/2015	1,360	1,210
9.00%, due 08/15/2031	5,915	4,407
Level 3 Financing, Inc.
9.25%, due 11/01/2014	2,500	1,813
Qwest Communications International, Inc.
7.50%, due 02/15/2014	2,615	2,236
7.50%, due 02/15/2014 Ђ	4,900	4,190
Sprint Capital Corp.
6.90%, due 05/01/2019	5,570	3,732
8.38%, due 03/15/2012	750	600
Telcordia Technologies, Inc.
8.50%, due 07/15/2012 -144A *	4,535	2,313
Windstream Corp.
8.63%, due 08/01/2016	5,250	5,170
Electric Utilities (2.7%)
Intergen NV
9.00%, due 06/30/2017 -144A	5,100	4,743

The notes to the financial statements are an integral part of this report.

1

	Principal	Value
Electric Utilities (continued)
Ipalco Enterprises, Inc.
7.25%, due 04/01/2016 -144A	$1,365	$1,263
Texas Competitive Electric Holdings Co. LLC
10.50%, due 11/01/2015 Ђ	9,045	6,693
Electronic Equipment & Instruments (0.1%)
NXP BV / NXP Funding LLC
7.50%, due 10/15/2013 Λ *	2,940	706
Food & Staples Retailing (1.4%)
Supervalu, Inc.
7.50%, due 11/15/2014	7,000	6,689
Food Products (3.6%)
Dean Foods Co.
7.00%, due 06/01/2016 Λ	4,550	4,208
Del Monte Corp.
6.75%, due 02/15/2015	1,075	1,011
8.63%, due 12/15/2012 Ђ	3,190	3,238
Smithfield Foods, Inc.
7.75%, due 07/01/2017	6,775	4,632
Tyson Foods, Inc.
7.00%, due 05/01/2018	2,400	1,506
8.25%, due 10/01/2011	2,700	2,500
Health Care Equipment & Supplies (2.4%)
Boston Scientific Corp.
6.25%, due 11/15/2015 Ђ	4,100	3,731
6.40%, due 06/15/2016	1,125	1,032
Cooper Cos., Inc.
7.13%, due 02/15/2015	4,495	3,820
Universal Hospital Services, Inc.
5.94%, due 06/01/2015 *	1,500	1,005
8.50%, due 06/01/2015	2,300	1,944
Health Care Providers & Services (6.1%)
Community Health Systems, Inc.
8.88%, due 07/15/2015	8,250	7,941
HCA, Inc.
9.25%, due 11/15/2016	8,875	8,475
Omnicare, Inc.
6.13%, due 06/01/2013	3,900	3,549
6.88%, due 12/15/2015	600	540
US Oncology, Inc.
9.00%, due 08/15/2012	8,975	8,347
Hotels, Restaurants & Leisure (4.4%)
Harrah’s Operating Co., Inc.
10.75%, due 02/01/2016 -144A	9,750	2,290
Mashantucket Western Pequot Tribe
8.50%, due 11/15/2015 -144A	6,000	2,070
MGM Mirage, Inc.
5.88%, due 02/27/2014 Λ	2,500	1,413
6.75%, due 04/01/2013 Λ	3,000	1,740
7.50%, due 06/01/2016 Λ	3,325	1,796
Mohegan Tribal Gaming Authority
7.13%, due 08/15/2014 Λ	3,275	1,818
Royal Caribbean Cruises, Ltd.
7.00%, due 06/15/2013	4,850	3,055
7.25%, due 06/15/2016	500	285
Seminole Hard Rock Entertainment, Inc.
5.32%, due 03/15/2014 -144A *	5,955	2,828
Station Casinos, Inc.
6.00%, due 04/01/2012 Λ	5,485	1,042
6.50%, due 02/01/2014	2,620	79
Vail Resorts, Inc.
6.75%, due 02/15/2014 Λ	1,325	1,047
Wynn Las Vegas Capital Corp.
6.63%, due 12/01/2014	2,200	1,603
Household Durables (4.3%)
Centex Corp.
4.55%, due 11/01/2010	1,400	1,239
5.25%, due 06/15/2015	925	680
5.70%, due 05/15/2014	2,000	1,540
Dr Horton, Inc.
4.88%, due 01/15/2010	4,000	3,759
5.25%, due 02/15/2015	2,008	1,426
5.63%, due 01/15/2016	2,400	1,749
Jarden Corp.
7.50%, due 05/01/2017 Λ	3,390	2,441
Meritage Homes Corp.
6.25%, due 03/15/2015	5,795	3,564
Pulte Homes, Inc.
5.20%, due 02/15/2015	2,000	1,540
7.88%, due 08/01/2011	2,500	2,338
Independent Power Producers & Energy Traders (3.6%)
Edison Mission Energy
7.50%, due 06/15/2013	3,725	3,576
7.75%, due 06/15/2016 Λ	2,000	1,920
Elwood Energy LLC
8.16%, due 07/05/2026	2,232	1,755
LSP Energy LP/LSP Batesville Funding Corp.
7.16%, due 01/15/2014	3,346	3,187
NRG Energy, Inc.
7.25%, due 02/01/2014	4,020	3,839
7.38%, due 01/15/2017	3,000	2,828
IT Services (4.4%)
Aramark Corp.
8.50%, due 02/01/2015	7,800	7,585
Broadridge Financial Solutions, Inc.
6.13%, due 06/01/2017	775	544
DI Finance/Dyncorp International
9.50%, due 02/15/2013 -144A	1,700	1,483
9.50%, due 02/15/2013	3,305	2,875
SunGard Data Systems, Inc.
9.13%, due 08/15/2013	5,360	4,476
10.25%, due 08/15/2015	2,200	1,496
Unisys Corp.
8.00%, due 10/15/2012 Λ	2,750	1,018
12.50%, due 01/15/2016	3,200	1,296
Machinery (1.1%)
Case New Holland, Inc.
7.13%, due 03/01/2014	7,475	5,419
Media (7.8%)
Cablevision Systems Corp.
8.00%, due 04/15/2012 Ђ	1,729	1,668
CCH I LLC / CCH I Capital Corp.
11.00%, due 10/01/2015	4,075	713
CSC Holdings, Inc.
7.63%, due 07/15/2018	4,850	4,477
8.50%, due 06/15/2015 -144A	3,425	3,306
DEX Media, Inc.
8.00%, due 11/15/2013	2,500	313

The notes to the financial statements are an integral part of this report.

2

	Principal	Value
Media (continued)
Direct Holdings
7.63%, due 05/15/2016	$2,035	$1,999
DIRECTV Financing Co.
8.38%, due 03/15/2013	3,850	3,869
Dish DBS Corp.
6.63%, due 10/01/2014	3,740	3,403
7.00%, due 10/01/2013	1,045	993
7.75%, due 05/31/2015	3,080	2,880
Idearc, Inc.
8.00%, due 11/15/2016 Λ	5,355	167
Intelsat Corp.
9.25%, due 06/15/2016 -144A	2,715	2,484
Intelsat Subsidiary Holding Co., Ltd.
8.50%, due 01/15/2013 -144A	1,420	1,331
Knight-Ridder, Inc.
5.75%, due 09/01/2017	1,675	310
Lamar Media Corp.
6.63%, due 08/15/2015	2,025	1,519
Liberty Media LLC
5.70%, due 05/15/2013 Λ	2,500	1,860
Medianews Group, Inc.
6.88%, due 10/01/2013	1,500	49
Quebecor Media, Inc.
7.75%, due 03/15/2016	1,250	981
RH Donnelley Corp.
8.88%, due 10/15/2017	90	9
RH Donnelley, Inc.
11.75%, due 05/15/2015 -144A Λ	8,507	2,510
Univision Communications, Inc.
9.75%, due 03/15/2015 -144A	2,325	384
Videotron Ltee
6.88%, due 01/15/2014	1,825	1,734
Metals & Mining (0.8%)
Steel Dynamics, Inc.
7.38%, due 11/01/2012	3,950	3,555
Multiline Retail (0.2%)
Bon-Ton Department Stores, Inc.
10.25%, due 03/15/2014 Λ	5,125	769
Multi-Utilities (0.4%)
CMS Energy Corp.
6.55%, due 07/17/2017	840	738
6.88%, due 12/15/2015	1,340	1,226
Oil, Gas & Consumable Fuels (11.6%)
Chesapeake Energy Corp.
6.88%, due 01/15/2016	2,000	1,715
7.00%, due 08/15/2014 Λ	3,400	3,001
7.25%, due 12/15/2018	830	695
7.63%, due 07/15/2013	100	92
Cimarex Energy Co.
7.13%, due 05/01/2017	1,295	1,120
Connacher Oil And Gas, Ltd.
10.25%, due 12/15/2015 -144A	2,480	930
Dynegy Holdings, Inc.
7.50%, due 06/01/2015	2,975	2,365
7.75%, due 06/01/2019	4,440	3,441
El Paso Corp.
6.88%, due 06/15/2014 Λ	1,060	978
7.25%, due 06/01/2018	3,100	2,837
Forest Oil Corp.
7.25%, due 06/15/2019 -144A	2,000	1,665
7.75%, due 05/01/2014	275	252
Kinder Morgan Finance Co.
5.70%, due 01/05/2016 Λ	5,810	5,010
Mariner Energy, Inc.
8.00%, due 05/15/2017	1,555	995
Newfield Exploration Co.
6.63%, due 09/01/2014	2,175	1,947
7.13%, due 05/15/2018	295	260
Opti Canada, Inc.
7.88%, due 12/15/2014	2,500	1,113
8.25%, due 12/15/2014	2,100	966
Peabody Energy Corp.
6.88%, due 03/15/2013	1,350	1,316
7.38%, due 11/01/2016 Λ	5,220	5,089
Pioneer Natural Resources Co.
6.65%, due 03/15/2017	3,225	2,566
Plains Exploration & Production Co.
7.00%, due 03/15/2017	1,700	1,422
7.75%, due 06/15/2015	3,450	3,127
Roseton/Danskammer
7.67%, due 11/08/2016	800	676
Sandridge Energy, Inc.
8.00%, due 06/01/2018 -144A	1,530	1,209
Tennessee Gas Pipeline Co.
8.00%, due 02/01/2016 -144A	1,000	993
Tesoro Corp.
6.25%, due 11/01/2012	4,775	4,117
6.63%, due 11/01/2015 Λ	675	531
Verasun Energy Corp.
9.38%, due 06/01/2017 Џ	4,325	433
9.88%, due 12/15/2012 Џ	1,641	960
Whiting Petroleum Corp.
7.00%, due 02/01/2014	3,830	3,064
Paper & Forest Products (4.1%)
Abitibi-Consolidated, Inc.
8.55%, due 08/01/2010 Λ	1,460	241
8.85%, due 08/01/2030 Λ	5,015	727
13.75%, due 04/01/2011 -144A	3,200	2,304
Boise Cascade LLC
7.13%, due 10/15/2014	896	466
Domtar Corp.
7.88%, due 10/15/2011	5,720	5,291
Georgia-Pacific LLC
7.00%, due 01/15/2015 -144A	7,825	7,198
7.13%, due 01/15/2017 -144A	1,153	1,052
Newpage Corp.
10.00%, due 05/01/2012	1,500	578
Westvaco Corp.
8.20%, due 01/15/2030	2,300	1,706
Real Estate Investment Trusts (0.6%)
Host Hotels & Resorts, Inc.
7.13%, due 11/01/2013	3,155	2,729
Real Estate Management & Development (0.3%)
Realogy Corp.
10.50%, due 04/15/2014	5,305	1,194

The notes to the financial statements are an integral part of this report.

3

	Principal	Value
Road & Rail (1.9%)
Avis Budget Car Rental
7.75%, due 05/15/2016 Ђ Λ	$6,020	$1,896
Hertz Corp.
8.88%, due 01/01/2014	4,150	2,708
Kansas City Southern Railway
8.00%, due 06/01/2015	3,835	3,451
13.00%, due 12/15/2013	1,080	1,118
Semiconductors & Semiconductor Equipment (1.0%)
Freescale Semiconductor, Inc.
8.88%, due 12/15/2014 Λ	7,345	1,616
Spansion, Inc.
5.94%, due 06/01/2013 -144A *	3,960	1,000
Stats ChipPAC, Ltd.
6.75%, due 11/15/2011	2,750	2,121
Software (0.5%)
First Data Corp.
9.88%, due 09/24/2015 Λ	4,136	2,316
Textiles, Apparel & Luxury Goods (1.5%)
Levi Strauss & Co.
8.88%, due 04/01/2016	1,200	924
9.75%, due 01/15/2015	7,480	6,162
Wireless Telecommunication Services (0.3%)
Nextel Communications, Inc.
6.88%, due 10/31/2013	3,125	1,516
Total Corporate Debt Securities (cost $600,401)		432,491

	Shares
PREFERRED STOCK (0.1%)
Diversified Financial Services (0.1%)
Preferred Blocker, Inc. 7% -144A Ђ	2,228	556
Total Preferred Stock (cost $701)		556

LOAN ASSIGNMENTS (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Verasun Energy Corp.
1.00%, due 11/28/2012 Ə §	1,356	1,339
16.50%, due 11/28/2012 §	1,499	1,469
Total Loan Assignments (cost $2,838)		2,808

REPURCHASE AGREEMENT (5.0%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $23,600 on 02/02/2009 •	23,600	23,600
Total Repurchase Agreement (cost $23,600)		23,600

	Shares
SECURITIES LENDING COLLATERAL (4.6%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲	21,746,305	21,746
Total Securities Lending Collateral (cost $21,746)		21,746

Total Investment Securities (cost $649,286) #		$481,201

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $21,281.
Ђ	Step security. Interest rate may increase or decrease as the credit rating changes.
*	Floating or variable rate note. Rate is listed as of 01/30/2009.
Ž	The security has a perpetual maturity. The date shown is the next call date.
Ω	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
Џ	In default.
Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Trust’s Board of Trustees.
§	Illiquid. At 01/31/2009, these securities aggregated to $2,808 or 0.59%, of the Fund’s net assets..
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 0.63% to 4.59%, maturity dates ranging from 05/01/2035 to 05/15/2035, and with a market value plus accrued interest of $24,074.

▲	Rate shown reflects the yield at 01/30/2009.
#

Aggregate cost for federal income tax purposes is $649,286. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,326 and $169,411, respectively. Net unrealized depreciation for tax purposes is $168,085.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2009, these securities aggregated $59,010, or 11.18%, of the Fund’s net assets.

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

The notes to the financial statements are an integral part of this report.

4

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$22,302	$456,091	$2,808	$481,201

The notes to the financial statements are an integral part of this report.

5

Transamerica Jennison Growth

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.3%)
Aerospace & Defense (3.1%)
Lockheed Martin Corp.	38,000	$3,118
Raytheon Co. Λ	61,600	3,118
Beverages (2.8%)
Coca-Cola Co.	46,100	1,969
PepsiCo, Inc.	71,000	3,567
Biotechnology (13.1%)
Celgene Corp. ‡	87,000	4,607
Genentech, Inc. ‡	85,000	6,905
Genzyme Corp. ‡	21,000	1,447
Gilead Sciences, Inc. ‡ Λ	263,000	13,354
Capital Markets (2.8%)
Charles Schwab Corp.	331,200	4,501
Goldman Sachs Group, Inc.	14,400	1,163
Chemicals (2.7%)
Monsanto Co.	70,000	5,324
Communications Equipment (9.8%)
Cisco Systems, Inc. ‡	317,800	4,757
Qualcomm, Inc.	223,300	7,716
Research In Motion, Ltd. ‡	129,900	7,196
Computers & Peripherals (6.1%)
Apple, Inc. ‡ Λ	41,100	3,704
Hewlett-Packard Co.	171,300	5,953
International Business Machines Corp.	28,300	2,594
Energy Equipment & Services (2.1%)
Schlumberger, Ltd.	101,400	4,138
Food & Staples Retailing (5.5%)
Costco Wholesale Corp.	65,200	2,936
CVS Caremark Corp. Λ	120,900	3,249
Wal-Mart Stores, Inc. Λ	105,700	4,980
Food Products (0.8%)
Cadbury PLC	197,400	1,585
Health Care Equipment & Supplies (6.0%)
Alcon, Inc.	61,700	5,284
Baxter International, Inc.	115,900	6,798
Health Care Providers & Services (3.2%)
Medco Health Solutions, Inc. ‡ Λ	103,200	4,637
UnitedHealth Group, Inc.	60,800	1,722
Household Products (3.0%)
Colgate-Palmolive Co. Λ	92,200	5,997
Internet & Catalog Retail (3.0%)
Amazon.com, Inc. ‡ Λ	100,000	5,881
Internet Software & Services (5.0%)
Google, Inc. -Class A ‡ Λ	29,700	10,054
IT Services (3.5%)
Infosys Technologies, Ltd. ADR Λ	90,200	2,396
Visa, Inc. -Class A Λ	94,700	4,673
Life Sciences Tools & Services (2.1%)
Thermo Fisher Scientific, Inc. ‡	116,100	4,171
Media (1.4%)
Walt Disney Co. Λ	140,500	2,906
Multiline Retail (0.4%)
Kohl’s Corp. ‡ Λ	10,800	396
Target Corp. Λ	11,500	359
Oil, Gas & Consumable Fuels (4.2%)
Occidental Petroleum Corp.	63,100	3,442
Southwestern Energy Co. ‡ Λ	86,200	2,728
XTO Energy, Inc.	63,400	2,352
Pharmaceuticals (9.3%)
Abbott Laboratories Λ	110,000	6,098
Mylan, Inc. ‡ Λ	115,500	1,309
Roche Holdings Ltd. ADR	62,100	2,180
Shire PLC ADR Λ	47,360	2,068
Teva Pharmaceutical Industries, Ltd. ADR	140,700	5,832
Wyeth	24,800	1,066
Semiconductors & Semiconductor Equipment (1.0%)
Applied Materials, Inc. Λ	65,300	612
KLA-Tencor Corp. Λ	30,300	607
NVIDIA Corp. ‡ Λ	92,800	738
Software (3.9%)
Adobe Systems, Inc. ‡	162,300	3,134
Microsoft Corp.	157,000	2,685
Oracle Corp. ‡ Λ	116,600	1,962
Textiles, Apparel & Luxury Goods (1.5%)
Nike, Inc. -Class B	68,500	3,100
Total Common Stocks (cost $218,888)		193,068

	Principal
REPURCHASE AGREEMENT (2.3%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $4,700 on 02/02/2009 •	$4,700	4,700
Total Repurchase Agreement (cost $4,700)		4,700

	Shares
SECURITIES LENDING COLLATERAL (8.0%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲	16,083,739	16,084
Total Securities Lending Collateral (cost $16,084)		16,084

Total Investment Securities (cost $239,672) #		$213,852

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $15,716.
‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 07/30/2009, and with a market value plus accrued interest of $4,797.
▲	Rate shown reflects the yield at 01/30/2009.
#

Aggregate cost for federal income tax purposes is $239,672. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,207 and $33,027, respectively. Net unrealized depreciation for tax purposes is $25,820.

The notes to the financial statements are an integral part of this report.

1

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$209,152	$4,700	$—	$213,852

The notes to the financial statements are an integral part of this report.

2

Transamerica JPMorgan International Bond

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts in thousands)

(unaudited)

	Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS (67.0%)
Australia (0.3%)
New South Wales Treasury Corp.
5.50%, due 03/01/2017	AUD	2,700	$1,800
Belgium (2.3%)
Belgium Government Bond
4.00%, due 03/28/2018	EUR	13,100	16,374
Canada (3.7%)
Canadian Government Bond
3.75%, due 06/01/2012	CAD	15,400	13,313
4.25%, due 12/01/2009	CAD	9,000	7,533
5.75%, due 06/01/2033	CAD	4,913	5,195
Denmark (3.5%)
Denmark Government Bond
5.00%, due 11/15/2013	DKK	35,000	6,483
6.00%, due 11/15/2009	DKK	100,920	17,766
France (10.9%)
Caisse D’amortissement de La Dette Sociale
3.13%, due 07/12/2010	EUR	8,900	11,548
3.75%, due 10/25/2020	EUR	4,520	5,536
French Treasury Bill
Zero Coupon, due 05/20/2009 ф	EUR	1,497	1,905
French Government Bond
5.75%, due 10/25/2032	EUR	12,500	19,363
French Treasury Note
2.50%, due 07/12/2010	EUR	29,580	38,341
Germany (2.4%)
Bundesrepublik Deutschland
3.75%, due 01/04/2019	EUR	7,500	9,965
4.75%, due 07/04/2034	EUR	5,100	7,192
Ireland (1.0%)
Ireland Government Bond
4.50%, due 04/18/2020	EUR	6,000	6,953
Italy (6.0%)
Italy Buoni Poliennali del Tesoro
4.00%, due 02/01/2037	EUR	9,100	9,643
5.00%, due 08/01/2034	EUR	9,660	11,997
5.25%, due 08/01/2017	EUR	15,200	20,708
Japan (23.6%)
Development Bank of Japan
1.05%, due 06/20/2023	JPY	2,311,000	22,583
1.60%, due 06/20/2014	JPY	510,000	5,918
2.30%, due 03/19/2026	JPY	500,000	5,603
Japan Finance Corp. for Municipal Enterprises
1.55%, due 02/21/2012	JPY	3,656,000	41,570
Japan Government Bond
1.50%, due 09/20/2018	JPY	2,665,000	30,340
1.70%, due 09/20/2017	JPY	1,050,000	12,277
1.80%, due 06/20/2018	JPY	633,500	7,421
1.90%, due 06/20/2025	JPY	580,000	6,549
2.10%, due 09/20/2024 - 09/20/2028	JPY	2,795,000	32,111
Netherlands (2.7%)
Netherlands Government Bond
4.00%, due 01/15/2037	EUR	5,050	6,248
4.25%, due 07/15/2013	EUR	9,400	12,664
Spain (4.6%)
Spain Government Bond
5.40%, due 07/30/2011	EUR	23,700	32,357
Sweden (1.1%)
Sweden Government Bond
5.50%, due 10/08/2012	SEK	56,720	7,601
United Kingdom (4.9%)
U.K. Gilt
4.25%, due 06/07/2032	GBP	2,750	3,807
4.50%, due 12/07/2042	GBP	7,200	10,504
4.75%, due 09/07/2015	GBP	4,600	7,231
5.00%, due 03/07/2012	GBP	5,100	8,002
8.00%, due 06/07/2021	GBP	2,260	4,538
Total Foreign Government Obligations (cost $461,889)			468,939

MORTGAGE-BACKED SECURITY (0.6%)
Spain (0.6%)
UCI
Series 15, Class A
5.11%, due 12/18/2048 § *	EUR	4,684	4,087
Total Mortgage-Backed Security (cost $6,253)			4,087

ASSET-BACKED SECURITY (0.1%)
Spain (0.1%)
Fondo de Titulizacion de Activos Santander Auto
Series 1, Class A
5.02%, due 11/25/2021 § *	EUR	650	810
Total Asset-Backed Security (cost $827)			810

CORPORATE DEBT SECURITIES (29.7%)
France (5.5%)
Compagnie de Financement Foncier
1.25%, due 12/01/2011	JPY	2,230,000	23,974
Dexia Municipal Agency
3.50%, due 09/21/2009	EUR	11,530	14,827
Germany (8.3%)
Bayerische Landesbank
1.40%, due 04/22/2013	JPY	1,508,000	16,149
Eurohypo AG
3.75%, due 04/11/2011	EUR	14,800	19,290
Kreditanstalt Fuer Wiederaufbau
2.60%, due 06/20/2037	JPY	355,000	3,894
5.50%, due 09/15/2009	GBP	11,450	17,237
Landwirtschaftliche Rentenbank
1.38%, due 04/25/2013	JPY	101,000	1,107
Ireland (2.9%)
AIB Mortgage Bank
3.50%, due 04/30/2009	EUR	7,900	10,115
Depfa ACS Bank
1.65%, due 12/20/2016	JPY	800,000	5,688
Ulster Bank Finance PLC
5.21%, due 03/29/2011 *	EUR	4,000	4,797
Spain (3.5%)
Ayt Cedulas Cajas VII Fondo de Titulizacion de Activos
4.00%, due 06/23/2011	EUR	15,700	19,905
La CAJA de Ahorros y Pensiones de Barcelona
3.25%, due 10/05/2015	EUR	3,900	4,666
Supranational (5.6%)
European Investment Bank
1.40%, due 06/20/2017	JPY	2,646,000	28,638
5.63%, due 10/15/2010	EUR	7,900	10,658
United Kingdom (3.9%)
Barclays Bank PLC
5.27%, due 04/20/2016 § *	EUR	4,000	3,685
Lloyds TSB Bank PLC
3.75%, due 11/17/2011	EUR	5,285	6,935

The notes to the financial statements are an integral part of this report.

1

	Principal		Value
United Kingdom (continued)
Network Rail Infrastructure Finance PLC	GBP	5,870	$8,783
4.38%, due 01/18/2011	GBP	2,530	3,591
4.75%, due 11/29/2035
Royal Bank of Scotland PLC	EUR	3,130	4,121
3.75%, due 11/14/2011 §			208,060
Total Corporate Debt Securities (cost $203,045)

REPURCHASE AGREEMENT (0.2%)
State Street Repurchase Agreement
0.01%, dated 01/30/2009, to be repurchased at $1,709 on 02/02/2009 •		$1,709	1,709
Total Repurchase Agreement (cost $1,709)			1,709

Total Investment Securities (cost $673,723) #			$683,605

FUTURES CONTRACTS:

Description	Contracts G	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year Canadian Bond	31	03/20/2009	$(109)
10-Year Japanese Bond	36	03/11/2009	(139)
EURO-BOBL	284	03/06/2009	69
EURO-BUND	101	03/06/2009	(113)
EURO-SCHATZ	61	03/06/2009	101
U.K. Long Gilt	17	03/27/2009	15
			$(176)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	2,509	02/12/2009	$1,757	$(164)
British Pound Sterling	(8,621)	02/12/2009	(12,605)	113
Canadian Dollar	(24,438)	02/12/2009	(20,232)	305
Danish Krone	20,704	02/12/2009	3,669	(114)
Danish Krone	(132,714)	02/12/2009	(24,143)	1,361
Euro	4,080	02/12/2009	5,422	(198)
Euro	(38,346)	02/12/2009	(51,939)	2,850
Japanese Yen	8,533,034	02/12/2009	91,704	3,300
New Zealand Dollar	4,545	02/12/2009	2,382	(76)
Norwegian Krone	118,456	02/12/2009	16,856	239
Norwegian Krone	(29,023)	02/12/2009	(4,152)	(36)
Swedish Krona	(59,812)	02/12/2009	(7,588)	440
Swiss Franc	69	02/12/2009	63	(3)
				$8,017

The notes to the financial statements are an integral part of this report.

2

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Bought/Sold	Currency	Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Buy	Australian Dollar	$4,734	02/12/2009	$(336)
Sell	Euro	2,461	02/12/2009	191
Buy	Canadian Dollar	1,925	02/12/2009	(14)
Sell	Japanese Yen	139,750	02/12/2009	28
Buy	Canadian Dollar	4,376	02/12/2009	65
Sell	Japanese Yen	319,681	02/12/2009	(56)
Buy	Euro	3,815	02/12/2009	(134)
Sell	Japanese Yen	448,539	02/12/2009	23
Buy	Euro	1,095	02/12/2009	1
Sell	Japanese Yen	126,559	02/12/2009	(8)
Buy	Euro	3,815	02/12/2009	(134)
Sell	British Pound Sterling	3,524	02/12/2009	(89)
Buy	Euro	1,962	02/12/2009	(83)
Sell	Norwegian Krone	17,316	02/12/2009	96
Buy	Euro	2,318	02/12/2009	(86)
Sell	Japanese Yen	274,737	02/12/2009	(5)
Buy	Euro	2,371	02/12/2009	(66)
Sell	Japanese Yen	272,764	02/12/2009	65
Buy	Euro	2,700	02/12/2009	(157)
Sell	Australian Dollar	5,118	02/12/2009	365
Buy	Euro	2,885	02/12/2009	(32)
Sell	Japanese Yen	334,928	02/12/2009	(4)
Buy	Euro	2,966	02/12/2009	(107)
Sell	Japanese Yen	346,527	02/12/2009	47
Buy	Japanese Yen	137,551	02/12/2009	20
Sell	Norwegian Krone	10,212	02/12/2009	38
Buy	Japanese Yen	429,689	02/12/2009	76
Sell	Euro	3,462	02/12/2009	277
Buy	Japanese Yen	473,253	02/12/2009	(14)
Sell	Euro	3,993	02/12/2009	171
Buy	Japanese Yen	522,022	02/12/2009	53
Sell	Euro	4,358	02/12/2009	181
Buy	Japanese Yen	581,712	02/12/2009	228
Sell	Euro	4,640	02/12/2009	309
Buy	Japanese Yen	711,910	02/12/2009	(102)
Sell	Euro	6,309	02/12/2009	(49)
Buy	Norwegian Krone	8,145	02/12/2009	19
Sell	Japanese Yen	109,337	02/12/2009	(60)
Buy	Norwegian Krone	9,998	02/12/2009	(10)
Sell	Canadian Dollar	1,718	02/12/2009	52
Buy	Norwegian Krone	13,506	02/12/2009	20
Sell	Japanese Yen	172,093	02/12/2009	13
Buy	Norwegian Krone	15,038	02/12/2009	10
Sell	Japanese Yen	192,244	02/12/2009	19
Buy	Norwegian Krone	19,424	02/12/2009	13
Sell	Euro	2,165	02/12/2009	18
Buy	Swedish Krona	17,648	02/12/2009	(82)
Sell	Norwegian Krone	15,331	02/12/2009	(21)
Buy	Swedish Krona	23,753	02/12/2009	(61)
Sell	Norwegian Krone	20,120	02/12/2009	(4)
Buy	Swedish Krona	24,387	02/12/2009	12
Sell	Norwegian Krone	20,864	02/12/2009	(108)
Buy	Swedish Krona	24,456	02/12/2009	19
Sell	Norwegian Krone	21,050	02/12/2009	(134)
Buy	British Pound Sterling	883	02/12/2009	(59)
Sell	Euro	979	02/12/2009	84
Buy	British Pound Sterling	2,185	02/12/2009	(13)
Sell	Euro	2,427	02/12/2009	72
				$557

The notes to the financial statements are an integral part of this report.

3

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Foreign Government Obligations	68.4%	$467,034
Commercial Banks	19.4%	132,517
Thrifts & Mortgage Finance	6.3%	43,264
Diversified Financial Services	4.7%	32,279
Mortgage-Backed Security	0.6%	4,087
Asset-Backed Security	0.1%	810
Investment Securities, at Value	99.5%	679,991
Short-Term Investments	0.5%	3,614
Total Investments	100.0%	$683,605

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 01/30/2009.
§	Illiquid. These securities aggregated $12,703 or 1.81%, of the Fund’s net assets.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.79%, a maturity date of 09/01/2034, and with a market value plus accrued interest of $1,745.
#

Aggregate cost for federal income tax purposes is $673,723. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $52,294 and $42,412, respectively. Net unrealized appreciation for tax purposes is $9,882.

ф	All or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at 01/30/2009 is $2,441.
G	Contract amounts are not in thousands.

DEFINITIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen
PLC	Public Limited Company
SEK	Swedish Krona

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities				Other Financial Instruments*
Level 1	Level 2	Level 3	Total Investments in Securities	Level 1	Level 2	Level 3
$—	$683,605	$—	$683,605	$(67)	$8,465	$—

*Other financial instruments are derivative instruments such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

4

Transamerica JPMorgan Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (94.6%)
Aerospace & Defense (2.4%)
Alliant Techsystems, Inc. ‡ ^	23,900	$1,932
Precision Castparts Corp.	22,500	1,461
Auto Components (0.6%)
Wabco Holdings, Inc.	52,900	791
Beverages (0.4%)
Brown-Forman Corp. -Class B ^	12,525	569
Building Products (0.4%)
Owens Corning, Inc. ‡ ^	46,100	615
Capital Markets (1.5%)
Affiliated Managers Group, Inc. ‡ ^	9,450	380
Northern Trust Corp.	11,500	661
T. Rowe Price Group, Inc.	36,100	996
Chemicals (4.1%)
Air Products & Chemicals, Inc. ^	12,800	644
Albemarle Corp. ^	107,872	2,401
PPG Industries, Inc. ^	40,300	1,514
Sigma-Aldrich Corp. ^	30,000	1,082
Commercial Banks (4.1%)
Cullen/Frost Bankers, Inc.	44,800	1,961
M&T Bank Corp. ^	51,200	1,992
Synovus Financial Corp.	157,600	624
TCF Financial Corp.	15,600	193
Wilmington Trust Corp.	66,300	908
Commercial Services & Supplies (1.9%)
Republic Services, Inc. -Class A	103,900	2,687
Computers & Peripherals (0.5%)
NCR Corp. ‡	51,481	646
Construction Materials (0.3%)
Vulcan Materials Co. ^	8,600	425
Containers & Packaging (1.8%)
Ball Corp.	67,400	2,584
Distributors (1.7%)
Genuine Parts Co.	74,900	2,398
Diversified Consumer Services (0.4%)
H&R Block, Inc.	24,400	506
Diversified Telecommunication Services (1.2%)
CenturyTel, Inc. ^	38,000	1,031
Windstream Corp.	68,654	596
Electric Utilities (5.1%)
American Electric Power Co., Inc.	114,700	3,595
FirstEnergy Corp.	27,780	1,389
Westar Energy, Inc.	107,300	2,155
Electrical Equipment (0.2%)
Cooper Industries, Ltd. -Class A	10,000	269
Electronic Equipment & Instruments (3.7%)
Amphenol Corp. -Class A	64,700	1,692
Arrow Electronics, Inc. ‡	107,600	2,053
Tyco Electronics, Ltd.	101,000	1,430
Energy Equipment & Services (0.3%)
Helix Energy Solutions Group, Inc. ‡ ^	81,900	422
Food & Staples Retailing (2.7%)
Safeway, Inc. ^	148,800	3,189
Supervalu, Inc.	26,700	468
Food Products (1.0%)
JM Smucker Co.	32,300	1,458
Gas Utilities (4.4%)
Energen Corp.	93,500	2,732
Equities Corp.	49,200	1,684
Oneok, Inc. ^	36,800	1,075
Questar Corp.	20,900	710
Health Care Equipment & Supplies (1.4%)
Becton Dickinson & Co.	27,685	2,012
Health Care Providers & Services (3.3%)
Community Health Systems, Inc. ‡ ^	34,200	637
Coventry Health Care, Inc. ‡	77,750	1,176
Lincare Holdings, Inc. ‡ ^	70,683	1,700
VCA Antech, Inc. ‡	59,500	1,120
Hotels, Restaurants & Leisure (2.2%)
Burger King Holdings, Inc. ^	69,300	1,542
Marriott International, Inc. -Class A ^	96,000	1,566
Household Durables (1.5%)
Fortune Brands, Inc. ^	55,800	1,786
Jarden Corp. ‡ ^	35,100	366
Household Products (0.9%)
Clorox Co. ^	25,200	1,264
Industrial Conglomerates (1.1%)
Carlisle Cos., Inc.	81,000	1,512
Insurance (10.3%)
Assurant, Inc.	104,600	2,761
Cincinnati Financial Corp. ^	100,855	2,212
Everest RE Group, Ltd.	27,500	1,733
Old Republic International Corp. ^	314,550	3,247
OneBeacon Insurance Group, Ltd. -Class A ^	145,100	1,226
Principal Financial Group, Inc. ^	85,800	1,423
W.R. Berkley Corp.	69,700	1,846
IT Services (1.0%)
Total System Services, Inc.	52,387	663
Western Union Co.	51,400	702
Machinery (1.0%)
Dover Corp. ^	31,400	888
Illinois Tool Works, Inc.	15,000	490
Media (3.5%)
Cablevision Systems Corp. -Class A ^	71,200	1,141
Clear Channel Outdoor Holdings, Inc. -Class A ‡ ^	127,473	660
Omnicom Group, Inc.	24,100	624
Scripps Networks Interactive, Inc. -Class A ^	32,200	691
Washington Post Co. -Class B	4,525	1,768
Multi-Utilities (5.5%)
CMS Energy Corp. ^	202,200	2,376
PG&E Corp. ^	70,935	2,742
Xcel Energy, Inc.	138,400	2,555
Oil, Gas & Consumable Fuels (5.5%)
CVR Energy, Inc. ‡ ^	115,100	588
Devon Energy Corp.	28,900	1,780
Kinder Morgan Management LLC ‡ ^	43,875	1,907
Teekay Corp. ^	76,700	1,344
Williams Cos., Inc.	148,900	2,107
Pharmaceuticals (0.2%)
Warner Chilcott, Ltd. -Class A ‡ ^	17,000	234

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
Real Estate Investment Trusts (5.5%)
Kimco Realty Corp. ^	120,100	$1,727
Plum Creek Timber Co., Inc. ^	13,100	403
Public Storage, Inc. ^	15,800	978
Rayonier, Inc.	14,545	428
Regency Centers Corp. ^	43,800	1,546
Ventas, Inc. ^	25,000	697
Vornado Realty Trust ^	36,600	1,859
Real Estate Management & Development (0.6%)
Brookfield Properties Corp.	165,050	890
Software (1.2%)
Jack Henry & Associates, Inc. ^	97,100	1,728
Specialty Retail (5.3%)
AutoNation, Inc. ‡ ^	103,061	956
AutoZone, Inc. ‡ ^	10,600	1,409
Bed Bath & Beyond, Inc. ‡ ^	14,900	346
Gap, Inc.	41,700	470
Sherwin-Williams Co. ^	26,300	1,256
Staples, Inc. ^	75,900	1,210
Tiffany & Co. ^	57,800	1,199
TJX Cos., Inc.	31,100	604
Textiles, Apparel & Luxury Goods (1.8%)
Columbia Sportswear Co. ^	17,600	505
V.F. Corp. ^	35,800	2,006
Thrifts & Mortgage Finance (1.2%)
People’s United Financial, Inc.	101,800	1,665
Tobacco (0.7%)
Lorillard, Inc.	17,100	1,017
Water Utilities (0.5%)
American Water Works Co., Inc. ^	34,600	733
Wireless Telecommunication Services (1.7%)
Telephone & Data Systems, Inc. -Class L	90,400	2,450
Total Common Stocks (cost $189,707)		132,389

	Principal
REPURCHASE AGREEMENT (4.8%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $6,787 on 02/02/2009 •	$6,787	6,787
Total Repurchase Agreement (cost $6,787)		6,787

	Shares
SECURITIES LENDING COLLATERAL (8.2%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲	11,457,172	11,457
Total Securities Lending Collateral (cost $11,457)		11,457

Total Investment Securities (cost $207,951) #		$150,633

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $11,187.
‡	Non-income producing security.
•	Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates of 0.68%, maturity dates of 12/15/2034, and with a market value plus accrued interest of $6,924.
▲	Rate shown reflects the yield at 01/30/2009.
#

Aggregate cost for federal income tax purposes is $207,951. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,433 and $58,751, respectively. Net unrealized depreciation for tax purposes is $57,318.

DEFINITION:

LLC        Limited Liability Company

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$143,846	$6,787	$—	$150,633

The notes to the financial statements are an integral part of this report.

2

Transamerica Legg Mason Partners All Cap

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (100.0%)
Aerospace & Defense (6.1%)
Boeing Co.	18,760	$794
Honeywell International, Inc.	32,700	1,073
Raytheon Co.	35,680	1,806
Air Freight & Logistics (1.9%)
United Parcel Service, Inc. -Class B	28,060	1,192
Building Products (0.4%)
Simpson Manufacturing Co., Inc.	11,450	230
Capital Markets (3.1%)
Franklin Resources, Inc.	20,170	977
Gamco Investors, Inc. -Class A	2,755	86
State Street Corp.	36,870	858
Chemicals (0.2%)
E.I. duPont de Nemours & Co.	5,568	128
Commercial Banks (1.4%)
Comerica, Inc.	30,900	515
East-West Bancorp, Inc.	16,675	158
Synovus Financial Corp.	42,700	169
Communications Equipment (3.0%)
Cisco Systems, Inc. ‡	97,850	1,465
Telefonaktiebolaget LM Ericsson ADR	44,100	352
Computers & Peripherals (2.1%)
International Business Machines Corp.	14,030	1,286
Construction & Engineering (1.7%)
Fluor Corp.	14,900	579
Jacobs Engineering Group, Inc. ‡	7,100	275
Perini Corp. ‡	9,670	202
Diversified Financial Services (4.5%)
Bank of America Corp.	152,000	1,000
JPMorgan Chase & Co.	68,480	1,746
Energy Equipment & Services (6.1%)
Baker Hughes, Inc.	28,630	954
Halliburton Co.	49,310	851
Schlumberger, Ltd.	25,720	1,049
Transocean, Ltd. ‡	6,216	340
Weatherford International, Ltd. ‡	48,900	539
Food & Staples Retailing (3.3%)
Wal-Mart Stores, Inc.	43,510	2,050
Food Products (4.6%)
Kraft Foods, Inc. -Class A	39,526	1,109
Unilever PLC ADR	36,719	805
Unilever PLC	41,575	912
Health Care Providers & Services (1.5%)
McKesson Corp.	20,880	923
Industrial Conglomerates (2.7%)
General Electric Co.	63,520	770
McDermott International, Inc. ‡	85,510	887
Insurance (4.2%)
Allied World Assurance Co. Holdings, Ltd.	15,580	587
Chubb Corp.	47,120	2,007
Internet Software & Services (1.2%)
eBay, Inc. ‡	62,660	753
Life Sciences Tools & Services (1.1%)
ENZO Biochem, Inc. ‡	134,607	658
Machinery (2.6%)
Caterpillar, Inc.	21,330	659
Dover Corp.	22,640	640
PACCAR, Inc.	11,500	303
Media (4.3%)
Time Warner, Inc.	120,920	1,128
Walt Disney Co.	73,040	1,510
Metals & Mining (2.8%)
Barrick Gold Corp.	32,860	1,231
Norsk Hydro ASA	46,500	166
Nucor Corp.	7,760	317
Oil, Gas & Consumable Fuels (4.7%)
Anadarko Petroleum Corp.	24,430	898
Chevron Corp.	8,890	627
ConocoPhillips	7,390	351
Exxon Mobil Corp.	11,100	849
Murphy Oil Corp.	3,420	151
Paper & Forest Products (0.9%)
Weyerhaeuser Co.	20,180	552
Pharmaceuticals (13.4%)
Abbott Laboratories	33,610	1,863
Johnson & Johnson	29,180	1,683
Merck & Co., Inc.	29,588	845
Novartis AG ADR	40,210	1,659
Wyeth	51,440	2,211
Professional Services (0.2%)
Robert Half International, Inc.	8,850	150
Real Estate Investment Trusts (0.2%)
LaSalle Hotel Properties	18,350	153
Semiconductors & Semiconductor Equipment (11.9%)
Applied Materials, Inc.	168,060	1,575
Novellus Systems, Inc. ‡	55,610	767
Samsung Electronics Co., Ltd. -144A GDR	13,300	2,334
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	140,237	1,057
Texas Instruments, Inc.	90,360	1,351
Varian Semiconductor Equipment Associates, Inc. ‡	6,140	117
Verigy, Ltd. ‡	9,621	80
Software (3.2%)
Citrix Systems, Inc. ‡	14,890	313
Lawson Software, Inc. ‡	76,070	321
Microsoft Corp.	77,140	1,319
Specialty Retail (4.1%)
Gap, Inc.	51,570	582
Home Depot, Inc.	74,980	1,614
Penske Auto Group, Inc.	20,750	154
Williams-Sonoma, Inc.	23,170	184
Thrifts & Mortgage Finance (0.3%)
MGIC Investment Corp.	61,600	170
Wireless Telecommunication Services (2.3%)
Vodafone Group PLC ADR	75,667	1,407
Total Common Stocks (cost $81,731)		61,376

	Principal
REPURCHASE AGREEMENT (0.2%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $150 on 02/02/2009 •	$150	150
Total Repurchase Agreement (cost $150)		150

Total Investment Securities (cost $81,881) #		$61,526

The notes to the financial statements are an integral part of this report.

1

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.74%, a maturity date of 05/01/2035, and with a market value plus accrued interest of $155.
#

Aggregate cost for federal income tax purposes is $81,881. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,606 and $23,961, respectively. Net unrealized depreciation for tax purposes is $20,355.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2009, these securities aggregated $2,334, or 3.80%, of the Fund’s net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$61,376	$150	$—	$61,526

The notes to the financial statements are an integral part of this report.

2

Transamerica Legg Mason Partners Investors Value

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (100.1%)
Aerospace & Defense (4.4%)
Raytheon Co.	10,460	$530
United Technologies Corp.	8,300	398
Capital Markets (2.5%)
Bank of New York Mellon Corp.	10,297	265
State Street Corp.	11,400	265
Chemicals (3.0%)
Air Products & Chemicals, Inc.	6,850	345
E.I. duPont de Nemours & Co.	12,560	288
Commercial Banks (2.6%)
PNC Financial Services Group, Inc.	3,500	114
Wells Fargo & Co.	22,980	434
Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	4,500	109
Computers & Peripherals (2.4%)
International Business Machines Corp.	5,560	510
Consumer Finance (0.9%)
American Express Co.	7,020	117
Capital One Financial Corp.	5,160	82
Diversified Financial Services (3.8%)
Bank of America Corp.	26,650	175
JPMorgan Chase & Co.	24,630	629
Diversified Telecommunication Services (7.3%)
AT&T, Inc.	29,694	731
Embarq Corp.	9,934	355
Verizon Communications, Inc.	15,890	475
Energy Equipment & Services (3.1%)
Halliburton Co.	20,170	348
Transocean, Ltd. ‡	5,747	314
Food & Staples Retailing (3.1%)
Wal-Mart Stores, Inc.	14,090	664
Food Products (4.3%)
Kraft Foods, Inc. -Class A	19,476	546
Unilever PLC ADR	16,410	360
Health Care Providers & Services (3.9%)
UnitedHealth Group, Inc.	15,000	425
WellPoint, Inc. ‡	9,710	402
Hotels, Restaurants & Leisure (3.2%)
McDonald’s Corp.	11,590	672
Household Products (3.5%)
Kimberly-Clark Corp.	14,650	754
Industrial Conglomerates (2.0%)
General Electric Co.	35,890	435
Insurance (7.7%)
Chubb Corp.	10,680	455
Loews Corp.	8,940	218
Marsh & McLennan Cos., Inc.	17,980	348
Travelers Cos., Inc.	15,920	614
Media (9.2%)
Dish Network Corp. -Class A ‡	31,710	408
News Corp. -Class B	43,580	316
Scripps Networks Interactive, Inc. -Class A	15,440	331
SES SA	19,830	363
Time Warner, Inc.	56,950	532
Multiline Retail (1.4%)
Target Corp.	9,620	300
Multi-Utilities (2.4%)
Sempra Energy	11,820	518
Oil, Gas & Consumable Fuels (13.7%)
Devon Energy Corp.	5,070	312
El Paso Corp.	41,940	343
Exxon Mobil Corp.	9,900	757
Royal Dutch Shell PLC -Class A ADR	8,210	404
Suncor Energy, Inc.	11,648	224
Total SA ADR	17,300	862
Pharmaceuticals (4.4%)
Abbott Laboratories	8,410	466
Novartis AG ADR	11,560	478
Software (1.6%)
Microsoft Corp.	20,480	350
Specialty Retail (1.8%)
Home Depot, Inc.	18,180	391
Tobacco (7.4%)
Altria Group, Inc.	23,380	387
Lorillard, Inc.	7,710	458
Philip Morris International, Inc.	19,150	711
Total Common Stocks (cost $27,106)		21,288

	Principal
REPURCHASE AGREEMENT (2.1%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $441 on 02/02/2009 •	$441	441
Total Repurchase Agreement (cost $441)		441

Total Investment Securities (cost $27,547) #		$21,729

The notes to the financial statements are an integral part of this report.

1

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.23%, a maturity date of 05/01/2035, and with a market value plus accrued interest of $451.
#

Aggregate cost for federal income tax purposes is $27,547. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,337 and $7,155, respectively. Net unrealized depreciation for tax purposes is $5,818.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$21,288	$441	$—	$21,729

The notes to the financial statements are an integral part of this report.

2

Transamerica Loomis Sayles Bond

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts in thousands)

(unaudited)

	Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS (9.8%)
Australia (2.9%)
New South Wales Treasury Corp.
5.50%, due 03/01/2017	AUD	16,980	$11,317
6.00%, due 05/01/2012	AUD	4,340	2,930
7.00%, due 12/01/2010	AUD	4,400	2,979
Brazil (0.8%)
Republic of Brazil
10.25%, due 01/10/2028	BRL	12,500	5,105
Canada (4.2%)
Canada Housing Trust
3.55%, due 09/15/2013	CAD	1,825	1,559
Canadian Government Bond
3.75%, due 06/01/2012	CAD	6,690	5,784
5.25%, due 06/01/2012	CAD	10,770	9,734
5.75%, due 06/01/2033	CAD	5,300	5,604
Province of Ontario Canada
4.20%, due 03/08/2018	CAD	150	122
Province of Quebec Canada
6.75%, due 11/09/2015	NZD	4,280	2,377
Colombia (0.3%)
Republic of Colombia
9.85%, due 06/28/2027	COP	665,000	304
12.00%, due 10/22/2015	COP	3,500,000	1,681
Mexico (0.7%)
Mexican Bonos
8.00%, due 12/07/2023	MXN	63,620	4,454
New Zealand (0.9%)
New Zealand Government Bond
6.00%, due 12/15/2017	NZD	10,210	5,817
Total Foreign Government Obligations (cost $67,843)			59,767

MORTGAGE-BACKED SECURITIES (1.1%)
United States (1.1%)
Credit Suisse Mortgage Capital Certificates
Series 2007-C3, Class A4
5.72%, due 06/15/2039	$2,410		1,317
Series 2007-C5, Class A4
5.70%, due 09/15/2040	4,785		2,922
Series 2008-C1, Class A3
6.22%, due 02/15/2041	1,540		969
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB19, Class A4
5.75%, due 02/12/2049	740		474
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, due 09/15/2045	2,070		1,360
Total Mortgage-Backed Securities (cost $10,508)			7,042

ASSET-BACKED SECURITIES (0.9%)
United States (0.9%)
American Express Co.
Series 2006-2, Class C
5.65%, due 01/15/2014 -144A	1,800		1,024
Arg Funding Corp.
Series 2005-2A, Class A5
2.64%, due 05/20/2011 -144A *	3,200		2,221
Citibank Credit Card Issuance Trust
Series 2005-C3, Class C3
0.74%, due 07/15/2014 *	3,900		1,798
Citibank Credit Card Issuance Trust
Series 2006-C1, Class C1
0.76%, due 02/20/2015 *	1,300		523
MBNA Credit Card Master Note Trust
Series 2006-C3, Class C3
0.62%, due 10/15/2013 *	430		223
Total Asset-Backed Securities (cost $7,228)			5,789

CORPORATE DEBT SECURITIES (74.1%)
Australia (0.6%)
FBG Finance, Ltd.
5.88%, due 06/15/2035 -144A	4,450		2,936
General Electric Capital Australia Funding Pty, Ltd.
8.00%, due 02/13/2012	AUD	1,635	1,009
Belgium (0.1%)
Delhaize Group
6.50%, due 06/15/2017	$400		393
Bermuda (0.4%)
White Mountains Re Group, Ltd.
6.38%, due 03/20/2017 -144A	3,955		2,687
Canada (2.1%)
Barrick Gold Finance Co.
5.80%, due 11/15/2034	2,400		1,691
Barrick North America Finance LLC
6.80%, due 09/15/2018	900		838
Bell Canada
5.00%, due 02/15/2017 -144A	CAD	130	88
6.10%, due 03/16/2035 -144A	CAD	475	287
6.55%, due 05/01/2029 -144A	CAD	375	236
7.30%, due 02/23/2032 -144A	CAD	45	31
Bombardier, Inc.
6.30%, due 05/01/2014 -144A	$1,510		1,223
7.45%, due 05/01/2034 -144A	800		512
CIT Group Funding Co. of Canada
5.20%, due 06/01/2015 Ђ	370		240
EnCana Corp.
5.90%, due 12/01/2017	1,320		1,139
6.63%, due 08/15/2037	1,360		1,039
Nortel Networks, Ltd.
6.88%, due 09/01/2023 Џ	425		36
Talisman Energy, Inc.
5.85%, due 02/01/2037	710		447
6.25%, due 02/01/2038	4,935		3,334
Teck Cominco, Ltd.
6.13%, due 10/01/2035	836		399
TELUS Corp.
4.95%, due 03/15/2017	CAD	1,665	1,230
Cayman Islands (0.9%)
Embraer Overseas, Ltd.
6.38%, due 01/24/2017	$1,300		1,021
Vale Overseas, Ltd.
6.88%, due 11/21/2036	5,450		4,679

The notes to the financial statements are an integral part of this report.

1

Principal	Value
India (0.1%)
ICICI Bank, Ltd.
6.38%, due 04/30/2022 -144A *	$1,300	$733
Ireland (0.3%)
Elan Finance PLC/Elan Finance Corp.
7.75%, due 11/15/2011	1,470	1,161
8.88%, due 12/01/2013	1,350	972
Korea, Republic of (0.4%)
SK Telecom Co., Ltd.
6.63%, due 07/20/2027 -144A ^	2,825	2,241
Luxembourg (1.0%)
Arcelormittal Nt
5.38%, due 06/01/2013	3,640	3,056
6.13%, due 06/01/2018	100	78
Telecom Italia Capital SA
5.25%, due 11/15/2013	520	468
6.00%, due 09/30/2034	2,760	2,094
6.38%, due 11/15/2033	548	432
Mexico (0.1%)
America Movil SAB de CV
8.46%, due 12/18/2036	MXN	12,000	592
Spain (0.1%)
Telefonica Emisiones Sau
7.05%, due 06/20/2036	$450	495
Supranational (1.3%)
European Investment Bank
Zero Coupon,
due 04/24/2013 -144A §	IDR	118,809,000	5,783
7.00%, due 01/18/2012	NZD	1,580	883
International Bank For Reconstruction & Development
9.50%, due 05/27/2010	ISK	129,100	1,146
United Arab Emirates (0.5%)
DP World, Ltd.
6.85%, due 07/02/2037 -144A	$6,410	3,249
United Kingdom (2.3%)
Barclays Bank PLC
6.05%, due 12/04/2017 -144A	2,195	1,876
British Sky Broadcasting Group PLC
6.10%, due 02/15/2018 -144A	1,500	1,268
BSKYB Finance UK PLC
5.63%, due 10/15/2015 -144A	860	730
6.50%, due 10/15/2035 -144A	855	628
National Grid PLC
6.30%, due 08/01/2016	500	448
Sabmiller PLC
6.50%, due 07/15/2018 -144A	3,755	3,494
Vodafone Group PLC
6.15%, due 02/27/2037	5,660	5,493
United States (63.9%)
ALLTEL Corp.
6.50%, due 11/01/2013	555	555
6.80%, due 05/01/2029	710	699
7.00%, due 07/01/2012	920	947
Ameren Energy Generating Co.
7.00%, due 04/15/2018	2,550	2,434
American Express Centurion Bank
6.00%, due 09/13/2017	1,130	1,051
American General Finance Corp.
6.90%, due 12/15/2017	6,900	3,094
American Water Capital Corp.
6.59%, due 10/15/2037	3,550	2,711
Amgen, Inc.
6.38%, due 06/01/2037	4,035	4,167
Amkor Technology, Inc.
7.75%, due 05/15/2013 ^	1,360	789
Anadarko Petroleum Corp.
6.45%, due 09/15/2036	2,425	1,872
Anheuser-Busch Cos., Inc.
6.45%, due 09/01/2037	1,040	857
Aramark Corp.
5.00%, due 06/01/2012 ^	2,200	1,870
AT&T, Inc.
6.30%, due 01/15/2038	4,555	4,449
6.50%, due 03/15/2029	850	843
Avnet, Inc.
6.00%, due 09/01/2015	1,210	987
Bank of America Corp.
5.42%, due 03/15/2017	1,520	1,246
5.75%, due 12/01/2017	2,730	2,490
8.00%, due 01/30/2018 Ž	215	114
8.13%, due 05/15/2018 Ž	1,490	773
Blockbuster, Inc.
9.00%, due 09/01/2012 Ђ ^	735	371
Boston Scientific Corp.
5.45%, due 06/15/2014	55	50
6.40%, due 06/15/2016	625	573
7.00%, due 11/15/2035 Ђ	1,205	964
Bruce Mansfield Unit
6.85%, due 06/01/2034 §	2,810	2,176
Cargill, Inc.
6.00%, due 11/27/2017 -144A	4,960	4,329
Centex Corp.
5.25%, due 06/15/2015	1,375	1,011
Chesapeake Energy Corp.
6.88%, due 11/15/2020	1,115	892
Cigna Corp.
6.15%, due 11/15/2036	2,450	1,764
CIT Group, Inc.
4.75%, due 12/15/2010	650	560
5.00%, due 02/13/2014	436	292
5.13%, due 09/30/2014	297	193
5.40%, due 01/30/2016	171	119
5.65%, due 02/13/2017	85	55
5.80%, due 10/01/2036	659	415
5.85%, due 09/15/2016	55	36
7.63%, due 11/30/2012	1,411	1,181
12.00%, due 12/18/2018 -144A ^	4,766	3,483
Citigroup, Inc.
5.00%, due 09/15/2014	3,015	2,439
5.50%, due 02/15/2017	2,200	1,762
Comcast Corp.
5.65%, due 06/15/2035	7,605	6,581
6.50%, due 11/15/2035	1,400	1,357
6.95%, due 08/15/2037 ^	1,380	1,410
COX Communications, Inc.
6.45%, due 12/01/2036 -144A	2,275	1,888
6.95%, due 06/01/2038 -144A	555	493
CSC Holdings, Inc.
7.63%, due 07/15/2018	1,480	1,362
CSX Corp.
6.00%, due 10/01/2036 ^	3,790	2,850
6.15%, due 05/01/2037	170	130
6.25%, due 03/15/2018	3,460	3,065
CVS Caremark Corp.
6.94%, due 01/10/2030 -144A	1,299	992

The notes to the financial statements are an integral part of this report.

2

		Principal	Value
United States (continued)
Delta Air Lines, Inc.
6.82%, due 08/10/2022	$2,809		$1,953
8.02%, due 08/10/2022		2,675	1,552
Dillard’s, Inc.
7.13%, due 08/01/2018		990	366
Dr. Horton, Inc.
5.63%, due 09/15/2014		540	394
6.50%, due 04/15/2016		170	124
Dynegy Holdings, Inc.
7.50%, due 06/01/2015		65	52
7.63%, due 10/15/2026		450	252
7.75%, due 06/01/2019		625	484
El Paso Corp.
7.42%, due 02/15/2037		1,235	895
El Paso Natural Gas Co.
5.95%, due 04/15/2017		1,590	1,395
Embarq Corp.
7.08%, due 06/01/2016		515	458
Energy Future Holdings Corp.
5.55%, due 11/15/2014		6,735	3,507
6.50%, due 11/15/2024		1,110	394
6.55%, due 11/15/2034		305	103
Energy Transfer Partners LP
6.13%, due 02/15/2017		4,840	4,221
Equifax, Inc.
7.00%, due 07/01/2037		500	335
Erac USA Finance Co.
7.00%, due 10/15/2037 -144A		4,480	2,646
Ford Motor Co.
6.50%, due 08/01/2018 ^		100	19
6.63%, due 02/15/2028		4,788	814
7.45%, due 07/16/2031 ^		3,010	662
7.50%, due 08/01/2026 ^		115	23
Ford Motor Credit Co. LLC
5.70%, due 01/15/2010 ^		4,395	3,723
Freescale Semiconductor, Inc.
10.13%, due 12/15/2016 ^		2,380	417
Frontier Communications Corp.
7.13%, due 03/15/2019		1,245	1,063
7.88%, due 01/15/2027		475	352
General Electric Capital Corp.
2.96%, due 05/18/2012	SGD	2,500	1,446
3.49%, due 03/08/2012	SGD	2,400	1,423
4.75%, due 09/15/2014	$12,175		11,544
General Motors Corp.
7.40%, due 09/01/2025		55	7
Georgia-Pacific LLC
7.25%, due 06/01/2028		190	127
7.38%, due 12/01/2025		1,000	665
7.70%, due 06/15/2015		235	202
7.75%, due 11/15/2029		875	608
8.00%, due 01/15/2024		2,500	1,826
8.88%, due 05/15/2031		2,125	1,615
GMAC LLC
4.75%, due 09/14/2009 -144A		337	309
5.38%, due 06/06/2011 -144A		968	697
5.75%, due 09/27/2010 -144A		1,206	941
6.00%, due 12/15/2011 -144A ^		1,506	1,114
6.63%, due 05/15/2012 -144A		1,712	1,250
6.75%, due 12/01/2014 -144A		1,051	683
6.88%, due 09/15/2011 -144A		167	131
6.88%, due 08/28/2012 -144A		136	97
8.00%, due 11/01/2031 -144A		595	356
Goldman Sachs Group, Inc.
5.00%, due 10/01/2014 ^		3,095	2,787
5.15%, due 01/15/2014		1,555	1,433
5.63%, due 01/15/2017		370	309
6.75%, due 10/01/2037		1,660	1,262
Harley-Davidson Funding Corp.
6.80%, due 06/15/2018 -144A		6,865	4,131
Harrah’s Operating Co., Inc.
6.50%, due 06/01/2016		1,095	164
Hasbro, Inc.
6.60%, due 07/15/2028		4,730	4,020
HCA, Inc.
5.75%, due 03/15/2014		615	431
6.25%, due 02/15/2013		110	79
6.30%, due 10/01/2012		180	149
6.38%, due 01/15/2015		2,115	1,481
6.50%, due 02/15/2016 ^		4,915	3,441
7.05%, due 12/01/2027		55	22
7.19%, due 11/15/2015		2,555	1,627
7.50%, due 12/15/2023		2,680	1,272
7.58%, due 09/15/2025		755	330
7.69%, due 06/15/2025		1,220	542
7.75%, due 07/15/2036		125	53
Hexion Specialty Chemicals, Inc.
7.88%, due 02/15/2023		975	98
9.20%, due 03/15/2021		475	57
Highwoods Properties, Inc. REIT
5.85%, due 03/15/2017		1,175	694
Home Depot, Inc.
5.40%, due 03/01/2016		75	68
5.88%, due 12/16/2036		7,374	5,519
International Lease Finance Corp.
5.25%, due 01/10/2013		535	389
5.65%, due 06/01/2014		300	210
6.63%, due 11/15/2013		555	411
International Paper Co.
5.25%, due 04/01/2016		1,800	1,282
7.95%, due 06/15/2018		3,515	2,847
Intuit, Inc.
5.75%, due 03/15/2017		680	537
iStar Financial, Inc. REIT
5.13%, due 04/01/2011		65	27
5.15%, due 03/01/2012		1,830	750
5.38%, due 04/15/2010		570	314
5.65%, due 09/15/2011		635	260
5.80%, due 03/15/2011 ^		150	63
5.95%, due 10/15/2013		1,100	429
JC Penney Corp., Inc.
5.75%, due 02/15/2018		395	279
6.38%, due 10/15/2036		5,435	3,536

The notes to the financial statements are an integral part of this report.

3

	Principal		Value
United States (continued)
JC Penney Corp., Inc. (continued)
7.40%, due 04/01/2037	$355		$234
7.63%, due 03/01/2097	430		273
Joy Global, Inc.
6.63%, due 11/15/2036	2,320		1,538
JPMorgan Chase & Co.
Zero Coupon, due 09/10/2012 -144A	IDR	37,004,100	1,592
K Hovnanian Enterprises, Inc.
6.25%, due 01/15/2016	$4,080		1,184
6.38%, due 12/15/2014	95		28
6.50%, due 01/15/2014	300		92
7.50%, due 05/15/2016	10		3
7.75%, due 05/15/2013 ^	40		10
Kar Holdings, Inc.
10.00%, due 05/01/2015	775		279
KB Home
5.75%, due 02/01/2014	610		439
5.88%, due 01/15/2015	3,415		2,339
6.25%, due 06/15/2015 ^	1,055		765
7.25%, due 06/15/2018	60		40
Kinder Morgan Energy Partners LP
6.50%, due 02/01/2037	2,600		2,339
6.95%, due 01/15/2038	5,730		5,423
KLA-Tencor Corp.
6.90%, due 05/01/2018	4,000		3,041
Kraft Foods, Inc.
6.50%, due 11/01/2031	1,155		1,115
6.88%, due 02/01/2038	2,970		2,968
7.00%, due 08/11/2037	545		553
Lehman Brothers Holdings, Inc.
5.75%, due 01/03/2017 Џ	940		♦
6.00%, due 05/03/2032 Џ	2,365		♦
6.88%, due 07/17/2037 Џ	4,155		♦
Lennar Corp.
5.13%, due 10/01/2010	50		41
5.50%, due 09/01/2014	2,015		1,310
5.60%, due 05/31/2015 ^	1,605		1,067
Level 3 Financing, Inc.
8.75%, due 02/15/2017	4,045		2,589
9.25%, due 11/01/2014	445		323
Lowe’s Cos., Inc.
5.50%, due 10/15/2035	85		67
5.80%, due 10/15/2036	360		303
6.65%, due 09/15/2037	85		81
Lucent Technologies, Inc.
6.45%, due 03/15/2029	6,210		2,080
6.50%, due 01/15/2028	1,275		427
Mackinaw Power LLC
6.30%, due 10/31/2023 -144A	1,656		1,325
Macy’s Retail Holdings, Inc.
5.90%, due 12/01/2016	195		122
6.38%, due 03/15/2037	3,770		2,168
6.79%, due 07/15/2027	1,065		581
6.90%, due 04/01/2029	1,860		1,109
Masco Corp.
5.85%, due 03/15/2017	2,270		1,455
McDonald’s Corp.
6.30%, due 03/01/2038	475		517
Merrill Lynch & Co., Inc.
5.00%, due 01/15/2015	535		462
5.70%, due 05/02/2017	300		246
6.11%, due 01/29/2037	2,230		1,720
6.40%, due 08/28/2017	3,180		2,973
6.88%, due 04/25/2018	3,990		3,840
Midwest Generation LLC
8.56%, due 01/02/2016 -Class B	885		863
Miller Brewing Co.
5.50%, due 08/15/2013 -144A	265		251
Morgan Stanley
4.25%, due 05/15/2010	1,730		1,696
4.75%, due 04/01/2014	1,405		1,170
5.38%, due 10/15/2015	1,520		1,301
5.45%, due 01/09/2017	585		496
5.55%, due 04/27/2017	2,000		1,704
5.95%, due 12/28/2017	130		113
6.25%, due 08/09/2026	970		767
6.63%, due 04/01/2018	100		92
6.75%, due 04/15/2011	655		655
Mosaic Global Holdings, Inc.
7.30%, due 01/15/2028	420		361
7.38%, due 08/01/2018	400		372
Motorola, Inc.
5.22%, due 10/01/2097	690		216
6.50%, due 11/15/2028	1,310		767
6.63%, due 11/15/2037	6,565		3,939
National Semiconductor Corp.
6.60%, due 06/15/2017	1,380		959
New Albertsons, Inc.
6.63%, due 06/01/2028	4,020		2,674
7.45%, due 08/01/2029	630		491
7.75%, due 06/15/2026	460		352
Newmont Mining Corp.
5.88%, due 04/01/2035	2,090		1,359
News America, Inc.
6.15%, due 03/01/2037	4,240		3,693
6.20%, due 12/15/2034	870		810
6.40%, due 12/15/2035	185		171
Nextel Communications, Inc.
5.95%, due 03/15/2014	1,225		576
6.88%, due 10/31/2013	1,395		677
7.38%, due 08/01/2015	1,585		745
NGC Corp. Capital Trust
8.32%, due 06/01/2027 ^	200		98
NGPL Pipeco LLC
7.77%, due 12/15/2037 -144A	1,215		1,061
NiSource Finance Corp.
6.40%, due 03/15/2018	5,855		4,135
Nordstrom, Inc.
7.00%, due 01/15/2038	4,900		3,234
Nortel Networks Capital Corp.
7.88%, due 06/15/2026 Џ	300		29
Northwest Airlines, Inc.
7.03%, due 11/01/2019	6,708		3,958
Oneok Partners LP
6.65%, due 10/01/2036	2,355		1,847

The notes to the financial statements are an integral part of this report.

4

		Principal	Value
United States (continued)
Owens & Minor, Inc.
6.35%, due 04/15/2016 §		$835	$722
Owens Corning, Inc.
6.50%, due 12/01/2016 Ђ		790	572
7.00%, due 12/01/2036 Ђ		4,585	2,849
Pioneer Natural Resources Co.
5.88%, due 07/15/2016		3,415	2,650
6.88%, due 05/01/2018		435	341
7.20%, due 01/15/2028		925	613
Plains All American Pipeline LP
6.50%, due 05/01/2018		490	410
6.70%, due 05/15/2036		930	649
Pulte Homes, Inc.
6.00%, due 02/15/2035 ^		110	62
6.38%, due 05/15/2033		1,780	1,050
Qwest Capital Funding, Inc.
6.50%, due 11/15/2018		965	704
6.88%, due 07/15/2028		2,405	1,587
7.63%, due 08/03/2021		1,000	735
7.75%, due 02/15/2031 ^		530	366
Qwest Corp.
6.50%, due 06/01/2017		565	475
6.88%, due 09/15/2033		2,770	1,911
7.20%, due 11/10/2026		895	640
7.25%, due 09/15/2025		1,480	1,072
7.50%, due 06/15/2023		1,895	1,402
Realty Income Corp. REIT
6.75%, due 08/15/2019		3,795	2,569
Reynolds American, Inc.
6.75%, due 06/15/2017		358	313
7.25%, due 06/15/2037		880	679
RH Donnelley Corp.
6.88%, due 01/15/2013 ^		1,870	169
8.88%, due 01/15/2016		970	98
Sara Lee Corp.
6.13%, due 11/01/2032		2,195	1,774
Schering-Plough Corp.
6.55%, due 09/15/2037		2,835	2,956
Simon Property Group LP REIT
4.88%, due 08/15/2010		2,735	2,537
5.88%, due 03/01/2017		385	297
6.13%, due 05/30/2018 ^		390	301
SLM Corp.
4.00%, due 01/15/2010		785	752
4.50%, due 07/26/2010		735	683
5.00%, due 06/15/2018		3,013	2,172
5.05%, due 11/14/2014		435	314
5.13%, due 08/27/2012		640	512
5.38%, due 05/15/2014		1,927	1,508
5.40%, due 10/25/2011		700	589
5.63%, due 08/01/2033		779	480
6.50%, due 06/15/2010	NZD	5,865	2,673
8.45%, due 06/15/2018		10,625	9,039
Southern Natural Gas Co.
5.90%, due 04/01/2017 -144A Ђ		380	332
Sprint Capital Corp.
6.88%, due 11/15/2028		10,035	5,695
6.90%, due 05/01/2019		940	630
Sprint Nextel Corp.
6.00%, due 12/01/2016		967	648
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, due 02/15/2013		3,635	2,944
Steel Dynamics, Inc.
7.38%, due 11/01/2012		1,800	1,620
Target Corp.
6.50%, due 10/15/2037		6,053	5,588
Tennessee Gas Pipeline Co.
7.50%, due 04/01/2017		1,679	1,612
Teva Pharmaceutical Finance LLC
6.15%, due 02/01/2036		870	818
Time Warner Cable, Inc.
5.85%, due 05/01/2017		380	353
6.55%, due 05/01/2037 ^		2,900	2,764
6.75%, due 07/01/2018		290	283
Time Warner, Inc.
6.50%, due 11/15/2036		4,220	3,753
Toll Corp.
8.25%, due 12/01/2011		3,230	3,116
Toro Co.
6.63%, due 05/01/2037 §		2,500	1,868
Toys “R” US, Inc.
7.38%, due 10/15/2018		6,440	2,286
7.88%, due 04/15/2013		355	131
U.S. Steel Corp.
6.05%, due 06/01/2017		2,860	2,064
7.00%, due 02/01/2018		1,270	910
United Airlines, Inc.
6.64%, due 07/02/2022		7,257	5,152
UnitedHealth Group, Inc.
6.63%, due 11/15/2037		4,940	4,363
6.88%, due 02/15/2038		1,595	1,455
USG Corp.
6.30%, due 11/15/2016		4,585	2,820
9.00%, due 01/15/2018 Ђ		780	507
Valero Energy Corp.
6.63%, due 06/15/2037		800	594
Verizon Communications, Inc.
6.25%, due 04/01/2037 ^		2,590	2,466
Verizon Maryland, Inc.
5.13%, due 06/15/2033		200	145
Verizon New England, Inc.
4.75%, due 10/01/2013		6,125	5,593
Viacom, Inc.
6.88%, due 04/30/2036		5,620	4,135
Wachovia Bank NA
6.60%, due 01/15/2038		3,560	3,480
Wachovia Corp.
5.50%, due 08/01/2035		1,253	877
Western Union Co.
6.20%, due 11/17/2036		1,240	866
Westvaco Corp.
7.95%, due 02/15/2031		1,135	725
8.20%, due 01/15/2030		1,590	1,179
Weyerhaeuser Co.
6.88%, due 12/15/2033		115	70
Xerox Corp.
6.35%, due 05/15/2018		6,330	5,238

The notes to the financial statements are an integral part of this report.

5

		Principal	Value
United States (continued)
XTO Energy, Inc.
6.10%, due 04/01/2036	$1,835		$1,515
Yum! Brands, Inc.
6.88%, due 11/15/2037		5,910	4,813
Total Corporate Debt Securities (cost $583,399)			453,430

STRUCTURED NOTE DEBT (0.2%)
United States (0.2%)
JPMorgan Chase & Co.
Zero Coupon, due 04/12/2012 -144A	IDR	21,967,355	1,017
Total Structured Note Debt (cost $1,728)			1,017

		Shares
CONVERTIBLE PREFERRED STOCKS (0.4%)
United States (0.4%)
AES Trust III, 6.75% ▲		10,950	394
Bank of America Corp, 7.25% ▲		625	315
El Paso Energy Capital Trust I, 4.75% ▲		6,300	180
Lehman Brothers Holdings, Inc., 7.25% ▲ Џ		1,920	1
Lucent Technologies Capital Trust I, 7.75%▲		4,900	1,471
Newell Financial Trust I, 5.25% ▲		10,000	220
Total Convertible Preferred Stocks (cost $7,163)			2,581

PREFERRED STOCKS (0.9%)
United States (0.9%)
Comcast Corp., 7.00% ^▲		108,601	2,492
Countrywide Capital IV, 6.75% ▲		88,375	1,069
Fannie Mae
4.75% ^ ▲		8,150	10
5.13% ▲		2,900	4
5.38% ▲		5,800	12
5.81% ^ ▲		2,400	5
6.75% ▲		3,700	3
8.25% ^ ▲		388,125	414
Freddie Mac
5.00% ▲		4,150	4
5.57% ▲		63,300	26
5.66% ▲		18,750	8
5.70% ▲		6,500	7
5.79% ▲		12,000	10
5.81% ▲		4,200	4
5.90% ▲		9,300	5
6.00% ▲		5,350	6
6.42% ▲		3,750	4
6.55% ^ ▲		14,400	7
8.38% ▲ Ђ		161,275	172
Lehman Brothers Holdings Capital
Trust V, 6.00% ▲		2,100	♦
Lehman Brothers Holdings, Inc.
5.67% ▲ Џ		3,900	♦
5.94% ▲ Џ		4,125	♦
6.50% ^ ▲ Џ		18,075	♦
7.95% ▲ Џ		18,230	♦
Preferred Blocker, Inc., 7.00% -144A ▲ Ђ		1,675	418
SLM Corp., 6.00% ▲		78,825	955
Total Preferred Stocks (cost 20,696)			5,635

COMMON STOCKS (0.0%)
United States (0.0%)
Freddie Mac ^		72,000	42
Owens-Illinois, Inc. ‡ ^		10,796	206
Total Common Stocks (cost $2,369)			248

		Principal
CONVERTIBLE BONDS (2.5%)
Canada (0.1%)
Nortel Networks Corp.
1.75%, due 04/15/2012 Џ		$450	74
2.13%, due 04/15/2014 Џ		2,870	474
Switzerland (0.4%)
Transocean, Ltd.
1.50%, due 12/15/2037		3,260	2,579
United States (2.0%)
Chesapeake Energy Corp.
2.25%, due 12/15/2038		265	137
Hercules, Inc.
6.50%, due 06/30/2029 §		1,260	838
Human Genome Sciences, Inc.
2.25%, due 08/15/2012		1,170	360
Incyte Corp., Ltd.
3.50%, due 02/15/2011		650	325
iStar Financial, Inc. REIT
1.94%, due 10/01/2012 *		80	27
JDS Uniphase Corp.
1.00%, due 05/15/2026		450	251
Level 3 Communications, Inc.
3.50%, due 06/15/2012		1,365	555
6.00%, due 09/15/2009		370	356
6.00%, due 03/15/2010 ^		2,770	2,106
Liberty Media LLC
3.50%, due 01/15/2031		124	43
Nektar Therapeutics
3.25%, due 09/28/2012		1,960	1,232
Nextel Communications, Inc.
5.25%, due 01/15/2010 ^		900	821
Valeant Pharmaceuticals International
4.00%, due 11/15/2013		1,300	1,181
Vertex Pharmaceuticals, Inc.
4.75%, due 02/15/2013		2,795	4,134
Total Convertible Bonds (cost $19,176)			15,493

REPURCHASE AGREEMENT (8.6%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $52,823 on 02/02/2009 •		52,823	52,823
Total Repurchase Agreement (cost $52,823)			52,823

		Shares
SECURITIES LENDING COLLATERAL (1.7%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲		10,113,938	10,114
Total Securities Lending Collateral (cost $10,114)			10,114

Total Investment Securities (cost $783,047) #			$613,939

The notes to the financial statements are an integral part of this report.

6

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro	1,140	03/18/2009	$1,481	$(22)
Euro	(1,140)	03/18/2009	(1,478)	19
Singapore Dollar	(4,380)	04/29/2009	(2,903)	1
				$(2)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Foreign Government Obligations	9.8%	$59,767
Diversified Financial Services	7.4%	45,160
Diversified Telecommunication Services	7.0%	42,575
Oil, Gas & Consumable Fuels	5.8%	35,823
Media	5.5%	34,481
Consumer Finance	4.4%	26,494
Capital Markets	3.8%	23,027
Health Care Providers & Services	2.9%	17,731
Multiline Retail	2.8%	17,490
Metals & Mining	2.7%	16,694
Commercial Banks	2.6%	15,829
Wireless Telecommunication Services	2.3%	13,295
Household Durables	2.1%	13,295
Airlines	2.1%	12,615
Electric Utilities	2.0%	12,761
Paper & Forest Products	1.8%	11,146
Food Products	1.7%	10,739
Biotechnology	1.6%	8,986
Communications Equipment	1.5%	9,764
Hotels, Restaurants & Leisure	1.4%	8,438
Specialty Retail	1.4%	8,826
Road & Rail	1.4%	8,691
Real Estate Investment Trusts	1.3%	8,268
Building Products	1.3%	8,203
Beverages	1.2%	7,538
Pharmaceuticals	1.1%	7,088
Mortgage-Backed Security	1.1%	7,042
Asset-Backed Security	1.0%	5,789
Office Electronics	0.9%	5,238
Semiconductors & Semiconductor Equipment	0.8%	5,206
Food & Staples Retailing	0.8%	4,902
Leisure Equipment & Products	0.7%	4,020
Machinery	0.6%	3,561
Transportation Infrastructure	0.5%	3,249
Aerospace & Defense	0.5%	2,756
Independent Power Producers & Energy Traders	0.5%	2,570
IT Services	0.4%	2,736
Water Utilities	0.4%	2,711
Insurance	0.4%	2,687
Energy Equipment & Services	0.4%	2,579
Health Care Equipment & Supplies	0.3%	1,587
Chemicals	0.2%	1,571
Automobiles	0.2%	1,525
Life Sciences Tools & Services	0.2%	1,232
Thrifts & Mortgage Finance	0.2%	1,069
Tobacco	0.2%	992
Electronic Equipment & Instruments	0.2%	987
U.S. Government Agency Obligation	0.1%	743

The notes to the financial statements are an integral part of this report.

7

INVESTMENTS BY INDUSTRY: (continued)	Percentage of Total Investments	Value
Software	0.1%	$537
Multi-Utilities	0.1%	448
Professional Services	0.1%	335
Containers & Packaging	0.0%	206
Investment Securities, at Value	89.8%	551,002
Short-Term Investments	10.2%	62,937
Total Investments	100.0%	$613,939

NOTES TO SCHEDULE OF INVESTMENTS:

*       Floating or variable rate note. Rate is listed as of 01/30/2009.

^       All or a portion of this security is on loan. The value of all securities on loan is $9,868.

Ђ      Step bond. Interest rate may increase or decrease as the credit rating changes.

‡       Non-income producing security.

Џ      In default.

§       Illiquid. These securities aggregated $11,387 or 1.86%, of the Fund’s net assets.

Ž       The security has a perpetual maturity. The date shown is the next call date.

♦      Value and/or principal is less than $1.

•       Repurchase agreement is collateralized by U.S. Government Agency Obligations with zero coupon interest rates, maturity dates ranging from 05/15/2036 to 08/15/2036, and with a market value plus accrued interest of $53,881.

▲     Rate shown reflects the yield at 01/30/2009.

#       Aggregate cost for federal income tax purposes is $783,047. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,110 and $175,218, respectively. Net unrealized depreciation for tax purposes is $169,108.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2009, these securities aggregated $60,783, or 9.52%, of the Fund’s net assets.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
IDR	Indonesia Rupiah
ISK	Iceland Krona
LLC	Limited Liability Company
LP	Limited Partnership
MXN	Mexican Peso
NZD	New Zealand Dollar
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SGD	Singapore Dollar

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities				Other Financial Instruments*
Level 1	Level 2	Level 3	Total Investments in Securities	Level 1	Level 2	Level 3
$6,775	$607,164	$—	$613,939	$—	$(2)	$—

* Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

8

Transamerica Marsico Growth

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCK (0.4%)
Commercial Banks (0.4%)
Wells Fargo & Co., 8.00% ^ ▲	67,575	$1,230
Total Preferred Stock (cost $1,299)		1,230

COMMON STOCKS (78.9%)
Aerospace & Defense (5.3%)
General Dynamics Corp.	135,469	7,685
Lockheed Martin Corp.	126,575	10,384
Biotechnology (6.6%)
Genentech, Inc. ‡	171,241	13,912
Genzyme Corp. ‡	15,912	1,097
Gilead Sciences, Inc. ‡	159,217	8,083
Capital Markets (2.2%)
Goldman Sachs Group, Inc. ^	93,488	7,547
Chemicals (6.8%)
Air Products & Chemicals, Inc.	41,119	2,068
Monsanto Co.	216,960	16,502
Praxair, Inc.	80,665	5,022
Commercial Banks (5.1%)
Industrial & Commercial Bank of China —Class H	16,634,000	7,032
US Bancorp	366,009	5,432
Wells Fargo & Co.	283,641	5,361
Communications Equipment (2.4%)
Qualcomm, Inc. ^	239,894	8,288
Computers & Peripherals (3.5%)
Apple, Inc. ‡ ^	96,457	8,694
International Business Machines Corp.	38,302	3,510
Electrical Equipment (0.5%)
ABB, Ltd. ADR	141,335	1,844
Energy Equipment & Services (4.2%)
Cameron International Corp. ‡	46,080	1,067
Schlumberger, Ltd.	89,350	3,646
Transocean, Ltd. ‡	178,683	9,760
Food & Staples Retailing (6.0%)
Costco Wholesale Corp. ^	116,549	5,248
CVS Caremark Corp. ^	372,058	10,002
Wal-Mart Stores, Inc.	120,191	5,663
Health Care Providers & Services (0.4%)
UnitedHealth Group, Inc.	45,748	1,296
Hotels, Restaurants & Leisure (10.4%)
Las Vegas Sands Corp. ‡ ^	804,002	4,141
McDonald’s Corp.	435,405	25,261
Wynn Resorts, Ltd. ‡ ^	56,754	1,707
Yum! Brands, Inc.	182,068	5,211
Internet Software & Services (2.0%)
Google, Inc. -Class A ‡	20,627	6,983
IT Services (6.3%)
Mastercard, Inc. -Class A ^	73,313	9,954
Visa, Inc. -Class A ^	239,279	11,809
Machinery (0.3%)
Deere & Co.	34,849	1,211
Media (0.4%)
Walt Disney Co.	70,150	1,451
Multiline Retail (1.4%)
Target Corp. ^	150,214	4,687
Oil, Gas & Consumable Fuels (1.6%)
Devon Energy Corp.	17,366	1,070
Petroleo Brasileiro SA ADR	170,681	4,472
Pharmaceuticals (3.0%)
Abbott Laboratories	42,716	2,368
Johnson & Johnson	64,993	3,749
Schering-Plough Corp.	233,736	4,105
Real Estate Management & Development (0.8%)
St Joe Co. ‡ ^	114,242	2,748
Road & Rail (4.9%)
Norfolk Southern Corp.	136,560	5,238
Union Pacific Corp. ^	268,266	11,748
Software (0.3%)
Oracle Corp. ‡ ^	61,190	1,030
Specialty Retail (2.3%)
Lowe’s Cos., Inc.	427,813	7,816
Textiles, Apparel & Luxury Goods (2.2%)
Nike, Inc. -Class B	170,096	7,697
Total Common Stocks (cost $334,503)		273,599

	Principal
REPURCHASE AGREEMENT (24.2%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $83,728 on 02/02/2009 •	$83,728	83,728
Total Repurchase Agreement (cost $83,728)		83,728

	Shares
SECURITIES LENDING COLLATERAL (8.5%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲	29,294,145	29,294
Total Securities Lending Collateral (cost $29,294)		29,294

Total Investment Securities (cost $448,824) #		$387,851

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 01/30/2009.
^	All or a portion of this security is on loan. The value of all securities on loan is $28,584.
‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 07/30/2009, and with a market value plus accrued interest of $85,405.
#

Aggregate cost for federal income tax purposes is $448,824. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $11,742 and $72,715, respectively. Net unrealized depreciation for tax purposes is $60,973.

The notes to the financial statements are an integral part of this report.

1

DEFINITION:

ADR	American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$304,123	$83,728	$—	$387,851

The notes to the financial statements are an integral part of this report.

2

Transamerica Marsico International Growth

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (93.6%)
Australia (3.0%)
CSL, Ltd.	320,267	$7,552
Belgium (1.4%)
Anheuser-Busch InBev NV	143,832	3,650
Bermuda (1.5%)
Esprit Holdings, Ltd.	733,500	3,893
Brazil (6.1%)
Gafisa SA	428,827	2,163
Petroleo Brasileiro SA ADR	244,304	6,401
Unibanco - Uniao de Bancos Brasileiros SA ADR	125,183	7,045
Canada (5.2%)
Potash Corp. of Saskatchewan	51,983	3,891
Research In Motion, Ltd. ‡ ^	24,515	1,358
Rogers Communications, Inc. -Class B ‡ ^	285,967	8,065
China (0.7%)
Industrial & Commercial Bank of China -Class H	4,310,000	1,822
Denmark (3.4%)
Vestas Wind Systems ‡	180,286	8,683
France (5.6%)
Accor SA ^	115,442	4,557
Alstom SA	71,969	3,458
BNP Paribas	124,254	4,743
JC Decaux SA ^	102,573	1,408
Germany (3.3%)
Bayerische Motoren Werke AG ^	110,676	2,625
Linde AG ^	85,753	5,717
Hong Kong (2.2%)
Cheung Kong Holdings, Ltd.	332,000	3,063
CNOOC, Ltd.	2,923,000	2,516
India (1.1%)
ICICI Bank, Ltd. ADR ^	165,260	2,723
Israel (3.9%)
Teva Pharmaceutical Industries, Ltd. ADR	238,344	9,879
Japan (10.5%)
Daikin Industries, Ltd. ^	97,829	2,243
Daiwa Securities Group, Inc.	624,000	3,446
Honda Motor Co., Ltd. ^	140,600	3,231
Marubeni Corp.	1,315,000	4,681
Mizuho Financial Group, Inc. ^	1,179,400	2,919
Nintendo Co., Ltd.	25,700	7,968
Panasonic Corp.	71,000	861
Sumitomo Realty & Development Co., Ltd.	118,000	1,351
Mexico (2.8%)
Cemex SAB de CV ADR ‡ ^	898,495	6,999
Netherlands (3.4%)
ASML Holding NV	76,241	1,261
Heineken NV	250,460	7,363
Singapore (0.9%)
Capitaland, Ltd. ^	717,000	1,110
Singapore Airlines, Ltd. ^	170,000	1,243
Spain (4.3%)
Gamesa Corp. Tecnologica SA	346,800	5,808
Telefonica SA	284,506	5,044
Sweden (0.6%)
Hennes & Mauritz AB -Class B	36,629	1,413
Switzerland (18.2%)
ABB, Ltd. ‡	217,734	2,827
Actelion, Ltd. ‡ ^	42,758	2,320
Compagnie Financiere Richemont SA ^	73,387	1,076
Credit Suisse Group AG	339,061	8,654
Julius Baer Holding AG	129,217	3,832
Lonza Group AG ^	74,064	6,758
Nestle SA	208,525	7,206
Roche Holding AG	52,716	7,402
Transocean, Ltd. ‡ ^	109,087	5,958
Taiwan (4.3%)
HON HAI Precision Industry Co., Ltd.	2,073,150	3,651
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	970,286	7,316
United Kingdom (10.3%)
BG Group PLC	282,757	3,876
BP PLC	525,625	3,723
Reckitt Benckiser Group PLC	98,019	3,775
Rio Tinto, Ltd.	55,747	1,198
Tesco PLC	1,611,764	8,330
Vodafone Group PLC	2,848,465	5,291
United States (0.9%)
Las Vegas Sands Corp. ‡ ^	455,978	2,348
Total Common Stocks (cost $336,130)		237,694

	Principal
REPURCHASE AGREEMENT (6.3%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $15,884 on 02/02/2009 •	$15,884	15,884
Total Repurchase Agreement (cost $15,884)		15,884

	Shares
SECURITIES LENDING COLLATERAL (7.8%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲	19,822,496	19,822
Total Securities Lending Collateral (cost $19,822)		19,822

Total Investment Securities (cost $371,836) #		$273,400

The notes to the financial statements are an integral part of this report.

1

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Electrical Equipment	7.7%	$20,776
Commercial Banks	7.1%	19,252
Pharmaceuticals	6.3%	17,281
Oil, Gas & Consumable Fuels	6.0%	16,516
Capital Markets	5.8%	15,932
Wireless Telecommunication Services	4.9%	13,356
Beverages	4.0%	11,013
Biotechnology	3.6%	9,872
Chemicals	3.5%	9,608
Semiconductors & Semiconductor Equipment	3.2%	8,577
Food & Staples Retailing	3.0%	8,330
Software	2.8%	7,968
Food Products	2.6%	7,206
Construction Materials	2.6%	6,999
Hotels, Restaurants & Leisure	2.6%	6,905
Life Sciences Tools & Services	2.5%	6,758
Energy Equipment & Services	2.2%	5,958
Automobiles	2.2%	5,856
Real Estate Management & Development	2.0%	5,524
Specialty Retail	1.9%	5,306
Diversified Telecommunication Services	1.8%	5,044
Trading Companies & Distributors	1.7%	4,681
Household Products	1.4%	3,775
Electronic Equipment & Instruments	1.3%	3,651
Household Durables	1.1%	3,024
Building Products	0.8%	2,243
Media	0.5%	1,408
Communications Equipment	0.5%	1,358
Airlines	0.5%	1,243
Metals & Mining	0.4%	1,198
Textiles, Apparel & Luxury Goods	0.4%	1,076
Investment Securities, at Value	86.9%	237,694
Short-Term Investments	13.1%	35,706
Total Investments	100.0%	$273,400

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $18,913.
‡	Non-income producing security.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 4.60% to 5.22%, maturity dates ranging from 07/01/2034 to 08/01/2034, and with a market value plus accrued interest of $16,202.

▲	Rate shown reflects the yield at 01/30/2009.
#

Aggregate cost for federal income tax purposes is $371,836. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,194 and $102,630, respectively. Net unrealized depreciation for tax purposes is $98,436.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$257,516	$15,884	$—	$273,400

The notes to the financial statements are an integral part of this report.

2

Transamerica MFS International Equity

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.7%)
Australia (0.2%)
QBE Insurance Group, Ltd.	17,611	$265
Austria (0.7%)
Erste Group Bank AG ^	55,610	835
Bermuda (0.9%)
Li & Fung, Ltd.	506,000	1,007
Brazil (0.2%)
Unibanco - Uniao de Bancos Brasileiros SA ADR	3,310	186
Canada (1.5%)
Canadian National Railway Co.	48,633	1,702
Czech Republic (0.6%)
Komercni Banka AS	6,144	676
France (17.4%)
Air Liquide SA	24,574	1,787
AXA SA	153,599	2,419
Gdf Suez	67,627	2,587
Legrand SA ^	84,872	1,425
LVMH Moet Hennessy Louis Vuitton SA ^	63,353	3,450
Pernod-Ricard SA ^	31,788	1,994
Schneider Electric SA ^	47,478	3,004
Total SA	47,038	2,344
Vivendi	35,211	907
Germany (9.1%)
Bayer AG ^	47,547	2,523
Deutsche Boerse AG	16,920	850
E.ON AG	31,034	1,000
Linde AG ^	46,368	3,092
Merck KGAA	26,290	2,226
SAP AG	21,000	738
Hong Kong (0.5%)
CNOOC, Ltd.	656,000	565
India (1.1%)
Infosys Technologies, Ltd. ADR ^	48,220	1,281
Italy (0.8%)
Intesa Sanpaolo SpA	287,465	906
Japan (13.9%)
AEON Credit Service Co., Ltd. ^	80,000	722
Canon, Inc.	100,500	2,742
Fanuc, Ltd.	21,800	1,292
Hirose Electric Co., Ltd. ^	3,200	302
Hoya Corp.	115,600	2,062
INPEX Corp. ^	336	2,411
KAO Corp.	107,000	2,599
Konica Minolta Holdings, Inc.	40,500	315
Shin-Etsu Chemical Co., Ltd.	64,800	3,032
Tokyo Electron, Ltd.	12,400	455
Jersey, C.I. (1.7%)
WPP PLC	340,498	1,915
Korea, Republic of (1.0%)
Samsung Electronics Co., Ltd.	3,439	1,196
Mexico (1.2%)
America Movil SAB de CV -Series L ADR ^	29,220	833
Grupo Modelo SAB de CV -Series C	216,700	571
Netherlands (7.3%)
AKZO Nobel NV	16,900	603
ASML Holding NV ^	40,883	676
Heineken NV ^	105,530	3,103
TNT NV	102,350	1,774
Wolters Kluwer NV	119,570	2,149
Singapore (1.1%)
Singapore Telecommunications, Ltd.	727,150	1,262
South Africa (0.6%)
MTN Group, Ltd.	67,660	642
Switzerland (16.7%)
Actelion, Ltd. ‡ ^	22,835	1,239
Compagnie Financiere Richemont SA	60,569	888
Givaudan SA	3,370	2,283
Julius Baer Holding AG	47,602	1,412
Nestle SA	174,969	6,046
Roche Holding AG	41,531	5,830
Sonova Holding AG ^	11,034	532
Swiss Reinsurance ^	34,435	914
Taiwan (1.1%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR ^	160,753	1,212
United Kingdom (15.6%)
BHP Billiton, Ltd.	28,828	482
Burberry Group PLC ^	189,690	691
Diageo PLC	220,866	2,963
GlaxoSmithKline PLC	60,475	1,067
HSBC Holdings PLC	104,470	811
Ladbrokes PLC	239,518	625
Reckitt Benckiser Group PLC	112,861	4,347
Royal Dutch Shell PLC -Class A ^	90,966	2,267
Smiths Group PLC	111,850	1,382
Standard Chartered PLC	104,095	1,315
Tesco PLC	175,829	909
William Hill PLC	281,537	959
United States (2.5%)
Synthes, Inc.	23,274	2,803
Total Common Stocks (cost $137,024)		109,402

	Principal
REPURCHASE AGREEMENT (5.0%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $5,722 on 02/02/2009 •	$5,722	5,722
Total Repurchase Agreement (cost $5,722)		5,722

	Shares
SECURITIES LENDING COLLATERAL (7.6%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲	8,687,169	8,687
Total Securities Lending Collateral (cost $8,687)		8,687

Total Investment Securities (cost $151,433) #		$123,811

The notes to the financial statements are an integral part of this report.

1

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Pharmaceuticals	9.5%	$11,646
Chemicals	8.6%	10,797
Beverages	7.1%	8,631
Oil, Gas & Consumable Fuels	6.1%	7,587
Household Products	5.6%	6,946
Food Products	5.0%	6,046
Textiles, Apparel & Luxury Goods	4.1%	5,029
Media	3.9%	4,971
Commercial Banks	3.8%	4,729
Electrical Equipment	3.6%	4,429
Insurance	2.9%	3,598
Semiconductors & Semiconductor Equipment	2.9%	3,539
Health Care Equipment & Supplies	2.7%	3,335
Office Electronics	2.6%	3,057
Multi-Utilities	2.1%	2,587
Electronic Equipment & Instruments	1.9%	2,364
Air Freight & Logistics	1.4%	1,774
Road & Rail	1.4%	1,702
Hotels, Restaurants & Leisure	1.3%	1,584
Wireless Telecommunication Services	1.1%	1,475
Capital Markets	1.1%	1,412
Industrial Conglomerates	1.1%	1,382
Machinery	1.0%	1,292
IT Services	1.0%	1,281
Diversified Telecommunication Services	1.0%	1,262
Biotechnology	1.0%	1,239
Distributors	0.8%	1,007
Electric Utilities	0.8%	1,000
Food & Staples Retailing	0.7%	909
Diversified Financial Services	0.7%	850
Software	0.6%	738
Consumer Finance	0.6%	722
Metals & Mining	0.4%	482
Investment Securities, at Value	88.4%	109,402
Short-Term Investments	11.6%	14,409
Total Investments	100.0%	$123,811

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $8,298.
‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.73%, a maturity date of 09/01/2035, and with a market value plus accrued interest of $5,839.
▲	Rate shown reflects the yield at 01/30/2009.
#

Aggregate cost for federal income tax purposes is $151,433. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $127 and $27,749, respectively. Net unrealized depreciation for tax purposes is $27,622.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$118,089	$5,722	$—	$123,811

The notes to the financial statements are an integral part of this report.

2

Transamerica Money Market

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
COMMERCIAL PAPER (93.0%)
Beverages (5.0%)
Coca-Cola Co.
0.20%, due 03/06/2009 - 03/12/2009 -144A	$14,900	$14,897
Chemicals (4.8%)
Ecolab, Inc.
0.25%, due 02/12/2009 - 02/19/2009 -144A	9,000	8,999
0.30%, due 03/05/2009 - 144A	1,500	1,500
0.31%, due 03/13/2009 - 144A	3,900	3,898
Commercial Banks (16.8%)
Bank of Scotland PLC
1.87%, due 03/13/2009	4,900	4,900
1.92%, due 03/12/2009	1,250	1,250
1.99%, due 03/11/2009	6,000	5,999
Barclays Bank PLC
1.12%, due 04/20/2009	2,400	2,394
Royal Bank of Scotland PLC
1.00%, due 02/06/2009	2,100	2,100
1.31%, due 04/08/2009	3,500	3,491
1.79%, due 02/09/2009 - 02/10/2009	9,200	9,197
State Street Corp.
0.22%, due 02/13/2009	4,800	4,800
0.25%, due 02/02/2009	1,700	1,700
UBS Finance Delaware LLC
0.84%, due 03/20/2009	2,100	2,098
0.93%, due 03/26/2009	3,000	2,996
1.20%, due 05/29/2009	4,400	4,383
1.51%, due 03/18/2009	5,300	5,289
Commercial Services & Supplies (4.0%)
General Electric Co.
0.25%, due 02/25/2009 - 02/26/2009	6,000	5,999
0.28%, due 03/04/2009 - 03/05/2009	3,650	3,649
Honeywell International, Inc.
0.27%, due 03/25/2009 - 144A	2,400	2,399
Computers & Peripherals (4.9%)
Hewlett-Packard Co.
0.22%, due 03/09/2009 - 03/10/2009 -144A	10,600	10,598
0.28%, due 03/03/2009 - 144A	4,200	4,199
Diversified Financial Services (50.3%)
Alpine Securitization
0.25%, due 02/05/2009 - 144A	8,100	8,100
0.27%, due 02/11/2009 - 144A	3,500	3,500
0.35%, due 02/12/2009 - 144A	3,200	3,200
American Express Credit Corp.
0.25%, due 02/27/2009	7,950	7,948
0.40%, due 02/20/2009	5,400	5,399
American Honda Finance Corp.
0.25%, due 02/19/2009	4,600	4,599
0.50%, due 03/10/2009 - 03/11/2009	5,600	5,597
0.70%, due 04/03/2009	4,700	4,694
CAFCO LLC
0.25%, due 02/19/2009 - 144A	2,600	2,600
0.30%, due 02/26/2009 - 144A	1,200	1,200
1.20%, due 02/03/2009 - 144A	4,800	4,800
Caterpillar Financial Services Corp.
0.25%, due 03/02/2009	5,550	5,549
0.35%, due 03/04/2009	2,200	2,199
1.25%, due 02/04/2009	4,850	4,849
Ciesco LLC
0.25%, due 03/06/2009 - 144A	3,580	3,579
0.35%, due 02/09/2009 - 144A	2,600	2,600
General Electric Capital Corp.
0.21%, due 03/09/2009	6,200	6,198
MetLife Funding, Inc.
0.35%, due 03/09/2009	3,417	3,416
Old Line Funding LLC
0.20%, due 02/17/2009 - 144A	4,000	4,000
0.23%, due 02/02/2009 - 144A	2,076	2,076
0.30%, due 03/16/2009 - 144A	7,600	7,596
1.25%, due 03/02/2009 - 144A	1,052	1,052
PACCAR Financial Corp.
0.22%, due 03/03/2009	2,350	2,350
0.23%, due 03/17/2009	9,300	9,296
1.20%, due 02/05/2009	2,900	2,900
Rabobank USA Financial Corp.
0.25%, due 02/24/2009	6,100	6,099
Ranger Funding Co. LLC
0.35%, due 02/02/2009 - 144A	2,800	2,800
0.45%, due 04/20/2009 - 144A	6,100	6,094
Sheffield Receivables Corp.
0.40%, due 02/24/2009 - 144A	3,600	3,599
Toyota Motor Credit Corp.
1.25%, due 04/02/2009 - 04/06/2009	8,200	8,182
1.75%, due 03/12/2009	1,600	1,597
Unilever Capital Corp.
0.75%, due 04/22/2009 - 144A	5,000	4,992
1.00%, due 04/13/2009 - 144A	3,550	3,543
0.75%, due 04/21/2009 - 144A	5,000	4,992
Diversified Telecommunication Services (2.3%)
AT&T, Inc.
0.23%, due 02/23/2009 - 144A	6,000	5,999
0.25%, due 02/25/2009 - 144A	1,050	1,050
Insurance (4.9%)
Prudential Funding LLC
1.02%, due 02/17/2009 - 02/18/2009	6,300	6,297
1.05%, due 03/26/2009 - 04/23/2009	5,050	5,040
1.30%, due 03/30/2009	3,400	3,393
Total Commercial Paper (cost $279,709)		279,709

CERTIFICATE OF DEPOSIT (0.8%)
Commercial Banks (0.8%)
Bank of Scotland PLC
1.85%, due 03/16/2009	2,300	2,300
Total Certificate of Deposit (cost $2,300)		2,300

CORPORATE DEBT SECURITIES (6.1%)
Aerospace & Defense (0.4%)
Honeywell International, Inc. *
2.06%, due 03/13/2009	1,320	1,320
Commercial Banks (0.5%)
Wells Fargo & Co. *
2.10%, due 09/15/2009	1,595	1,579
Diversified Financial Services (4.5%)
Caterpillar Financial Services Corp. *
2.30%, due 05/18/2009	2,150	2,150
General Electric Capital Corp. *
2.10%, due 06/15/2009	1,250	1,245
IBM International Group Capital LLC *
1.52%, due 07/29/2009	3,990	3,997
Merrill Lynch & Co., Inc. *
1.29%, due 05/08/2009	1,750	1,735
6.00%, due 02/17/2009	4,150	4,157

The notes to the financial statements are an integral part of this report.

1

	Principal	Value
Metals & Mining (0.7%)
BHP Billiton Finance USA, Ltd. *
1.50%, due 03/27/2009	$2,120	$2,118
Total Corporate Debt Securities (cost $18,301)		18,301

REPURCHASE AGREEMENT (0.2%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $473 on 02/02/2009 •	473	473
Total Repurchase Agreement (cost $473)		473

Total Investment Securities (cost $300,783) #		$300,783

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 01/30/2009.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 5.89%, a maturity date of 01/01/2037, and with a market value plus accrued interest of $482.
#	Aggregate cost for federal income tax purposes is $300,783.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2009, these securities aggregated $123,862, or 41.23%, of the Fund’s net assets.

LLC	Limited Liability Company
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$—	$300,783	$—	$300,783

The notes to the financial statements are an integral part of this report.

2

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.8%) €
Bonds (14.5%)
Transamerica JPMorgan International Bond	2,400,808	$25,305
Capital Preservation (6.6%)
Transamerica Money Market	11,496,009	11,496
Global/International Stocks (5.3%)
Transamerica Evergreen International Small Cap	187,718	1,436
Transamerica Oppenheimer Developing Markets	630,330	3,580
Transamerica Schroders International Small Cap	790,335	4,205
Tactical and Specialty (71.2%)
Transamerica BlackRock Global Allocation	1,262,617	10,328
Transamerica BlackRock Natural Resources	1,797,477	12,672
Transamerica BNY Mellon Market Neutral Strategy	2,398,868	22,285
Transamerica Clarion Global Real Estate Securities	1,470,993	11,194
Transamerica Federated Market Opportunity	2,624,513	21,888
Transamerica Loomis Sayles Bond	3,723,066	28,482
Transamerica UBS Dynamic Alpha	3,484,932	17,355
U.S. Stocks (2.2%)
Transamerica Bjurman, Barry Micro Emerging Growth ‡	699,237	3,916
Total Investment Securities (cost $234,204) #		$174,142

NOTES TO SCHEDULE OF INVESTMENTS:

€	The Fund invests its assets in the Class I shares of the Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $234,204. Aggregate gross unrealized depreciation for all securities in which there is an excess of value over tax cost was $60,062. Net unrealized depreciation for tax purposes is $60,062.

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$174,142	$—	$—	$174,142

The notes to the financial statements are an integral part of this report.

1

Transamerica Multi-Manager International Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.2%) €
Global/International Stocks (85.9%)
Transamerica AllianceBernstein International Value	4,577,062	$24,853
Transamerica Evergreen International Small Cap	2,063,382	15,785
Transamerica Marsico International Growth	3,243,520	19,494
Transamerica MFS International Equity	1,983,889	11,606
Transamerica Neuberger Berman International	3,756,338	20,322
Transamerica Oppenheimer Developing Markets	3,325,793	18,891
Transamerica Schroders International Small Cap	3,488,710	18,560
Transamerica Thornburg International Value	5,177,955	36,349
Transamerica WMC Emerging Markets ‡	2,098,732	14,901
Tactical and Specialty (14.3%)
Transamerica BlackRock Global Allocation	2,330,035	19,059
Transamerica Clarion Global Real Estate Securities	1,443,985	10,989
Total Investment Securities (cost $376,008) #		$210,809

NOTES TO SCHEDULE OF INVESTMENTS:

€	The Fund invests its assets in the Class I shares of the Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $376,008. Aggregate gross unrealized depreciation for all securities in which there is an excess of value over tax cost were $165,199. Net unrealized depreciation for tax purposes is $165,199.

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$210,809	$—	$—	$210,809

The notes to the financial statements are an integral part of this report.

1

Transamerica Neuberger Berman International

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.7%)
Australia (0.5%)
Brambles, Ltd.	320,100	$1,361
Belgium (4.3%)
Anheuser-Busch InBev NV ‡	130,728	1
Anheuser-Busch InBev NV ^	151,233	3,838
Colruyt SA	20,315	4,496
Hansen Transmissions International NV ‡	584,520	899
Option NV ‡ ^ §	187,155	429
Telenet Group Holding NV ‡	144,295	2,277
Bermuda (1.1%)
Willis Group Holdings, Ltd. ^	128,900	3,192
Brazil (3.3%)
Amil Participacoes SA	552,740	1,715
Cia Vale do Rio Doce -Class B ADR ^	160,605	1,950
Petroleo Brasileiro SA -Class A ADR ^	104,922	2,273
Ultrapar Participacoes SA ADR ^	138,490	3,199
Canada (4.7%)
Addax Petroleum Corp. ^	107,222	1,696
Addax Petroleum Corp. -144A ‡	29,300	465
Barrick Gold Corp. ‡	67,500	2,540
Cameco Corp.	127,080	2,107
MacDonald Dettwiler & Associates, Ltd. ‡ ^	275,670	4,629
Talisman Energy, Inc. ‡	185,780	1,759
Cayman Islands (2.1%)
Hengan International Group Co., Ltd.	1,206,215	4,013
Want Want China Holdings, Ltd.	4,876,000	1,929
Chile (0.9%)
Sociedad Quimica y Minera de Chile SA ADR ^	93,985	2,547
China (0.1%)
Bank of China, Ltd.	1,296,700	346
Cyprus (0.8%)
Prosafe SE ‡ ^	604,850	2,302
Denmark (1.1%)
NOVO Nordisk A/S -Class B	58,800	3,132
Finland (0.7%)
Nokia OYJ	152,550	1,870
France (8.6%)
Arkema SA	46,880	659
Euler Hermes SA	47,615	1,699
Ipsen SA	117,937	4,609
Ipsos	172,722	3,669
Pernod-Ricard SA	36,345	2,279
Teleperformance	132,050	3,608
Total SA ADR	82,815	4,123
Vallourec	33,431	3,266
Germany (8.5%)
Deutsche Boerse AG	39,400	1,979
Fresenius Medical Care AG	73,105	3,271
GEA Group AG	192,265	2,214
Gerresheimer AG	169,381	3,464
SAP AG ADR ^	81,535	2,885
Tognum AG ‡	231,180	2,557
Wacker Chemie AG	33,330	2,375
Wincor Nixdorf AG ^	104,971	4,983
Guernsey, C.I. (0.5%)
Amdocs, Ltd. ‡	84,100	1,423
Hong Kong (1.1%)
China Mobile, Ltd. ADR ^	68,565	3,083
India (0.7%)
State Bank of India, Ltd. GDR	43,150	2,067
Ireland (1.1%)
CRH PLC	1	♦
DCC PLC	200,105	2,965
Israel (1.4%)
Makhteshim-Agan Industries, Ltd.	374,905	1,172
Teva Pharmaceutical Industries, Ltd. ADR ^	68,000	2,818
Italy (2.3%)
Lottomatica SpA	118,915	2,194
Milano Assicurazioni SpA	854,500	2,322
Unione DI Banche Italiane Scpa	146,335	1,821
Japan (15.7%)
Alfresa Holdings Corp. ^	84,000	3,564
East Japan Railway Co.	55,700	3,777
Fanuc, Ltd.	31,400	1,861
Hisamitsu Pharmaceutical Co., Inc.	104,600	3,883
Hogy Medical Co., Ltd. ^	47,200	2,826
Nihon Kohden Corp.	393,000	7,335
Nintendo Co., Ltd. ADR ^	98,815	3,597
Nitto Denko Corp.	77,500	1,438
Sankyo Co., Ltd.	75,900	3,640
Shiseido Co., Ltd. ^	154,000	2,589
Takeda Pharmaceutical Co., Ltd.	78,100	3,660
Terumo Corp.	68,000	2,309
Toyota Motor Corp. ADR ^	48,250	3,064
Jersey, C.I. (1.4%)
Experian Group, Ltd.	632,943	3,939
Korea, Republic of (0.8%)
Hyundai Mobis ‡	49,958	2,326
Netherlands (7.4%)
ASML Holding NV	89,093	1,473
Fugro NV ^	82,350	2,225
Heineken NV ^	94,020	2,764
Nutreco Holding NV	96,735	3,197
Sligro Food Group NV	143,475	3,068
TNT NV ^	218,295	3,784
Unilever NV ^	189,864	4,185
Norway (1.3%)
DnB NOR ASA	1,049,730	3,560
Singapore (0.9%)
United Overseas Bank, Ltd.	314,000	2,437
Spain (1.9%)
Telefonica SA	305,995	5,425
Sweden (1.4%)
Getinge AB -Class B ^	291,920	3,879
Switzerland (5.5%)
Barry Callebaut AG ‡ ^	5,460	2,443
Logitech International SA ‡	32,400	314
Nestle SA	152,365	5,266
Roche Holding AG	20,610	2,893
Sulzer AG	8,614	428
Swiss Reinsurance	99,575	2,642
UBS AG	120,070	1,506
United Kingdom (15.6%)
Amlin PLC	803,661	4,453
Balfour Beatty PLC	41,200	222
Cairn Energy PLC ‡	85,513	2,241
Chemring Group PLC ‡	176,065	5,847
de La Rue PLC	110,600	1,494
Diageo PLC	261,515	3,509
GlaxoSmithKline PLC	105,262	1,857
Halma	579,270	1,527

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
United Kingdom (continued)
Informa PLC	742,765	$2,575
Laird PLC	743,060	945
RPS Group PLC	1,243,692	2,445
Sepura, Ltd. §	317,638	166
Smith & Nephew PLC	210,005	1,522
SSL International PLC	479,705	3,488
Tullow Oil PLC ‡	185,154	1,847
Vodafone Group PLC	4,842,267	8,993
Total Common Stocks (cost $385,030)		$266,898

	Principal
REPURCHASE AGREEMENT (5.3%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $14,874 on 02/02/2009 •	$14,874	$14,874
Total Repurchase Agreement (cost $14,874)		14,874

	Shares
SECURITIES LENDING COLLATERAL (6.7%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲	18,830,400	18,830
Total Securities Lending Collateral (cost $18,830)		18,830

Total Investment Securities (cost $418,734) #		$300,602

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Health Care Equipment & Supplies	8.2%	$24,922
Pharmaceuticals	7.5%	22,852
Food Products	5.7%	17,020
Oil, Gas & Consumable Fuels	5.7%	16,512
Insurance	5.5%	16,023
Software	4.2%	12,534
Beverages	4.2%	12,391
Wireless Telecommunication Services	3.9%	12,076
Commercial Banks	3.4%	10,231
Machinery	2.8%	8,668
Chemicals	2.7%	8,191
Diversified Telecommunication Services	2.6%	7,702
Food & Staples Retailing	2.5%	7,564
Professional Services	2.5%	7,547
Personal Products	2.3%	6,602
Media	2.1%	6,244
Aerospace & Defense	1.8%	5,847
Commercial Services & Supplies	1.8%	5,300
Computers & Peripherals	1.7%	5,297
Energy Equipment & Services	1.5%	4,527
Metals & Mining	1.4%	4,490
Air Freight & Logistics	1.3%	3,784
Road & Rail	1.3%	3,777
Leisure Equipment & Products	1.2%	3,640
Life Sciences Tools & Services	1.1%	3,464
Health Care Providers & Services	1.1%	3,271
Specialty Retail	1.0%	3,199
Automobiles	1.0%	3,064
Industrial Conglomerates	1.0%	2,965
Electrical Equipment	0.9%	2,557
Electronic Equipment & Instruments	0.8%	2,472
Communications Equipment	0.8%	2,465
Auto Components	0.8%	2,326
Hotels, Restaurants & Leisure	0.7%	2,194
Diversified Financial Services	0.7%	1,979
Capital Markets	0.5%	1,506
Semiconductors & Semiconductor Equipment	0.5%	1,473
Construction & Engineering	0.1%	222
Investment Securities, at Value	88.8%	266,898
Short-Term Investments	11.2%	33,704
Total Investments	100.0%	$300,602

The notes to the financial statements are an integral part of this report.

2

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $18,160.
§	Illiquid. These securities aggregated $595 or 0.21%, of the Fund’s net assets.
♦	Value is less than $1.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 4.55% to 5.01%, maturity dates of 08/01/2034, and with a market value plus accrued interest of $15,172.

▲	Rate shown reflects the yield at 01/30/2009.
#

Aggregate cost for federal income tax purposes is $418,734. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,204 and $123,336, respectively. Net unrealized depreciation for tax purposes is $118,132.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2009, these securities aggregated $465, or 0.17%, of the Fund’s net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$285,728	$14,874	$—	$300,602

The notes to the financial statements are an integral part of this report.

3

Transamerica Oppenheimer Developing Markets

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (2.9%)
Brazil (2.9%)
All America Latina Logistica SA, 1.13% ▲	362,000	$1,373
Lojas Americanas SA, 0.85% ▲	1,658,990	4,569
NET Servicos de Comunicacao SA, Zero Coupon ‡ ▲	339,662	2,154
Total Preferred Stocks (cost $18,747)		8,096

COMMON STOCKS (93.3%)
Argentina (0.0%)
IRSA Inversiones y Representaciones SA GDR ‡ ^	15,500	55
Bermuda (0.3%)
Credicorp, Ltd.	18,800	776
Varitronix International, Ltd.	545,000	137
Brazil (10.2%)
B2W Cia Global Do Varejo	122,000	1,307
Banco Itau Holding Financeira SA ADR	76,300	766
BM&F Bovespa SA	1,507,146	4,346
Cia de Bebidas das Americas ADR ^	33,600	1,371
Cia Vale do Rio Doce -Class B ADR	335,900	4,078
Diagnosticos da America SA	62,200	603
Empresa Brasileira de Aeronautica SA ADR ^	222,700	3,356
Natura Cosmeticos SA	548,100	4,701
Petroleo Brasileiro SA ADR	94,512	2,476
Petroleo Brasileiro SA -Class A ADR	235,300	5,096
Cayman Islands (2.8%)
Baidu, Inc. ADR ‡ ^	2,300	296
SINA Corp. ‡ ^	238,300	4,876
Tencent Holdings, Ltd.	443,000	2,707
Chile (3.4%)
Banco Santander SA	72,941,601	2,496
Centros Comerciales Sudamericanos SA	3,161,881	5,714
Saci Falabella	391,073	1,128
China (1.5%)
China Shenhua Energy Co., Ltd. -Class H	1,134,000	2,417
Shanghai Zhenhua Port Machinery Co.	1,401,900	1,029
Travelsky Technology, Ltd.	1,881,000	734
Denmark (0.4%)
Carlsberg AS -Class B	31,400	1,038
Egypt (4.2%)
Commercial International Bank	479,237	2,843
Commercial International Bank -144A GDR	18,360	104
Eastern Tobacco	27,012	850
Orascom Construction Industries	40,000	790
Orascom Telecom Holding Sae	1,741,580	6,918
Hong Kong (9.0%)
China Resources Enterprise	2,375,000	3,417
China Unicom, Ltd.	7,140,000	6,591
CNOOC, Ltd.	2,851,000	2,454
Hang Lung Properties, Ltd.	1,505,000	3,383
Hong Kong Exchanges and Clearing, Ltd.	665,000	5,712
Television Broadcasts, Ltd.	983,000	3,479
India (14.9%)
ABB, Ltd.	61,200	598
Divi’s Laboratories, Ltd.	105,854	1,884
HDFC Bank Ltd. ADR ^	105,000	6,054
Hindustan Unilever, Ltd.	537,800	2,848
Housing Development Finance Corp.	154,200	4,760
Infosys Technologies, Ltd.	651,600	17,115
Infosys Technologies, Ltd. ADR ^	18,100	481
ITC, Ltd.	506,600	1,850
Rico Auto Industries, Ltd.	19,100	3
Tata Consultancy Services, Ltd.	297,901	3,079
ZEE Entertainment Enterprises, Ltd.	1,182,400	2,628
Indonesia (3.4%)
Bank Central Asia	6,240,900	1,481
Gudang Garam	1,861,749	876
PT Astra International	1,676,600	1,885
Telekomunikasi Indonesia	9,118,675	5,003
Unilever Indonesia	220,000	152
Korea, Republic of (4.5%)
Amorepacific Corp.	1,703	758
GS Engineering & Construction Corp.	14,569	616
Hyundai Development Co. ‡ ^	34,999	915
Hyundai Engineering & Construction Co., Ltd. ‡ ^	60,083	2,457
NHN Corp. ‡	40,391	4,001
Shinsegae Co., Ltd.	11,408	3,651
Luxembourg (0.8%)
Oriflame Cosmetics SA ^	53,800	1,271
Tenaris SA ADR	42,500	841
Mexico (8.5%)
America Movil SAB de CV -Series L ADR	107,900	3,076
Corp. Geo SAB de CV -Class B ‡	429,200	474
Corp. Interamericana de Entretenimiento SAB de CV -Class B ‡ §	325,700	193
Fomento Economico Mexicano SAB de CV ^	1,495,700	4,182
Fomento Economico Mexicano SAB de CV ADR	74,700	2,103
Grupo Financiero Banorte SAB de CV -Class O ^	2,004,500	2,641
Grupo Televisa SA ADR ^	490,700	6,864
Sare Holding SAB de CV -Class B ‡ ^	2,302,401	346
Wal-Mart de Mexico SAB de CV -Series V ^	1,733,093	3,615
Norway (0.4%)
Dno International ASA ‡ ^	1,575,900	994
Philippines (2.4%)
Jollibee Foods Corp.	1,675,100	1,378
SM Prime Holdings, Inc.	35,523,470	5,331
Portugal (0.5%)
Jeronimo Martins SGPS SA	294,200	1,494
Russian Federation (3.8%)
Gazprom OAO ADR	395,600	5,111
Magnit OAO ‡	205,700	2,842
MMC Norilsk Nickel ADR ^	106,800	442
Novatek OAO -144A GDR	96,600	2,130
South Africa (3.3%)
Adcock Ingram Holdings, Ltd. ‡	83,648	327
Anglo Platinum, Ltd.	57,300	2,346
Impala Platinum Holdings, Ltd.	161,300	1,846
Standard Bank Group, Ltd.	437,819	3,009
Tiger Brands, Ltd.	119,448	1,638
Taiwan (10.0%)
High Tech Computer Corp.	77,000	731
Mediatek, Inc.	1,183,993	8,524
President Chain Store Corp. ‡	854,000	2,011
Realtek Semiconductor Corp.	1,357,040	1,476
Synnex Technology International Corp.	1,306,726	1,461
Taiwan Semiconductor Manufacturing Co., Ltd.	10,538,000	12,946

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
Taiwan (continued)
Yuanta Financial Holding Co., Ltd.	1,438,000	$541
Thailand (0.1%)
Kiatnakin Bank PCL	1,298,087	375
Turkey (6.5%)
Aksigorta AS	367,286	596
Anadolu AS	269,321	1,801
Bim Birlesik Magazalar AS	79,500	1,700
Enka Insaat VE Sanayi AS	434,967	1,411
Ford Otomotiv Sanayi AS	183,712	469
Haci OMER Sabanci Holding AS	966,187	1,837
Turkcell Iletisim Hizmet AS	1,107,500	5,872
Turkiye Vakiflar Bankasi Tao -Class D	1	♦
Yapi VE Kredi Bankasi AS ‡	3,922,678	4,232
United Kingdom (2.4%)
Sabmiller PLC	414,070	6,764
Total Common Stocks (cost $440,426)		258,380

	Principal
REPURCHASE AGREEMENT (2.3%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $6,268 on 02/02/2009 •	$6,268	6,268
Total Repurchase Agreement (cost $6,268)		6,268

	Shares
SECURITIES LENDING COLLATERAL (5.0%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲	13,754,804	13,755
Total Securities Lending Collateral (cost $13,755)		13,755

Total Investment Securities (cost $479,196) #		$286,499

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Commercial Banks	8.6%	$24,402
Semiconductors & Semiconductor Equipment	8.0%	23,083
IT Services	7.5%	21,409
Food & Staples Retailing	7.4%	21,027
Oil, Gas & Consumable Fuels	7.1%	20,678
Beverages	6.1%	17,259
Wireless Telecommunication Services	5.6%	15,866
Media	5.3%	15,318
Diversified Financial Services	4.3%	12,436
Internet Software & Services	4.1%	11,880
Diversified Telecommunication Services	3.9%	11,594
Real Estate Management & Development	3.0%	8,769
Metals & Mining	3.0%	8,712
Personal Products	2.3%	6,730
Multiline Retail	1.9%	5,697
Construction & Engineering	1.7%	4,778
Thrifts & Mortgage Finance	1.7%	4,760
Tobacco	1.2%	3,576
Distributors	1.2%	3,417
Aerospace & Defense	1.2%	3,356
Household Products	1.1%	3,000
Automobiles	0.9%	2,354
Life Sciences Tools & Services	0.7%	1,884
Food Products	0.6%	1,638
Electronic Equipment & Instruments	0.5%	1,461
Industrial Conglomerates	0.5%	1,411
Hotels, Restaurants & Leisure	0.5%	1,378
Road & Rail	0.5%	1,373
Internet & Catalog Retail	0.5%	1,307
Machinery	0.4%	1,029

The notes to the financial statements are an integral part of this report.

2

INVESTMENTS BY INDUSTRY: (continued)	Percentage of Total Investments	Value
Energy Equipment & Services	0.3%	$841
Household Durables	0.3%	820
Computers & Peripherals	0.3%	731
Health Care Providers & Services	0.2%	603
Electrical Equipment	0.2%	598
Insurance	0.2%	596
Consumer Finance	0.1%	375
Pharmaceuticals	0.1%	327
Auto Components	0.0%	3
Investment Securities, at Value	93.0%	266,476
Short-Term Investments	7.0%	20,023
Total Investments	100.0%	$286,499

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 01/30/2009.
‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $13,216.
§	Illiquid. These securities aggregated $193 or 0.07%, of the Fund’s net assets.
♦	Value is less than $1.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 0.68% to 4.78%, maturity dates ranging from 12/15/2034 to 02/01/2035, and with market values plus accrued interests of $6,394.

#

Aggregate cost for federal income tax purposes is $479,196. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $425 and $193,122, respectively. Net unrealized depreciation for tax purposes is $192,697.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2009, these securities aggregated $2,234, or 0.81%, of the Fund’s net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$280,231	$6,268	$—	$286,499

The notes to the financial statements are an integral part of this report.

3

Transamerica Oppenheimer Small- & Mid-Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (85.8%)
Aerospace & Defense (2.0%)
Goodrich Corp.	104,220	$4,029
Air Freight & Logistics (1.2%)
Atlas Air Worldwide Holdings, Inc. ‡ ^	161,354	2,341
Auto Components (1.0%)
Goodyear Tire & Rubber Co. ‡	313,720	1,936
Beverages (1.7%)
Molson Coors Brewing Co. -Class B ^	83,660	3,369
Capital Markets (3.1%)
Affiliated Managers Group, Inc. ‡ ^	25,924	1,042
Investment Technology Group, Inc. ‡	83,499	1,810
Julius Baer Holding AG	89,224	2,646
State Street Corp.	33,300	775
Chemicals (4.8%)
FMC Corp.	72,960	3,255
Lubrizol Corp.	125,070	4,268
Mosaic Co. ^	57,790	2,061
Commercial Banks (0.5%)
East-West Bancorp, Inc. ^	103,604	983
Communications Equipment (1.8%)
ADC Telecommunications, Inc. ‡ ^	312,660	1,585
Juniper Networks, Inc. ‡ ^	145,400	2,059
Computers & Peripherals (0.6%)
Western Digital Corp. ‡	83,430	1,225
Consumer Finance (1.2%)
SLM Corp. ‡ ^	210,112	2,406
Diversified Financial Services (0.8%)
Fifth Street Finance Corp.	104,220	662
Liberty Acquisition Holdings Corp. ‡ ^	114,020	1,024
Electric Utilities (3.1%)
Cleco Corp.	156,330	3,572
NV Energy, Inc. ^	260,550	2,796
Electrical Equipment (1.0%)
General Cable Corp. ‡ ^	125,070	2,059
Electronic Equipment & Instruments (2.6%)
Agilent Technologies, Inc. ‡ ^	156,334	2,826
Amphenol Corp. -Class A	88,588	2,317
Energy Equipment & Services (0.9%)
Weatherford International, Ltd. ‡ ^	156,332	1,724
Food & Staples Retailing (1.2%)
Kroger Co.	103,870	2,337
Food Products (1.2%)
Campbell Soup Co. ^	77,500	2,354
Gas Utilities (1.1%)
EQT Corp.	62,530	2,140
Health Care Equipment & Supplies (1.3%)
Hospira, Inc. ‡	104,220	2,595
Health Care Providers & Services (4.5%)
Aetna, Inc. ^	125,500	3,890
Community Health Systems, Inc. ‡ ^	108,990	2,032
DaVita, Inc. ‡	61,847	2,907
Hotels, Restaurants & Leisure (2.3%)
Pinnacle Entertainment, Inc. ‡ ^	260,550	1,767
Scientific Games Corp. -Class A ‡ ^	229,936	2,890
Household Products (1.0%)
Energizer Holdings, Inc. ‡ ^	41,178	1,961
Independent Power Producers & Energy Traders (1.5%)
NRG Energy, Inc. ‡ ^	125,070	2,922
Industrial Conglomerates (1.4%)
Tyco International, Ltd.	130,280	2,738
Insurance (7.7%)
ACE, Ltd.	99,008	4,323
Assurant, Inc.	155,600	4,108
Everest RE Group, Ltd.	73,134	4,606
Fidelity National Financial, Inc. -Class A ^	125,251	1,831
National Financial Partners Corp.	198,832	511
IT Services (2.3%)
Affiliated Computer Services, Inc. -Class A ‡	44,160	2,025
Teletech Holdings, Inc. ‡ ^	312,667	2,530
Leisure Equipment & Products (1.5%)
Mattel, Inc. ^	208,440	2,958
Life Sciences Tools & Services (1.1%)
Thermo Fisher Scientific, Inc. ‡ ^	62,900	2,260
Machinery (3.1%)
Joy Global, Inc. ^	83,381	1,737
Navistar International Corp. ‡	146,431	4,448
Media (3.4%)
Cablevision Systems Corp. -Class A	208,440	3,341
Liberty Global, Inc. -Class A ‡ ^	154,939	2,257
Liberty Global, Inc. -Class C ‡ ^	83,938	1,202
Metals & Mining (0.6%)
Nucor Corp.	31,270	1,276
Multi-Utilities (3.1%)
CMS Energy Corp. ^	521,108	6,123
Oil, Gas & Consumable Fuels (3.7%)
Cabot Oil & Gas Corp. ^	83,380	2,293
Peabody Energy Corp. ^	62,531	1,563
Range Resources Corp.	62,529	2,241
Southern Union Co.	104,223	1,343
Pharmaceuticals (1.1%)
Shire PLC ADR ^	51,750	2,260
Real Estate Investment Trusts (0.9%)
BioMed Realty Trust, Inc.	104,226	1,151
SL Green Realty Corp. ^	41,690	655
Semiconductors & Semiconductor Equipment (3.2%)
LAM Research Corp. ‡ ^	93,130	1,882
Marvell Technology Group, Ltd. ‡ ^	312,660	2,279
Varian Semiconductor Equipment Associates, Inc. ‡ ^	114,230	2,175
Software (2.2%)
Electronic Arts, Inc. ‡ ^	125,030	1,930
McAfee, Inc. ‡	62,536	1,907
THQ, Inc. ‡ ^	159,748	631
Specialty Retail (3.1%)
Advance Auto Parts, Inc.	88,591	2,900
Bed Bath & Beyond, Inc. ‡ ^	94,510	2,195
Chico’s FAS, Inc. ‡ ^	267,370	1,059
Textiles, Apparel & Luxury Goods (1.0%)
Phillips-Van Heusen Corp.	109,690	2,086
Thrifts & Mortgage Finance (1.0%)
NewAlliance Bancshares, Inc.	187,600	2,062

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
Tobacco (2.2%)
Lorillard, Inc.	78,600	$4,674
Trading Companies & Distributors (0.9%)
Aircastle, Ltd. ^	464,800	1,896
Wireless Telecommunication Services (1.9%)
Crown Castle International Corp. ‡ ^	104,220	2,034
NII Holdings, Inc. ‡	93,790	1,820
Total Common Stocks (cost $215,027)		171,875

INVESTMENT COMPANIES (4.2%)
Capital Markets (4.2%)
iShares Russell 2000 Value Index Fund ^	105,000	4,451
iShares Russell Midcap Value Index Fund	157,500	3,986
Total Investment Companies (cost $8,935)		8,437

	Principal
REPURCHASE AGREEMENT (9.5%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $18,931 on 02/02/2009 •	$18,931	18,931
Total Repurchase Agreement (cost $18,931)		18,931

	Shares
SECURITIES LENDING COLLATERAL (8.2%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲	16,314,237	16,314
Total Securities Lending Collateral (cost $16,314)		16,314

Total Investment Securities (cost $259,207) #		$215,557

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $15,890.
‡	Non-income producing security.
•	Repurchase agreement is collateralized by U.S. Government Agency Obligation with interest rates of 4.73%, maturity dates of 05/01/2035, and with a market value plus accrued interest of $19,313.
▲	Rate shown reflects the yield at 01/30/2009.
#

Aggregate cost for federal income tax purposes is $259,207. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,135 and $49,785, respectively. Net unrealized depreciation for tax purposes is $43,650.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$196,626	$18,931	$—	$215,557

The notes to the financial statements are an integral part of this report.

2

Transamerica PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (100.2%)
U.S. Treasury Inflation Indexed Bond
1.75%, due 01/15/2028 ^	$4,763		$4,239
2.00%, due 01/15/2026 ^		28,989	26,842
2.38%, due 01/15/2025 - 01/15/2027		91,562	89,577
3.38%, due 04/15/2032 ^		599	722
3.63%, due 04/15/2028 ^		39,258	45,270
3.88%, due 04/15/2029		48,082	57,413
U.S. Treasury Inflation Indexed Note
1.38%, due 07/15/2018 ^		7,693	7,405
1.63%, due 01/15/2018 ^		12,488	12,195
1.88%, due 07/15/2013 - 07/15/2015		122,811	121,720
2.00%, due 04/15/2012 - 01/15/2016 ^		124,290	123,761
2.38%, due 04/15/2011 - 01/15/2017		101,720	102,844
2.50%, due 07/15/2016 ^		11,243	11,546
2.63%, due 07/15/2017 ^		8,928	9,327
3.00%, due 07/15/2012		22,574	23,386
3.38%, due 01/15/2012 ^		4,976	5,159
Total U.S. Government Obligations (cost $629,905)			641,406

U.S. GOVERNMENT AGENCY OBLIGATIONS (50.4%)
Fannie Mae
3.41%, due 08/25/2034 *		140	133
3.50%, due 11/25/2013		17	17
3.86%, due 10/01/2044 *		73	72
5.00%, due 02/01/2038 - 04/01/2038		7,118	7,245
5.50%, due 12/01/2036 - 09/01/2038		242,205	248,143
6.00%, due 06/01/2036 - 10/01/2038		45,654	47,104
Freddie Mac
4.50%, due 05/15/2017 - 02/15/2023		390	392
4.82%, due 02/15/2019 *		4,838	4,733
5.00%, due 12/14/2018 - 02/15/2020 ^		2,945	2,942
5.50%, due 11/01/2038		2,447	2,505
Ginnie Mae
6.00%, due 04/15/2036 - 10/15/2038		8,645	8,910
Total U.S. Government Agency Obligations (cost $313,029)			322,196

FOREIGN GOVERNMENT OBLIGATIONS (3.7%)
Deutschland
4.75%, due 07/04/2040	EUR	100	148
Japanese Government CPI Linked Bond
0.80%, due 12/10/2015	JPY	397,800	3,868
1.10%, due 12/10/2016	JPY	619,150	6,085
1.20%, due 06/10/2017 - 12/10/2017	JPY	1,132,940	11,169
1.40%, due 06/10/2018	JPY	242,280	2,405
Total Foreign Government Obligations (cost $20,830)			23,675

MORTGAGE-BACKED SECURITIES (1.2%)
Banc of America Mortgage Securities, Inc.
Series 2004-1, Class 5A1
6.50%, due 09/25/2033	$74		71
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1
2.87%, due 03/25/2035 *		1,193	1,007
Series 2005-2, Class A2
2.34%, due 03/25/2035 *		526	446
Series 2005-5, Class A1
3.49%, due 08/25/2035 *		354	305
Series 2005-5, Class A2
4.55%, due 08/25/2035 *		638	541
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A
4.90%, due 12/25/2035 *		50	40
Series 2005-6, Class A1
4.05%, due 08/25/2035 *		419	356
Series 2005-6, Class A2
4.25%, due 08/25/2035 *		538	454
Series 2005-6, Class A3
4.10%, due 08/25/2035 *		76	66
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-3, Class 1A2
3.55%, due 04/25/2035 *		1,262	621
Series 2005-R2, Class 1AF1
3.60%, due 06/25/2035 -144A *		349	236
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class A2
3.48%, due 06/25/2045 *		574	260
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
4.54%, due 09/25/2035 *		1,083	891
Lehman XS Trust
Series 2006-10N, Class 1A1A
0.55%, due 07/25/2046 Џ *		35	34
Master Alternative Loans Trust
Series 2006-2, Class 2A1
0.87%, due 03/25/2036 *		983	374
Residential Accredit Loans, Inc.
Series 2006-QO6, Class A1
0.65%, due 06/25/2046 *		1,466	669
Sequoia Mortgage Trust
Series 5, Class A
0.68%, due 10/19/2026 *		154	122
Structured Asset Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1
3.47%, due 05/25/2046 *		1,193	506
WAMU Mortgage Pass-Through Certificates
Series 2003-AR9, Class 2A
4.49%, due 09/25/2033 *		1,016	873
Total Mortgage-Backed Securities (cost $10,861)			7,872

ASSET-BACKED SECURITIES (1.0%)
Chase Issuance
Series 2008-A13, Class A13
3.50%, due 09/15/2015 *		5,300	4,880
CSAB Mortgage Backed Trust
Series 2006-1, Class A6A
6.17%, due 06/25/2036		1,300	668
Equity One ABS, Inc.
Series 2004-1, Class AV2
3.56%, due 04/25/2034 *		48	15
GSAMP Trust
Series 2004-SEA2, Class A2A
3.55%, due 03/25/2034 *		45	44
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A6A
5.73%, due 10/25/2036		500	342

The notes to the financial statements are an integral part of this report.

1

Principal	Value
Small Business Administration
Series 2004-P10A, Class 1
4.50%, due 02/01/2014	$501	$493
Truman Capital Mortgage Loan Trust
Series 2004-1, Class A1
3.60%, due 01/25/2034 -144A *	9	9
Total Asset-Backed Securities (cost $7,324)	6,451

MUNICIPAL GOVERNMENT OBLIGATIONS (1.2%)
Buckeye Tobacco Settlement Financing
5.88%, due 06/01/2047	500	282
Dallas Area Rapid Transit
5.00%, due 12/01/2036	3,000	2,916
New York City Municipal Water Finance Authority
4.75%, due 06/15/2038 -Class D	200	178
5.00%, due 06/15/2038	500	475
North Texas Municipal Water District
5.00%, due 09/01/2035	2,100	1,999
State of California
5.00%, due 11/01/2037	800	710
Tobacco Settlement Financing Corp.
6.00%, due 06/01/2023	580	520
7.47%, due 06/01/2047	690	397
Total Municipal Government Obligations (cost $8,471)	7,477

CORPORATE DEBT SECURITIES (15.0%)
Capital Markets (2.6%)
Bear Stearns Cos., Inc.
6.95%, due 08/10/2012 ^	1,700	1,782
Goldman Sachs Group, Inc.
1.77%, due 06/28/2010 *	3,000	2,789
6.75%, due 10/01/2037 ^	400	304
Morgan Stanley
1.59%, due 10/18/2016 *	800	539
1.65%, due 01/09/2012 *	200	166
1.70%, due 01/09/2014 *	700	508
3.33%, due 05/14/2010 *	9,400	8,948
6.63%, due 04/01/2018 ^	1,700	1,556
Commercial Banks (6.4%)
ANZ National International, Ltd.
6.20%, due 07/19/2013 -144A	1,700	1,648
Citigroup Capital XXI
8.30%, due 12/21/2057 ^	800	415
Credit Suisse, Inc.
5.00%, due 05/15/2013 ^	7,600	7,361
HBOS PLC
6.75%, due 05/21/2018 -144A	1,000	883
National Australia Bank, Ltd.
5.35%, due 06/12/2013 -144A	1,400	1,327
Royal Bank of Scotland Group PLC
7.09%, due 09/29/2017 Ž	EUR	300	48
UBS AG
5.88%, due 12/20/2017 ^	$700	626
Unicredito Italiano Bank Ireland PLC
1.05%, due 05/15/2009 *	18,000	18,000
Wachovia Bank NA
2.13%, due 05/14/2010 *	7,300	7,021
2.88%, due 12/02/2010 *	1,200	1,118
Wells Fargo & Co.
4.38%, due 01/31/2013 ^	1,000	973
7.98%, due 03/15/2018 Ž	2,200	1,364
Wells Fargo Capital XIII
7.70%, due 03/26/2013 ^ Ž	800	574
Consumer Finance (0.5%)
American Express Co.
7.00%, due 03/19/2018 ^	1,320	1,312
8.15%, due 03/19/2038 ^	380	401
Ford Motor Credit Co. LLC
7.25%, due 10/25/2011	1,950	1,389
7.80%, due 06/01/2012 ^	150	102
Diversified Financial Services (2.7%)
Bank of America Corp.
8.13%, due 05/15/2018 ^ Ž	5,800	3,010
C10 Capital SPV, Ltd.
6.72%, due 12/31/2016 -144A ^ Ž	300	126
Citigroup Funding, Inc.
0.36%, due 04/23/2009 *	3,200	3,181
2.29%, due 05/07/2010 *	6,600	6,188
Citigroup, Inc.
2.33%, due 05/18/2011 *	1,500	1,298
General Electric Capital Corp.
6.50%, due 09/15/2067 -144A	GBP	1,900	1,595
Green Valley, Ltd.
8.99%, due 01/10/2011 -144A § *	EUR	300	368
Longpoint Re, Ltd.
8.07%, due 05/08/2010 -144A § *	$600	589
Mystic Re, Ltd.
12.81%, due 06/07/2011 -144A § *	1,000	970
Vita Capital III, Ltd.
5.00%, due 01/01/2012 -144A § *	400	358
Diversified Telecommunication Services (0.1%)
AT&T, Inc.
5.60%, due 05/15/2018 ^	600	599
Electric Utilities (0.3%)
EDF
6.50%, due 01/26/2019 -144A ^	500	519
6.95%, due 01/26/2039 -144A ^	500	516
Public Service Electric & Gas Co.
5.30%, due 05/01/2018 ^	600	580
Food Products (0.2%)
Kraft Foods, Inc.
6.00%, due 02/11/2013 ^	700	738
6.13%, due 02/01/2018	600	612
Insurance (2.0%)
American International Group, Inc.
5.05%, due 10/01/2015	1,300	943
8.18%, due 05/15/2058 -144A §	3,650	1,355
8.25%, due 08/15/2018 -144A	1,000	819
8.63%, due 05/22/2038 Reg S	GBP	500	217
ASIF I
1.00%, due 07/26/2010 *	$2,500	2,029
Foundation RE II, Ltd.
7.98%, due 11/26/2010 -144A § *	500	483
Metropolitan Life Global Funding I
1.64%, due 04/13/2009 -144A *	3,400	3,400
New York Life Global Funding
4.65%, due 05/09/2013 -144A	1,600	1,578
Pacific Life Global Funding
5.15%, due 04/15/2013 -144A	500	466
Residential Reinsurance 2007, Ltd.
9.45%, due 06/07/2010 -144A § *	1,600	1,558

The notes to the financial statements are an integral part of this report.

2

	Principal	Value
Oil, Gas & Consumable Fuels (0.1%)
GAZ Capital SA
7.34%, due 04/11/2013 -144A	$300	$254
8.15%, due 04/11/2018 -144A	400	304
Pharmaceuticals (0.1%)
GlaxoSmithKline Capital, Inc.
5.65%, due 05/15/2018 ^	400	429
Total Corporate Debt Securities (cost $106,845)		96,236

	Shares
CONVERTIBLE PREFERRED STOCK (0.0%)
Commercial Banks (0.0%)
Wells Fargo & Co. 7.50% ▲	400	255
Total Convertible Preferred Stock (cost $400)		255

	Principal
LOAN ASSIGNMENTS (0.7%)
Automobiles (0.2%)
DaimlerChrysler Finance Co.
9.00%, due 08/03/2012	$2,264	1,378
Health Care Providers & Services (0.4%)
HCA, Inc.
6.01%, due 11/18/2013	3,038	2,505
Paper & Forest Products (0.1%)
Koch Forest Products, Inc.
7.47%, due 12/20/2012	868	747
Total Loan Assignments (cost $6,056)		4,630

	Contracts G
PURCHASED OPTIONS (0.0%)
Covered Call Options (0.0%)
Fannie Mae
Call Strike $110.00
Expires 03/09/2009 §	109,100,000	23
Put Options (0.0%)
10-Year U.S. Treasury Note
Put Strike $90.00
Expires 02/20/2009	168,000	3
10-Year U.S. Treasury Note
Put Strike $80.00
Expires 02/20/2009	16,000	♦
2-Year U.S. Dollar
Put Strike $85.00
Expires 02/20/2009	14,000	♦
Total Purchased Options (cost $16)		26

	Notional Amount
PURCHASED SWAPTIONS (0.1%)
Covered Call Options (0.1%)
IRO 2-Year USD
Call Strike $3.50
Expires 02/02/2009	$9,300	344
IRO 2-Year USD
Call Strike $3.45
Expires 08/03/2009	500	15
IRO 2-Year USD
Call Strike $3.85
Expires 08/03/2009 §	1,900	70
IRO 2-Year USD
Call Strike $3.45
Expires 08/03/2009	2,800	81
Total Purchased Swaptions (cost $158)		510

	Principal
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (1.3%)
U.S. Treasury Bill
Zero Coupon, due 02/19/2009 - 06/04/2009	$8,230	8,228
Total Short-Term U.S. Government Obligations (cost $8,230)		8,228

	Shares
SECURITIES LENDING COLLATERAL (8.1%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲	51,547,951	51,548
Total Securities Lending Collateral (cost $51,548)		51,548

Total Investment Securities (cost $1,163,673) #		$1,170,510

	Contracts G
WRITTEN OPTIONS (0.0%)
Put Options - 0.0%
Eurodollar Future	110,000	(12)
Put Strike $98.50
Expires 3/16/2009
Eurodollar Future	100,000	(25)
Put Strike $98.88
Expires 3/16/2009
Total Written Options (Premiums: $17)		(37)

	Notional Amount
WRITTEN SWAPTIONS (-0.3%)
Call Options (-0.2%)
OTC Euro vs USD	4,000	(531)
Call Strike $5.37
Expires 09/20/2010
5-Year IRO USD	4,000	(345)
Call Strike $4.30
Expires 02/02/2009
5-Year IRO USD	200	(14)
Call Strike $4.15
Expires 08/03/2009
7-Year IRO USD	900	(85)
Call Strike $4.40
Expires 08/03/2009
7-Year IRO USD	600	(62)
Call Strike $4.55
Expires 08/03/2009
7-Year IRO USD	6,300	(290)
Call Strike $3.50
Expires 05/06/2009
7-Year IRO USD	3,700	(170)
Call Strike $3.50
Expires 05/06/2009

The notes to the financial statements are an integral part of this report.

3

	Notional Amount	Value
WRITTEN SWAPTIONS (continued)
Put Options (-0.1%)
OTC Euro vs USD	$4,000	$(26)
Put Strike $5.37
Expires 09/20/2010
5-Year IRO DUB	5,100	(61)
Put Strike $2.75
Expires 05/22/2009
5-Year IRO USD	3,400	(41)
Put Strike $2.75
Expires 05/22/2009
2-Year IRO USD	26,100	(159)
Put Strike $2.00
Expires 07/27/2009
Total Written Swaptions (Premiums: $809)		(1,784)

SWAP AGREEMENTS (c)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION: (1)

Reference Obligation	Fixed Deal (Pay) Rate	Expiration Date	Counterparty	Implied Credit Spread at 01/31/2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse Group Finance, Inc., 3.13%, due 09/14/2012 §	1.45%	06/20/2013	BPS	164.74	$2,500	$15	$—	$15
Credit Suisse Group Finance, Inc., 3.13%, due 09/14/2012 §	1.60%	06/20/2013	BRC	160	3,600	—	—	—
Goldman Sachs Group, Inc., 6.60%, due 01/15/2012	0.75%	09/20/2012	MYC	309.72	500	(35)	—	(35)
						$(20)	$—	$(20)

The notes to the financial statements are an integral part of this report.

4

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION: (2)

Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread at 01/31/2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc., 6.25%, due 05/01/2036	5.00%	12/20/2013	DUB	482.14	$6,500	$83	$(666)	$749
Bear Stearns Co Inc, 6.63% due 01/08/2012	0.72%	09/20/2012	CBK	121.55	800	(12)	—	(12)
CIT Group, Inc., 5.65%, due 02/13/2017	5.00%	12/20/2013	MEI	713.37	1,600	(114)	(368)	254
Ford Motor Credit, 7.00%, due 10/01/2013	3.80%	09/20/2012	MYC	1355.11	500	(120)	—	(120)
General Electric Capital Corp., 5.63%, due 09/15/2017	3.73%	12/20/2013	CBK	408.01	8,100	(32)	—	(32)
General Electric Capital Corp., 6.00%, due 06/15/2012	1.01%	03/20/2013	BRC	431.9	2,800	(295)	—	(295)
GMAC LLC, 6.88%, due 08/28/2012	6.85%	06/20/2012	MYC	1040.33	300	(24)	—	(24)
GMAC LLC, 6.88%, due 08/28/2012	3.05%	09/20/2012	BRC	1029.26	100	(19)	—	(19)
GMAC LLC, 6.88%, due 08/28/2012	3.80%	09/20/2012	BRC	1355.11	300	(72)	—	(72)
GMAC LLC, 6.88%, due 08/28/2012	3.05%	09/20/2012	GST	1029.26	700	(133)	—	(133)
GMAC LLC, 6.88%, due 08/28/2012	6.69%	09/20/2012	BOA	1029.26	400	(31)	—	(31)
GMAC LLC, 6.88%, due 08/28/2012 §	5.00%	09/20/2012	CBK	1029.26	600	80	—	80
GMAC LLC, 6.88%, due 08/28/2012	5.35%	09/20/2012	GST	1029.26	3,400	(422)	—	(422)
GMAC LLC, 6.88%, due 08/28/2012	1.13%	12/20/2012	MYC	112.49	400	1	—	1
						$(1,110)	$(1,034)	$(76)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (2)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Currency Code	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY-9 Index	6.35%	12/20/2012	DUB	—	$900	$(219)	$—	$(219)
Commercial Mortgage Backed Index	0.08%	12/13/2049	MYC	—	4,200	(1,369)	(673)	(696)
Dow Jones CDX.HY-9 Index	6.57%	12/20/2012	MYC	—	1,300	(308)	—	(308)
Dow Jones CDX.HY-9 Index	6.51%	12/20/2012	MEI	—	200	(48)	—	(48)
Dow Jones CDX.IG.9 Index	6.55%	12/20/2012	BRC	—	1,400	560	—	560
Dow Jones CDX.IG.9 Index	0.99%	12/20/2012	DUB	—	1,100	(3)	—	(3)
Dow Jones CDX.IG.9 Index	6.69%	12/20/2012	MEI	—	400	(93)	—	(93)
						$(1,480)	$(673)	$(807)

The notes to the financial statements are an integral part of this report.

5

INTEREST RATE SWAP AGREEMENTS - RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Currency Code	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
3-month USD-LIBOR	5.00%	12/20/2021	DUB	—	$1,200	$(227)	$80	$(307)
3-month USD-LIBOR	5.00%	12/17/2028	MYC	—	1,300	(311)	8	(319)
3-month USD-LIBOR	3.00%	06/17/2029	CBK	—	3,700	237	(316)	553
3-month USD-LIBOR	3.00%	06/17/2029	FBF	—	700	45	(43)	88
3-month USD-LIBOR	3.00%	06/17/2029	RYL	—	500	32	(23)	55
3-month USD-LIBOR	5.00%	12/17/2038	MLC	—	24,700	(7,645)	976	(8,621)
3-month USD-LIBOR	5.00%	12/17/2038	RYL	—	6,100	(1,888)	5	(1,893)
3-month USD-LIBOR	5.00%	12/17/2038	CBK	—	8,600	(2,662)	64	(2,726)
3-month USD-LIBOR	5.00%	12/17/2038	MYC	—	600	(186)	(39)	(147)
6-month GBP-LIBOR	4.00%	12/15/2035	FBF	GBP	1,400	12	30	(18)
6-month GBP-LIBOR	4.00%	12/15/2035	BRC	GBP	3,300	(13)	65	(78)
6-month GBP-LIBOR	5.00%	03/18/2039	GLM	GBP	800	(273)	(92)	(181)
6-month GBP-LIBOR	5.00%	03/18/2039	BRC	GBP	800	(272)	(81)	(191)
6-month GBP-LIBOR	4.50%	03/18/2039	HUS	GBP	1,500	(317)	(119)	(198)
6-month USD-LIBOR	5.00%	12/17/2028	BRC	—	2,500	(600)	(31)	(569)
6-month USD-LIBOR	5.00%	12/17/2038	BRC	—	1,600	(495)	—	(495)
BRL-CDI	14.77%	01/02/2012	MLC	BRL	1,100	26	2	24
BRL-CDI	14.77%	01/02/2012	HUS	BRL	200	4	1	3
FRC Excluding Tobacco-Non-Revised CPI	2.10%	10/15/2010	BRC	EUR	5,000	220	(4)	224
FRC- Excluding Tobacco-Non-Revised CPI §	2.04%	02/21/2011	BPS	EUR	5,500	197	—	197
FRC- Excluding Tobacco-Non-Revised CPI §	2.03%	10/15/2011	JPM	EUR	1,400	44	—	44
FRC- Excluding Tobacco-Non-Revised CPI	2.28%	10/15/2016	UAG	EUR	1,400	17	—	17
FRC-Excluding Tobacco-Non-Revised CPI §	1.96%	04/05/2012	BRC	EUR	200	2	—	2
						$(14,053)	$483	$(14,536)

The notes to the financial statements are an integral part of this report.

6

INTEREST RATE SWAP AGREEMENTS - PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Currency Code	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
3-month AUD- Bank Bill Rate	7.50%	03/15/2010	UAG	AUD	$38,600	$1,043	$4	$1,039
3-month USD-LIBOR	7.00%	12/15/2009	BRC	AUD	8,900	185	4	181
3-month USD-LIBOR	4.00%	12/17/2013	RYL	—	7,500	542	(161)	703
3-month USD-LIBOR	4.00%	12/17/2013	MYC	—	12,800	925	(239)	1,164
3-month USD-LIBOR	5.00%	12/17/2015	MLC	—	2,500	358	200	158
3-month USD-LIBOR	2.35%	10/15/2016	JPM	EUR	1,300	(40)	—	(40)
3-month USD-LIBOR	4.25%	06/12/2036	HUS	GBP	1,300	(159)	—	(159)
6-month AUD-Bank Bill Rate	7.00%	12/15/2009	MYC	AUD	9,600	200	5	195
6-month AUD-Bank Bill Rate	6.50%	01/15/2010	JPM	AUD	1,700	32	(1)	33
6-month AUD-Bank Bill Rate	6.50%	01/15/2010	RBC	AUD	1,100	21	(1)	22
6-month AUD-Bank Bill Rate	6.50%	01/15/2010	DUB	AUD	10,400	200	(28)	228
6-month AUD-Bank Bill Rate	6.50%	01/15/2010	CBK	AUD	2,700	52	(2)	54
6-month AUD-Bank Bill Rate	7.00%	06/15/2010	DUB	AUD	30,700	1,016	2	1,014
6-month EURIBOR	4.50%	03/19/2010	MYC	EUR	10,700	243	(6)	249
6-month GBP - LIBOR	4.50%	03/18/2011	GLM	EUR	3,300	178	(7)	185
6-month GBP-LIBOR	5.00%	06/15/2009	BRC	GBP	2,800	33	(29)	62
6-month GBP-LIBOR	6.00%	03/20/2010	DUB	GBP	5,100	303	86	217
6-month GBP-LIBOR	5.00%	09/15/2010	RYL	GBP	5,100	297	(159)	456
6-month GBP-LIBOR	5.00%	09/15/2010	FBF	GBP	3,400	198	(101)	299
6-month GBP-LIBOR	5.00%	03/20/2013	DUB	GBP	3,800	433	32	401
6-month GBP-LIBOR	5.00%	09/17/2013	MYC	GBP	1,900	230	(30)	260
6-month GBP-LIBOR	5.00%	03/18/2014	HUS	GBP	5,800	773	53	720
6-month-EURIBOR	4.50%	03/19/2010	DUB	EUR	10,700	243	(6)	249
BRL-CDI	12.41%	01/04/2010	UAG	BRL	2,000	—	6	(6)
BRL-CDI	10.12%	01/02/2012	MYC	BRL	3,000	(83)	(25)	(58)
BRL-CDI	10.58%	01/02/2012	UAG	BRL	14,400	(294)	(4)	(290)
BRL-CDI	12.54%	01/02/2012	MYC	BRL	1,700	7	(5)	12
BRL-CDI	12.54%	01/02/2012	MLC	BRL	27,600	115	(124)	239
BRL-CDI	10.68%	01/02/2012	BRC	BRL	14,800	(283)	(129)	(154)
CPTFEMU Index §	2.35%	10/15/2016	UAG	EUR	1,400	(44)	—	(44)
FRC- Excluding Tobacco-Non-Revised CPI §	1.98%	03/15/2012	BPS	EUR	1,100	18	2	16
FRC- Excluding Tobacco-Non-Revised CPI §	2.10%	10/15/2011	UAG	EUR	3,600	127	—	127
FRC-Excluding Tobacco-Non-Revised CPI §	1.95%	03/15/2012	BRC	EUR	700	9	1	8
FRC-Excluding Tobacco-Non-Revised CPI §	1.96%	03/28/2012	RYL	EUR	200	3	—	3
FRC-Excluding Tobacco-Non-Revised CPI §	1.95%	03/30/2012	RYL	EUR	700	8	—	8
FRC-Excluding Tobacco-Non-Revised CPI §	1.98%	04/30/2012	BRC	EUR	500	6	—	6
FRC-Excluding Tobacco-Non-Revised CPI	3.44%	09/10/2027	RYL	GBP	700	(63)	—	(63)
FRC—Excluding Tobacco-Non-Revised CPI §	1.97%	12/15/2011	GLM	EUR	7,400	135	(15)	150
FRC—Excluding Tobacco-Non-Revised CPI §	1.99%	12/15/2011	BPS	EUR	2,900	57	—	57
ICAP CMM FRA Fixing Rate §	3.11%	01/03/2018	GLM	GBP	2,100	14	—	14
ICAP CMM FRA Fixing Rate	5.50%	05/21/2009	RYL	—	2,100	(279)	81	(360)

The notes to the financial statements are an integral part of this report.

7

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Currency Code	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
MXN Peso TIIE-Banxico	5.00%	12/19/2009	BRC	GBP	$17,800	$667	$(46)	$713
U.K. - Retail Price Index §	2.98%	03/06/2018	MYC	—	2,300	277	—	277
U.K. - Retail Price Index	3.18%	12/19/2017	RYL	GBP	3,500	65	2	63
USA-Non-Revised CPI - Urban §	3.25%	12/14/2017	BRC	GBP	2,300	65	9	56
USA-Non-Revised CPI - Urban §	2.71%	01/08/2018	BPS	—	5,000	424	—	424
						$8,257	$(631)	$8,888

FUTURES CONTRACTS: (b)

Description	Contracts Г	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	184	03/20/2009	$(794)
2-Year U.S. Treasury Note	7	03/31/2009	11
3-Month Euro EURIBOR	47	12/14/2009	347
3-Month Euro EURIBOR	47	09/14/2009	363
3-Month Euro EURIBOR	108	06/15/2009	831
3-Month LIBOR GBP	35	03/18/2009	227
90-Day Euro	93	03/15/2010	416
90-Day Euro	34	06/14/2010	143
90-Day Euro	567	06/15/2009	3,083
90-Day Euro	234	12/14/2009	1,254
90-Day Euro	349	09/14/2009	2,336
90-Day Sterling	174	06/17/2009	1,280
Euro-BUND	102	02/20/2009	(1)
			$9,496

The notes to the financial statements are an integral part of this report.

8

FORWARD FOREIGN CURRENCY CONTRACTS: (a)

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	(1,113)	02/13/2009	$(753)	$46
Australian Dollar	(3,370)	02/19/2009	(2,220)	82
Brazilian Real	18,905	02/03/2009	8,280	(138)
Brazilian Real	(19,740)	02/03/2009	(8,521)	19
Brazilian Real	6,205	06/02/2009	2,639	(51)
Brazilian Real	(5,370)	06/02/2009	(2,197)	(43)
British Pound Sterling	(4,156)	02/26/2009	(6,300)	280
Chinese Yuan Renminbi	43,219	03/02/2009	6,107	188
Chinese Yuan Renminbi	(43,219)	03/02/2009	(6,182)	(113)
Chinese Yuan Renminbi	4,908	05/06/2009	709	1
Chinese Yuan Renminbi	13,902	07/15/2009	2,143	(143)
Chinese Yuan Renminbi	18,474	09/08/2009	2,730	(82)
Chinese Yuan Renminbi	(1,341)	09/08/2009	(192)	♦
Euro	444	02/12/2009	584	(15)
Euro	(2,812)	02/12/2009	(3,855)	255
Japanese Yen	(1,905,736)	03/05/2009	(20,330)	(898)
Malaysian Ringgit	2,301	02/12/2009	720	(83)
Malaysian Ringgit	(2,301)	02/12/2009	(659)	22
Malaysian Ringgit	92	08/12/2009	26	(1)
Mexican Peso	3,321	05/19/2009	302	(75)
Mexican Peso	(3,625)	05/19/2009	(257)	10
Philippines Peso	8,632	02/06/2009	191	(9)
Philippines Peso	(9,432)	02/06/2009	(196)	(3)
Philippines Peso	(588)	08/06/2009	(12)	♦
Poland Zloty	7,517	05/06/2009	3,330	(1,185)
Poland Zloty	(7,517)	05/06/2009	(2,454)	308
Russian Ruble	1,230	05/06/2009	50	(18)
Russian Ruble	(1,230)	05/06/2009	(36)	5
Singapore Dollar	3,490	04/14/2009	2,378	(66)
Singapore Dollar	(3,490)	04/14/2009	(2,337)	25
Singapore Dollar	506	07/30/2009	350	(14)
Singapore Dollar	(506)	07/30/2009	(339)	3
Swiss Franc	(640)	03/05/2009	(537)	(15)
				$(1,708)

The notes to the financial statements are an integral part of this report.

9

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $50,512.
*	Floating or variable rate note. Rate is listed as of 01/30/2009.
Џ	In default.
Ž	The security has a perpetual maturity. The date shown is the next call date.
§	Illiquid. At 01/31/2009, illiquid investment securities aggregated $5,774, or 0.90%, and illiquid derivatives aggregated $1,437, or 0.22%, of the Fund’s net assets.
Г	Contract Amounts are not in thousands.
▲	Rate shown reflects the yield at 01/30/2009.
♦	Value and/or principal is less than $1.
#

Aggregate cost for federal income tax purposes is $1,163,673. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $25,705 and $18,868, respectively. Net unrealized appreciation for tax purposes is $6,837.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(a)	$7,430 due to broker to cover margin requirements for open forward foreign currency contracts.

(b)	$684 on deposit at custodian to cover margin requirements for open future contracts.

(c)	Securities with a value of $2,668 are segregated with the custodian and $310 due to broker to cover margin requirements for open swap contracts.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2009, these securities aggregated $19,361, or 3.03%, of the Fund’s net assets.

AUD	Australian Dollar
BOA	Bank of America
BPS	BNP Paribas
BRC	Barclays Bank PLC
BRL	Brazilian Real
CBK	Citibank N.A.
CDI	Credit Default Index
CDX	A series of indices that track North American and emerging market credit derivative indexes.
CMM	Constant Maturity Mortgage
CPI	Consumer Price Index
CPTFEMU	Eurostat Eurozone HICP (Harmonized Index of Consumer prices) Ex Tobacco Index
DUB	Deutsche Bank AG
EUR	Euro
EURIBOR	Euro InterBank Offered Rate
FBF	Credit Suisse
FRA	Forward Rate Agreement
FRC	France
GBP	British Pound Sterling

The notes to the financial statements are an integral part of this report.

10

GLM	Goldman Sachs Capital Markets
GST	Goldman Sachs Capital Markets
HUS	HSBC Bank USA
ICAP

The world’s largest interdealer brokerage, is a wholesale broker of over-the-counter (OTC) derivatives, money markets, and securities, focusing on such markets as foreign exchange, energy, credit, and equities.

IRO	Interest Rate Option
JPM	JPMorgan Chase Bank
JPY	Japanese Yen
LIBOR	London InterBank Offered Rate
LLC	Limited Liability Company
MEI	Merrill Lynch International
MLC	Merrill Lynch Capital Services
MXN	Mexican Peso
MYC	Morgan Stanley Capital Services
PLC	Public Limited Company
RBC	Royal Bank of Canada
RYL	Royal Bank of Scotland PLC
TIPS	Treasury Inflation-Protected Securities
UAG	UBS AG

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities			Total Investments in Securities	Other Financial Instruments*
Level 1	Level 2	Level 3	(net of Written Options and Swaptions)	Level 1	Level 2	Level 3
$51,829	$1,116,860	$—	$1,168,689	$9,496	$(5,732)	$(817)

*Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

11

Transamerica PIMCO Total Return

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (17.8%)
U.S. Treasury Bond
4.50%, due 05/15/2038 ^	$1,900		$2,206
5.00%, due 05/15/2037		4,400	5,423
5.25%, due 11/15/2028		500	591
7.13%, due 02/15/2023 ^		14,100	19,049
7.25%, due 08/15/2022 ^		2,800	3,804
8.00%, due 11/15/2021 ^		8,700	12,408
8.88%, due 08/15/2017		2,300	3,260
U.S. Treasury Inflation Indexed Bond, TIPS
1.75%, due 01/15/2028 ^		1,015	904
2.00%, due 01/15/2026 ^		2,679	2,481
2.38%, due 01/15/2025 ^		1,196	1,169
2.50%, due 01/15/2029		5,297	5,334
3.63%, due 04/15/2028 ^		395	455
U.S. Treasury Inflation Indexed Note, TIPS
1.63%, due 01/15/2015 ^		557	540
1.88%, due 07/15/2015 ^		547	539
2.00%, due 07/15/2014 ^		564	561
2.13%, due 01/15/2019		5,912	6,130
2.38%, due 01/15/2017 ^		2,426	2,473
2.50%, due 07/15/2016 ^		1,474	1,514
2.63%, due 07/15/2017 ^		3,592	3,752
U.S. Treasury STRIP
Zero Coupon, due 08/15/2020 ^		48,000	28,955
Total U.S. Government Obligations (cost $97,972)			101,548

U.S. GOVERNMENT AGENCY OBLIGATIONS (101.9%)
Fannie Mae
3.25%, due 10/01/2044 *		928	918
3.36%, due 01/25/2021 *		913	895
3.61%, due 09/25/2042 *		591	513
3.77%, due 03/01/2034 *		567	569
3.84%, due 07/25/2034 Ī § *		3,121	346
3.86%, due 03/01/2044 *		1,941	1,922
4.00%, due 07/01/2015		2,007	2,024
4.37%, due 11/01/2033 *		284	284
4.50%, due 02/01/2038 - 03/01/2038		3,948	3,979
4.70%, due 09/01/2035 *		1,276	1,273
4.72%, due 07/01/2035 *		1,063	1,079
4.88%, due 01/01/2028 *		66	65
5.00%, due 06/01/2013 - 04/01/2036		24,732	25,258
5.17%, due 01/01/2026 *		4	4
5.48%, due 06/01/2037 *		9,259	9,594
5.50%, due 07/01/2016 - 06/01/2038		93,048	95,394
6.00%, due 10/01/2034 - 11/01/2037		3,947	4,073
6.30%, due 10/17/2038		1,270	1,268
6.50%, due 08/01/2029		616	647
6.63%, due 11/15/2030 ^		6,100	7,820
Fannie Mae, TBA
4.00%, due 12/01/2099		11,000	11,048
4.50%, due 12/01/2099 - 12/01/2099		24,000	24,034
5.00%, due 02/01/2022 - 03/01/2038		74,900	76,001
5.50%, due 02/01/2038 - 03/01/2038		162,200	165,930
6.00%, due 02/01/2038		5,000	5,184
Freddie Mac
3.68%, due 10/25/2044 *		598	569
3.88%, due 07/25/2044 *		627	557
4.00%, due 05/01/2014		675	681
4.17%, due 03/01/2034 *		328	323
4.23%, due 03/01/2034 *		290	286
4.46%, due 11/01/2033 *		279	280
4.50%, due 06/15/2017 - 09/15/2018		3,463	3,531
4.74%, due 09/01/2035 *		1,221	1,241
5.00%, due 02/15/2020 - 04/15/2030		20,491	20,878
5.09%, due 01/01/2036 *		6,403	6,468
5.30%, due 09/01/2035 *		955	977
5.50%, due 03/15/2017 - 08/01/2038		16,045	16,431
6.50%, due 04/15/2029 - 07/25/2043		39	41
Ginnie Mae
5.38%, due 05/20/2024 *		67	68
6.23%, due 04/16/2033 - 10/16/2033 Ī § *		2,882	271
6.24%, due 09/20/2034 Ī § *		2,681	203
6.27%, due 08/16/2033 Ī § *		3,676	364
6.50%, due 07/15/2023 - 06/20/2032		321	337
Ginnie Mae, TBA
5.00%, due 12/15/2099		12,000	12,184
5.50%, due 02/01/2036		4,200	4,302
6.00%, due 12/01/2099		31,000	31,891
6.50%, due 12/01/2099		34,500	35,760
Overseas Private Investment Corp.
5.10%, due 12/10/2012 Ψ		2,600	2,611
Total U.S. Government Agency Obligations (cost $576,404)			580,376

FOREIGN GOVERNMENT OBLIGATIONS (5.8%)
Bundesrepublik Deutschland
4.25%, due 07/04/2039	EUR	2,400	3,263
4.75%, due 07/04/2034	EUR	5,300	7,474
5.50%, due 01/04/2031	EUR	5,900	8,949
Korea Expressway Corp.
5.13%, due 05/20/2015 -144A		$200	169
Malaysia Government Bond
7.50%, due 07/15/2011		10	11
Province of Ontario Canada
4.70%, due 06/02/2037	CAD	2,400	1,921
6.20%, due 06/02/2031	CAD	4,000	3,760
6.50%, due 03/08/2029	CAD	7,500	7,240
Republic of Brazil
10.25%, due 01/10/2028	BRL	1,000	408
Republic of South Africa
5.25%, due 05/16/2013	EUR	90	107
Total Foreign Government Obligations (cost $34,274)			33,302

MORTGAGE-BACKED SECURITIES (9.6%)
American Home Mortgage Assets
Series 2006-2, Class 2A1		$1,266	507
3.45%, due 09/25/2046 *
Series 2006-4, Class 1A12		2,964	1,042
0.68%, due 10/25/2046 *

The notes to the financial statements are an integral part of this report.

	Principal	Value
Banc of America Funding Corp.
Series 2005-D, Class A1
4.16%, due 05/25/2035 *	$1,470	$1,193
Series 2006-J, Class 4A1
6.12%, due 01/20/2047	157	91
BCAP LLC Trust
Series 2006-AA2, Class A1
0.64%, due 01/25/2037 *	744	306
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
4.53%, due 08/25/2033	1,786	1,422
Series 2003-8, Class 2A1
5.45%, due 01/25/2034 *	31	24
Series 2003-8, Class 4A1
5.18%, due 01/25/2034	183	127
Series 2005-2, Class A2
4.13%, due 03/25/2035 *	1,547	1,313
Series 2005-5, Class A2
4.55%, due 08/25/2035 *	467	397
Series 2005-7, Class 22A1
5.49%, due 09/25/2035	394	217
Series 2005-9, Class A1
4.63%, due 10/25/2035 *	772	623
Series 2006-6, Class 32A1
5.75%, due 11/25/2036	453	231
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18, Class A4
5.70%, due 06/11/2050	800	588
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
5.66%, due 01/26/2036	404	254
CC Mortgage Funding Corp.
Series 2004-3A, Class A1
3.51%, due 08/25/2035 -144A *	320	210
Citigroup Commercial Mortgage Trust
Series 2006-FL2, Class A1
0.40%, due 08/15/2021 -144A *	6	5
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2
4.25%, due 08/25/2035 *	538	454
Series 2006-AR1, Class 1A1
4.90%, due 10/25/2035 *	1,535	1,041
Series 2007-10, Class 22AA
6.01%, due 09/25/2037	2,934	1,681
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, due 10/25/2032	8	7
Series 2005-11CB, Class 2A8
4.50%, due 06/25/2035	243	237
Series 2005-81, Class A1
0.75%, due 02/25/2037 *	761	377
Series 2006-30T1, Class 1A3
6.25%, due 11/25/2036	734	499
Series 2006-J8, Class A2
6.00%, due 02/25/2037	643	357
Series 2006-OA17, Class 1A1A
0.70%, due 12/20/2046 *	2,921	1,273
Series 2007-2CB, Class 1A13
5.75%, due 03/25/2037 *	700	298
Series 2007-HY4, Class 1A1
5.40%, due 06/25/2037	1,382	819
Series 2007-OA6, Class A1B
3.46%, due 06/25/2037 *	1,468	592
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-30, Class M
5.31%, due 10/19/2032 *	18	15
Series 2004-12, Class 12A1
4.71%, due 08/25/2034	671	460
Series 2004-R1, Class 2A
6.50%, due 11/25/2034 -144A	817	787
Series 2005-R2, Class 1AF1
0.73%, due 06/25/2035 -144A *	2,390	1,620
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A
3.20%, due 03/25/2032 -144A *	1	1
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, due 09/15/2039	2,800	1,813
CS First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1
4.95%, due 06/25/2033	1,295	1,111
Deutsche Alt-A Securities, Inc.
Series 2005-6, Class 2A3
5.50%, due 12/25/2035	900	470
Series 2006-AR6, Class A1
3.34%, due 02/25/2037 *	494	450
Series 2007-AR1, Class A3B
3.33%, due 01/25/2047 *	735	655
First Horizon Alternative Mortgage Securities
Series 2007-FA4, Class 1A8
6.25%, due 08/25/2037	625	474
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1
5.35%, due 08/25/2035 *	111	90
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.44%, due 03/10/2039	1,000	682
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1
0.52%, due 03/06/2020 -144A *	820	608
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
4.54%, due 09/25/2035 *	223	183
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
0.82%, due 03/19/2036 *	2,012	863
Series 2006-12, Class 2A11
0.45%, due 01/19/2038 *	394	355
Series 2006-12, Class 2A2A
0.52%, due 01/19/2038 *	966	415
Series 2006-6, Class 5A1A
5.90%, due 08/19/2036	976	526
Series 2007-1, Class 2A1A
0.71%, due 04/19/2038 *	1,515	612
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
5.06%, due 12/25/2034	62	50
Series 2006-AR14, Class 1A1A
3.35%, due 11/25/2046 *	593	544

The notes to the financial statements are an integral part of this report.

	Principal	Value
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH3, Class A5
1.66%, due 03/01/2037 *	$3,500	$1,122
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
5.02%, due 02/25/2035 *	424	346
Series 2007-A1, Class 5A5
4.77%, due 07/25/2035 *	1,448	1,122
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, due 09/15/2045	1,900	1,249
Lehman XS Trust
Series 2006-10N, Class 1A1A
0.55%, due 07/25/2046 Џ *	48	47
Luminent Mortgage Trust
Series 2006-6, Class 2A1
3.41%, due 10/25/2046	918	375
Master Alternative Loans Trust
Series 2006-2, Class 2A1
0.87%, due 03/25/2036 *	207	79
Mellon Residential Funding Corp.
Series 2000-TBC3, Class A1
5.00%, due 12/15/2030 *	573	457
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A
0.68%, due 02/25/2036 *	213	113
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, due 09/12/2049	1,500	939
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 3A
1.47%, due 10/25/2035 *	53	39
Series 2005-3, Class 4A
0.72%, due 11/25/2035 *	57	41
Morgan Stanley Capital I
Series 2007-XLFA, Class A1
1.26%, due 10/15/2020 -144A *	753	573
Residential Accredit Loans, Inc.
Series 2006-QO3, Class A1
0.60%, due 04/25/2046 *	698	305
Series 2006-QO6, Class A1
0.65%, due 06/25/2046 *	440	201
Series 2006-QO7, Class 3A1
0.57%, due 09/25/2046 *	522	371
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.87%, due 01/25/2046 *	425	191
Residential Funding Mortgage Securities I
Series 2003-S9, Class A1
6.50%, due 03/25/2032	8	8
Sequoia Mortgage Trust
Series 10, Class 2A1
0.89%, due 10/20/2027 *	43	33
Series 2007-1, Class 1A1
5.76%, due 01/20/2047	937	667
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-19, Class 2A1
3.88%, due 01/25/2035 *	262	114
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
0.99%, due 09/19/2032 *	27	19
Series 2005-AR5, Class A1
0.83%, due 07/19/2035 *	43	21
Series 2005-AR5, Class A2
0.83%, due 07/19/2035 *	85	64
Series 2005-AR5, Class A3
0.83%, due 07/19/2035 *	158	106
Series 2005-AR8, Class A1A
0.75%, due 02/25/2036 *	711	339
Series 2006-AR3, Class 12A1
0.69%, due 05/25/2036 *	822	360
Series 2006-AR6, Class 2A1
0.66%, due 07/25/2046 *	2,908	1,286
Structured Asset Securities Corp.
Series 2003-22A, Class 2A1
4.76%, due 06/25/2033	1,574	1,197
TBW Mortgage Backed Pass-Through Certificates
Series 2006-6, Class A1
0.58%, due 01/25/2037 *	484	450
Thornburg Mortgage Securities Trust
Series 2006-6, Class A1
3.37%, due 11/25/2046 *	901	751
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1
1.29%, due 09/15/2021 -144A *	1,330	935
Series 2007-C30, Class A5
5.34%, due 12/15/2043	2,100	1,066
WAMU Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
4.38%, due 02/27/2034 *	30	24
Series 2002-AR9, Class 1A
4.07%, due 08/25/2042 *	16	10
Series 2003-AR5, Class A7
4.56%, due 06/25/2033 *	999	896
Series 2003-AR9, Class 2A
4.49%, due 09/25/2033 *	2,006	1,720
Series 2003-R1, Class A1
1.01%, due 12/25/2027 *	1,031	854
Series 2005-AR11, Class A1A
3.58%, due 08/25/2045 *	784	426
Series 2006-AR19, Class 1A
3.41%, due 01/25/2047 *	1,379	469
Series 2006-AR19, Class 1A1A
2.99%, due 01/25/2047 *	1,174	488
Series 2006-AR9, Class 2A
4.66%, due 08/25/2046 *	749	393
Series 2007-HY1, Class 4A1
5.45%, due 02/25/2037	2,899	1,678
Series 2007-OA1, Class A1A
2.96%, due 02/25/2047 *	2,935	1,012
Wells Fargo Mortgage Backed Securities Trust
Series 2003-13, Class A5
4.50%, due 11/25/2018	596	563
Series 2004-CC, Class A1
4.96%, due 01/25/2035 *	526	434
Series 2006-AR11, Class A2
5.51%, due 08/25/2036	308	226

The notes to the financial statements are an integral part of this report.

	Principal	Value
Wells Fargo Mortgage Backed Securities Trust (continued)
Series 2006-AR4, Class 2A6
5.78%, due 04/25/2036 *	$371	$136
Series 2006-AR8, Class 2A4
5.24%, due 04/25/2036	1,721	1,287
Total Mortgage-Backed Securities (cost $77,926)		54,571

ASSET-BACKED SECURITIES (4.7%)
Accredited Mortgage Loan Trust
Series 2007-1, Class A1
3.31%, due 02/25/2037 *	779	692
ACE Securities Corp.
Series 2006-NC1, Class A2B
3.41%, due 12/25/2035 *	314	300
Series 2006-NC3, Class A2A
3.31%, due 12/25/2036 *	309	283
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.76%, due 07/25/2032 *	4	1
Argent Securities, Inc.
Series 2006-M3, Class A2A
3.31%, due 10/25/2036 *	150	144
Asset Backed Funding Certificates
Series 2004-OPT5, Class A1
3.61%, due 06/25/2034 *	406	210
Series 2006-HE1, Class A2A
0.53%, due 01/25/2037 *	510	443
Series 2006-OPT2, Class A3A
3.32%, due 10/25/2036 *	128	125
Aurum CLO
Series 2002-1A, Class A1
1.52%, due 04/15/2014 -144A *	1,224	1,074
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
1.13%, due 10/25/2032 *	26	15
Series 2006-SD4, Class 1A1
5.28%, due 10/25/2036	1,078	814
Series 2007-AQ1, Class A1
3.37%, due 11/25/2036 *	1,205	917
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A1
3.31%, due 10/25/2036 *	380	366
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WFH3, Class A2
0.57%, due 10/25/2036 *	999	881
Series 2007-AHL1, Class A2A
0.51%, due 12/25/2036 *	1,074	930
Countrywide Asset-Backed Certificates
Series 2006-23, Class 2A1
3.31%, due 05/25/2037 *	1,064	994
Series 2006-26, Class 2A1
3.34%, due 06/25/2037 *	853	788
Series 2006-SD1, Class A1
0.63%, due 02/25/2036 -144A *	85	79
Series 2007-1, Class 2A1
3.31%, due 07/25/2037 *	1,076	940
Series 2007-7, Class 2A1
3.34%, due 10/25/2037 *	200	177
Credit-Based Asset Servicing And Securitization LLC
Series 2007-CB1, Class AF1A
3.33%, due 01/25/2037 *	1,002	706
Series 2007-SP1, Class A1
3.35%, due 12/25/2037 -144A *	522	485
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF1, Class A2C
3.63%, due 12/25/2034 *	118	74
Series 2007-FF1, Class A2A
3.30%, due 01/25/2038 *	706	651
Fremont Home Loan Trust
Series 2006-E, Class 2A1
0.53%, due 01/25/2037 *	735	627
GSAMP Trust
Series 2006-S2, Class A1A
3.33%, due 01/25/2036 *	1	1
HFC Home Equity Loan Asset Backed Certificates
Series 2006-4, Class A1V
4.35%, due 03/20/2036 *	110	106
Home Equity Asset Trust
Series 2002-1, Class A4
1.07%, due 11/25/2032 *	1	♦
HSI Asset Securitization Corp. Trust
Series 2007-OPT1, Class 2A1
3.31%, due 12/25/2036 *	938	841
JPMorgan Mortgage Acquisition Corp.
Series 2006-CH1, Class A2
3.25%, due 07/25/2036 *	246	227
Series 2006-CH2, Class AV2
3.31%, due 10/25/2036 *	1,466	1,301
Lehman XS Trust
Series 2006-16N, Class A1A
0.55%, due 11/25/2046 *	476	443
Series 2006-17, Class WF11
0.59%, due 11/25/2036 *	225	215
Long Beach Mortgage Loan Trust
Series 2006-9, Class 2A1
0.53%, due 10/25/2036 *	281	268
Merrill Lynch Mortgage Investors, Inc.
Series 2006-FF1, Class A2A
0.54%, due 08/25/2036 *	171	163
MID-State Trust
Series 4, Class A
8.33%, due 04/01/2030	291	253
Morgan Stanley ABS Capital I
Series 2006-HE8, Class A2A
3.31%, due 10/25/2036 *	320	303
Series 2007-NC1, Class A2A
3.31%, due 11/25/2036 *	535	505
Morgan Stanley Capital I
Series 2006-HE7, Class A2A
0.52%, due 09/25/2036 *	255	241
Series 2007-HE2, Class A2A
0.51%, due 01/25/2037 *	839	768
Morgan Stanley Home Equity Loans
Series 2007-1, Class A1
0.52%, due 12/25/2036 *	1,287	1,175
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1
6.00%, due 07/25/2047	623	398

The notes to the financial statements are an integral part of this report.

		Principal	Value
Morgan Stanley Mortgage Loan Trust (continued)
Series 2007-3XS, Class 2A1A
0.54%, due 01/25/2047 *		$1,135	$1,057
Series 2007-8XS, Class A1
5.75%, due 04/25/2037		685	487
Nationstar Home Equity Loan Trust
Series 2007-A, Class AV1
3.32%, due 03/25/2037 *		523	479
New Century Home Equity Loan Trust
Series 2006-1, Class A2B
1.58%, due 05/25/2036 *		249	174
Option One Mortgage Loan Trust
Series 2007-1, Class 2A1
3.31%, due 01/25/2037 *		392	367
Park Place Securities, Inc.
Series 2005-WCW1, Class A1B
3.52%, due 09/25/2035 *		77	54
Residential Asset Securities Corp.
Series 2006-EMX9, Class 1A1
3.33%, due 11/25/2036 *		248	240
Series 2006-KS9, Class AI1
3.33%, due 11/25/2036 *		230	219
Series 2007-KS2, Class AI1
3.33%, due 02/25/2037 *		1,241	1,093
Saxon Asset Securities Trust
Series 2006-3, Class A1
3.32%, due 10/25/2046 *		182	173
SBI Heloc Trust
Series 2006-1A, Class 1A2A
3.43%, due 08/25/2036 -144A *		63	55
Securitized Asset Backed Receivables LLC Trust
Series 2007-HE1, Class A2A
3.32%, due 12/25/2036 *		185	159
SLM Student Loan Trust
Series 2007-3, Class A1
3.53%, due 10/27/2014 *		639	624
Small Business Administration
Series 2003-20I, Class 1
5.13%, due 09/01/2023		61	64
Series 2004-20C, Class 1
4.34%, due 03/01/2024		403	401
Series 2004-P10A, Class 1
4.50%, due 02/01/2014		125	123
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.76%, due 01/25/2033 *		4	2
Series 2006-BC3, Class A2
0.52%, due 10/25/2036 *		375	348
Series 2006-BC6, Class A2
3.34%, due 01/25/2037 *		659	587
Wells Fargo Home Equity Trust
Series 2006-3, Class A1
3.31%, due 01/25/2037 *		212	205
Total Asset-Backed Securities (cost $30,439)			26,835

MUNICIPAL GOVERNMENT OBLIGATIONS (3.9%)
Buckeye Tobacco Settlement Financing Authority
5.88%, due 06/01/2047		600	338
Chicago Board of Education -Class A
5.00%, due 12/01/2012		255	280
Chicago Transit Authority -Class A
6.90%, due 12/01/2040		7,600	7,837
City of Chicago, IL -Class 1287
7.28%, due 01/01/2014 *		3,645	2,989
City of Houston Texas
5.00%, due 11/15/2036		400	380
Los Angeles Community College District
5.00%, due 08/01/2027		1,600	1,589
Los Angeles Unified School District
4.50%, due 01/01/2028 - Series A		1,200	1,060
Massachusetts Health & Educational Facilities Authority
5.50%, due 11/15/2036		3,500	3,661
New York City Municipal Finance Authority
4.75%, due 06/15/2035		900	803
Tobacco Settlement Financing Corp.
5.00%, due 06/01/2041 - Series 1		1,400	730
5.25%, due 06/01/2019		200	212
5.50%, due 06/01/2026		200	227
5.88%, due 05/15/2039		40	25
7.47%, due 06/01/2047		1,185	681
Triborough Bridge & Tunnel Authority
5.00%, due 11/15/2029		1,700	1,680
Total Municipal Government Obligations (cost $23,825)			22,492

CORPORATE DEBT SECURITIES (37.0%)
Airlines (0.0%)
Continental Airlines, Inc.
7.06%, due 09/15/2009		200	192
United Airlines, Inc.
6.20%, due 12/31/2049		47	45
6.60%, due 09/01/2013		21	20
Automobiles (0.3%)
Daimler Finance North America LLC
2.35%, due 03/13/2009 *		300	300
7.75%, due 01/18/2011		1,000	994
General Motors Corp.
8.38%, due 07/05/2033	EUR	800	154
Capital Markets (7.7%)
Bear Stearns Cos., Inc.
5.70%, due 11/15/2014		$1,900	1,869
6.40%, due 10/02/2017		900	905
6.95%, due 08/10/2012		1,900	1,992
7.25%, due 02/01/2018		2,100	2,235
Deutsche Bank AG
6.00%, due 09/01/2017		4,500	4,307
Goldman Sachs Group, Inc.
4.55%, due 11/15/2014 *	EUR	500	456
5.06%, due 02/04/2013 *	EUR	300	302
6.25%, due 09/01/2017 ^		$6,500	6,014
6.75%, due 10/01/2037		3,300	2,508
Lehman Brothers Holdings, Inc.
1.00%, due 12/23/2024 Ə		1,600	152
2.88%, due 10/22/2008 Џ		200	27
5.63%, due 01/24/2013 Џ		4,100	574
6.75%, due 12/28/2017 Џ		1,700	♦
6.88%, due 05/02/2018 Џ		500	70
Merrill Lynch & Co., Inc.
2.38%, due 01/31/2014 *	EUR	1,000	1,018
6.05%, due 08/15/2012		$200	194
6.40%, due 08/28/2017		400	374
6.88%, due 04/25/2018		7,400	7,125

The notes to the financial statements are an integral part of this report.

		Principal	Value
Morgan Stanley
1.59%, due 10/18/2016 *		$2,800	$1,886
3.33%, due 05/14/2010 *		3,000	2,856
5.95%, due 12/28/2017		5,600	4,858
6.00%, due 04/28/2015		1,900	1,722
Morgan Stanley Group, Inc.
1.39%, due 01/18/2011 *		2,500	2,177
Commercial Banks (10.1%)
American Express Bank FSB
5.50%, due 04/16/2013		2,100	2,009
ANZ National International, Ltd.
6.20%, due 07/19/2013 -144A		6,100	5,913
Barclays Bank PLC
5.45%, due 09/12/2012		4,100	4,091
6.05%, due 12/04/2017 -144A		2,600	2,222
7.43%, due 12/15/2017 -144A Ž		900	423
7.70%, due 04/25/2018 -144A ¡ Ž		2,800	1,522
China Development Bank Corp.
5.00%, due 10/15/2015		100	101
Citigroup Capital XXI
8.30%, due 12/21/2057		1,400	726
Credit Suisse, Inc.
5.00%, due 05/15/2013		8,900	8,620
Export-Import Bank of China
5.25%, due 07/29/2014 -144A		250	255
Export-Import Bank of Korea
1.65%, due 10/04/2011 -144A ^ *		2,500	2,507
HSBC Capital Funding LP
10.18%, due 06/30/2030 -144A ¡ Ž		150	130
ING Bank NV
2.63%, due 02/05/2012 -144A §		20,400	20,339
KBC Bank Funding Trust III
9.86%, due 11/02/2009 -144A Ž		15	7
Rabobank Capital Funding II
5.26%, due 12/31/2013 -144A Ž		210	111
Rabobank Capital Funding Trust
5.25%, due 10/21/2016 -144A Ž		280	147
Royal Bank of Scotland PLC
7.64%, due 09/29/2017 Ž		3,000	465
Santander SA
2.26%, due 11/20/2009 -144A *		1,500	1,483
2.77%, due 02/06/2009 -144A *		1,100	1,100
6.67%, due 10/24/2017 -144A Ž		900	509
Sumitomo Mitsui Banking Corp.
5.63%, due 10/15/2015 -144A ¡ Ž		150	111
UBS AG
5.88%, due 12/20/2017		2,400	2,145
Wells Fargo & Co.
7.98%, due 03/15/2018 Ž		5,200	3,224
Construction & Engineering (0.1%)
C8 Capital Spv, Ltd.
6.64%, due 12/31/2014 -144A Ž		1,000	420
Consumer Finance (3.6%)
American Express Co.
6.15%, due 08/28/2017		1,400	1,317
American Express Credit Corp.
5.88%, due 05/02/2013		6,000	5,807
American Honda Finance Corp.
2.87%, due 03/09/2009 -144A *		2,000	1,999
Capital One Financial Corp.
6.75%, due 09/15/2017		1,500	1,369
Ford Motor Credit Co. LLC
7.25%, due 10/25/2011		100	71
7.80%, due 06/01/2012 ^		1,100	751
9.75%, due 09/15/2010 Ђ ^		400	330
GMAC LLC
2.48%, due 05/15/2009 *		300	281
6.63%, due 05/15/2012		900	580
7.00%, due 02/01/2012 ^		1,500	1,031
7.25%, due 03/02/2011		300	219
HSBC Finance Corp.
2.18%, due 03/12/2010 *		2,400	2,270
6.38%, due 10/15/2011		4,500	4,630
Diversified Financial Services (5.6%)
Bank of America Corp.
2.81%, due 02/27/2009 *		3,000	2,999
5.65%, due 05/01/2018		3,900	3,532
8.00%, due 01/30/2018 Ž		3,100	1,642
8.13%, due 05/15/2018 Ž		5,400	2,802
C10 Capital Spv, Ltd.
6.72%, due 12/31/2016 Reg S ^ Ž		1,300	577
Citigroup, Inc.
2.94%, due 03/07/2014 *		2,000	1,462
5.50%, due 04/11/2013		2,200	2,013
8.40%, due 04/30/2018 Ž		4,100	1,497
Export-Import Bank of Korea
8.13%, due 01/21/2014		3,300	3,288
General Electric Capital Corp.
2.85%, due 03/12/2010 *		300	294
5.88%, due 01/14/2038		3,000	2,386
6.38%, due 11/15/2067		300	194
6.50%, due 09/15/2067 -144A	GBP	1,600	1,343
JPMorgan Chase & Co.
7.90%, due 04/30/2018 Ž	$2,000		1,520
Petroleum Export, Ltd.
5.27%, due 06/15/2011 -144A		106	89
SMFG Preferred Capital, Ltd.
10.23%, due 07/18/2049 Reg S Ž	GBP	2,900	3,446
Williams Cos., Inc.
6.75%, due 04/15/2009 -144A	$2,600		2,587
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
4.13%, due 09/15/2009		575	583
5.50%, due 02/01/2018		2,000	1,987
6.30%, due 01/15/2038		800	781
Deutsche Telekom International Finance BV
8.13%, due 05/29/2012	EUR	124	173
KT Corp.
4.88%, due 07/15/2015 -144A	$200		165
Electric Utilities (1.7%)
EDF
6.50%, due 01/26/2019 -144A		5,800	6,019
6.95%, due 01/26/2039 -144A		2,800	2,887
Entergy Gulf States, Inc.
5.70%, due 06/01/2015		200	186
Florida Power Corp.
4.80%, due 03/01/2013		450	463
PSEG Power LLC
6.95%, due 06/01/2012		210	211

The notes to the financial statements are an integral part of this report.

		Principal	Value
Food & Staples Retailing (0.7%)
Kroger Co.
6.40%, due 08/15/2017		$1,500	$1,521
New Albertsons, Inc.
6.95%, due 08/01/2009		1,200	1,197
Wal-Mart Stores, Inc.
5.80%, due 02/15/2018		800	874
6.50%, due 08/15/2037		300	339
Food Products (0.4%)
Kellogg Co.
6.60%, due 04/01/2011		2,000	2,150
Kraft Foods, Inc.
6.88%, due 02/01/2038		300	300
Health Care Providers & Services (0.3%)
HCA, Inc.
9.25%, due 11/15/2016		200	191
UnitedHealth Group, Inc.
6.00%, due 02/15/2018		1,400	1,358
6.88%, due 02/15/2038		300	274
Insurance (3.1%)
American International Group, Inc.
8.25%, due 08/15/2018 -144A		5,300	4,342
Metropolitan Life Global Funding I
5.13%, due 04/10/2013 -144A		1,100	1,053
New York Life Global Funding
4.65%, due 05/09/2013 -144A		12,200	12,035
Principal Life Income Funding Trusts
5.30%, due 04/24/2013		400	383
Media (0.0%)
Time Warner, Inc.
6.88%, due 05/01/2012		20	20
Oil, Gas & Consumable Fuels (0.7%)
Enterprise Products Operating LP
4.95%, due 06/01/2010		100	99
GAZ Capital SA
8.15%, due 04/11/2018 -144A		1,000	760
8.63%, due 04/28/2034 Reg S		500	411
NGPL Pipeco LLC
7.12%, due 12/15/2017 -144A		1,800	1,675
7.77%, due 12/15/2037 -144A		700	611
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.44%, due 09/15/2009 -144A		20	19
Sonat, Inc.
7.63%, due 07/15/2011		370	365
Southern Natural Gas Co.
8.00%, due 03/01/2032		100	91
Williams Cos., Inc.
7.50%, due 01/15/2031		100	82
Pharmaceuticals (1.0%)
GlaxoSmithKline Capital, Inc.
6.38%, due 05/15/2038		5,100	5,681
Real Estate Investment Trusts (0.3%)
Ventas Realty LP
6.75%, due 06/01/2010		1,500	1,463
Thrifts & Mortgage Finance (0.5%)
Nykredit Realkredit A/S
5.00%, due 10/01/2038 *	DKK	5,702	897
Realkredit Danmark A/S
5.00%, due 01/01/2038 *	DKK	11,451	1,803
Tobacco (0.2%)
Reynolds American, Inc.
7.63%, due 06/01/2016		$200	175
7.75%, due 06/01/2018		1,000	880
Wireless Telecommunication Services (0.0%)
AT&T Mobility LLC
6.50%, due 12/15/2011		180	189
Total Corporate Debt Securities (cost $245,598)			210,925

		Shares
CONVERTIBLE PREFERRED STOCKS (0.3%)
Commercial Banks (0.1%)
Wells Fargo & Co. 7.50% ▲		1,600	1,019
Diversified Financial Services (0.1%)
Bank of America Corp. 7.25% ▲		800	404
Insurance (0.1%)
American International Group, Inc. 8.50%▲		40,000	360
Total Convertible Preferred Stocks (cost $5,184)			1,783

PREFERRED STOCKS (0.2%)
Thrifts & Mortgage Finance (0.2%)
DG Funding Trust 3.71% -144A § ▲*		119	1,193
U.S. Government Agency Obligation (0.0%)
Fannie Mae 8.25% ▲		26,000	29
Total Preferred Stocks (cost $1,916)			1,222

	Principal
LOAN ASSIGNMENTS (0.8%)
Automobiles (0.2%)
DaimlerChrysler Finance Co.
9.00%, due 08/03/2012	$1,975	1,202
Health Care Providers & Services (0.3%)
HCA, Inc.
6.01%, due 11/18/2013	1,470	1,211
Health Management Associates, Inc.
7.10%, due 01/16/2014	1,032	727
Media (0.2%)
CSC Holdings, Inc.
1.00%, due 02/24/2013	990	885
Paper & Forest Products (0.1%)
Koch Forest Products, Inc.
7.47%, due 12/20/2012	881	759
Total Loan Assignments (cost $6,114)		4,784

	Contracts G
PURCHASED OPTIONS (0.8%)
Covered Call Options (0.3%)
Fannie Mae
Call Strike $93.59
Expires 02/13/2009 §	7,000,000	541
Fannie Mae
Call Strike $94.60
Expires 02/13/2009 §	24,000,000	1,612
OTC EUR vs USD Currency
Call Strike $1.38
Expires 05/21/2010 §	1,000,000	64
OTC EUR vs USD Currency
Call Strike $1.38
Expires 05/21/2010 §	1,900,000	121
OTC EUR vs USD Currency
Call Strike $1.38
Expires 06/03/2010 §	2,000,000	130
OTC JPY vs USD Currency
Call Strike $104.00
Expires 03/17/2010 §	2,600,000	28

The notes to the financial statements are an integral part of this report.

	Contracts G	Value
Covered Call Options (continued)
OTC JPY vs USD Currency
Call Strike $103.80
Expires 03/17/2010 §	2,400,000	$26
OTC JPY vs USD Currency
Call Strike $105.40
Expires 03/31/2010 §	1,900,000	18
Put Options (0.5%)
10-Year U.S. Treasury Note
Put Strike $80.00
Expires 02/20/2009	211,000	3
5-Year U.S. Treasury Note
Put Strike $85.00
Expires 02/20/2009	552,000	4
CBOT 2-Year Future
Put Strike $84.00
Expires 02/20/2009	290,000	2
Fannie Mae
Put Strike $75.50
Expires 02/05/2009 §	80,300,000	♦
OTC EUR vs USD Currency
Put Strike $1.38
Expires 05/21/2010 §	1,000,000	158
OTC EUR vs USD Currency
Put Strike $1.38
Expires 05/21/2010 §	1,900,000	301
OTC EUR vs USD Currency
Put Strike $1.38
Expires 06/03/2010 §	2,000,000	319
OTC JPY vs USD Currency
Put Strike $103.80
Expires 03/17/2010 §	2,400,000	424
OTC JPY vs USD Currency
Put Strike $104.00
Expires 03/17/2010 §	2,600,000	465
OTC JPY vs USD Currency
Put Strike $105.40
Expires 03/31/2010 §	1,900,000	368
U.S. Treasury Bond
Put Strike $66.00
Expires 02/20/2009	313,000	5
Total Purchased Options (cost $1,844)		4,589

	Notional Amount
PURCHASED SWAPTIONS (0.3%)
Covered Call Options (0.2%)
IRO 2-Year USD
Call Strike $3.45
Expires 08/03/2009	$5,100	148
IRO 2-Year USD
Call Strike $3.50
Expires 02/04/2011	14,300	530
IRO 2-Year USD
Call Strike $3.15
Expires 02/02/2029	5,000	151
IRO USD
Call Strike $3.60
Expires 07/02/2009	7,400	244
Put Options (0.1%)
IRO 10-Year USD
Call Strike $3.65
Expires 12/15/2009 §	14,500	422
Total Purchased Swaptions (cost $802)		1,495

	Principal
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.3%)
U.S. Treasury Bill (d)
Zero Coupon, due 02/19/2009 - 04/09/2009	1,700	1,700
Total Short-Term U.S. Government Obligations (cost $1,700)		1,700

	Shares
SECURITIES LENDING COLLATERAL (5.6%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲	31,742,371	31,742
Total Securities Lending Collateral (cost $31,742)		31,742

Total Investment Securities (cost $1,135,740) #		$1,077,364

	Notional Amount
WRITTEN SWAPTIONS (-0.3%) (a)
Call Options (-0.2%)
5-Year IRO USD	$2,200	(152)
Call Strike $4.15
Expires 8/3/2009
7-Year USD	4,800	(562)
Call Strike $4.60
Expires 2/2/2009
IRO USD	3,200	(233)
Call Strike $4.20
Expires 7/2/2009
Put Options (-0.1%)
2-Year IRO USD	57,800	(225)
Put Strike $2.95
Expires 12/15/2009
2-Year IRO USD	5,800	(23)
Put Strike $2.95
Expires 12/15/2009
5-Year USD	32,600	(392)
Put Strike $2.75
Expires 5/22/2009
5-Year IRO DUB	6,000	(72)
Put Strike $2.75
Expires 5/22/2009
Total Written Swaptions (Premiums: $996)		(1,659)

The notes to the financial statements are an integral part of this report.

SWAP AGREEMENTS (c)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION: (1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread at 01/31/2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Baxter International, Inc., 6.63%, due 02/15/2028	0.35%	09/20/2013	BRC	49.20	$3,800	$9	$—	$9
Campbell Soup Company, 4.88%, due 10/01/2013	0.35%	09/20/2013	BRC	43.91	2,000	2	—	2
Campbell Soup Company, 4.88%, due 10/01/2013	0.35%	09/20/2013	UAG	43.91	1,100	1	—	1
Diamond Offshore Drill, Zero Coupon, due 6/6/2020	0.44%	06/20/2017	CBK	203.15	1,400	129	—	129
General Mills, Inc., 5.70%, due 02/15/2017	0.50%	09/20/2013	BRC	78.56	3,200	39	—	39
HSBC Finance Corp BP, 6.38%, due 1/15/2011	0.20%	12/20/2011	RYL	673.14	4,900	752	—	752
Kellogg Co., 6.60%, due 04/01/2011	0.42%	06/20/2011	BPS	48.43	2,000	11	—	11
Kroger Co., 6.40%, due 08/15/2017	0.78%	09/20/2017	DUB	87.27	1,500	15	—	15
Limited Brands BP, 6.125%, due 6/2/2017 §	1.03%	06/20/2017	GST	4.91	4,000	850	—	850
Morgan Stanley, 1.54%, due 10/18/2016	0.32%	12/20/2016	RYL	323.77	2,800	474	—	474
Noble Corp., 5.88%, due 06/01/2013	0.52%	06/20/2012	FBF	141.36	1,500	52	—	52
Ratheon Co., 7.20%, due 08/15/2027	0.48%	09/20/2013	BRC	65.92	3,000	17	—	17
Wyeth, 5.25%, due 03/15/2013	0.39%	09/20/2013	UAG	66.52	10,400	121	—	121
Wyeth, 5.25%, due 03/15/2013	0.39%	09/20/2013	BRC	66.52	1,000	12	—	12
						$2,484	$—	$2,484

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION: (2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at 01/31/2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp., 6.00%, due 06/15/2012	1.15%	03/20/2010	CBK	492.66	$2,000	$(76)	$—	$(76)
General Electric Capital Corp., 6.00%, due 06/15/2012	1.05%	03/20/2010	CBK	492.66	2,500	(98)	—	(98)
						$(174)	$—	$(174)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION: (1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.10	1.55%	06/20/2013	FBF	—	$1,464	$31	$(3)	$34
CDX.NA.IG.10	1.50%	06/20/2018	DUB	—	10,150	76	(206)	282
CDX.NA.IG.11	1.50%	12/20/2013	MYC	—	500	9	11	(2)
Dow Jones CDX.EM.9 Index	2.65%	06/20/2013	BRC	—	8,700	1,406	(208)	1,614
Dow Jones CDX.HY-10 Index §	5.00%	06/20/2013	BRC	—	2,574	563	38	525
Dow Jones CDX.HY-10 Index §	5.00%	06/20/2013	UAG	—	2,475	542	35	507
Dow Jones CDX.IG.5 7 Year Index	0.14%	12/20/2012	MYC	—	4,500	752	—	752
Dow Jones CDX.IG.9 1 Year Index	0.80%	12/20/2017	BRC	—	2,147	119	24	95
Dow Jones CDX.IG.9 1 Year Index	0.80%	12/20/2017	MYC	—	11,419	634	260	374
						$4,132	$(49)	$4,181

The notes to the financial statements are an integral part of this report.

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (2)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Asset-backed Securities Index	0.11%	05/25/2046	GST	—	$2,000	$(1,030)	$(650)	$(380)
CDX.HY-9, 5 Year Index	6.37%	12/20/2012	MEI	—	3,000	(728)	—	(728)
CDX.NA.IG.9	0.82%	12/20/2012	DUB	—	1,847	25	—	25
CDX.NA.IG.9	0.82%	12/20/2012	BRC	—	3,209	43	—	43
Commercial Mortgage Backed Index	0.08%	12/13/2049	MYC	—	1,700	(554)	(255)	(299)
Dow Jones CDX.HY-8 1 Index	0.48%	06/20/2012	BRC	—	3,237	(267)	—	(267)
Dow Jones CDX.HY-9 5 Year Index	1.40%	12/20/2012	FBF	—	2,997	(404)	(31)	(373)
Dow Jones CDX.IG.10 1 Year Index	1.50%	06/20/2018	MYC	—	21,667	63	(641)	704
Dow Jones CDX.IG.10 1 Year Index	1.50%	06/20/2018	GST	—	11,810	87	(394)	481
Dow Jones CDX.IG.5 1 Year Index	0.46%	12/20/2015	MYC	—	3,200	(764)	—	(764)
Dow Jones CDX.NA.IG.7	0.65%	12/20/2016	GST	—	9,858	(648)	(787)	139
						$(4,177)	$(2,758)	$(1,419)

INTEREST RATE SWAP AGREEMENTS - RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
3-month USD-LIBOR	5.00%	12/17/2023	MLC	—	$55,900	$(11,268)	$(1,088)	$(10,180)
3-month USD-LIBOR	5.00%	12/17/2023	RYL	—	6,400	(1,290)	(356)	(934)
3-month USD-LIBOR	5.00%	12/17/2023	BRC	—	2,100	(423)	33	(456)
3-month USD-LIBOR	5.00%	12/17/2023	DUB	—	10,900	(2,197)	155	(2,352)
3-month USD-LIBOR	4.00%	06/17/2024	RYL	—	4,400	(305)	(532)	227
3-month USD-LIBOR	4.00%	06/17/2024	FBF	—	2,300	(159)	(278)	119
3-month USD-LIBOR	5.00%	12/17/2028	MYC	—	14,900	(3,570)	289	(3,859)
3-month USD-LIBOR	5.00%	12/17/2028	RYL	—	4,200	(1,006)	16	(1,022)
3-month USD-LIBOR	5.00%	12/17/2028	MLC	—	8,400	(2,013)	(86)	(1,927)
3-month USD-LIBOR	3.00%	06/17/2029	DUB	—	4,300	276	(22)	298
3-month USD-LIBOR	3.00%	06/17/2029	RYL	—	1,200	77	(56)	133
3-month USD-LIBOR	5.00%	12/17/2038	MLC	—	16,900	(5,231)	(684)	(4,547)
3-month USD-LIBOR	5.00%	12/17/2038	RYL	—	14,700	(4,550)	(1,284)	(3,266)
3-month USD-LIBOR	5.00%	12/17/2038	MYC	—	4,000	(1,238)	(257)	(981)
3-month USD-LIBOR	5.00%	12/17/2038	BPS	—	1,500	(464)	8	(472)
6-month EURIBOR	4.00%	12/15/2011	BRC	EUR	34,100	(1,558)	1,158	(2,716)
6-month EURIBOR	5.00%	09/17/2018	GLM	EUR	900	(117)	(6)	(111)
6-month EURIBOR	5.00%	09/17/2018	BRC	EUR	6,800	(883)	17	(900)
6-month EURIBOR	5.00%	09/17/2018	DUB	EUR	5,000	(649)	(43)	(606)
6-month EURIBOR	5.00%	09/17/2038	MYC	EUR	3,700	(1,051)	(294)	(757)
6-month EURIBOR	4.75%	09/19/2038	GLM	EUR	7,200	(1,631)	(324)	(1,307)
6-month GBP-LIBOR	5.00%	09/20/2017	DUB	GBP	3,400	(475)	232	(707)
6-month GBP-LIBOR	4.00%	12/15/2035	BRC	GBP	800	(3)	13	(16)
6-month GBP-LIBOR	4.00%	12/15/2035	MYC	GBP	3,000	(12)	231	(243)
6-month GBP-LIBOR	4.50%	12/15/2035	DUB	GBP	4,200	(337)	106	(443)
6-month GBP-LIBOR	4.00%	06/15/2037	BRC	GBP	900	(64)	(4)	(60)
6-month GBP-LIBOR	4.00%	06/15/2037	GLM	GBP	1,000	(71)	(5)	(66)
6-month JPY-LIBOR	1.50%	06/17/2016	UAG	JPY	120,000	(34)	(25)	(9)
6-month USD-LIBOR	5.00%	12/17/2028	BRC	—	2,400	(575)	—	(575)

The notes to the financial statements are an integral part of this report.

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
6-month USD-LIBOR	5.00%	12/17/2038	BRC	—	$13,600	$(4,209)	$(335)	$(3,874)
BRL-CDI	14.77%	01/02/2012	MLC	BRL	2,900	69	14	55
BRL-CDI	14.77%	01/02/2012	HUS	BRL	2,100	50	14	36
FRC-Excluding Tobacco-Non-Revised CPI	2.10%	10/15/2010	BRC	EUR	1,000	44	—	44
FRC-Excluding Tobacco-Non-Revised CPI	2.15%	10/15/2010	UAG	EUR	2,100	96	3	93
FRC-Excluding Tobacco-Non-Revised CPI	2.09%	10/15/2010	BPS	EUR	2,000	77	(1)	78
FRC-Excluding Tobacco-Non-Revised CPI §	1.96%	04/05/2012	BRC	EUR	300	4	—	4
ICAP CMM FRA Fixing Rate	5.00%	02/20/2009	MLC	—	800	(59)	55	(114)
ICAP CMM FRA Fixing Rate	5.50%	05/21/2009	MLC	—	1,000	(132)	5	(137)
						$(44,881)	$(3,331)	$(41,550)

INTEREST RATE SWAP AGREEMENTS - PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
3-month CAD-LIBOR	5.00%	12/19/2028	RYL	CAD	$1,600	$(15)	$12	$(27)
3-month USD-LIBOR	4.00%	12/17/2013	BRC	—	43,500	3,143	(343)	3,486
3-month USD-LIBOR	4.00%	12/17/2013	MLC	—	14,100	1,019	(93)	1,112
3-month USD-LIBOR	4.00%	12/17/2013	MYC	—	114,200	8,251	(1,385)	9,636
3-month USD-LIBOR	4.00%	06/17/2014	MLC	—	3,300	206	2	204
3-month USD-LIBOR	4.00%	06/17/2014	CBK	—	2,200	138	142	(4)
3-month USD-LIBOR	4.00%	06/17/2014	RYL	—	500	31	33	(2)
3-month USD-LIBOR	4.00%	06/17/2016	RYL	—	1,200	82	90	(8)
3-month USD-LIBOR	5.00%	12/15/2035	DUB	—	5,900	867	(124)	991
6-month EURIBOR	4.00%	09/19/2009	GLM	EUR	1,200	7	(12)	19
6-month EURIBOR	5.00%	03/18/2010	GLM	EUR	46,600	1,679	140	1,539
6-month EURIBOR	5.00%	03/18/2010	BRC	EUR	9,100	328	(45)	373
6-month EURIBOR	5.00%	09/17/2010	DUB	EUR	8,000	407	(31)	438
6-month EURIBOR	4.00%	03/18/2014	DUB	EUR	1,900	104	80	24
6-month EURIBOR	4.50%	03/18/2014	DUB	EUR	6,900	582	(31)	613
6-month EURIBOR	5.00%	07/13/2037	UAG	EUR	100	27	1	26
6-month GBP-LIBOR	6.00%	03/20/2009	DUB	GBP	4,100	(5)	(17)	12
6-month GBP-LIBOR	6.00%	06/19/2009	RYL	GBP	6,100	124	(18)	142
6-month GBP-LIBOR	5.00%	09/15/2010	RYL	GBP	1,300	76	(41)	117
6-month GBP-LIBOR	5.00%	09/15/2010	BRC	GBP	11,200	654	(341)	995
6-month GBP-LIBOR	5.00%	03/18/2011	DUB	GBP	7,000	574	(99)	673
6-month GBP-LIBOR	5.00%	03/18/2011	CBK	GBP	8,000	656	(100)	756
6-month GBP-LIBOR	5.10%	09/15/2013	RYL	GBP	1,500	194	(3)	197
6-month GBP-LIBOR	5.00%	09/17/2013	GLM	GBP	800	97	9	88
6-month USD-LIBOR	4.00%	06/17/2014	BRC	—	1,500	94	(7)	101
BRL-CDI	12.67%	01/04/2010	MLC	BRL	6,800	20	—	20
BRL-CDI	12.67%	01/04/2010	MYC	BRL	20,000	58	16	42
BRL-CDI	10.12%	01/02/2012	MYC	BRL	23,400	(650)	(523)	(127)
BRL-CDI	10.58%	01/02/2012	UAG	BRL	200	(4)	(5)	1

The notes to the financial statements are an integral part of this report.

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
BRL-CDI	12.54%	01/02/2012	MLC	BRL	$6,900	$29	$(23)	$52
BRL-CDI	10.68%	01/02/2012	BRC	BRL	19,800	(379)	(232)	(147)
BRL-CDI	10.15%	01/02/2012	GLM	BRL	29,500	(805)	(62)	(743)
BRL-CDI	12.54%	01/02/2012	UAG	BRL	8,900	37	(44)	81
FRC-Excluding Tobacco-Non-Revised CPI §	1.95%	03/15/2012	BRC	EUR	1,400	19	1	18
FRC-Excluding Tobacco-Non-Revised CPI §	1.96%	03/28/2012	RYL	EUR	400	5	—	5
FRC-Excluding Tobacco-Non-Revised CPI §	1.95%	03/30/2012	RYL	EUR	400	4	—	4
FRC-Excluding Tobacco-Non-Revised CPI §	1.96%	03/30/2012	GLM	EUR	400	5	—	5
FRC-Excluding Tobacco-Non-Revised CPI	1.94%	04/10/2012	RYL	EUR	600	5	—	5
FRC-Excluding Tobacco-Non-Revised CPI	1.94%	04/10/2012	BPS	EUR	600	6	—	6
FRC-Excluding Tobacco-Non-Revised CPI §	1.98%	04/30/2012	BRC	EUR	500	6	—	6
						$17,676	$(3,053)	$20,729

FUTURES CONTRACTS: (b)

Description	Contracts G	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	91	03/20/2009	$(396)
2-Year U.S. Treasury Note	9	03/31/2009	12
30-Year U.S. Treasury Bond	8	03/20/2009	(82)
3-Month Euro EURIBOR	333	06/15/2009	3,086
3-Month Euro EURIBOR	234	03/16/2009	2,278
3-Month LIBOR GBP	230	03/18/2009	899
90-Day Euro	244	12/17/2009	1,452
90-Day Euro	48	09/16/2010	11
90-Day Euro	269	06/15/2009	593
90-Day Euro	269	03/15/2010	1,178
90-Day Euro	173	03/16/2009	303
90-Day Sterling	54	12/15/2010	16
90-Day Sterling	15	06/17/2009	113
90-Day Sterling	259	09/16/2009	1,791
Euro BUND	37	02/20/2009	♦
Euro SCHATZ	299	02/20/2009	(2)
EURO-BOBL	9	03/06/2009	4
U.K. Long Gilt	(24)	03/27/2009	53
			$11,309

The notes to the financial statements are an integral part of this report.

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Brazilian Real	17,440	2/3/2009	$7,725	$(214)
Brazilian Real	(17,440)	2/3/2009	(7,588)	76
Brazilian Real	8,720	6/2/2009	3,709	(72)
Brazilian Real	(7,383)	6/2/2009	(3,007)	(73)
British Pound Sterling	(7,846)	2/26/2009	(11,612)	246
Canadian Dollar	594	2/26/2009	489	(4)
Chinese Yuan Renminbi	61,511	7/15/2009	9,537	(690)
Chinese Yuan Renminbi	(80,115)	7/15/2009	(11,530)	7
Chinese Yuan Renminbi	41,252	9/8/2009	5,955	(41)
Danish Krone	(17,535)	2/5/2009	(3,015)	4
Euro	1,484	2/12/2009	1,967	(68)
Euro	(2,718)	2/12/2009	(3,494)	15
Japanese Yen	(662,709)	3/5/2009	(7,148)	(233)
Malaysian Ringgit	3,581	2/12/2009	1,014	(20)
Malaysian Ringgit	(3,581)	2/12/2009	(1,015)	23
Malaysian Ringgit	2,786	4/14/2009	790	(19)
Malaysian Ringgit	3,599	8/12/2009	1,014	(16)
Mexican Peso	51,033	5/19/2009	3,739	(259)
Poland Zloty	5,621	5/6/2009	2,490	(886)
Poland Zloty	(5,621)	5/6/2009	(1,854)	249
Russian Ruble	135,166	5/6/2009	4,665	(1,198)
Russian Ruble	(135,166)	5/6/2009	(4,189)	721
Singapore Dollar	2,971	4/14/2009	2,024	(57)
Singapore Dollar	434	7/30/2009	300	(12)
				$(2,521)

SECURITIES SOLD SHORT: (f)

Securities Sold Short	Principal	Value
Fannie Mae, TBA,
6.50%, 02/01/2037	$(400)	$(417)
Total Securities Sold Short (Proceeds $415)		$(417)

NOTES TO SCHEDULE OF INVESTMENTS:

 ^                       All or a portion of this security is on loan. The value of all securities on loan is $31,108.

 *                      Floating or variable rate note. Rate is listed as of 01/30/2009.

 §                      Illiquid. At 01/31/2009, illiquid investment securities aggregated $27,713, or 4.86%, and illiquid derivatives aggregated $1,998, or 0.35%, of the Fund’s net assets.

 Ī                         IO - Interest Only.

Ψ                      PO - Principal Only

Џ                       In default.

 ♦                  Value and/or principal is less than $1.

Ə                       Securities fair valued as determined in good faith in accordance with procedures established by the Trust’s Board of Trustees.

 Ž                     The security has a perpetual maturity. The date shown is the next call date.

 ¡                      Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 01/30/2009.

Ђ                      Step bond. Interest rate may increase or decrease as the credit rating changes.

 G                     Contract Amounts are not in thousands.

▲                   Rate shown reflects the yield at 01/30/2009.

 #                      Aggregate cost for federal income tax purposes is $1,135,740. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $17,450 and $75,826, respectively. Net unrealized depreciation for tax purposes is $58,376.

(1)                  If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)                  If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

The notes to the financial statements are an integral part of this report.

(3)                  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)                  The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)                  The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(a)                  $3,250 due to broker to cover margin requirements for open written swaptions collateral.

(b)                 $2,376 on deposit at custodian to cover margin requirements for open future contracts.

(c)                  Securities with a value of $2,990 are segregated with the custodian and $420 due to broker to cover margin requirements for open swap contracts.

(d)                 All or a portion of this security is segregated with the custodian to cover margin requirements for open swap contracts. The value of the security segregated at 01/31/2009 is $250.

(e)                  $800 due to broker and escrow receipt deposits with broker by the counterparty in the amount of $699 are segregated with the custodian to cover margin requirements for open TBA transactions.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2009, these securities aggregated $80,577, or 14.14%, of the Fund’s net assets.

BPS	BNP Paribas
BRC	Barclays Bank PLC
BRL	Brazilian Real
CAD	Canadian Dollar
CBK	Citibank N.A.
CBOT	Chicago Board of Trade
CDI	Credit Default Index
CDX	A series of indices that track North American and emerging market credit derivative indexes.
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CMM	Constant Maturity Mortgage
DKK	Denmark Krone
DUB	Deutsche Bank AG
EUR	Euro
EURIBOR	Euro InterBank Offered Rate
FBF	Credit Suisse
FRA	Forward Rate Agreement
FRC	France
FSB	Full-Service Bank
GBP	British Pound Sterling
GLM	Goldman Sachs Capital Markets
GST	Goldman Sachs Capital Markets
HUS	HSBC Bank USA
ICAP

The world’s largest interdealer brokerage, is a wholesale broker of over-the-counter (OTC) derivatives, money markets, and securities, focusing on such markets as foreign exchange, energy, credit, and equities.

IRO	Interest Rate Option
JPY	Japanese Yen
LB	Lehman Brothers
LIBOR	London InterBank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
MEI	Merrill Lynch International
MLC	Merrill Lynch Capital Services

The notes to the financial statements are an integral part of this report.

MYC	Morgan Stanley Capital Services
OTC	Over The Counter
PLC	Public Limited Company
RYL	Royal Bank of Scotland PLC
SBI	Shares Beneficial Interest
STRIP	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
UAG	UBS AG

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities			Total Investments in Securities	Other Financial Instruments*
Level 1	Level 2	Level 3	(net of Written Options and Swaptions)	Level 1	Level 2	Level 3
$35,183	$1,041,109	$1,072	$1,075,705	$11,309	$(17,295)	$1,542

*Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Schroders International Small Cap

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCK (0.2%)
Germany (0.2%)
Biotest AG, 1.14% ▲	5,704	$284
Total Preferred Stock (cost $339)		284

COMMON STOCKS (92.8%)
Australia (2.4%)
Computershare, Ltd.	145,453	658
Downer Edi, Ltd.	205,209	456
Fairfax Media, Ltd.	489,534	430
Iluka Resources, Ltd. ‡	249,783	662
Sonic Healthcare, Ltd.	72,872	638
Transpacific Industries Group, Ltd.	177,883	298
Austria (3.2%)
Andritz AG	30,000	886
Kapsch Trafficcom AG §	46,000	953
Oesterreichische Post AG	5,000	156
Rosenbauer International AG §	50,000	1,428
Schoeller-Bleckmann Oilfield Equipment AG	28,000	758
Belgium (0.6%)
EVS Broadcast Equipment SA	23,000	705
Bermuda (0.5%)
ARA Asset Management, Ltd. -144A	2,581,000	649
Cayman Islands (1.0%)
Ctrip.com International, Ltd. ADR	10,288	216
Daphne International Holdings, Ltd.	2,000,000	298
Want Want China Holdings, Ltd.	2,608,000	1,032
China (0.9%)
China National Building Material Co., Ltd.	654,000	708
Maanshan Iron & Steel	1,268,000	413
Denmark (1.0%)
TrygVesta AS	22,000	1,304
Finland (1.0%)
Elisa OYJ ‡	45,000	712
F-Secure OYJ	260,000	681
France (7.0%)
Altamir Amboise	254	1
Alten, Ltd. ‡	27,000	413
Bourbon SA	50,000	1,289
Easydentic ‡	8,400	115
Guyenne Et Gascogne SA	5,500	457
Homair SA ‡	67,500	96
Ipsen SA	32,619	1,275
Meetic ‡	24,000	423
Rubis	20,000	1,113
Saft Groupe SA	65,000	1,587
Store Electronic ‡	56,000	715
Sword Group	40,610	555
Virbac SA	9,000	615
Germany (4.7%)
Bilfinger Berger AG	32,000	1,351
Gerresheimer AG	13,000	266
Grenkeleasing AG	24,000	645
Hawesko Holding AG	13,000	300
Morphosys AG ‡	15,000	313
MTU Aero Engines Holding AG	39,200	1,095
Rheinmetall AG	40,000	1,267
SFC Smart Fuel Cell AG ‡	20,000	166
Tipp24 AG	7,960	79
Wirecard AG ‡	55,000	312
Xing AG ‡	3,400	133
Greece (0.7%)
Alapis Holding Industrial and Commercial SA	100,000	78
Babis Vovos International Construction SA ‡	55,000	373
Frigoglass SA	13,700	56
Hellenic Exchanges SA	20,000	128
Jumbo SA	40,000	242
Hong Kong (3.2%)
China Everbright, Ltd.	634,000	692
China Insurance International Holdings Co., Ltd.	625,000	794
Dah Sing Banking Group, Ltd.	680,400	482
Henderson Land Development Co., Ltd.	84,000	321
Hong Kong Aircraft Engineering Co., Ltd.	35,600	312
MTR Corp.	286,000	683
Television Broadcasts, Ltd.	174,000	616
Ireland (0.4%)
DCC PLC	35,000	516
Israel (0.7%)
Oridion Systems, Ltd. ‡ §	150,000	906
Italy (2.8%)
Acea SpA	100,000	1,200
Azimut Holding SpA	280,000	1,434
CIR-Compagnie Industriali Riunite SpA	920,000	920
Japan (24.4%)
AICA Kogyo Co., Ltd.	92,100	902
Alpha Corp.	11,200	76
ARCS Co., Ltd.	111,100	1,818
Chugoku Marine Paints, Ltd.	255,000	1,508
Daido Steel Co., Ltd.	281,000	768
Daihatsu Diesel Manufacturing Co., Ltd.	159,000	856
DC Co., Ltd.	71,300	246
DOWA Holdings Co., Ltd.	258,000	817
Exedy Corp.	62,500	714
Fujikura Kasei Co., Ltd.	66,100	322
Furukawa-Sky Aluminum Corp.	46,000	85
Glory, Ltd.	33,800	581
HIS Co., Ltd.	37,000	713
Hisaka Works, Ltd.	63,000	625
Icom, Inc.	16,900	366
JSP Corp.	112,500	661
Koito Manufacturing Co., Ltd.	52,000	269
Lintec Corp.	29,400	368
Misumi Group, Inc.	4,700	53
Miura Co., Ltd.	25,000	573
Modec, Inc.	30,000	578
Musashi Seimitsu Industry Co., Ltd.	95,700	928
Nabtesco Corp.	170,000	1,038
NEC Networks & System Integration Corp.	47,700	513
Nichi-Iko Pharmaceutical Co., Ltd.	53,700	1,800
Nidec Copal Corp.	55,300	335
Nifco, Inc.	93,100	830
Nihon Parkerizing Co., Ltd.	91,000	771
Nippon Thompson Co., Ltd.	257,000	1,050
Nishimatsuya Chain Co., Ltd.	69,100	683
Nitta Corp.	103,100	1,334

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
Japan (continued)
OBIC Co., Ltd.	9,380	$1,456
Ryosan Co., Ltd.	9,000	199
Shinmaywa Industries, Ltd.	357,000	882
Sumida Corp.	69,300	383
Tokyo Tomin Bank, Ltd.	45,900	762
Trusco Nakayama Corp.	98,700	1,130
Tsumura & Co.	22,600	745
Tsuruha Holdings, Inc.	19,600	709
Tsutsumi Jewelry Co., Ltd.	47,100	1,036
Union Tool Co.	52,800	1,030
Jersey, C.I. (0.4%)
United Business Media, Ltd.	71,322	497
Korea, Republic of (2.2%)
Hite Brewery Co., Ltd. ‡	4,313	464
KCC Corp.	2,154	438
LIG Insurance Co., Ltd.	30,980	251
NHN Corp. ‡	3,915	388
Samsung Corp.	14,355	420
TK Corp. ‡	45,198	886
Luxembourg (1.0%)
Oriflame Cosmetics SA	52,000	1,228
Netherlands (4.9%)
Accell Group	15,000	312
Arcadis NV	120,000	1,306
Exact Holding NV	24,931	451
Fugro NV	41,000	1,108
James Hardie Industries NV	227,833	559
SBM Offshore NV	110,000	1,325
Smit Internationale NV	3,000	139
Ten Cate NV	60,000	1,077
New Zealand (1.0%)
Fisher & Paykel Healthcare Corp., Ltd.	390,966	667
Fletcher Building, Ltd.	220,548	625
Norway (0.4%)
Pronova Biopharma As ‡	70,000	206
Stepstone ASA ‡	375,000	270
Singapore (2.6%)
CapitaMall Trust REIT ‡	580,000	601
ComfortDelgro Corp., Ltd.	596,000	568
Goodpack, Ltd.	1,117,000	566
Jardine Cycle & Carriage, Ltd.	69,000	486
Parkway Holdings, Ltd.	316,000	238
SMRT Corp., Ltd.	579,000	605
Spain (2.5%)
Enagas	82,000	1,421
Laboratorios Farmaceuticos Rovi SA	20,000	148
Red Electrica Corp. SA	39,300	1,614
Sweden (2.6%)
Elekta AB -Class B	40,000	453
Saab AB	150,000	1,404
Swedish Match AB	102,000	1,376
Switzerland (7.9%)
Acino Holding AG	6,800	1,240
Bank Sarasin & CIE AG	33,500	805
Basilea Pharmaceuticals ‡	3,200	399
BKW FMB Energie AG	19,300	1,656
Bucher Industries AG	4,000	394
Financiere Tradition	8,000	516
Geberit AG	9,400	909
Helvetia Holding AG	4,000	843
Mobilezone Holding AG	250,000	1,420
Newave Energy Holding SA ‡	8,960	284
Sika AG	1,200	944
Temenos Group AG ‡	50,000	438
United Kingdom (12.8%)
Albemarle & Bond Holdings	210,313	629
AMEC PLC	70,000	569
Assetco PLC	262,853	151
Avocet Mining PLC ‡	197,767	231
Babcock International Group	50,000	365
Bodycote PLC	154,742	271
BSS Group PLC	119,697	454
Burberry Group PLC	66,516	242
Consort Medical PLC	73,167	500
Cranswick PLC	78,641	695
CSR PLC ‡	133,857	352
Daily Mail & General Trust	113,077	429
Dechra Pharmaceuticals PLC	38,555	235
E2V Technologies PLC	169,594	220
Fidessa Group PLC	50,000	442
Forth Ports PLC	35,000	372
Future PLC	1,463,377	371
Grainger PLC	172,943	256
Greggs PLC	8,875	454
Hamworthy PLC	79,819	241
Helphire PLC	225,581	131
Holidaybreak PLC	74,151	202
Hunting PLC	42,498	241
Inchcape PLC	112,060	61
John Wood Group PLC	160,000	448
Keller Group PLC	81,046	719
Kier Group PLC	50,927	734
Laird PLC	129,757	165
Mitie Group PLC	199,549	583
Morgan Sindall PLC	42,477	336
Oxford Instruments PLC	200,598	458
Persimmon PLC	80,000	333
Premier Oil PLC ‡	28,153	287
Redrow PLC	139,547	313
Scott Wilson Group PLC	149,226	216
SDL PLC ‡	127,956	500
Speedy Hire PLC	66,515	79
Venture Production PLC	59,864	507
Vitec Group PLC	93,123	251
VT Group PLC	101,515	871
Wellstream Holdings PLC	70,000	482
Total Common Stocks (cost $183,948)		116,229

The notes to the financial statements are an integral part of this report.

2

	Principal	Value
REPURCHASE AGREEMENT (8.0%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $10,051 on 02/02/2009 •	$10,051	$10,051
Total Repurchase Agreement (cost $10,051)		10,051

Total Investment Securities (cost $194,338) #		$126,564

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Machinery	9.7%	$12,282
Energy Equipment & Services	5.2%	6,557
Pharmaceuticals	4.9%	6,264
Construction & Engineering	4.4%	5,584
Chemicals	4.2%	5,404
Capital Markets	3.2%	4,120
Specialty Retail	2.7%	3,439
Aerospace & Defense	2.7%	3,370
Electric Utilities	2.6%	3,270
Insurance	2.5%	3,192
Software	2.4%	3,067
Food & Staples Retailing	2.4%	2,984
Metals & Mining	2.3%	2,976
IT Services	2.2%	2,839
Trading Companies & Distributors	2.2%	2,778
Industrial Conglomerates	2.1%	2,703
Gas Utilities	2.0%	2,534
Health Care Equipment & Supplies	2.0%	2,526
Media	1.9%	2,343
Building Products	1.8%	2,249
Food Products	1.7%	2,181
Electrical Equipment	1.6%	2,037
Electronic Equipment & Instruments	1.6%	2,035
Auto Components	1.6%	1,987
Road & Rail	1.6%	1,987
Commercial Services & Supplies	1.3%	1,702
Textiles, Apparel & Luxury Goods	1.3%	1,617
Construction Materials	1.2%	1,513
Diversified Financial Services	1.2%	1,465
Tobacco	1.1%	1,376
Hotels, Restaurants & Leisure	1.0%	1,306
Commercial Banks	1.0%	1,244
Personal Products	1.0%	1,228
Internet Software & Services	1.0%	1,214
Multi-Utilities	0.9%	1,200
Leisure Equipment & Products	0.9%	1,140
Communications Equipment	0.8%	1,071
Oil, Gas & Consumable Fuels	0.8%	1,035
Real Estate Management & Development	0.8%	950
Health Care Providers & Services	0.7%	876
Transportation Infrastructure	0.7%	823
Diversified Telecommunication Services	0.6%	712
Biotechnology	0.5%	683
Household Durables	0.5%	646
Consumer Finance	0.5%	629
Real Estate Investment Trusts	0.5%	601

The notes to the financial statements are an integral part of this report.

3

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investments	Value
Life Sciences Tools & Services	0.5%	$579
Air Freight & Logistics	0.4%	566
Beverages	0.4%	464
Paper & Forest Products	0.4%	458
Semiconductors & Semiconductor Equipment	0.3%	352
Professional Services	0.2%	216
Household Products	0.1%	78
Distributors	0.0%	61
Investment Securities, at Value	92.1%	116,513
Short-Term Investments	7.9%	10,051
Total Investments	100.0%	$126,564

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 01/30/2009.
‡	Non-income producing security.
§	Illiquid. These securities aggregated $3,287 or 2.62%, of the Fund’s net assets.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 0.68% to 4.41%, maturity dates ranging from 12/01/2035 to 02/15/2036, and with a market value plus accrued interest of $10,252.

#

Aggregate cost for federal income tax purposes is $194,338. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,874 and $69,648, respectively. Net unrealized depreciation for tax purposes is $67,774.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2009, these securities aggregated $649, or 0.52%, of the Fund’s net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$116,514	$10,051	$—	$126,564

The notes to the financial statements are an integral part of this report.

4

Transamerica Science & Technology

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (84.4%)
Biotechnology (6.1%)
Gilead Sciences, Inc. ‡	54,800	$2,782
Communications Equipment (9.9%)
Cisco Systems, Inc. ‡	30,000	449
F5 Networks, Inc. ‡	55,500	1,230
Polycom, Inc. ‡	120,000	1,687
Qualcomm, Inc.	33,000	1,140
Computers & Peripherals (9.3%)
Apple, Inc. ‡	15,900	1,433
Data Domain, Inc. ‡	86,500	1,126
EMC Corp. ‡	85,500	944
Hewlett-Packard Co.	21,000	730
Diversified Telecommunication Services (2.9%)
AT&T, Inc.	54,100	1,332
Electrical Equipment (2.6%)
First Solar, Inc. ‡	3,650	521
FuelCell Energy, Inc. ‡	170,800	659
Electronic Equipment & Instruments (7.3%)
FLIR Systems, Inc. ‡	70,000	1,748
Itron, Inc. ‡	24,000	1,567
Health Care Equipment & Supplies (7.5%)
Covidien, Ltd.	24,700	947
Intuitive Surgical, Inc. ‡	9,700	1,001
NuVasive, Inc. ‡	38,000	1,419
Internet & Catalog Retail (5.0%)
Amazon.com, Inc. ‡	39,000	2,294
Internet Software & Services (6.1%)
Equinix, Inc. ‡	17,000	907
Google, Inc. -Class A ‡	3,900	1,320
Vocus, Inc. ‡	34,538	527
Machinery (1.3%)
Tennant Co.	44,000	596
Pharmaceuticals (2.0%)
Allergan, Inc.	24,200	923
Software (17.4%)
Activision Blizzard, Inc. ‡	132,000	1,156
Adobe Systems, Inc. ‡	71,000	1,371
Informatica Corp. ‡	117,000	1,494
Nintendo Co., Ltd. ADR	30,200	1,099
Nuance Communications, Inc. ‡	140,000	1,380
Salesforce.com, Inc. ‡	52,500	1,397
Wireless Telecommunication Services (7.0%)
American Tower Corp. -Class A ‡	32,000	971
Metropcs Communications, Inc. ‡	64,700	879
NII Holdings, Inc. ‡	29,600	574
Sprint Nextel Corp. ‡	305,000	741
Total Common Stocks (cost $51,605)		38,344

	Principal
REPURCHASE AGREEMENT (17.7%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $8,067 on 02/02/2009 •	$8,067	8,067
Total Repurchase Agreement (cost $8,067)		8,067

Total Investment Securities (cost $59,672) #		$46,411

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 0.68%, a maturity date of 05/15/2036, and with a market value plus accrued interest of $8,230.
#

Aggregate cost for federal income tax purposes is $59,672. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,881 and $15,142, respectively. Net unrealized depreciation for tax purposes is $13,261.

DEFINITION:

ADR	American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$38,345	$8,067	$—	$46,411

The notes to the financial statements are an integral part of this report.

1

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (28.9%)
Fannie Mae
4.50%, due 03/25/2017 - 04/25/2030	$21,571	$21,890
5.00%, due 10/25/2032 - 06/25/2034	18,840	19,323
5.50%, due 03/25/2026	8,666	9,020
5.92%, due 07/01/2037 *	6,391	6,636
Freddie Mac
3.75%, due 12/15/2011	5,100	5,131
4.00%, due 10/15/2029	5,129	5,127
4.50%, due 02/15/2027	5,441	5,534
4.81%, due 06/01/2035 *	9,045	9,130
5.00%, due 06/15/2027 - 11/15/2032	21,719	22,056
5.50%, due 01/15/2029	13,767	14,070
5.51%, due 08/01/2037 *	3,883	3,986
5.55%, due 02/01/2038 *	6,518	6,728
5.70%, due 03/01/2037 *	7,045	7,291
Ginnie Mae
4.50%, due 01/17/2033	5,931	6,015
Total U.S. Government Agency Obligations (cost $138,415)		141,937

MORTGAGE-BACKED SECURITIES (4.2%)
Crown Castle Towers LLC
Series 2006-1A, Class C
5.47%, due 11/15/2036 -144A	5,000	4,175
Global Signal Trust
Series 2004-2A, Class D
5.09%, due 12/15/2014 -144A	9,750	9,408
Small Business Administration CMBS Trust
Series 2006-1A, Class A
5.31%, due 11/15/2036 -144A	3,700	3,238
Series 2006-1A, Class E
6.17%, due 11/15/2036 -144A	5,000	3,975
Total Mortgage-Backed Securities (cost $23,005)		20,796

ASSET-BACKED SECURITIES (1.8%)
USAA Auto Owner Trust
Series 2007-2, Class A3
4.90%, due 02/15/2012	3,990	4,004
Series 2008-2, Class A2
3.91%, due 01/15/2011	4,787	4,780
Total Asset-Backed Securities (cost $8,776)		8,784

CORPORATE DEBT SECURITIES (63.3%)
Air Freight & Logistics (1.2%)
FedEx Corp.
3.50%, due 04/01/2009	6,000	5,996
Airlines (0.6%)
Continental Airlines, Inc.
7.49%, due 10/02/2010	3,061	2,816
Automobiles (1.1%)
Daimler Finance North America LLC
7.20%, due 09/01/2009	5,200	5,173
Beverages (4.9%)
Anheuser-Busch InBev Worldwide, Inc.
7.20%, due 01/15/2014 -144A	2,940	2,987
Coca-Cola Enterprises, Inc.
3.31%, due 05/06/2011 *	6,000	5,790
Diageo Capital PLC
4.38%, due 05/03/2010	4,870	4,902
Molson Coors Capital Finance ULC
4.85%, due 09/22/2010	6,000	6,037
Sabmiller PLC
1.74%, due 07/01/2009 -144A *	1,950	1,946
6.20%, due 07/01/2011 -144A	2,301	2,303
Capital Markets (1.0%)
Xstrata Finance Dubai, Ltd.
1.58%, due 11/13/2009 -144A *	5,700	5,059
Chemicals (2.5%)
Cytec Industries, Inc.
5.50%, due 10/01/2010	5,880	5,676
Lubrizol Corp.
4.63%, due 10/01/2009	6,566	6,561
Commercial Banks (0.8%)
M&I Marshall & Ilsley Bank
2.48%, due 12/04/2012 *	5,390	3,980
Commercial Services & Supplies (0.5%)
Waste Management, Inc.
6.88%, due 05/15/2009	2,355	2,375
Construction Materials (0.6%)
Lafarge SA Nt
6.15%, due 07/15/2011	3,490	3,033
Consumer Finance (4.8%)
American Express Credit Corp.
3.38%, due 02/24/2012 *	4,300	3,591
Discover Financial Services
2.63%, due 06/11/2010 *	6,920	5,919
John Deere Capital Corp.
2.94%, due 06/10/2011 *	4,000	3,779
PACCAR Financial Corp.
1.00%, due 01/12/2011 *	5,000	4,992
Toyota Motor Credit Corp.
1.00%, due 01/09/2012 *	5,000	4,982
Containers & Packaging (0.6%)
Rexam PLC
6.75%, due 06/01/2013 -144A	2,950	2,735
Diversified Financial Services (2.9%)
American Honda Finance Corp.
3.86%, due 01/29/2010 -144A *	4,500	4,450
BAE Systems Holdings, Inc.
6.40%, due 12/15/2011 -144A	5,000	5,052
Harley-Davidson Funding Corp.
5.00%, due 12/15/2010 -144A	2,600	2,472
Pemex Finance, Ltd.
9.03%, due 02/15/2011	2,430	2,454
Diversified Telecommunication Services (2.3%)
Telefonica Europe BV
7.75%, due 09/15/2010	5,400	5,709
Verizon Global Funding Corp.
7.25%, due 12/01/20102	5,000	5,323
Electric Utilities (0.7%)
PSEG Power LLC
7.75%, due 04/15/2011	3,335	3,442
Energy Equipment & Services (1.0%)
Weatherford International, Inc.
6.63%, due 11/15/2011	4,805	4,704
Food & Staples Retailing (3.4%)
Kroger Co.
8.05%, due 02/01/2010	5,012	5,187
New Albertsons, Inc.
6.95%, due 08/01/2009	3,617	3,608
Safeway, Inc.
6.50%, due 03/01/2011	5,000	4,998
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	2,900	2,871

The notes to the financial statements are an integral part of this report.

1

	Principal	Value
Food Products (3.7%)
Cargill, Inc.
3.63%, due 03/04/2009 -144A	$5,000	$5,000
ConAgra Foods, Inc.
7.88%, due 09/15/2010	4,880	5,185
General Mills, Inc.
1.25%, due 01/22/2010 *	5,200	5,102
Michael Foods, Inc.
8.00%, due 11/15/2013	3,215	2,829
Gas Utilities (0.4%)
Atmos Energy Corp.
4.00%, due 10/15/2009	1,840	1,819
Hotels, Restaurants & Leisure (1.4%)
Carrols Corp.
9.00%, due 01/15/2013	2,000	1,460
MGM Mirage, Inc.
6.00%, due 10/01/2009	3,000	2,873
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	3,000	2,400
Insurance (0.3%)
Oil Insurance, Ltd.
7.56%, due 06/30/2011 -144A ¡ Ž	3,250	1,306
IT Services (1.1%)
Western Union Co.
5.40%, due 11/17/2011	5,500	5,433
Machinery (0.5%)
Case New Holland, Inc.
6.00%, due 06/01/2009	2,500	2,456
Media (3.9%)
British Sky Broadcasting Group PLC
8.20%, due 07/15/2009	6,000	6,098
Comcast Cable Communications LLC
6.88%, due 06/15/2009	5,500	5,554
Time Warner, Inc.
1.46%, due 11/13/2009 *	4,906	4,793
Viacom, Inc.
2.27%, due 06/16/2009 *	3,000	2,959
Metals & Mining (2.3%)
Arcelormittal
5.38%, due 06/01/2013	3,500	2,938
BHP Billiton Finance, Ltd.
5.00%, due 12/15/2010	6,000	6,056
Rio Tinto Finance USA, Ltd.
5.88%, due 07/15/2013	2,500	2,199
Multi-Utilities (1.1%)
Sempra Energy
7.95%, due 03/01/2010	5,500	5,653
Oil, Gas & Consumable Fuels (6.6%)
Anadarko Petroleum Corp.
2.40%, due 09/15/2009 *	5,700	5,599
Enterprise Products Operating LLC
7.50%, due 02/01/2011	6,100	6,222
Hess Corp.
7.00%, due 02/15/2014	2,450	2,485
Kinder Morgan Energy Partners, LP
6.30%, due 02/01/2009	3,200	3,200
6.75%, due 03/15/2011	5,200	5,404
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.44%, due 09/15/2009 -144A	4,039	3,968
XTO Energy, Inc.
5.00%, due 08/01/2010	5,770	5,680
Real Estate Investment Trusts (4.8%)
BRE Properties, Inc.
5.75%, due 09/01/2009	6,000	5,952
Federal Realty Investment Trust
8.75%, due 12/01/2009	2,680	2,581
Healthcare Realty Trust, Inc.
8.13%, due 05/01/2011	3,000	2,768
Kimco Realty Corp.
4.62%, due 05/06/2010	5,000	4,752
PPF Funding, Inc.
5.35%, due 04/15/2012 -144A	4,000	3,081
Wea Finance LLC / WCI Finance LLC
5.40%, due 10/01/2012 -144A	5,000	4,145
Real Estate Management & Development (0.9%)
Post Apartment Homes, LP
7.70%, due 12/20/2010	5,000	4,434
Road & Rail (5.4%)
Burlington Northern Santa Fe Corp.
6.13%, due 03/15/2009	5,000	5,011
CSX Corp.
6.75%, due 03/15/2011	5,080	5,109
Erac USA Finance Co.
7.95%, due 12/15/2009 -144A	5,500	5,285
Norfolk Southern Corp.
6.20%, due 04/15/2009	6,000	6,008
Union Pacific Corp.
3.63%, due 06/01/2010	5,030	4,972
Specialty Retail (0.5%)
Staples, Inc.
9.75%, due 01/15/2014	2,450	2,606
Wireless Telecommunication Services (1.5%)
Centennial Communications Corp.
1.00%, due 01/01/2013 *	2,450	2,413
Vodafone Group PLC
7.75%, due 02/15/2010	5,000	5,169
Total Corporate Debt Securities (cost $321,935)		309,859

CONVERTIBLE BOND (1.1%)
Capital Markets (1.1%)
Merrill Lynch & Co., Inc.
Zero Coupon, due 03/13/2032	5,000	5,428
Total Convertible Bond (cost $5,113)		5,428

REPURCHASE AGREEMENT (0.4%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $2,116 on 02/02/2009 •	2,116	2,116
Total Repurchase Agreement (cost $2,116)		2,116

Total Investment Securities (cost $499,360) #		$488,920

The notes to the financial statements are an integral part of this report.

2

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 01/30/2009.
Ž	The security has a perpetual maturity. The date shown is the next call date.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 01/30/2009.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 4.60% to 4.79%, maturity dates of 09/01/2034, and with a market value plus accrued interest of $2,158.

#

Aggregate cost for federal income tax purposes is $499,360. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,068 and $15,508, respectively. Net unrealized depreciation for tax purposes is $10,440.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2009, these securities aggregated $70,585, or 14.39%, of the Fund’s net assets.

LLC	Limited Liability Company
CMBS	Commercial Mortgage-Backed Security
LP	Limited Partnership
PLC	Public Limited Company
ULC	Underwriter’s Laboratory of Canada

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$—	$488,920	$—	$488,920

The notes to the financial statements are an integral part of this report.

3

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.7%)
Aerospace & Defense (2.2%)
Alliant Techsystems, Inc. ‡ ^	66,300	$5,358
Auto Components (1.2%)
Tenneco, Inc. ‡ ^	1,538,711	2,831
Chemicals (4.4%)
Intrepid Potash, Inc. ‡	193,580	3,945
Terra Industries, Inc. ^	233,031	4,773
Zep, Inc. ^	175,240	1,926
Commercial Banks (4.7%)
Bank of Hawaii Corp. ^	123,400	4,426
City National Corp.^	121,600	4,209
Wintrust Financial Corp. ^	193,475	2,587
Commercial Services & Supplies (2.7%)
Republic Services, Inc. -Class A	252,650	6,534
Communications Equipment (4.6%)
Arris Group, Inc. ‡ ^	923,975	6,580
Harmonic Lightwaves, Inc. ‡ ^	836,792	4,309
Electric Utilities (3.3%)
NV Energy, Inc.	400,700	4,299
UIL Holdings Corp. ^	137,490	3,634
Electrical Equipment (1.5%)
General Cable Corp. ‡	215,205	3,542
Energy Equipment & Services (2.4%)
Superior Energy Services, Inc. ‡ ^	366,585	5,711
Health Care Equipment & Supplies (4.1%)
Hologic, Inc. ‡	432,000	5,094
West Pharmaceutical Services, Inc. ^	147,400	4,897
Health Care Technology (3.0%)
Allscripts-Misys Healthcare Solutions, Inc. ^	845,495	7,119
Hotels, Restaurants & Leisure (5.3%)
Cheesecake Factory ‡ ^	597,370	5,186
PF Chang’s China Bistro, Inc. ‡ ^	308,600	5,472
Starwood Hotels & Resorts Worldwide, Inc.	132,700	2,006
Insurance (6.2%)
HCC Insurance Holdings, Inc.	306,210	7,168
PartnerRe, Ltd. ^	117,020	7,669
Internet Software & Services (2.1%)
Valueclick, Inc. ‡	821,663	5,135
IT Services (2.1%)
NeuStar, Inc. -Class A ‡ ^	380,111	5,177
Leisure Equipment & Products (1.0%)
Pool Corp.	152,900	2,423
Life Sciences Tools & Services (4.0%)
Charles River Laboratories International, Inc. ‡ ^	200,865	4,903
Varian, Inc. ‡	170,375	4,743
Machinery (2.1%)
Clarcor, Inc.	167,700	5,088
Media (1.5%)
Lamar Advertising Co. -Class A ‡ ^	403,790	3,638
Oil, Gas & Consumable Fuels (5.0%)
Comstock Resources, Inc. ‡ ^	125,265	4,776
PetroHawk Energy Corp. ‡ ^	367,595	7,246
Personal Products (0.9%)
Bare Escentuals, Inc. ‡ ^	626,935	2,276
Pharmaceuticals (2.8%)
Sepracor, Inc. ‡ ^	449,495	6,832
Professional Services (5.7%)
FTI Consulting, Inc. ‡ ^	226,465	9,287
Manpower, Inc.	157,500	4,482
Real Estate Investment Trusts (15.1%)
Annaly Capital Management, Inc. ^	839,185	12,704
Capstead Mortgage Corp.	500,540	5,341
Host Hotels & Resorts, Inc. ^	1,062,285	5,715
Omega Healthcare Investors, Inc. ^	539,845	7,898
Potlatch Corp. ^	186,115	4,688
Road & Rail (1.4%)
Kansas City Southern ‡ ^	189,735	3,446
Software (2.5%)
Macrovision Solutions Corp. ‡ ^	467,130	6,124
Textiles, Apparel & Luxury Goods (1.6%)
Hanesbrands, Inc. ‡ ^	439,360	3,950
Thrifts & Mortgage Finance (1.1%)
People’s United Financial, Inc. ^	158,400	2,591
Trading Companies & Distributors (2.2%)
WESCO International, Inc. ‡	282,800	5,209
Total Common Stocks (cost $258,894)		232,947

	Principal
REPURCHASE AGREEMENT (3.4%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $8,221 on 02/02/2009 •	$8,221	8,221
Total Repurchase Agreement (cost $8,221)		8,221

	Shares
SECURITIES LENDING COLLATERAL (10.0%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲	23,978,154	23,978
Total Securities Lending Collateral (cost $23,978)		23,978

Total Investment Securities (cost $291,093) #		$265,146

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $23,318.
‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 07/30/2009, and with a market value plus accrued interest of $8,386.
▲	Rate shown reflects the yield at 01/30/2009.
#

Aggregate cost for federal income tax purposes is $291,093. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $19,421 and $45,368 respectively. Net unrealized depreciation for tax purposes is $25,947.

The notes to the financial statements are an integral part of this report.

1

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$256,925	$8,221	$—	$265,146

The notes to the financial statements are an integral part of this report.

2

Transamerica Templeton Global

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.8%)
Australia (0.6%)
Alumina, Ltd. ^	96,049	$67
National Australia Bank, Ltd.	34,025	402
Austria (0.7%)
Telekom Austria AG	41,880	588
Bermuda (1.4%)
Tyco Electronics, Ltd.	84,000	1,189
Brazil (1.1%)
Cia Vale do Rio Doce ADR ^	15,230	215
Empresa Brasileira de Aeronautica SA ADR ^	25,360	382
Petroleo Brasileiro SA -Class A ADR ^	13,480	292
China (0.3%)
China Telecom Corp., Ltd.	670,000	243
Denmark (0.4%)
Vestas Wind Systems ‡	6,730	324
Finland (0.5%)
Stora Enso OYJ -Class R	35,580	217
UPM-Kymmene OYJ	21,310	201
France (6.9%)
Accor SA ^	7,040	278
AXA SA	36,800	580
France Telecom SA	52,480	1,175
Gdf Suez	14,448	553
Michelin -Class B	10,407	407
Sanofi-Aventis SA	16,139	908
Suez Environnement SA ‡ ^	3,787	60
Suez SA	14	1
Total SA	21,742	1,084
Vivendi	26,410	680
Germany (6.2%)
Bayerische Motoren Werke AG ^	21,040	498
Celesio AG	19,660	421
Daimler AG	13,500	378
Deutsche Post AG	42,130	526
E.ON AG ADR	24,540	786
Infineon Technologies AG ‡ ^	115,570	103
Merck KGAA	6,870	582
Muenchener Rueckversicherungs AG	4,810	635
SAP AG	17,410	612
Siemens AG ^	11,760	662
Hong Kong (0.9%)
Cheung Kong Holdings, Ltd.	47,000	434
Hutchison Whampoa, Ltd.	59,000	300
Ireland (0.5%)
CRH PLC	16,810	393
Israel (0.9%)
Check Point Software Technologies ‡ ^	33,970	770
Italy (1.5%)
Autogrill SpA ^	32,781	192
ENI SpA ADR ^	17,185	728
UniCredit SpA	173,709	306
Japan (5.2%)
Fujifilm Holdings Corp.	16,700	365
Konica Minolta Holdings, Inc.	54,500	424
Mabuchi Motor Co., Ltd. ^	12,400	466
Mitsubishi UFJ Financial Group, Inc. ADR ^	32,270	177
Nintendo Co., Ltd.	2,200	683
Olympus Corp. ^	27,800	446
Promise Co., Ltd. ^	26,150	480
Sony Corp. ADR	10,560	203
Takeda Pharmaceutical Co., Ltd.	8,300	389
Toyota Motor Corp.	13,100	421
USS Co., Ltd.	7,410	317
Korea, Republic of (1.5%)
KB Financial Group, Inc. ADR ^	8,150	211
Korea Electric Power Corp. ADR ^	21,480	214
Samsung Electronics Co., Ltd. -144A GDR ^	4,830	847
Netherlands (1.8%)
ING Groep NV ADR ^	9,330	78
ING Groep NV	32,710	270
Koninklijke Philips Electronics NV ^	33,360	606
Randstad Holding NV ^	12,460	247
Reed Elsevier NV	26,984	299
Norway (0.8%)
Aker Kvaerner ASA	17,210	81
Telenor ASA	88,850	580
Singapore (2.0%)
DBS Group Holdings, Ltd. ADR ^	4,010	94
DBS Group Holdings, Ltd. ^	128,400	740
Flextronics International, Ltd. ‡	61,830	161
Singapore Telecommunications, Ltd.	378,000	656
South Africa (0.5%)
Sasol, Ltd. ADR ^	16,850	447
Spain (1.6%)
Banco Santander SA	25,719	208
Telefonica SA	63,701	1,129
Sweden (0.7%)
Loomis AB ‡	5,150	38
Nordea Bank AB	67,010	354
Securitas AB -Class B ^	25,750	207
Switzerland (5.4%)
ACE, Ltd. ^	18,590	812
Adecco SA	12,770	429
Lonza Group AG ^	7,370	673
Nestle SA ADR	30,275	1,043
Novartis AG ADR	16,740	690
Roche Holding AG	2,640	371
Swiss Reinsurance ^	11,470	304
UBS AG	17,015	213
Taiwan (1.1%)
Chunghwa Telecom Co., Ltd. ADR	16,052	241
Lite-On Technology Corp. GDR	30,712	185
Taiwan Semiconductor Manufacturing Co., Ltd. ADR ^	62,781	474
Turkey (0.7%)
Turkcell Iletisim Hizmet AS ADR ^	47,270	623
United Kingdom (11.7%)
Aviva PLC	92,990	420
BAE Systems PLC	112,160	651
BP PLC ADR ^	18,170	772
British Sky Broadcasting Group PLC	79,790	570
Cadbury PLC	38,348	308
Compass Group PLC	92,320	457
GlaxoSmithKline PLC	49,349	870
Group 4 Securicor PLC	161,830	447
HSBC Holdings PLC ADR ^	310	12
HSBC Holdings PLC	38,729	301
Kingfisher PLC	123,010	247

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
United Kingdom (continued)
Kingfisher PLC ADR ^	52,500	$207
Pearson PLC	59,240	566
Rolls-Royce Group PLC ‡	120,661	576
Royal Bank of Scotland PLC	153,411	48
Royal Dutch Shell PLC -Class B	29,130	692
Tesco PLC	103,780	536
Unilever PLC	34,487	756
Vodafone Group PLC	618,342	1,148
Wolseley PLC	44,260	110
United States (42.9%)
Allergan, Inc.	21,000	801
Amazon.com, Inc. ‡	34,000	2,000
American Express Co.	23,000	385
Apple, Inc. ‡	20,100	1,812
AT&T, Inc.	37,000	911
Becton Dickinson & Co.	14,000	1,017
Boeing Co.	15,500	655
BorgWarner, Inc.	37,300	630
Caterpillar, Inc.	21,800	673
Charles Schwab Corp.	50,000	680
Cisco Systems, Inc. ‡	50,000	749
CME Group, Inc.	2,100	365
Ecolab, Inc.	31,500	1,070
Emerson Electric Co.	17,500	572
Expeditors International of Washington, Inc.	41,700	1,160
General Electric Co.	92,000	1,116
Gilead Sciences, Inc. ‡	51,500	2,614
Google, Inc. -Class A ‡	5,000	1,693
Jacobs Engineering Group, Inc. ‡	31,500	1,218
Johnson Controls, Inc.	73,000	913
PACCAR, Inc.	37,000	976
Praxair, Inc.	42,000	2,614
Qualcomm, Inc.	51,500	1,778
Raytheon Co.	46,000	2,328
Sigma-Aldrich Corp.	36,000	1,299
T. Rowe Price Group, Inc.	46,500	1,282
Union Pacific Corp.	30,000	1,314
Varian Medical Systems, Inc. ‡	38,000	1,411
Walt Disney Co.	35,000	724
Wells Fargo & Co.	51,000	964
Total Common Stocks (cost $125,055)		81,486

	Principal
REPURCHASE AGREEMENT (1.8%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $1,528 on 02/02/2009 •	$1,528	1,528
Total Repurchase Agreement (cost $1,528)		1,528

	Shares
SECURITIES LENDING COLLATERAL (6.5%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲	5,405,418	5,405
Total Securities Lending Collateral (cost $5,405)		5,405

Total Investment Securities (cost $131,988) #		$88,419

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Diversified Telecommunication Services	6.2%	$5,523
Chemicals	5.7%	4,983
Pharmaceuticals	5.2%	4,611
Aerospace & Defense	5.2%	4,592
Oil, Gas & Consumable Fuels	4.6%	4,015
Commercial Banks	4.3%	3,817
Health Care Equipment & Supplies	3.3%	2,874
Media	3.2%	2,839
Insurance	3.1%	2,751
Industrial Conglomerates	3.0%	2,684
Biotechnology	3.0%	2,614
Communications Equipment	2.9%	2,527
Electronic Equipment & Instruments	2.4%	2,181
Capital Markets	2.4%	2,175
Food Products	2.4%	2,107
Software	2.4%	2,065
Internet & Catalog Retail	2.3%	2,000
Computers & Peripherals	2.2%	1,997
Auto Components	2.2%	1,950
Wireless Telecommunication Services	2.0%	1,771
Internet Software & Services	1.9%	1,693
Air Freight & Logistics	1.9%	1,686
Machinery	1.9%	1,649

The notes to the financial statements are an integral part of this report.

2

INVESTMENTS BY INDUSTRY: (continued)	Percentage of Total Investments	Value
Semiconductors & Semiconductor Equipment	1.6%	$1,424
Road & Rail	1.5%	1,314
Automobiles	1.5%	1,297
Construction & Engineering	1.4%	1,218
Electric Utilities	1.1%	1,000
Hotels, Restaurants & Leisure	1.0%	927
Electrical Equipment	1.0%	896
Consumer Finance	0.9%	865
Specialty Retail	0.9%	771
Diversified Financial Services	0.8%	713
Commercial Services & Supplies	0.8%	692
Professional Services	0.8%	676
Life Sciences Tools & Services	0.8%	673
Multi-Utilities	0.7%	614
Food & Staples Retailing	0.6%	536
Real Estate Management & Development	0.5%	434
Office Electronics	0.5%	424
Health Care Providers & Services	0.5%	421
Paper & Forest Products	0.5%	418
Construction Materials	0.4%	393
Metals & Mining	0.3%	282
Household Durables	0.2%	203
Trading Companies & Distributors	0.1%	110
Energy Equipment & Services	0.1%	81
Investment Securities, at Value	92.2%	81,486
Short-Term Investments	7.8%	6,933
Total Investments	100.0%	$88,419

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $5,207.
‡	Non-income producing security.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 0.69% to 4.79%, maturity dates ranging from 08/25/2034 to 09/01/2034, and with market values plus accrued interests of $1,559.

▲	Rate shown reflects the yield at 01/30/2009.
#

Aggregate cost for federal income tax purposes is $131,988. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,669 and $45,238, respectively. Net unrealized depreciation for tax purposes is $43,569.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2009, these securities aggregated $847, or 1.02%, of the Fund’s net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$86,891	$1,528	$—	$88,419

The notes to the financial statements are an integral part of this report.

3

Transamerica Third Avenue Value

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (82.7%)
Bermuda (2.2%)
Brookfield Infrastructure Partners LP	26,617	$351
Montpelier RE Holdings, Ltd. ^	325,711	4,606
Nabors Industries, Ltd. ‡ ^	196,865	2,156
Canada (12.8%)
Brookfield Asset Management, Inc. -Class A ^	819,586	12,933
Canfor Corp. ‡ ^	739,723	4,373
E-L Financial Corp., Ltd.	5,786	1,681
EnCana Corp.	307,000	13,613
Power Corp. of Canada	507,564	8,754
Germany (0.7%)
Allianz SE	7,900	662
Lanxess AG	118,000	1,723
Hong Kong (14.8%)
Cheung Kong Holdings, Ltd.	1,364,153	12,587
Chong Hing Bank, Ltd.	637,190	737
Hang Lung Group, Ltd.	928,692	2,991
Hang Lung Properties, Ltd.	1,703,749	3,830
Henderson Land Development Co., Ltd.	3,409,538	13,024
Hutchison Whampoa, Ltd.	2,095,888	10,664
Wharf Holdings, Ltd.	1,507,141	3,724
Japan (14.2%)
Daiichi Sankyo Co., Ltd.	215,386	4,836
Mitsui Fudosan Co., Ltd.	914,462	11,793
Sapporo Holdings, Ltd.	534,000	2,460
Tokio Marine Holdings, Inc.	470,080	12,451
Toyota Industries Corp.	705,107	14,089
Korea, Republic of (3.4%)
POSCO ADR ^	174,261	11,069
Sweden (2.6%)
Investor AB -Class A	741,546	8,235
United Kingdom (0.2%)
Derwent London PLC REIT ^	70,050	605
United States (31.8%)
Alamo Group, Inc. ^	213,981	2,685
Alexander & Baldwin, Inc. ^	68,770	1,516
Applied Materials, Inc. ^	358,961	3,363
AVX Corp. ^	861,145	7,853
Bank of New York Mellon Corp.	560,052	14,416
BEL Fuse, Inc. -Class A ^	3,463	49
Bristow Group, Inc. ‡ ^	113,895	2,755
Brookline Bancorp, Inc. ^	240,858	2,329
Capital Southwest Corp. ^	19,256	1,765
Cimarex Energy Co.^	451,128	11,206
CIT Group, Inc. ^	194,517	543
Cross Country Healthcare, Inc. ‡ ^	211,206	1,582
Electro Scientific Industries, Inc. ‡ ^	196,486	1,242
Electronics For Imaging, Inc. ‡	177,436	1,577
Forest City Enterprises, Inc. -Class A ^	583,218	3,943
Intel Corp. ^	355,961	4,592
Investment Technology Group, Inc. ‡ ^	40,000	867
Legg Mason, Inc. ^	240,452	3,862
Lexmark International, Inc. -Class A ‡ ^	66,205	1,568
MBIA, Inc. ‡	1,211,786	4,677
MDC Holdings, Inc. ^	53,363	1,635
MGIC Investment Corp. ^	144,137	398
NewAlliance Bancshares, Inc. ^	142,535	1,566
Radian Group, Inc. ^	360,585	1,161
St Joe Co. ‡	370,892	8,920
St. Mary Land & Exploration Co. ^	124,198	2,403
Superior Industries International, Inc. ^	178,263	1,831
Sycamore Networks, Inc. ‡ ^	1,508,183	3,544
Tejon Ranch Co. ‡ ^	76,574	1,673
Tellabs, Inc. ‡ ^	891,479	3,682
Westwood Holdings Group, Inc. ^	111,753	3,102
Total Common Stocks (cost $519,278)		266,252

	Principal
CONVERTIBLE BOND (0.5%)
United States (0.5%)
Forest City Enterprises, Inc.
3.63%, due 10/15/2011	$2,800	1,648
Total Convertible Bond (cost $1,580)		1,648

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (6.2%)
U.S. Treasury Bill
Zero Coupon, due 04/09/2009	20,000	19,982
Total Short-Term U.S. Government Obligations (cost $19,982)		19,982

REPURCHASE AGREEMENT (10.4%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $33,567 on 02/02/2009 •	33,567	33,567

Total Repurchase Agreement (cost $33,567)		33,567

	Shares
SECURITIES LENDING COLLATERAL (8.0%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲	25,695,597	25,696
Total Securities Lending Collateral (cost $25,696)		25,696

Total Investment Securities (cost $600,103) #		$347,145

The notes to the financial statements are an integral part of this report.

1

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Real Estate Management & Development	22.2%	$77,066
Insurance	9.5%	32,831
Oil, Gas & Consumable Fuels	7.8%	27,222
Capital Markets	6.8%	24,012
Auto Components	4.5%	15,920
Metals & Mining	3.2%	11,069
Industrial Conglomerates	3.1%	10,664
Electronic Equipment & Instruments	2.6%	9,095
Diversified Financial Services	2.6%	8,778
Semiconductors & Semiconductor Equipment	2.3%	7,955
Communications Equipment	2.1%	7,275
Thrifts & Mortgage Finance	1.6%	5,454
Energy Equipment & Services	1.4%	4,911
Pharmaceuticals	1.4%	4,836
Paper & Forest Products	1.3%	4,373
Computers & Peripherals	0.9%	3,145
Machinery	0.8%	2,685
Beverages	0.7%	2,460
Chemicals	0.5%	1,723
Household Durables	0.5%	1,635
Health Care Providers & Services	0.5%	1,582
Marine	0.4%	1,516
Commercial Banks	0.2%	737
Real Estate Investment Trusts	0.2%	605
Electric Utilities	0.1%	351
Investment Securities, at Value	77.2%	267,900
Short-Term Investments	22.8%	79,245
Total Investments	100.0%	$347,145

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $24,914.
‡	Non-income producing security.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 4.40% to 5.12%, maturity dates ranging from 10/01/2035 to 12/01/2035, and with market values plus accrued interests of $34,241.

▲	Rate shown reflects the yield at 01/30/2009.
#

Aggregate cost for federal income tax purposes is $600,103. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $521 and $253,479, respectively. Net unrealized depreciation for tax purposes is $252,958.

DEFINITIONS:

ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$291,948	$55,197	$—	$347,145

The notes to the financial statements are an integral part of this report.

2

Transamerica Thornburg International Value

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (89.9%)
Brazil (1.4%)
Empresa Brasileira de Aeronautica SA ADR	56,327	$849
Redecard SA	76,070	861
Canada (6.7%)
Canadian National Railway Co.	59,589	2,088
Canadian Natural Resources, Ltd.	44,307	1,586
Canadian Oil Sands Trust	14,880	227
Potash Corp. of Saskatchewan	12,665	948
Rogers Communications, Inc. -Class B	123,695	3,488
Cayman Islands (1.0%)
Baidu, Inc. ADR ‡	9,600	1,236
China (3.1%)
China Life Insurance Co., Ltd. -Class H	954,260	2,512
China Merchants Bank Co., Ltd. -Class H	851,549	1,375
Denmark (5.9%)
NOVO Nordisk A/S -Class B	95,740	5,100
Vestas Wind Systems ‡	46,190	2,225
Finland (2.8%)
Fortum OYJ	56,819	1,109
Nokia OYJ	197,550	2,421
France (10.0%)
Air Liquide SA	11,484	835
AXA SA	140,195	2,208
BNP Paribas	46,220	1,764
France Telecom SA	86,290	1,934
Groupe Danone	70,955	3,642
LVMH Moet Hennessy Louis Vuitton SA	37,520	2,044
Germany (5.3%)
E.ON AG	55,415	1,785
Fresenius Medical Care AG	20,300	908
SAP AG	110,520	3,883
Greece (1.2%)
National Bank of Greece SA	91,580	1,526
Guernsey, C.I. (1.0%)
Amdocs, Ltd. ‡	76,613	1,296
Hong Kong (3.6%)
China Mobile, Ltd.	289,500	2,607
Hong Kong Exchanges and Clearing, Ltd.	212,300	1,823
Israel (4.4%)
Teva Pharmaceutical Industries, Ltd. ADR	131,888	5,467
Japan (7.0%)
Fanuc, Ltd.	39,300	2,329
Komatsu, Ltd.	89,800	927
Nintendo Co., Ltd.	9,580	2,970
Toyota Motor Corp.	76,655	2,466
Mexico (2.7%)
America Movil SAB de CV -Series L ADR	52,789	1,505
Wal-Mart de Mexico SAB de CV -Series V	909,240	1,897
Netherlands Antilles (0.8%)
Schlumberger, Ltd.	24,292	991
Russian Federation (0.3%)
Gazprom OAO ADR	27,913	360
Spain (2.1%)
Telefonica SA	148,720	2,637
Sweden (2.4%)
Hennes & Mauritz AB -Class B	77,915	3,007
Switzerland (12.3%)
Givaudan SA	2,065	1,399
Julius Baer Holding AG	43,773	1,298
Logitech International SA ‡	84,245	817
Nestle SA	127,035	4,390
Novartis AG	59,067	2,427
Roche Holding AG	27,725	3,892
Swiss Reinsurance	35,975	954
Turkey (1.2%)
Turkcell Iletisim Hizmet AS	275,600	1,461
United Kingdom (14.7%)
Arm Holdings PLC	772,495	1,022
British American Tobacco PLC	45,550	1,249
British Sky Broadcasting Group PLC	69,366	496
Carnival Corp.	98,738	1,799
Reckitt Benckiser Group PLC	83,763	3,225
Sabmiller PLC	101,275	1,654
Smith & Nephew PLC	416,190	3,016
Standard Chartered PLC	237,147	2,997
Vodafone Group PLC ADR	145,189	2,699
Total Common Stocks (cost $142,552)		111,631

	Principal
REPURCHASE AGREEMENT (14.9%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $18,531 on 02/02/2009 •	$18,530	18,530
Total Repurchase Agreement (cost $18,530)		18,530

Total Investment Securities (cost $161,082) #		$130,161

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
British Pound Sterling	(1,026)	06/19/2009	$(1,572)	$87
Euro	2,622	06/16/2009	3,587	(234)
Euro	(4,851)	06/16/2009	(6,466)	261
Mexican Peso	(27,020)	05/29/2009	(1,898)	59
				$173

The notes to the financial statements are an integral part of this report.

1

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Pharmaceuticals	13.0%	$16,886
Wireless Telecommunication Services	9.1%	11,760
Software	6.3%	8,149
Food Products	6.1%	8,032
Commercial Banks	6.0%	7,662
Insurance	4.3%	5,674
Diversified Telecommunication Services	3.5%	4,571
Machinery	2.5%	3,256
Household Products	2.4%	3,225
Chemicals	2.4%	3,182
Health Care Equipment & Supplies	2.3%	3,016
Specialty Retail	2.3%	3,007
Electric Utilities	2.3%	2,894
Automobiles	1.9%	2,466
Communications Equipment	1.8%	2,421
Electrical Equipment	1.7%	2,225
Oil, Gas & Consumable Fuels	1.7%	2,173
Road & Rail	1.6%	2,088
Textiles, Apparel & Luxury Goods	1.6%	2,044
Food & Staples Retailing	1.4%	1,897
Diversified Financial Services	1.4%	1,823
Hotels, Restaurants & Leisure	1.4%	1,799
Beverages	1.3%	1,654
Capital Markets	1.0%	1,298
Tobacco	1.0%	1,249
Internet Software & Services	0.9%	1,236
Semiconductors & Semiconductor Equipment	0.8%	1,022
Energy Equipment & Services	0.8%	991
Health Care Providers & Services	0.7%	908
IT Services	0.7%	861
Aerospace & Defense	0.6%	849
Computers & Peripherals	0.6%	817
Media	0.4%	496
Investment Securities, at Value	85.8%	111,631
Short-Term Investments	14.2%	18,530
Total Investments	100.0%	$130,161

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 0.68%, a maturity date of 12/15/2034, and with a market value plus accrued interest of $18,902.
#

Aggregate cost for federal income tax purposes is $161,082. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $197 and $31,118, respectively. Net unrealized depreciation for tax purposes is $30,921.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities				Other Financial Instruments*
Level 1	Level 2	Level 3	Total Investments in Securities	Level 1	Level 2	Level 3
$111,630	$18,531	$—	$130,161	$—	$173	$—

*Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

2

Transamerica UBS Dynamic Alpha

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCK (0.2%)
Germany (0.2%)
Henkel AG & Co. KGAA, 2.54% ▲	8,202	$212
Total Preferred Stock (cost $403)		212

COMMON STOCKS (66.4%)
Australia (0.4%)
National Australia Bank, Ltd.	6,537	77
Oz Minerals, Ltd.	50,633	18
Qantas Airways, Ltd.	31,655	48
QBE Insurance Group, Ltd.	18,290	275
Westpac Banking Corp.	5,210	51
Woodside Petroleum, Ltd.	1,497	33
Austria (0.0%)
Telekom Austria AG	2,898	41
Bermuda (0.8%)
Accenture, Ltd. -Class A	6,000	189
Catlin Group, Ltd.	9,515	48
Cheung Kong Infrastructure Holdings, Ltd.	6,000	22
Covidien, Ltd.	9,900	379
Esprit Holdings, Ltd.	16,700	89
Marvell Technology Group, Ltd. ‡	24,900	182
Weatherford International, Ltd. ‡	3,500	39
Canada (0.9%)
Canadian Imperial Bank of Commerce	3,800	145
EnCana Corp.	2,200	98
George Weston, Ltd.	900	48
Gildan Activewear, Inc. -Class A ‡ ^	8,800	94
Power Financial Corp.	2,800	52
Toronto-Dominion Bank	4,700	152
Ultra Petroleum Corp. ‡ ^	14,000	501
Cayman Islands (0.1%)
Seagate Technology, Inc. ^	35,000	133
Finland (0.1%)
Stora Enso OYJ -Class R	7,149	44
Tietoenator OYJ	2,947	33
UPM-Kymmene OYJ	5,293	50
France (1.5%)
AXA SA	4,378	69
BNP Paribas	5,215	199
CIE Generale de Geophysique-Veritas ‡ ^	2,688	32
France Telecom SA	13,157	295
GDF SUEZ	6,325	242
L’Oreal SA	481	32
Societe Generale	2,208	92
Technip SA	1,258	39
Total SA	15,796	788
Germany (0.5%)
Allianz SE	1,389	116
BASF SE	1,095	32
Daimler AG	1,220	34
Deutsche Bank AG ^	675	18
Fresenius Medical Care AG ADR	3,000	134
Metro AG	1,220	44
SAP AG	2,445	86
Siemens AG	2,819	159
Guernsey, C.I. (0.0%)
Resolution, Ltd. ‡	15,659	24
Ireland (0.3%)
CRH PLC	8,299	193
Elan Corp. PLC ADR ‡ ^	16,400	119
Italy (0.3%)
ENI SpA	7,496	158
Intesa Sanpaolo SpA	30,068	95
Terna Rete Elettrica Nazionale SpA	8,489	26
UniCredit SpA	16,340	29
Japan (2.0%)
Bank of Yokohama, Ltd.	17,000	87
Bridgestone Corp.	2,500	32
Canon, Inc.	4,600	125
Central Japan Railway Co.	13	93
Funai Electric Co., Ltd.	1,000	24
Honda Motor Co., Ltd.	6,300	145
ITOCHU Corp.	7,000	34
Japan Tobacco, Inc.	46	132
JFE Holdings, Inc.	3,000	75
Keyence Corp.	100	18
Komatsu, Ltd.	7,500	77
Leopalace21 Corp. ^	4,600	39
Mitsubishi UFJ Financial Group, Inc.	6,100	34
Mitsui O.S.K. Lines, Ltd.	16,000	91
Mitsui Sumitomo Insurance Group Holdings, Inc.	2,900	75
Nintendo Co., Ltd.	100	31
Nippon Electric Glass Co., Ltd.	7,000	46
Nippon Mining Holdings, Inc.	9,500	35
NTT DoCoMo, Inc.	40	70
Panasonic Corp.	3,000	36
Ricoh Co., Ltd.	9,000	110
Sankyo Co., Ltd.	1,700	82
Shin-Etsu Chemical Co., Ltd.	2,100	98
Sompo Japan Insurance, Inc.	14,000	87
Sumitomo Metal Industries, Ltd.	48,000	95
Sumitomo Metal Mining Co., Ltd. ^	6,000	56
Sumitomo Mitsui Financial Group, Inc.	1,580	63
Sumitomo Trust & Banking Co., Ltd.	16,000	78
Toyota Motor Corp.	7,500	242
Jersey, C.I. (0.0%)
Regus PLC	76,268	53
Luxembourg (0.1%)
Arcelormittal	5,536	124
Netherlands (0.4%)
AKZO Nobel NV	897	32
ASML Holding NV -Class G ADR	4,800	79
ASML Holding NV	5,077	84
ING Groep NV	3,719	31
Qiagen NV ‡ ^	10,000	171
Reed Elsevier NV	4,129	46
Netherlands Antilles (0.1%)
Schlumberger, Ltd.	3,500	143
Norway (0.1%)
Norsk Hydro ASA	16,000	57
Petroleum Geo-Services ASA ‡	12,600	41
Panama (0.3%)
Carnival Corp.	18,700	340
Portugal (0.1%)
Portugal Telecom SGPS SA	7,424	60
Singapore (0.2%)
DBS Group Holdings, Ltd. ^	14,999	86
United Overseas Bank, Ltd.	18,000	140

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
Spain (0.1%)
Banco Santander SA	10,894	$88
Sweden (0.1%)
Skandinaviska Enskilda Banken AB -Class A	9,948	43
Telefonaktiebolaget LM Ericsson -Class B ^	2,200	17
Switzerland (1.5%)
ACE, Ltd.	8,400	367
Adecco SA	3,037	102
Alcon, Inc.	3,000	257
Credit Suisse Group AG	4,410	113
Holcim, Ltd.	1,359	55
Nestle SA	1,909	66
Novartis AG	1,049	43
Roche Holding AG	4,958	695
Zurich Financial Services AG	385	69
United Kingdom (8.5%)
3I Group	6,549	21
Aberdeen Asset Management PLC	19,482	37
Anglo American PLC	4,102	74
Anite PLC	11,463	5
Ashtead Group PLC	17,333	10
Associated British Foods PLC	27,950	268
AstraZeneca PLC	10,072	388
Aviva PLC	45,540	206
Balfour Beatty PLC	16,315	87
Barclays Bank PLC	123,910	182
BP PLC	213,929	1,515
BPP Holdings PLC	2,931	14
British Airways PLC	66,758	115
British Land Co. PLC REIT	7,196	47
British Polythene Industries	3,817	9
British Sky Broadcasting Group PLC	62,915	450
Brixton PLC REIT	30,192	37
BT Group PLC -Class A	46,969	71
Carnival Corp.	8,583	156
Cattles PLC	51,630	8
Centrica PLC	48,797	182
Computacenter PLC ^	1,658	3
Daily Mail & General Trust ^	21,098	80
Diageo PLC	3,005	40
DSG International PLC	152,358	48
Electrocomponents PLC	37,659	71
Entertainment Rights PLC ‡	82,262	1
Galiform PLC	30,514	6
GlaxoSmithKline PLC	45,223	798
HMV Group PLC ^	118,078	235
Home Retail Group PLC	30,624	91
HSBC Holdings PLC	13,234	103
IMI PLC	19,156	74
ITV PLC	125,763	50
KESA Electricals PLC ^	23,456	34
Lloyds TSB Group PLC ^	79,940	104
Logica PLC	145,891	137
Lookers PLC	14,144	6
Marks & Spencer Group PLC	10,404	35
Monitise PLC ‡	81,286	4
Northern Foods PLC	74,275	57
Phoenix IT Group, Ltd.	4,651	13
Premier Farnell PLC	38,609	75
Prudential PLC	70,457	338
Psion PLC ^	24,750	18
Rio Tinto, Ltd.	9,185	197
Royal Bank of Scotland PLC	92,850	29
Royal Dutch Shell PLC -Class B	39,397	935
Severn Trent PLC	2,927	46
Southern Cross Healthcare, Ltd. ^	6,743	8
STV Group PLC ‡	11,261	13
Taylor Wimpey PLC	64,333	15
Ted Baker PLC	3,867	19
Tesco PLC	78,814	407
Tomkins PLC	31,579	54
Tullow Oil PLC	16,337	163
Unilever PLC	16,016	352
Vodafone Group PLC	593,106	1,102
Wolseley PLC ^	31,984	79
Xstrata PLC	7,501	61
Yule Catto & Co. PLC	30,020	23
Zetar PLC ‡	4,947	8
United States (48.0%)
Abbott Laboratories	7,400	410
Abercrombie & Fitch Co. -Class A ^	3,000	54
Adobe Systems, Inc. ‡	8,000	154
Aetna, Inc. ^	5,200	161
Affiliated Computer Services, Inc. -Class A ‡	3,500	161
Aflac, Inc.	14,600	339
Air Products & Chemicals, Inc.	2,400	121
Allergan, Inc.	39,800	1,517
Amazon.com, Inc. ‡ ^	11,700	688
American Electric Power Co., Inc.	13,900	436
American Tower Corp. -Class A ‡	13,400	407
Amgen, Inc. ‡	11,600	636
Amphenol Corp. -Class A	13,100	343
Anadarko Petroleum Corp. ^	9,300	342
Analog Devices, Inc. ^	24,400	488
Apple, Inc. ‡ ^	13,300	1,199
Arch Coal, Inc. ^	1,100	17
AT&T, Inc.	21,100	519
Automatic Data Processing, Inc. ^	5,100	185
Avon Products, Inc.	2,700	55
Baker Hughes, Inc.	12,200	407
Bank of New York Mellon Corp.	14,426	371
Baxter International, Inc.	8,100	475
BioMarin Pharmaceutical, Inc. ‡ ^	6,900	133
BlackRock, Inc. ^	1,900	207
BorgWarner, Inc. ^	14,600	247
Broadcom Corp. -Class A ‡ ^	10,400	165
Burger King Holdings, Inc. ^	17,300	386
Burlington Northern Santa Fe Corp. ^	13,200	875
Campbell Soup Co. ^	6,600	200
Capital One Financial Corp. ^	2,300	36
Celanese Corp. -Series A	10,000	107
Central European Distribution Corp. ‡ ^	7,700	93

The notes to the financial statements are an integral part of this report.

2

	Shares	Value
United States (continued)
CH Robinson Worldwide, Inc.	1,900	$87
Charles Schwab Corp.	14,800	201
Chevron Corp.	6,500	458
Cisco Systems, Inc. ‡	33,000	494
Citigroup, Inc. ^	10,463	37
City National Corp.	3,600	125
CME Group, Inc. ^	1,700	296
Coach, Inc. ‡	10,600	155
Cognizant Technology Solutions Corp. -Class A ‡	16,200	303
Colgate-Palmolive Co.	4,200	273
Comcast Corp. -Class A ^	62,100	909
Concur Technologies, Inc. ‡ ^	5,400	133
Consol Energy, Inc.	1,800	49
Constellation Brands, Inc. -Class A ‡ ^	37,200	540
Continental Resources, Inc. ‡ ^	5,800	120
Costco Wholesale Corp. ^	800	36
CR Bard, Inc.	2,700	231
Darden Restaurants, Inc. ^	4,900	128
Data Domain, Inc. ‡ ^	5,200	68
DaVita, Inc. ‡ ^	7,900	371
Dell, Inc. ‡ ^	24,300	231
Digital Realty Trust, Inc. REIT ^	6,900	220
Discover Financial Services ^	43,850	314
Dun & Bradstreet Corp.	4,624	351
Dynegy, Inc. -Class A ‡	22,900	48
Ecolab, Inc.	15,700	533
Energysolutions, Inc.	12,100	54
Ensco International, Inc. ^	4,300	118
EOG Resources, Inc.	3,900	264
Estee Lauder Cos., Inc. -Class A ^	6,200	163
Exelon Corp.	18,600	1,009
Express Scripts, Inc. -Class A ‡ ^	11,100	597
F5 Networks, Inc. ‡ ^	6,900	153
FedEx Corp.	13,400	683
Fifth Third Bancorp ^	27,600	66
FirstEnergy Corp.	600	30
Fiserv, Inc. ‡ ^	10,200	324
Flowserve Corp.	1,000	53
Fortune Brands, Inc. ^	9,600	307
Gaylord Entertainment Co. ‡ ^	6,300	67
General Dynamics Corp.	3,500	199
General Electric Co.	85,000	1,031
Genzyme Corp. ‡	10,000	689
Google, Inc. -Class A ‡ ^	2,300	779
Halliburton Co.	29,100	501
Harsco Corp.	3,100	74
Henry Schein, Inc. ‡ ^	4,100	153
Hess Corp.	6,800	378
Hewlett-Packard Co.	1,300	45
Hologic, Inc. ‡ ^	7,900	93
Home Depot, Inc. ^	2,400	52
Illinois Tool Works, Inc. ^	28,700	937
Immucor, Inc. ‡ ^	8,600	238
Intel Corp. ^	76,300	984
IntercontinentalExchange, Inc. ‡ ^	5,400	308
International Game Technology	16,300	173
Interpublic Group of Cos., Inc. ‡ ^	44,400	148
Intuit, Inc. ‡ ^	14,000	317
JC Penney Corp., Inc. ^	13,000	218
Johnson Controls, Inc. ^	18,900	236
JPMorgan Chase & Co.	3,900	99
Laboratory Corp. of America Holdings ‡ ^	5,300	314
Life Time Fitness, Inc. ‡ ^	6,700	99
LKQ Corp. ‡ ^	11,800	136
Macy’s, Inc. ^	33,800	303
Marathon Oil Corp.	11,800	321
Martin Marietta Materials, Inc. ^	1,000	81
Masco Corp. ^	30,500	239
Mastercard, Inc. -Class A ^	3,900	530
McDonald’s Corp.	4,400	255
Medco Health Solutions, Inc. ‡	20,500	922
Mednax, Inc. ‡ ^	2,700	91
Medtronic, Inc.	24,600	824
Merck & Co., Inc. ^	1,600	46
MetLife, Inc.	8,400	241
Metropcs Communications, Inc. ‡ ^	18,800	255
Micron Technology, Inc. ‡ ^	17,300	64
Micros Systems, Inc. ‡ ^	11,700	168
Microsoft Corp.	38,700	663
Millipore Corp. ‡	3,900	215
Monsanto Co.	4,100	312
Morgan Stanley ^	32,800	664
MSC Industrial Direct Co. -Class A ^	2,600	89
MSCI, Inc. -Class A ‡	7,500	130
NASDAQ OMX Group ‡ ^	4,900	107
National Oilwell Varco, Inc. ‡ ^	2,500	66
NCR Corp. ‡	19,700	247
Netapp, Inc. ‡ ^	29,600	439
Newfield Exploration Co. ‡ ^	7,900	152
News Corp. -Class A	40,000	256
NiSource, Inc. ^	12,500	121
Nuance Communications, Inc. ‡ ^	17,500	173
Omnicom Group, Inc. ^	15,500	401
Oracle Corp. ‡ ^	12,500	210
PACCAR, Inc. ^	17,700	467
Pall Corp.	9,300	242
Peabody Energy Corp. ^	13,500	338
Pepco Holdings, Inc.	6,700	119
PepsiCo, Inc.	14,600	734
Pharmaceutical Product Development, Inc.	4,700	112
Philip Morris International, Inc.	2,300	85
Praxair, Inc.	10,100	628
Precision Castparts Corp. ^	1,800	117
Principal Financial Group, Inc. ^	12,700	211
Procter & Gamble Co. ^	2,400	131
Psychiatric Solutions, Inc. ‡ ^	6,900	179
Qualcomm, Inc. ^	19,800	684
Quanta Services, Inc. ‡ ^	10,300	220
Range Resources Corp.	3,400	122
Republic Services, Inc. -Class A	8,535	221
Roper Industries, Inc. ^	2,900	119
Ryder System, Inc. ^	6,900	233
SanDisk Corp. ‡ ^	9,800	112
SBA Communications Corp. -Class A ‡	13,700	273

The notes to the financial statements are an integral part of this report.

3

	Shares	Value
United States (continued)
Sempra Energy ^	13,100	$574
Sherwin-Williams Co. ^	4,200	200
Smith International, Inc. ^	2,300	52
Solera Holdings, Inc. ‡ ^	12,500	301
Southwestern Energy Co. ‡ ^	15,900	502
Sprint Nextel Corp. ‡	143,200	348
SPX Corp. ^	2,200	93
Starbucks Corp. ‡ ^	33,800	319
Starwood Hotels & Resorts Worldwide, Inc. ^	10,600	160
Stericycle, Inc. ‡ ^	5,600	274
Strayer Education, Inc. ^	1,300	281
Stryker Corp. ^	9,300	393
Symantec Corp. ‡ ^	19,300	296
SYSCO Corp.	42,100	939
T. Rowe Price Group, Inc.	5,500	152
Target Corp. ^	2,800	87
TD Ameritrade Holding Corp. ‡ ^	27,000	303
Teradata Corp. ‡	8,100	106
Tessera Technologies, Inc. ‡ ^	8,900	105
Thermo Fisher Scientific, Inc. ‡ ^	7,500	270
Time Warner, Inc. ^	4,900	46
Union Pacific Corp. ^	8,500	372
United Technologies Corp.	7,600	364
UnitedHealth Group, Inc.	2,200	62
Viacom, Inc. -Class B ‡	3,700	55
Visa, Inc. -Class A ^	14,200	700
VMware, Inc. -Class A ‡	18,953	392
Wal-Mart Stores, Inc.	3,300	155
Waters Corp. ‡ ^	1,200	43
Wells Fargo & Co.	36,400	688
WMS Industries, Inc. ‡ ^	13,900	309
Wyeth	21,400	920
Wynn Resorts, Ltd. ‡ ^	1,200	36
Xilinx, Inc. ^	2,400	40
XTO Energy, Inc.	8,950	332
Zimmer Holdings, Inc. ‡	12,300	449
Total Common Stocks (cost $122,561)		76,706

	Principal
REPURCHASE AGREEMENT (20.6%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $23,785 on 02/02/2009 •	$23,785	23,785
Total Repurchase Agreement (cost $23,785)		23,785

	Shares
SECURITIES LENDING COLLATERAL (8.3%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲	9,562,757	9,563
Total Securities Lending Collateral (cost $9,563)		9,563

Total Investment Securities (cost $156,312) #		$110,266

SWAP AGREEMENTS (a)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (2)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX.NA.HY.10 5 Year Index	5.00%	06/20/2013	GST	$15,000	$(3,293)	$(400)	$(2,893)
Dow Jones CDX.NA.HY.11 5 Year Index	5.00%	12/20/2013	GST	8,000	(2,027)	(1,297)	(730)
Dow Jones CDX.NA.HY.9 5 Year Index	3.75%	12/20/2012	GST	10,000	(2,033)	(1,104)	(929)
Dow Jones CDX.NA.HY.9 5 Year Index	3.75%	06/20/2013	GST	11,000	(222)	155	(377)
iTraxx Europe Crossover S9 Index	6.50%	06/20/2013	GST	4,000	(677)	126	(803)
iTraxx Europe Crossover S9 Index	6.50%	06/20/2013	GST	11,500	(1,946)	905	(2,851)
iTraxx Europe Crossover S9 Index	6.50%	06/20/2013	GST	3,000	(60)	30	(90)
					$(10,258)	$(1,585)	$(8,673)

The notes to the financial statements are an integral part of this report.

4

INTEREST RATE SWAP AGREEMENTS - RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
6-Month CHF-LIBOR	3.25%	09/01/2018	GST	CHF	$2,500	$(152)	$2	$(154)
6-Month GBP-LIBOR	4.72%	01/29/2037	GST	GBP	3,000	(737)	—	(737)
6-Month GBP-LIBOR	4.59%	06/29/2037	DUB	GBP	3,000	(1,121)	—	(1,121)
6-Month GBP-LIBOR	5.12%	07/27/2037	DUB	GBP	1,000	(351)	—	(351)
6-Month GBP-LIBOR	3.58%	01/15/2039	MEI	GBP	2,900	81	—	81
6-Month JPY-LIBOR	2.57%	02/02/2037	GST	JPY	270,000	(634)	—	(634)
						$(2,914)	$2	$(2,916)

INTEREST RATE SWAP AGREEMENTS - PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
6-Month GBP-LIBOR	3.01%	01/22/2037	GST	GBP	$3,000	$(780)	$—	$(780)
6-Month GBP-LIBOR	3.32%	06/27/2037	DUB	GBP	4,000	(673)	—	(673)
GBP - Retail Price Index	2.46%	01/17/2039	MLC	GBP	1,800	(150)	—	(150)
						$(1,603)	$—	$(1,603)

FUTURES CONTRACTS:

Description	Contracts G	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year Australian Bond	131	03/16/2009	$172
10-Year Canadian Bond	83	03/20/2009	(333)
10-Year MINI Index	141	03/10/2009	46
10-Year U.S. Treasury Note	88	03/20/2009	237
AEX Index	191	02/20/2009	(474)
ASX SPI 200 Index	100	03/19/2009	23
CAC 40 Index	15	02/20/2009	37
DAX Index	21	03/20/2009	273
DJ Euro STOXX 50 Index	64	03/20/2009	(171)
Euro-BUND	95	03/06/2009	(254)
FTSE 100 Index	140	03/20/2009	(319)
FTSE JSE Top 40 Index	125	03/19/2009	140
Hang Seng Index	19	02/26/2009	(49)
IBEX 35 Index	11	02/20/2009	(46)
MSCI Taiwan Index	154	02/26/2009	(92)
Nikkei 225 Index	52	03/13/2009	(282)
OMX 30 Index	74	02/20/2009	5
S&P 500 Index	31	03/19/2009	546
S&P MIB Index	37	03/20/2009	(291)
S&P Midcap 400 EMINI Index	227	03/20/2009	85
S&P TSE 60 Index	142	03/19/2009	(199)
SGX MSCI Singapore Index	33	02/26/2009	(12)
U.K. Long Gilt	84	03/27/2009	(111)
			$(1,069)

The notes to the financial statements are an integral part of this report.

5

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro	1,820	07/23/2009	$2,326	$2
Euro	(14,615)	07/23/2009	(19,268)	577
Japanese Yen	(214,600)	07/23/2009	(2,373)	(27)
Malaysian Ringgit	12,909	03/02/2009	3,524	50
Republic of Korea Won	2,002,000	03/02/2009	1,340	117
Swedish Krona	92,020	07/23/2009	11,216	(214)
Swiss Franc	1,720	07/23/2009	1,541	(52)
Taiwan Dollar	219,000	03/02/2009	6,567	(79)
Taiwan Dollar	(85,700)	03/02/2009	(2,548)	10
British Pound Sterling	(4,880)	07/23/2009	(7,209)	140
				$524

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Oil, Gas & Consumable Fuels	7.0%	$7,621
Pharmaceuticals	4.6%	4,936
Health Care Equipment & Supplies	3.1%	3,338
Health Care Providers & Services	2.7%	2,992
Software	2.7%	2,928
Commercial Banks	2.5%	2,756
Computers & Peripherals	2.4%	2,598
IT Services	2.3%	2,583
Insurance	2.3%	2,493
Wireless Telecommunication Services	2.2%	2,455
Media	2.2%	2,455
Hotels, Restaurants & Leisure	2.2%	2,428
Semiconductors & Semiconductor Equipment	2.0%	2,191
Capital Markets	1.9%	2,088
Machinery	1.8%	2,017
Chemicals	1.7%	1,886
Electric Utilities	1.5%	1,642
Food & Staples Retailing	1.5%	1,629
Road & Rail	1.4%	1,573
Biotechnology	1.3%	1,458
Energy Equipment & Services	1.3%	1,438
Beverages	1.3%	1,407
Communications Equipment	1.2%	1,348
Industrial Conglomerates	1.1%	1,244
Multi-Utilities	1.0%	1,119
Diversified Financial Services	0.9%	1,032
Diversified Telecommunication Services	0.9%	986
Food Products	0.9%	951
Life Sciences Tools & Services	0.7%	811
Internet Software & Services	0.7%	779
Internet & Catalog Retail	0.7%	779
Air Freight & Logistics	0.7%	770
Metals & Mining	0.7%	757
Specialty Retail	0.7%	724
Aerospace & Defense	0.6%	680
Multiline Retail	0.6%	643
Household Products	0.6%	616
Commercial Services & Supplies	0.5%	602
Electronic Equipment & Instruments	0.5%	553
Auto Components	0.5%	515
Professional Services	0.4%	453
Automobiles	0.4%	421
Household Durables	0.3%	382

The notes to the financial statements are an integral part of this report.

6

INVESTMENTS BY INDUSTRY: (continued)	Percentage of Total Investments	Value
Consumer Finance	0.3%	$358
Construction Materials	0.3%	329
Construction & Engineering	0.3%	307
Real Estate Investment Trusts	0.3%	304
Diversified Consumer Services	0.3%	295
Textiles, Apparel & Luxury Goods	0.2%	268
Personal Products	0.2%	250
Building Products	0.2%	239
Office Electronics	0.2%	235
Tobacco	0.2%	217
Trading Companies & Distributors	0.2%	212
Airlines	0.1%	163
Distributors	0.1%	136
Electrical Equipment	0.1%	119
Paper & Forest Products	0.1%	94
Marine	0.1%	91
Leisure Equipment & Products	0.1%	82
Independent Power Producers & Energy Traders	0.0%	48
Water Utilities	0.0%	46
Real Estate Management & Development	0.0%	39
Containers & Packaging	0.0%	9
Investment Securities, at Value	69.8%	76,918
Short-Term Investments	30.2%	33,348
Total Investments	100.0%	$110,266

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 01/30/2009.
‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $9,322.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 4.55% to 4.89%, maturity dates ranging from 09/01/2034 to 11/01/2034, and with a market value plus accrued interest of $24,261.

#

Aggregate cost for federal income tax purposes is $156,312. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $974 and $47,020, respectively. Net unrealized depreciation for tax purposes is $46,046.

G	Contract amounts are not in thousands.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(a)	$13,870 on deposit with broker to cover margin requirements for open swap contracts.

The notes to the financial statements are an integral part of this report.

7

DEFINITIONS:

ADR	American Depositary Receipt
CDX	A series of indices that track North American and emerging market credit derivative indexes.
CHF	Swiss Franc
DUB	Deutsche Bank AG
EUR	Euro
GBP	British Pound Sterling
GST	Goldman Sachs Capital Markets
HKD	Hong Kong Dollar
JPY	Japanese Yen
LIBOR	London InterBank Offered Rate
MEI	Merrill Lynch International
MLC	Merrill Lynch Capital Services
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SEK	Sweden Krona
SGD	Singapore Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities				Other Financial Instruments*
Level 1	Level 2	Level 3	Total Investments in Securities	Level 1	Level 2	Level 3
$86,481	$23,785	$—	$110,266	$(1,069)	$(13,192)	$—

*Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

8

Transamerica UBS Large Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.8%)
Air Freight & Logistics (2.4%)
FedEx Corp.	264,500	$13,474
Auto Components (2.5%)
BorgWarner, Inc.	400,300	6,757
Johnson Controls, Inc.	612,200	7,659
Beverages (1.5%)
Constellation Brands, Inc. -Class A ‡	594,000	8,625
Biotechnology (2.4%)
Amgen, Inc. ‡	252,700	13,861
Building Products (0.6%)
Masco Corp.	410,900	3,213
Capital Markets (4.4%)
Bank of New York Mellon Corp.	478,955	12,328
Morgan Stanley	613,600	12,413
Chemicals (0.6%)
Celanese Corp. -Series A	311,400	3,316
Commercial Banks (2.2%)
City National Corp.	111,200	3,849
Fifth Third Bancorp	403,800	965
SunTrust Banks, Inc.	83,300	1,021
Wells Fargo & Co.	364,600	6,891
Computers & Peripherals (0.9%)
Seagate Technology, Inc.	1,400,100	5,306
Consumer Finance (1.2%)
Discover Financial Services	933,200	6,672
Diversified Financial Services (3.5%)
JPMorgan Chase & Co.	777,700	19,839
Diversified Telecommunication Services (4.1%)
AT&T, Inc.	928,600	22,862
Electric Utilities (8.1%)
American Electric Power Co., Inc.	471,400	14,778
Exelon Corp.	251,000	13,609
Northeast Utilities	481,300	11,455
Pepco Holdings, Inc.	375,100	6,681
Energy Equipment & Services (3.1%)
Baker Hughes, Inc.	307,900	10,260
Halliburton Co.	438,800	7,569
Health Care Equipment & Supplies (3.3%)
Covidien, Ltd.	389,100	14,918
Zimmer Holdings, Inc. ‡	97,700	3,556
Health Care Providers & Services (2.0%)
Medco Health Solutions, Inc. ‡	246,600	11,080
Hotels, Restaurants & Leisure (1.4%)
Carnival Corp.	432,100	7,860
Household Durables (1.1%)
Fortune Brands, Inc.	191,100	6,115
Industrial Conglomerates (4.3%)
General Electric Co.	2,003,200	24,299
Insurance (5.1%)
ACE, Ltd.	252,600	11,029
Aflac, Inc.	280,000	6,499
MetLife, Inc.	292,900	8,415
Principal Financial Group, Inc.	178,300	2,958
Machinery (4.4%)
Illinois Tool Works, Inc.	450,700	14,720
PACCAR, Inc.	406,800	10,735
Media (6.3%)
Comcast Corp. -Class A	1,269,800	18,602
Interpublic Group of Cos., Inc. ‡	1,530,500	5,097
News Corp. -Class A	852,100	5,445
Omnicom Group, Inc.	255,000	6,602
Multiline Retail (1.5%)
Macy’s, Inc.	937,000	8,386
Multi-Utilities (3.6%)
MDU Resources Group, Inc.	394,600	7,849
NiSource, Inc.	358,500	3,470
Sempra Energy	202,000	8,856
Oil, Gas & Consumable Fuels (15.9%)
Anadarko Petroleum Corp.	265,700	9,762
Chevron Corp.	307,300	21,670
Exxon Mobil Corp.	221,900	16,971
Hess Corp.	176,800	9,832
Marathon Oil Corp.	558,800	15,216
Peabody Energy Corp.	404,700	10,118
Ultra Petroleum Corp. ‡	185,300	6,639
Pharmaceuticals (3.3%)
Wyeth	446,400	19,182
Road & Rail (2.6%)
Burlington Northern Santa Fe Corp.	133,700	8,858
Ryder System, Inc.	178,700	6,036
Semiconductors & Semiconductor Equipment (2.8%)
Intel Corp.	1,222,300	15,768
Wireless Telecommunication Services (0.7%)
Sprint Nextel Corp. ‡	1,716,963	4,172
Total Common Stocks (cost $869,534)		544,118

INVESTMENT COMPANY (1.1%)
Capital Markets (1.1%)
SPDR Trust -Series 1	72,500	5,995
Total Investment Company (cost $7,233)		5,995

	Principal
REPURCHASE AGREEMENT (3.4%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $19,461 on 02/02/2009 •	$19,461	19,461
Total Repurchase Agreement (cost $19,461)		19,461

Total Investment Securities (cost $896,228) #		$569,574

The notes to the financial statements are an integral part of this report.

1

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates of 4.38%, maturity dates of 04/01/2035, and with a market value plus accrued interest of $19,850.
#

Aggregate cost for federal income tax purposes is $896,228. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $8,665 and $335,319, respectively. Net unrealized depreciation for tax purposes is $326,654.

DEFINITION:

SPDR	Standard & Poor’s Depository Receipt

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$550,113	$19,461	$—	$569,574

The notes to the financial statements are an integral part of this report.

2

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (1.6%)
U.S. Treasury Bond
4.38%, due 02/15/2038	$71	$80
5.00%, due 05/15/2037	25	31
U.S. Treasury Inflation Indexed Bond
1.75%, due 01/15/2028	122	108
2.50%, due 01/15/2029	124	126
U.S. Treasury Inflation Indexed Note
1.38%, due 07/15/2018	49	47
U.S. Treasury Note
3.75%, due 11/15/2018	25	27
Total U.S. Government Obligations (cost $395)		419

U.S. GOVERNMENT AGENCY OBLIGATIONS (20.9%)
Fannie Mae
4.72%, due 10/01/2035 *	325	330
5.00%, due 05/01/2018- 09/01/2037	1,089	1,109
5.50%, due 07/01/2019- 01/01/2038	1,297	1,333
6.00%, due 08/01/2036- 12/01/2037	914	944
Freddie Mac
5.00%, due 04/01/2018- 02/01/2036	1,369	1,401
5.50%, due 09/01/2018- 11/01/2018	136	141
5.52%, due 09/01/2037 *	351	362
Total U.S. Government Agency Obligations (cost $5,507)		5,620

MORTGAGE-BACKED SECURITIES (2.2%)
American Tower Trust
Series 2007-1A, Class C
5.62%, due 04/15/2037-144A	155	124
Bear Stearns Commercial Mortgage Securities
Series 2006-PW14, Class A4
5.20%, due 12/11/2038	238	186
SBA Commercial Mortgage-Backed Securities Trust
Series 2006-1A, Class A
5.31%, due 11/15/2036-144A	150	131
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4
5.57%, due 10/15/2048	223	158
Total Mortgage-Backed Securities (cost $767)		599

ASSET-BACKED SECURITY (0.5%)
USAA Auto Owner Trust
Series 2008-2, Class A3
4.64%, due 10/15/2012	135	135
Total Asset-Backed Security (cost $135)		135

CORPORATE DEBT SECURITIES (16.9%)
Airlines (0.5%)
Continental Airlines, Inc.
7.49%, due 10/02/2010	75	69
Delta Air Lines, Inc.
7.57%, due 11/18/2010	85	79
Automobiles (0.9%)
Daimler Finance North America LLC
2.43%, due 03/13/2009 *	115	113
8.00%, due 06/15/2010	130	129
Beverages (0.8%)
Anheuser-Busch InBev Worldwide, Inc.
8.20%, due 01/15/2039 -144A	80	81
Diageo Capital PLC
5.75%, due 10/23/2017	148	147
Biotechnology (0.2%)
Amgen, Inc.
6.40%, due 02/01/2039	60	62
Capital Markets (0.5%)
Merrill Lynch & Co., Inc.
5.45%, due 02/05/2013	150	142
Chemicals (0.4%)
Lubrizol Corp.
8.88%, due 02/01/2019	100	102
Commercial Banks (1.7%)
American Express Bank FSB
0.57%, due 10/20/2009 *	150	144
Barclays Bank PLC
7.70%, due 04/25/2018 -144A ■ Ž	120	65
PNC Bank NA
6.88%, due 04/01/2018	110	111
Wells Fargo Bank NA
4.75%, due 02/09/2015	130	123
Construction Materials (0.3%)
CRH America, Inc.
5.30%, due 10/15/2013	100	77
Consumer Finance (0.4%)
Toyota Motor Credit Corp.
1.00%, due 01/09/2012 *	110	110
Diversified Financial Services (1.4%)
American Honda Finance Corp.
3.86%, due 01/29/2010 -144A *	130	128
General Electric Capital Corp.
6.88%, due 01/10/2039	80	71
Glencore Funding LLC
6.00%, due 04/15/2014 -144A	80	39
Pemex Finance, Ltd.
9.03%, due 02/15/2011	113	114
Diversified Telecommunication (0.2%)
AT&T, Inc.
6.55%, due 02/15/2039	62	62
Diversified Telecommunication Services (0.6%)
Verizon Communications, Inc.
8.75%, due 11/01/2018	123	143
Electric Utilities (0.6%)
Consolidated Edison Co. of New York, Inc.
6.20%, due 06/15/2036	53	53
PSEG Power LLC
7.75%, due 04/15/2011	95	98
Energy Equipment & Services (0.2%)
Weatherford International, Ltd.
7.00%, due 03/15/2038	80	58
Food & Staples Retailing (0.8%)
Safeway, Inc.
6.25%, due 03/15/2014	110	116
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	100	99
Food Products (0.6%)
Cargill, Inc.
5.60%, due 09/15/2012 -144A	80	78

The notes to the financial statements are an integral part of this report.

1

	Principal	Value
Food Products (continued)
Michael Foods, Inc.
8.00%, due 11/15/2013	$90	$79
Hotels, Restaurants & Leisure (0.2%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	70	56
Insurance (0.1%)
Oil Insurance, Ltd.
7.56%, due 06/30/2011 -144A ■ Ž	80	32
Machinery (0.3%)
Tyco Electronics Group SA
6.55%, due 10/01/2017	96	79
Media (1.5%)
Comcast Corp.
1.46%, due 07/14/2009 *	115	114
News America Holdings, Inc.
7.75%, due 12/01/2045	65	66
Time Warner Cable, Inc.
6.75%, due 07/01/2018	125	123
Viacom, Inc.
2.27%, due 06/16/2009 *	115	113
Metals & Mining (0.2%)
Arcelormittal
5.38%, due 06/01/2013	80	67
Multi-Utilities (0.4%)
Sempra Energy
9.80%, due 02/15/2019	105	121
Oil, Gas & Consumable Fuels (1.7%)
Energy Transfer Partners LP
9.70%, due 03/15/2019	125	134
Enterprise Products Operating LLC
4.63%, due 10/15/2009	120	119
Hess Corp.
8.13%, due 02/15/2019	110	112
PetroHawk Energy Corp.
9.13%, due 07/15/2013	100	92
Paper & Forest Products (0.7%)
Celulosa Arauco y Constitucion SA
8.63%, due 08/15/2010	171	177
Real Estate Investment Trusts (0.5%)
Wea Finance LLC / WCI Finance LLC
5.40%, due 10/01/2012 -144A	168	139
Real Estate Management & Development (0.5%)
Post Apartment Homes LP
6.30%, due 06/01/2013	171	137
Road & Rail (0.2%)
Hertz Corp.
8.88%, due 01/01/2014	75	49
Specialty Retail (0.5%)
Staples, Inc.
9.75%, due 01/15/2014	115	122
Total Corporate Debt Securities (cost $4,860)		4,544

	Shares
COMMON STOCKS (55.9%)
Aerospace & Defense (2.4%)
Boeing Co.	6,006	254
Raytheon Co.	8,215	416
Auto Components (1.1%)
BorgWarner, Inc.	18,153	306
Capital Markets (2.1%)
AllianceBernstein Holding LP	22,623	387
BlackRock, Inc.	1,530	166
Chemicals (1.6%)
Praxair, Inc.	7,200	448
Computers & Peripherals (0.9%)
Hewlett-Packard Co.	7,000	243
Construction & Engineering (0.8%)
Jacobs Engineering Group, Inc. ‡	5,418	210
Diversified Financial Services (2.3%)
Bank of America Corp.	19,021	125
CME Group, Inc.	925	161
JPMorgan Chase & Co.	13,200	337
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	14,087	347
Electronic Equipment & Instruments (0.7%)
Tyco Electronics, Ltd.	13,700	194
Food Products (2.2%)
Kraft Foods, Inc. -Class A	21,037	590
Health Care Equipment & Supplies (2.3%)
Becton Dickinson & Co.	8,423	612
Household Products (2.6%)
Colgate-Palmolive Co.	7,000	456
Kimberly-Clark Corp.	5,000	257
Industrial Conglomerates (1.3%)
General Electric Co.	29,579	359
Insurance (0.7%)
MetLife, Inc.	6,700	192
Life Sciences Tools & Services (1.6%)
Thermo Fisher Scientific, Inc. ‡	12,000	431
Machinery (0.6%)
Caterpillar, Inc.	5,100	157
Media (1.8%)
Walt Disney Co.	22,500	465
Metals & Mining (1.0%)
Cia Vale do Rio Doce ADR	18,500	261
Multi-Utilities (0.8%)
Dominion Resources, Inc.	6,000	211
Oil, Gas & Consumable Fuels (8.1%)
Anadarko Petroleum Corp.	11,000	404
BP PLC ADR	9,485	403
Exxon Mobil Corp.	10,700	819
XTO Energy, Inc.	15,000	556
Pharmaceuticals (6.1%)
Bristol-Myers Squibb Co.	37,969	812
Merck & Co., Inc.	17,400	497
Teva Pharmaceutical Industries, Ltd. ADR	7,900	327
Real Estate Investment Trusts (2.0%)
Plum Creek Timber Co., Inc.	17,600	542
Road & Rail (1.9%)
Union Pacific Corp.	11,400	499
Software (2.6%)
Microsoft Corp.	23,570	403
Oracle Corp. ‡	17,500	295
Specialty Retail (1.2%)
Home Depot, Inc.	15,500	334
Textiles, Apparel & Luxury Goods (1.2%)
Nike, Inc. -Class B	7,000	317

The notes to the financial statements are an integral part of this report.

2

	Shares	Value
Tobacco (4.7%)
Lorillard, Inc.	8,000	$476
Philip Morris International, Inc.	21,000	780
Total Common Stocks (cost $17,170)		15,049

	Principal
REPURCHASE AGREEMENT (1.5%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $414 on 02/02/2009 •	$414	414
Total Repurchase Agreement (cost $414)		414

Total Investment Securities (cost $29,248) #		$26,780

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 01/30/2009.
Ž	The security has a perpetual maturity. The date shown is the next call date.
■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 01/30/2009.
‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 5.22%, a maturity date of 08/01/2034, and with a market value plus accrued interest of $424.
#

Aggregate cost for federal income tax purposes is $29,248. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,714 and $4,182, respectively. Net unrealized depreciation for tax purposes is $2,468.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2009, these securities aggregated $817, or 3.04%, of the Fund’s net assets.

ADR	American Depositary Receipt
FSB	Full-Service Bank
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$15,049	$11,731	$—	$26,780

The notes to the financial statements are an integral part of this report.

3

Transamerica Van Kampen Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts in thousands)

(unaudited)

		Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (65.9%)
Argentina (0.4%)
Argentina Government International Bond
8.28%, due 12/31/2033		$3,553	$1,217
Brazil (16.5%)
Banco Nacional de Desenvolvimento Economico E Social
6.37%, due 06/16/2018 -144A		4,300	3,913
Brazilian Government International Bond
7.13%, due 01/20/2037		970	997
Republic of Brazil
6.00%, due 01/17/2017		6,960	6,890
8.00%, due 01/15/2018 Λ		16,461	17,664
8.88%, due 10/14/2019 - 04/15/2024		4,833	5,634
10.00%, due 08/07/2011		4,450	5,113
10.50%, due 07/14/2014		2,580	3,173
11.00%, due 08/17/2040 Λ		9,510	11,868
Bulgaria (0.5%)
Republic of Bulgaria
8.25%, due 01/15/2015		1,690	1,741
Colombia (3.5%)
Colombia Government International Bond
7.38%, due 03/18/2019 Λ		5,470	5,415
Republic of Colombia
7.38%, due 01/27/2017 Λ		1,690	1,707
11.75%, due 02/25/2020		3,810	4,839
Cote d’Ivoire (0.1%)
Republic of Ivory Coast
4.00%, due 03/31/2018 Џ		3,495	454
Ecuador (0.8%)
Republic of Ecuador
9.38%, due 12/15/2015 Reg S		4,605	1,842
10.00%, due 08/15/2030 Ђ Џ		2,510	759
Ghana (0.5%)
Republic of Ghana
8.50%, due 10/04/2017 -144A		2,596	1,713
Indonesia (3.9%)
Indonesia Government International Bond
6.88%, due 01/17/2018		1,740	1,375
7.75%, due 01/17/2038 -144A		10,511	7,252
7.75%, due 01/17/2038		2,143	1,498
Republic of Indonesia
6.88%, due 01/17/2018 -144A		3,710	2,894
Mexico (10.4%)
Mexican Bonos
8.00%, due 12/19/2013 - 12/17/2015		72,668	5,159
Mexico Government International Bond
5.63%, due 01/15/2017 Λ		12,340	11,994
6.05%, due 01/11/2040		980	835
6.75%, due 09/27/2034 Λ		7,637	7,198
United Mexican States
8.38%, due 01/14/2011		3,367	3,721
10.00%, due 12/05/2024	MXN	73,110	6,033
Panama (2.5%)
Republic of Panama
7.13%, due 01/29/2026		$2,720	2,632
8.88%, due 09/30/2027 Λ		2,714	2,957
9.38%, due 04/01/2029 Λ		2,560	2,874
Peru (4.3%)
Republic of Peru
6.55%, due 03/14/2037 Λ		3,895	3,467
7.35%, due 07/21/2025		980	985
8.75%, due 11/21/2033 Λ		8,859	10,010
Philippines (4.3%)
Philippine Government International Bond
8.38%, due 06/17/2019 Λ		1,841	1,905
Republic of the Philippines
8.88%, due 03/17/2015 Λ		86	93
9.00%, due 02/15/2013		7,000	7,595
9.50%, due 02/02/2030		4,296	4,822
Qatar (0.4%)
State of Qatar
9.75%, due 06/15/2030		1,220	1,501
Russian Federation (4.6%)
Russian Federation
7.50%, due 03/31/2030 Ђ		10,480	9,693
12.75%, due 06/24/2028		4,470	5,766
Turkey (8.8%)
Republic of Turkey
7.00%, due 09/26/2016		13,500	13,095
11.00%, due 01/14/2013		11,700	13,221
11.88%, due 01/15/2030		2,500	3,510
Uruguay (0.3%)
Republic of Uruguay
8.00%, due 11/18/2022		953	870
Venezuela (4.1%)
Republic of Venezuela
5.75%, due 02/26/2016 Reg S		3,400	1,539
8.50%, due 10/08/2014		2,100	1,176
9.25%, due 09/15/2027 Λ		911	462
10.75%, due 09/19/2013 Λ		8,680	5,859
Venezuela Government International Bond
7.00%, due 03/31/2038		2,907	1,090
9.00%, due 05/07/2023		1,100	498
9.25%, due 05/07/2028		7,311	3,341
Total Foreign Government Obligations (cost $246,730)			221,859

CORPORATE DEBT SECURITIES (15.5%)
Chile (1.1%)
Empresa Nacional del Petroleo
6.75%, due 11/15/2012 -144A		500	497
6.75%, due 11/15/2012 Reg S		3,310	3,303
Korea, Republic of (1.4%)
Korea Development Bank
5.30%, due 01/17/2013		1,320	1,199
8.00%, due 01/23/2014		3,410	3,387
Luxembourg (2.2%)
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%, due 05/15/2017 -144A		1,527	954
7.18%, due 05/16/2013 Reg S		450	355
7.18%, due 05/16/2013 -144A		4,130	3,304
TNK-BP Finance SA
7.88%, due 03/13/2018 -144A		4,769	2,909

The notes to the financial statements are an integral part of this report.

1

		Principal	Value
Mexico (3.5%)
Pemex Project Funding Master Trust
8.63%, due 12/01/2023 Ђ		$1,750	$1,723
Petroleos Mexicanos
8.00%, due 05/03/2019 -144A		1,964	1,947
United Mexican States
5.95%, due 03/19/2019 Λ		8,458	8,230
Netherlands (3.0%)
Intergas Finance BV
6.38%, due 05/14/2017 Reg S		900	589
Kazmunaigaz Finance Sub BV
9.13%, due 07/02/2018 -144A		9,600	6,912
Pindo Deli Finance BV
1.00%, due 04/28/2025 Reg S		1,500	75
1.00%, due 04/28/2025 -144A *		9,415	471
3.18%, due 04/28/2018 Reg S *		1,500	375
5.43%, due 04/28/2015 -144A *		150	37
5.43%, due 04/28/2015 Reg S *		297	163
Tjiwi Kimia Finance BV
1.00%, due 04/28/2027 -144A		1,045	52
1.00%, due 04/28/2027 Reg S		1,500	75
3.15%, due 04/28/2015 -144A *		2,148	537
3.15%, due 04/28/2018 Reg S *		1,000	250
3.18%, due 04/28/2015 Reg S *		988	545
5.53%, due 04/28/2015 -144A *		1	♦
Trinidad and Tobago (0.7%)
National Gas Co. of Trinidad & Tobago, Ltd.
6.05%, due 01/15/2036 -144A		2,406	1,643
6.05%, due 01/15/2036 Reg S		1,000	688
United States (3.6%)
Pemex Project Funding Master Trust
3.30%, due 06/15/2010 -144A *		1,500	1,455
3.30%, due 06/15/2010 Reg S *		3,950	3,812
5.75%, due 03/01/2018		2,220	1,887
9.13%, due 10/13/2010 Λ		4,500	4,770
Total Corporate Debt Securities (cost $65,988)			52,144

STRUCTURED NOTE DEBT (1.0%)
Switzerland (1.0%)
UBS AG
Zero Coupon, due 04/09/2009 -144A	NGN	513,200	3,450
Total Structured Note Debt (cost $4,013)			3,450

COMMERCIAL PAPER (0.9%)
Jersey, C.I. (0.9%)
UBS AG Jersey
1.00% due 03/05/2009 §		$370,200	3,054
Total Commercial Paper (cost $3,054)			3,054

REPURCHASE AGREEMENT (2.0%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $6,906 on 02/02/2009 •		6,906	6,906
Total Repurchase Agreement (cost $6,906)			6,906

		Shares
SECURITIES LENDING COLLATERAL (8.6%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲		29,087,158	29,087
Total Securities Lending Collateral (cost $29,087)			29,087

Total Investment Securities (cost $355,778) #			$316,500

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Foreign Government Obligation	72.6%	$230,089
Oil, Gas & Consumable Fuels	8.4%	26,306
Commercial Banks	3.8%	12,108
Capital Markets	1.1%	3,450
Paper & Forest Products	0.8%	2,580
Diversified Financial Services	0.7%	2,331
Gas Utilities	0.2%	589
Investment Securities, at Value	87.6%	277,453
Short-Term Investments	12.4%	39,047
Total Investments	100.0%	$316,500

The notes to the financial statements are an integral part of this report.

2

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $28,495.
Џ	In default.
Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
*	Floating or variable rate note. Rate is listed as of 01/30/2009.
§	Illiquid. These securities aggregated $3,054 or 0.91%, of the Fund’s net assets.
♦	Value and/or principal is less and $1.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 0.69%, a maturity date of 08/25/2034, and with a market value plus accrued interest of $7,047.
▲	Rate shown reflects the yield at 01/30/2009.
#

Aggregate cost for federal income tax purposes is $355,778. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,447 and $43,725, respectively. Net unrealized depreciation for tax purposes is $39,278.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2009, these securities aggregated $39,940, or 11.84%, of the Fund’s net assets.

MXN	Mexican Peso
NGN	Nigerian Naira
OJSC	Open Joint Stock Company

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$29,087	$287,413	$—	$316,500

The notes to the financial statements are an integral part of this report.

3

Transamerica Van Kampen Mid-Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.6%)
Air Freight & Logistics (5.5%)
CH Robinson Worldwide, Inc. Λ	44,648	$2,053
Expeditors International of Washington, Inc.	92,415	2,569
Capital Markets (1.8%)
Calamos Asset Management, Inc. -Class A	78,958	471
Greenhill & Co., Inc.	15,251	991
Chemicals (2.4%)
Intrepid Potash, Inc. ‡ Λ	33,037	673
Nalco Holding Co.	106,819	1,048
Rockwood Holdings, Inc. ‡	37,883	285
Commercial Services & Supplies (1.6%)
Covanta Holding Corp. ‡	75,995	1,314
Computers & Peripherals (1.0%)
Teradata Corp. ‡	65,130	855
Construction & Engineering (1.4%)
Aecom Technology Corp. ‡	44,521	1,127
Construction Materials (3.9%)
Martin Marietta Materials, Inc.	34,075	2,744
Texas Industries, Inc. Λ	21,327	484
Distributors (2.8%)
Li & Fung, Ltd.	1,178,000	2,343
Diversified Consumer Services (3.7%)
New Oriental Education & Technology Group ADR ‡	30,627	1,465
Strayer Education, Inc. Λ	7,242	1,568
Diversified Financial Services (3.9%)
IntercontinentalExchange, Inc. ‡	21,676	1,234
Leucadia National Corp. ‡ Λ	130,340	2,075
Energy Equipment & Services (2.5%)
IHS, Inc. -Class A ‡	47,989	2,102
Gas Utilities (1.2%)
Questar Corp.	30,252	1,028
Health Care Equipment & Supplies (4.6%)
Gen-Probe, Inc. ‡	41,237	1,856
Intuitive Surgical, Inc. ‡	6,983	721
Mindray Medical International, Ltd. ADR	59,567	1,231
Hotels, Restaurants & Leisure (6.2%)
Ctrip.Com International, Ltd. ADR Λ	78,620	1,650
Starbucks Corp. ‡	179,559	1,695
Wynn Resorts, Ltd. ‡	58,566	1,761
Household Durables (2.6%)
Gafisa SA ADR	62,765	622
Mohawk Industries, Inc. ‡	17,892	575
NVR, Inc. ‡ Λ	2,301	980
Insurance (1.1%)
Alleghany Corp. ‡	3,336	909
Internet & Catalog Retail (3.6%)
Amazon.com, Inc. ‡	17,311	1,018
priceline.com, Inc. ‡ Λ	29,201	1,959
Internet Software & Services (9.2%)
Alibaba.Com, Ltd. ‡	1,207,200	913
Baidu, Inc. ADR ‡	13,570	1,748
Equinix, Inc. ‡ Λ	17,643	941
Tencent Holdings, Ltd.	501,200	3,063
Yahoo, Inc. ‡	74,100	869
IT Services (2.6%)
Redecard SA	193,011	2,184
Life Sciences Tools & Services (7.0%)
Illumina, Inc. ‡	112,745	3,084
Techne Corp.	45,337	2,719
Media (4.0%)
Discovery Communications, Inc. -Series C ‡	56,834	817
Discovery Communications, Inc. -Series A ‡	47,598	690
Groupe Aeroplan, Inc.	125,212	913
Grupo Televisa SA ADR	63,730	892
Oil, Gas & Consumable Fuels (13.4%)
PetroHawk Energy Corp. ‡ Λ	29,916	590
Range Resources Corp.	22,952	823
Southwestern Energy Co. ‡	173,715	5,497
Ultra Petroleum Corp. ‡	114,248	4,094
Pharmaceuticals (0.8%)
Ironwood Pharmaceutical ‡ §	54,887	659
Professional Services (2.0%)
Corporate Executive Board Co.	49,117	993
Monster Worldwide, Inc. ‡	68,119	627
Real Estate Management & Development (2.0%)
Brookfield Asset Management, Inc. -Class A	103,062	1,626
Software (2.1%)
Salesforce.com, Inc. ‡	65,103	1,732
Specialty Retail (1.0%)
Abercrombie & Fitch Co. -Class A Λ	46,201	825
Textiles, Apparel & Luxury Goods (0.4%)
Lululemon Athletica, Inc. ‡	49,247	335
Transportation Infrastructure (1.1%)
Grupo Aeroportuario del Pacifico SA de CV ADR	46,504	870
Wireless Telecommunication Services (1.2%)
NII Holdings, Inc. ‡	50,145	973
Total Common Stocks (cost $132,802)		79,883

	Principal
REPURCHASE AGREEMENT (3.4%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $2,788 on 02/02/2009 •	$2,788	2,788
Total Repurchase Agreement (cost $2,788)		2,788

	Shares
SECURITIES LENDING COLLATERAL (3.5%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲	2,868,221	2,868
Total Securities Lending Collateral (cost $2,868)		2,868

Total Investment Securities (cost $138,458) #		$85,539

The notes to the financial statements are an integral part of this report.

1

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $2,804.
‡	Non-income producing security.
§	Illiquid. These securities aggregated $659, or 0.80%, of the Fund’s net assets.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 0.69%, a maturity date of 08/25/2034, and with a market value plus accrued interest of $2,845.
▲	Rate shown reflects the yield at 01/30/2009.
#

Aggregate cost for federal income tax purposes is $138,458. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,850 and $55,769, respectively. Net unrealized depreciation for tax purposes is $52,919.

DEFINITION:

ADR	American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$82,093	$3,446	$—	$85,539

The notes to the financial statements are an integral part of this report.

2

Transamerica Van Kampen Small Company Growth

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (4.9%)
Biotechnology (0.9%)
Pacific Bioscience, Zero Coupon Ə ‡ ▲ §	63,479	$444
IT Services (1.6%)
Ning, Inc., Zero Coupon Ə ‡ ▲ §	108,208	774
Pharmaceuticals (2.4%)
Ironwood Pharmaceuticals, 8.00% ▲	96,357	1,156
Total Preferred Stocks (cost $1,820)		2,374

COMMON STOCKS (90.5%)
Biotechnology (2.5%)
Alnylam Pharmaceuticals, Inc. ‡ Λ	46,204	975
Cepheid, Inc. ‡ Λ	32,306	240
Capital Markets (8.6%)
Capital Southwest Corp. Λ	2,378	218
Greenhill & Co., Inc. Λ	39,696	2,582
Riskmetrics Group, Inc. ‡ Λ	107,184	1,378
Construction Materials (4.4%)
Eagle Materials, Inc. Λ	69,857	1,263
Texas Industries, Inc. Λ	37,890	860
Diversified Consumer Services (4.5%)
American Public Education, Inc. ‡	14,086	552
New Oriental Education & Technology Group ADR ‡ Λ	12,522	599
Strayer Education, Inc. Λ	4,786	1,035
Diversified Financial Services (0.8%)
Climate Exchange PLC ‡	10,971	141
Pico Holdings, Inc. ‡ Λ	8,941	227
Diversified Telecommunication Services (1.4%)
Cogent Communications Group, Inc. ‡ Λ	101,371	674
Electric Utilities (3.5%)
Brookfield Infrastructure Partners LP Λ	127,324	1,681
Health Care Providers & Services (2.7%)
Athenahealth, Inc. ‡ Λ	36,332	1,311
Hotels, Restaurants & Leisure (6.8%)
Ambassadors Group, Inc. Λ	52,384	433
BJ’s Restaurants, Inc. ‡ Λ	53,461	593
Ctrip.com International, Ltd. ADR Λ	41,581	873
Mandarin Oriental International, Ltd.	320,288	253
PF Chang’s China Bistro, Inc. ‡ Λ	58,696	1,042
Premier Exhibitions, Inc. ‡ Λ	47,048	53
Household Durables (1.9%)
Brascan Residential Properties SA	165,379	142
Gafisa SA ADR Λ	50,451	500
iRobot Corp. ‡ Λ	36,066	274
Insurance (1.6%)
Greenlight Capital Re, Ltd. -Class A ‡	61,464	747
Internet & Catalog Retail (3.2%)
Blue Nile, Inc. ‡ Λ	55,111	1,114
Dena Co., Ltd.	143	422
Internet Software & Services (7.1%)
Bankrate, Inc. ‡ Λ	16,876	563
Comscore, Inc. ‡ Λ	27,462	346
Gmarket, Inc. ADR ‡	35,673	514
GSI Commerce, Inc. ‡ Λ	53,731	460
Mercadolibre, Inc. ‡ Λ	32,331	434
Rediff.com India, Ltd. ADR ‡ Λ	41,264	78
SINA Corp. ‡ Λ	18,104	370
Vistaprint, Ltd. ‡ Λ	27,411	628
IT Services (3.4%)
Forrester Research, Inc. ‡ Λ	58,765	1,227
Information Services Group, Inc. ‡ Λ	121,763	390
Leisure Equipment & Products (0.8%)
Aruze Corp.	45,100	384
Life Sciences Tools & Services (8.2%)
Illumina, Inc. ‡ Λ	37,878	1,036
Techne Corp.	48,140	2,887
Machinery (0.7%)
Middleby Corp. ‡ Λ	14,270	330
Media (5.1%)
CKX, Inc. ‡ Λ	57,323	187
Interactive Data Corp. Λ	30,469	695
Lakes Entertainment, Inc. ‡ Λ	55,865	165
Marvel Entertainment, Inc. ‡ Λ	49,470	1,362
Oil, Gas & Consumable Fuels (6.2%)
Carrizo Oil & Gas, Inc. ‡ Λ	22,825	316
Contango Oil & Gas Co. ‡ Λ	41,044	1,831
GMX Resources, Inc. ‡ Λ	37,074	840
Professional Services (6.0%)
Advisory Board Co. ‡	57,291	1,003
Corporate Executive Board Co.	21,527	435
Costar Group, Inc. ‡ Λ	49,205	1,457
Real Estate Management & Development (0.6%)
Consolidated-Tomoka Land Co. Λ	6,768	197
Market Leader, Inc. ‡ Λ	52,533	92
Semiconductors & Semiconductor Equipment (1.2%)
Tessera Technologies, Inc. ‡ Λ	49,784	585
Software (5.2%)
Blackboard, Inc. ‡ Λ	33,379	848
Longtop Financial Technologies, Ltd. ADR ‡	55,819	785
Solera Holdings, Inc. ‡ Λ	36,525	880
Specialty Retail (0.9%)
Citi Trends, Inc. ‡ Λ	44,124	421
Textiles, Apparel & Luxury Goods (0.9%)
Lululemon Athletica, Inc. ‡ Λ	63,949	435
Trading Companies & Distributors (0.5%)
Integrated Distribution Services Group, Ltd.	245,000	264
Transportation Infrastructure (1.8%)
Grupo Aeroportuario del Pacifico SA de CV ADR Λ	47,107	881
Total Common Stocks (cost $68,638)		43,508

RIGHTS (0.0%)
Household Durables (0.0%)
Brascan Residential Properties SA	65,886	1
Total Rights (cost $0)		1

	Principal
REPURCHASE AGREEMENT (4.7%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $2,279 on 02/02/2009 •	$2,279	2,279
Total Repurchase Agreement (cost $2,279)		2,279

	Shares
SECURITIES LENDING COLLATERAL (8.3%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 1.90% ▲	3,997,644	3,998
Total Securities Lending Collateral (cost $3,998)		3,998

Total Investment Securities (cost $76,735) #		$52,160

The notes to the financial statements are an integral part of this report.

1

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 01/30/2009.
§	Illiquid. These securities aggregated $1,218, or 2.53%, of the Fund’s net assets.
Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $3,886.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.6%, a maturity date of 09/01/2034, and with a market value plus accrued interest of $2,326.
#

Aggregate cost for federal income tax purposes is $76,735. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,434 and $29,009, respectively. Net unrealized depreciation for tax purposes is $24,575.

DEFINITIONS:

ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$49,881	$2,279	$—	$52,160

The notes to the financial statements are an integral part of this report.

2

Transamerica WMC Emerging Markets

SCHEDULE OF INVESTMENTS

At January 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (89.7%)
Bermuda (1.7%)
Shangri-La Asia, Ltd.	998,000	$1,162
Brazil (16.8%)
Amil Participacoes SA	86,500	268
Banco Itau Holding Financeira SA ADR	131,800	1,323
BM&F Bovespa SA	409,900	1,182
Cia Brasileira de Distribuicao Grupo PAO de Acucar ADR	23,100	593
Cia de Saneamento Basico Do Estado de Sao Paulo ‡	11,500	124
Cia Energetica de Minas Gerais ADR	81,700	1,110
Cia Siderurgica Nacional SA ADR	22,900	346
Cia Vale do Rio Doce ADR	111,900	1,579
Cyrela Brazil Realty SA	152,300	611
Odontoprev SA ‡	30,900	318
Petroleo Brasileiro SA ADR	116,700	3,057
Usinas Siderurgicas de Minas Gerais SA	62,300	725
Weg SA	62,700	315
Cayman Islands (1.9%)
Golden Meditech Co., Ltd. ‡	2,120,000	193
Simcere Pharmaceutical Group ADR ‡	75,400	489
WSP Holdings, Ltd. ADR ‡	157,300	636
China (6.7%)
China Life Insurance Co., Ltd. -Class H	574,000	1,511
China Shenhua Energy Co., Ltd. -Class H	688,000	1,467
Datang International Power Generation Co., Ltd.	506,000	251
Industrial & Commercial Bank of China -Class H	2,362,000	999
Weiqiao Textile Co.	527,000	156
Wumart Stores, Inc.	369,000	260
Egypt (1.8%)
Egyptian Financial Group-Hermes Holding	191,126	488
Orascom Construction Industries	40,074	792
Hong Kong (7.1%)
China Mobile, Ltd. ADR	27,500	1,237
China Overseas Land & Investment, Ltd.	407,680	533
China Resources Enterprise	434,000	624
CNOOC, Ltd. ADR	22,700	1,954
Hong Kong Exchanges and Clearing, Ltd.	62,800	539
Hungary (0.8%)
Richter Gedeon	4,970	565
India (2.3%)
Dr Reddys Laboratories, Ltd. ADR	30,900	280
Grasim Industries, Ltd. Reg S GDR	20,700	506
Sterlite Industries India, Ltd. ADR	154,000	824
Israel (4.8%)
Bank Hapoalim Bm ‡	159,308	287
Bank Leumi Le-Israel Bm	82,251	150
Bezeq Israeli Telecommunication Corp., Ltd.	483,864	715
Cellcom Israel, Ltd.	5,800	121
Teva Pharmaceutical Industries, Ltd. ADR	49,700	2,060
Korea, Republic of (5.1%)
LG Electronics, Inc.	12,553	642
NHN Corp. ‡	5,539	549
POSCO	3,356	856
Samsung Securities Co., Ltd.	16,815	752
Shinsegae Co., Ltd.	2,380	762
Malaysia (1.6%)
Digi.Com BHD	102,700	581
Kulim Malaysia BHD	394,500	532
Mauritius, Republic of (1.1%)
Golden Agri-Resources, Ltd.	3,815,000	763
Mexico (7.9%)
America Movil SAB de CV ADR	73,100	2,085
Fomento Economico Mexicano SAB de CV ADR	37,500	1,056
Grupo Financiero Banorte SAB de CV -Class O	431,700	569
Grupo Televisa SA ADR	91,600	1,281
Impulsora del Desarrollo y El Empleo EN America Latina SAB de CV ‡	416,700	184
Wal-Mart de Mexico SAB de CV -Class V	147,200	307
Papua New Guinea (0.3%)
New Britain Palm Oil, Ltd.	71,556	233
Peru (1.5%)
Cia de Minas Buenaventura SA ADR	56,000	1,055
Philippines (1.0%)
Philippine Long Distance Telephone Co. ADR	15,100	668
Qatar (0.7%)
Commercial Bank of Qatar -144A GDR ‡	146,200	468
Russian Federation (2.8%)
Mobile Telesystems OJSC ADR	33,500	714
Rosneft Oil Co. GDR	389,116	1,210
South Africa (10.9%)
Adcock Ingram Holdings, Ltd. ‡	170,219	665
African Bank Investments, Ltd.	344,918	880
Aspen Pharmacare Holdings, Ltd. ‡	137,749	567
Gold Fields, Ltd.	69,884	735
Impala Platinum Holdings, Ltd.	106,929	1,223
Massmart Holdings, Ltd.	74,102	584
MTN Group, Ltd.	108,478	1,029
Sasol, Ltd.	36,544	973
Truworths International, Ltd.	239,502	822
Switzerland (0.4%)
Orascom Development Holding AG ‡	11,147	265
Taiwan (8.4%)
Chunghwa Telecom Co., Ltd. ADR	41,000	617
HON HAI Precision Industry Co., Ltd.	573,000	1,009
Mediatek, Inc.	121,000	871
President Chain Store Corp.	240,000	565
Taiwan Mobile Co., Ltd.	682,000	953
Taiwan Semiconductor Manufacturing Co., Ltd.	1,117,000	1,373
Yuanta Financial Holding Co., Ltd.	1,150,000	432
Thailand (1.7%)
Bangkok Bank PCL	483,600	1,016
Land and Houses PCL	1,799,200	162
Turkey (1.3%)
Akcansa Cimento AS	92,303	121
Cimsa Cimento Sanayi VE Tica	97,395	170
Haci OMER Sabanci Holding AS	323,810	616
United Kingdom (1.1%)
Hikma Pharmaceuticals PLC	142,025	731
Total Common Stocks (cost $79,221)		$61,996

The notes to the financial statements are an integral part of this report.

1

	Shares	Value
WARRANTS (8.4%)
Jersey, C.I. (1.8%)
Bharti Airtel, Ltd.
Expiration: 09/19/2013
Exercise Price: $0.00	54,500	$706
Glenmark Pharmaceuticals, Ltd.
Expiration: 11/13/2019
Exercise Price: $0.00	71,800	202
Maruti Suzuki India, Ltd.
Expiration: 09/03/2012
Exercise Price: $0.00	11,600	136
Punjab National Bank, Ltd.
Expiration: 10/17/2013
Exercise Price: $0.00	20,510	168
United States (3.6%)
Bharat Heavy Electricals, Ltd. -144A
Expiration: 10/24/2012
Exercise Price: $0.00	30,800	832
Educomp Solutions, Ltd. -144A
Expiration: 10/24/2012
Exercise Price: $0.00	14,000	511
Lanco Infratech, Ltd. -144A
Expiration: 10/24/2012
Exercise Price: $0.00	128,000	298
Piramal Healthcare, Ltd. -144A
Expiration: 10/24/2012
Exercise Price: $0.00	188,900	827
Piramal Life Sciences, Ltd. -144A
Expiration: 10/24/2012
Exercise Price: $0.00	61,734	41
Germany (3.0%)
Educomp Solutions, Ltd.
Expiration: 08/17/2010
Exercise Price: $0.00	3,000	108
Reliance Industries, Ltd. -144A
Expiration: 11/07/2016
Exercise Price: $0.00	43,000	1,160
Tata Chemicals, Ltd. -144A
Expiration: 12/05/2017
Exercise Price: $0.00	249,700	780
Total Warrants (cost $8,114)		5,769

	Principal
REPURCHASE AGREEMENT (1.3%)
State Street Repurchase Agreement 0.01%, dated 01/30/2009, to be repurchased at $929 on 02/02/2009 •	$929	929
Total Repurchase Agreement (cost $929)		929

Total Investment Securities (cost $88,264) #		$68,694

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Hungarian Forint	(92,091)	02/19/2009	$(513)	$118
Israeli Smekel	(5,706)	01/28/2010	(1,408)	10
Republic of Korea Won	(1,486,201)	09/24/2009	(1,127)	24
South African Rand	26,210	09/29/2009	2,573	(129)
South African Rand	(26,210)	09/29/2009	(2,877)	432
Taiwan Dollar	(48,284)	07/24/2009	(1,425)	(9)
				$446

The notes to the financial statements are an integral part of this report.

2

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Oil, Gas & Consumable Fuels	14.2%	$9,821
Wireless Telecommunication Services	11.9%	8,094
Metals & Mining	10.6%	7,343
Pharmaceuticals	9.4%	6,386
Commercial Banks	7.1%	4,980
Diversified Financial Services	5.3%	3,649
Food & Staples Retailing	4.5%	3,071
Semiconductors & Semiconductor Equipment	3.3%	2,244
Insurance	2.6%	1,779
Food Products	2.2%	1,528
Hotels, Restaurants & Leisure	2.1%	1,427
Diversified Telecommunication Services	1.9%	1,332
Media	1.9%	1,281
Construction & Engineering	1.9%	1,274
Household Durables	1.8%	1,253
Capital Markets	1.8%	1,240
Electric Utilities	1.6%	1,110
Beverages	1.5%	1,056
Electronic Equipment & Instruments	1.5%	1,009
Electrical Equipment	1.2%	832
Specialty Retail	1.2%	822
Construction Materials	1.1%	797
Chemicals	1.1%	780
Real Estate Management & Development	1.0%	695
Energy Equipment & Services	0.9%	636
Distributors	0.9%	624
Diversified Consumer Services	0.9%	619
Internet Software & Services	0.8%	549
Health Care Providers & Services	0.5%	318
Machinery	0.5%	315
Independent Power Producers & Energy Traders	0.4%	251
Health Care Equipment & Supplies	0.3%	193
Textiles, Apparel & Luxury Goods	0.2%	156
Automobiles	0.2%	136
Water Utilities	0.2%	124
Biotechnology	0.1%	41
Investment Securities, at Value	98.6%	67,765
Short-Term Investments	1.4%	929
Total Investments	100.0%	$68,694

The notes to the financial statements are an integral part of this report.

3

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.65%, a maturity date of 12/01/2034, and with a market value plus accrued interest of $949.
#

Aggregate cost for federal income tax purposes is $88,264. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $612 and $20,182, respectively. Net unrealized depreciation for tax purposes is $19,570.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2009, these securities aggregated $4,917, or 7.11%, of the Fund’s net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of 01/31/2009 in valuing the Fund’s assets and liabilities.

Investments in Securities				Other Financial Instruments*
Level 1	Level 2	Level 3	Total Investments in Securities	Level 1	Level 2	Level 3
$62,104	$6,590	$—	$68,694	$—	$446	$—

*Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

4

Notes to Schedules of Investments

At January 31, 2009

(unaudited)

Security valuations: The Transamerica Funds (“Funds”) value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Foreign securities generally are valued based on quotations from the primary market in which they are traded.  Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Funds’ net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Funds may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee, under the supervision of the Funds’ Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee, under the supervision of the Funds’ Board of Trustees.

The Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”): FAS 157 defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investments were acquired. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Funds may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward currency contracts at January 31, 2009 are listed in the Schedules of Investments.

Futures contracts: The Funds may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

1

Notes to Schedules of Investments (continued)

At January 31, 2009

(unaudited)

Loan participations/assignments: The Funds may purchase participations/ assignments in commercial loans. Such indebtedness may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan participations/ assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries. The Funds may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy a portion of the loans, becoming part lenders. Loans are often administered by agent banks acting as agents for all holders. The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the portfolios have direct recourse against the corporate borrowers, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Option contracts: The Funds may enter into option contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms. Options are marked-to-market daily to reflect the current value of the option written.

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs.  These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Repurchase agreements:  The Funds are authorized to enter into repurchase agreements.  The Funds, through their custodian, State Street Bank & Trust Company (“State Street”), receive delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Funds may lend securities to qualified borrowers, with State Street acting as the Funds’ lending agent. The Funds earn negotiated lenders’ fees. The Funds receive cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Prime Portfolio.  The Funds monitor the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

Short sales: The Funds may from time to time sell securities short.  In the event that the sub-advisers anticipate that the price of securities will decline, they may sell the securities short and borrow the same securities from a broker or other institution to complete the sale. The Funds will incur a profit or a loss, depending upon whether the market price of the securities decreases or increases between the date of the short sale and the date on which the Funds must replace the borrowed securities. All short sales will be fully collateralized.  Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short. Dividends paid by the issuers of the securities sold short are paid by the Funds to the lenders, recorded on the ex-date of the dividends and recorded as expenses.

Swap agreements: The Funds may enter into swap agreements to manage their exposure to interest rates and credit risk. Interest rate swap agreements are between two counterparties where one stream of future interest payments is exchanged for another based on a notional amount. Interest rate swaps often exchange a fixed payment for a floating payment that is linked to an interest rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The portfolios may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the portfolios owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Entering into these agreements involves elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss.

2

Notes to Schedules of Investments (continued)

At January 31, 2009

(unaudited)

Credit default swap agreements: Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index. If the  Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs.

If a credit event has occurred, the recovery value is determined by facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuations method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.

3

Notes to Schedules of Investments (continued)

At January 31, 2009

(unaudited)

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2008 for which the Fund is the seller of protection are disclosed in the footnotes to the Schedule of Investments.

These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”) The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others.

The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments.

Interest rate swap agreements: Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Swaptions contracts: The Fund is authorized to write swaption contracts to manage exposure to fluctuations in interest rates and to enhance fund yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call option is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a variable rate in exchange. Swaptions are marked to market daily based upon quotations from market makers. When the Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in written options.

Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from written options. The difference between the premium and the amount paid on affecting a closing purchase transaction is treated as a realized gain or loss.

TBA purchase commitments: The Fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not to exceed 45 days. TBA purchase commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Fund’s other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Treasury Inflation-Protected Securities (“TIPS”): The Funds may invest in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index.

4

Item 2. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ John K. Carter
Chief Executive Officer
Date: March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
Chief Executive Officer
Date:	March 31, 2009

By:	/s/ Joseph P. Carusone
Principal Financial Officer
Date:	March 31, 2009